File No. 33-24962
                                                 Investment Company No. 811-5186


      As filed with the Securities and Exchange Commission on March 2, 1999


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             Registration Statement under The Securities Act of 1933


                         Post-Effective Amendment No. 29


         Registration Statement under The Investment Company Act of 1940


                                Amendment No. 31


                             AMERICAN SKANDIA TRUST

               (Exact Name of Registrant as Specified in Charter)

                 One Corporate Drive, Shelton, Connecticut 06484

               (Address of Principal Executive Offices) (Zip Code)

                                 (203) 926-1888
              (Registrant's Telephone Number, Including Area Code)


                         ERIC C. FREED, ESQ., SECRETARY
                             AMERICAN SKANDIA TRUST
                 ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484

                     (Name and Address of Agent for Service)

                                   Copies to:

                             ROBERT K. FULTON, ESQ.
                                WERNER & KENNEDY
               1633 BROADWAY, 46TH FLOOR, NEW YORK, NEW YORK 10019


 It is proposed that this filing will become effective (check appropriate space)


           _____   immediately upon filing pursuant to paragraph (b).
           _____   on December 31, 1998 pursuant to paragraph (b) of rule 485.
           [X]     60 days after filing pursuant to paragraph (a)(1).
           _____   on _______ pursuant to paragraph (a)(1).
           _____   75 days after filing pursuant to paragraph (a)(2).
           _____   on        pursuant to paragraph (a)(2) of rule 485.
           _____   this post-effective amendment designates a new effective
                   date for a previously filed post-effective amendment.

PROSPECTUS                                                          May 1, 1999
                             AMERICAN SKANDIA TRUST
                 One Corporate Drive, Shelton, Connecticut 06484
--------------------------------------------------------------------------------
American Skandia Trust (the "Trust") is an investment company made up of the following 28 separate portfolios ("Portfolios"):

AST Founders Passport Portfolio
AST T. Rowe Price International Equity Portfolio
AST Putnam  International  Equity  Portfolio
AST Janus Overseas Growth Portfolio
AST American Century  International  Growth Portfolio
AST Janus Small-Cap Growth Portfolio
AST Kemper  Small-Cap Growth Portfolio
AST Lord Abbett Small Cap Value Portfolio
AST T. Rowe Price Small Company Value  Portfolio
AST Neuberger  Berman Mid-Cap Growth  Portfolio
AST Neuberger  Berman  Mid-Cap Value  Portfolio
AST T. Rowe  Price  Natural  Resources  Portfolio
AST  Oppenheimer   Large-Cap  Growth Portfolio
AST Marsico Capital Growth  Portfolio
AST JanCap Growth  Portfolio AST
Bankers Trust  Enhanced 500  Portfolio
AST Cohen & Steers Realty  Portfolio
AST Putnam  Value  Growth & Income  Portfolio
AST Lord  Abbett  Growth  and  Income Portfolio
AST INVESCO Equity Income Portfolio
AST Putnam Balanced  Portfolio
AST American Century Strategic Balanced Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price  International  Bond  Portfolio
AST Federated  High Yield Portfolio
AST PIMCO Total Return Bond Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST Money Market Portfolio

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Trust is an investment vehicle for life insurance companies ("Participating Insurance Companies") writing variable annuity contracts and variable life insurance policies. Shares of the Trust may also be sold directly to certain tax-deferred retirement plans. Each variable annuity contract and variable life insurance policy involves fees and expenses not described in this Prospectus. Please read the Prospectus for the variable annuity contract and variable life insurance policy for information regarding the contract or policy, including its fees and expenses and the Portfolios available for investment through that contract or policy.

                                TABLE OF CONTENTS

Caption                                                                                                        Page

Portfolio Annual Expenses..........................................................................................
Financial Highlights...............................................................................................
Investment Objectives and Policies.................................................................................
     AST Lord Abbett Growth and Income Portfolio...................................................................
     AST Lord Abbett Small Cap Value Portfolio.....................................................................
     AST JanCap Growth Portfolio...................................................................................
     AST Janus Overseas Growth Portfolio...........................................................................
     AST Janus Small-Cap Growth Portfolio..........................................................................
     AST Money Market Portfolio....................................................................................
     AST Federated High Yield Portfolio............................................................................
     AST T. Rowe Price Asset Allocation Portfolio..................................................................
     AST T. Rowe Price International Equity Portfolio..............................................................
     AST T. Rowe Price Natural Resources Portfolio.................................................................
     AST T. Rowe Price International Bond Portfolio................................................................
     AST T. Rowe Price Small Company Value Portfolio...............................................................
     AST Founders Passport Portfolio...............................................................................
     AST INVESCO Equity Income Portfolio...........................................................................
     AST PIMCO Total Return Bond Portfolio.........................................................................
     AST PIMCO Limited Maturity Bond Portfolio.....................................................................
     AST American Century International Growth Portfolio...........................................................
     AST American Century Strategic Balanced Portfolio.............................................................
     AST Putnam Value Growth & Income Portfolio....................................................................
     AST Putnam International Equity Portfolio.....................................................................
     AST Putnam Balanced Portfolio.................................................................................
     AST Cohen & Steers Realty Portfolio...........................................................................
     AST Stein Roe Venture Portfolio...............................................................................
     AST Bankers Trust Enhanced 500 Portfolio......................................................................
     AST Marsico Capital Growth Portfolio..........................................................................
     AST Neuberger Berman Mid-Cap Value Portfolio..................................................................
     AST Neuberger Berman Mid-Cap Growth Portfolio.................................................................
     AST Oppenheimer Large-Cap Growth Portfolio....................................................................
     AST Kemper Small-Cap Growth Portfolio.........................................................................
Certain Risk Factors and Investment Methods........................................................................
Regulatory Matters.................................................................................................
Portfolio Turnover.................................................................................................
Brokerage Allocation...............................................................................................
Investment Restrictions............................................................................................
Net Asset Values...................................................................................................
Purchase and Redemption of Shares..................................................................................
Organization and Management of the Trust...........................................................................
Tax Matters........................................................................................................
Description of Shares of the Trust.................................................................................
Performance........................................................................................................
Transfer and Shareholder Servicing Agent...........................................................................
Custodian..........................................................................................................
Counsel and Auditors...............................................................................................
Other Information..................................................................................................

                               RISK/RETURN SUMMARY

         American Skandia Trust (the "Trust") is comprised of twenty-eight investment portfolios (the "Portfolios"). The Portfolios are designed to provide a wide range of investment options. Each Portfolio has its own investment goal and style (and, as a result, its own level of risk). Some of the Portfolios offer potential for high returns with correspondingly higher risk, while others offer stable returns with relatively less risk. It is possible to lose money when investing even in the most conservative of the Portfolios. Investments in the Portfolios are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         It is not possible to provide an exact measure of the risk to which a Portfolio is subject, and a Portfolio's risk will vary based on the securities that it holds at a given time. Nonetheless, based on each Portfolio's investment style and the risks typically associated with that style, it is possible to assess in a general manner the risks to which a Portfolio will be subject. The following discussion highlights the investment strategies and risks of each Portfolio. Additional information about each Portfolio's potential investments and its risks is included in this Prospectus under "Investment Objectives and Policies."


International Portfolios:

Portfolio:                    Investment Goal:               Primary Investments:

Founders  Passport            Capital growth                 The Portfolio  invests
                                                             primarily in equity
                                                             securities of small
                                                             capitalization
                                                             foreign companies.

T. Rowe Price Int'l Equity    Total return on assets         The Portfolio invests
                              from long-term growth of       primarily in common stocks of
                              capital and income             established foreign companies.

Putnam  International         Capital  growth                The Portfolio   invests
                                                             primarily in equity
                                                             securities       of
                                                             foreign companies.

Janus Overseas Growth          Long-term capital             The
                               growth                        Portfolio   invests
                                                             primarily in common
                                                             stocks  of  foreign
                                                             companies.


American Century Int'l         Capital growth                The Portfolio invests primarily in equity
Growth                                                        securities of foreign companies.

Principal Investment Strategies:

The AST Founders Passport Portfolio normally invests primarily in securities issued by foreign companies that have market capitalizations or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world. At least 65% of the Portfolio's total assets normally will be invested in foreign securities representing a minimum of three countries. The Portfolio may invest in larger foreign companies or in U.S.-based companies if, in the Sub-advisor's opinion, they represent better prospects for capital growth.

The Sub-advisor to the Portfolio looks for companies whose fundamental strengths indicate potential for growth in earnings per share. The Sub-advisor generally takes a "bottom up" approach to building the Portfolio, which means that the Sub-advisor will search for individual companies that demonstrate the best potential for significant earnings growth, rather than choose investments based on broader economic characteristics of countries or industries.

The Sub-advisor to the AST T. Rowe Price International Equity Portfolio expects to invest substantially all of the Portfolio's assets (with a minimum of 65%) in established foreign companies. Geographic diversification will be wide, including both developed and developing countries, and there will normally be at least three different countries represented in the Portfolio. Stocks can be purchased without regard to a company's market capitalization, but the Sub-advisor's focus typically will be on large and, to a lesser extent, medium-sized companies.

The Fund will invest in stocks that have the potential for growth of capital or income or both. Stocks are selected by using a "bottom-up" approach (an approach based on the Sub-advisor's fundamental research on particular companies) in an effort to identify companies capable of achieving and sustaining above-average long-term earnings growth. The Sub-advisor seeks to purchase stocks at reasonable prices in relation to anticipated earnings, cash flow or book value. Valuation factors often influence the Sub-advisor's allocations among large-, mid-, and small-cap companies.

While bottom-up stock selection is the focus of its decision making, the Sub-advisor also invests with an awareness of the global economic backdrop and its outlook for individual companies. Country allocation is driven largely by stock selection, though the Sub-advisor may limit investments in markets that appear to have poor overall prospects.

The AST Putnam International Equity Portfolio invests primarily in equity securities of companies located in countries other than the United States. These equity securities will normally include common stocks, preferred stocks, convertible securities and warrants. The Portfolio will, under normal circumstances, invest at least 65% of its total assets in issuers located in at least three different countries other than the United States. The Portfolio will consider an issuer of securities to be "located in a country other than the United States" if it is organized under the laws of a foreign country and has a principal office outside the United States, or if it derives 50% or more of its total revenues from business outside the United States.

The Portfolio may invest in companies whose earnings are believed to be in a relatively strong growth trend ("growth companies"), as well as in companies whose stock is thought to be undervalued ("value companies"). The Portfolio may seek investment opportunities among securities of smaller, less well known companies, although its focus is securities of large, widely-traded companies. The Portfolio may invest in securities of issuers in emerging markets, although its focus is more developed markets.

The AST Janus Overseas Growth Portfolio pursues its objective primarily through investments in common stocks of issuers located outside the United States. The Portfolio has the flexibility to invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. The Portfolio normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

The Portfolio invests primarily in stocks selected for their growth potential. The Sub-advisor generally takes a "bottom up" approach to choosing investments for the Portfolio. In other words, the Sub-advisor seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large, regardless of where the companies are organized or where they primarily conduct business. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined allocation among countries, geographic regions or industry sectors, or other similar selection procedure.

The AST American Century International Growth Portfolio will seek to achieve its investment objective by investing primarily in equity securities of international companies that the Sub-advisor believes will increase in value over time. The Sub-advisor uses a growth investment strategy it developed that looks for companies with earnings and revenue growth. Ideally, the Sub-advisor looks for companies whose earnings and revenues are not only growing, but are growing at an accelerating pace. For purposes of the Portfolio, equity securities include common stocks, preferred stocks and convertible securities.

The Sub-advisor tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The Sub-advisor recognizes that, in addition to locating strong companies with accelerating earnings, the allocation of assets among different countries and regions also is an important factor in managing an international portfolio. For this reason, the Sub-advisor will consider a number of other factors in making investment selections, including the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations. Under normal conditions, the Portfolio will invest at least 65% of its assets in equity securities of issuers from at least three countries outside of the United States. While the Portfolio's focus will be on issuers in developed markets, the Sub-advisor expects to invest to some degree in issuers in developing countries.

Principal Risks:

o........All five of the  international  portfolios  are equity  funds,  and the primary risk of each is that the value of the stocks they hold will decline. Stocks can decline for many reasons, including reasons related to the particular company, the industry of which it is a part, or the securities markets generally.

o The level of risk of the international portfolios will generally be higher than the level of risk associated with domestic equity funds. Foreign investments involve risks such as fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of information, and lack of uniform financial reporting and regulatory practices such as those that apply to U.S. issuers. While none of the international portfolios invest primarily in companies located in developing countries, each may invest in those companies to some degree, and the risks of foreign investment may be accentuated by investment in developing countries.

o As a fund that invests primarily in the securities of smaller foreign issuers, the AST Founders Passport Portfolio may be subject to a greater level of risk than the other international funds. Securities of smaller companies tend to be subject to more abrupt and erratic price movements than securities of larger companies, in part because they may have limited product lines, markets, or financial resources.


Capital Growth Portfolios:

Portfolio:                    Investment Goal:               Primary Investments:

Janus Small-Cap Growth        Capital  growth                The
                                                             Portfolio   invests
                                                             primarily in common
                                                             stocks   of   small
                                                             capitalization
                                                             companies.

Kemper Small-Cap Growth       Maximum capital                The
                              growth                         Portfolio   invests
                                                             primarily in equity
                                                             securities of small
                                                             capitalization
                                                             companies.

Lord Abbett Small Cap Value  Long-term                       The Portfolio   invests
                             capital  growth                 primarily in equity
                                                             securities    small
                                                             capitalization
                                                             companies  that are
                                                             believed    to   be
                                                             undervalued.

T. Rowe Price Small           Long-term capital growth       The Portfolio invests
Company Value                                                primarily in stocks and equity-related
                                                             securities of small capitalization
                                                             companies that appear to
                                                             be undervalued.

Neuberger  Berman Mid-Cap     Capital growth                 The Portfolio invests
Growth                                                       primarily in common stocks of medium
                                                             capitalization companies.


Neuberger Berman Mid-Cap      Capital growth                 The Portfolio invests primarily in common stocks of medium
Value                                                        capitalization companies, using a value-oriented investment approach.

T. Rowe Price Natural         Long-term capital growth       The Portfolio invests primarily in common stocks of companies
Resources                                                    that own or develop natural resources and other basic
                                                             commodities.

Oppenheimer  Large-Cap        Capital growth                The Portfolio invests primarily in common
Growth                                                      stocks of large capitalization growth companies.

Marsico Capital Growth        Capital growth                 The Portfolio invests primarily in common
                                                             stocks,   with  the majority   of   the
                                                             Fund's   assets  in large
                                                             capitalization stocks.

JanCap Growth                 Capital growth                 The Portfolio invests primarily in common stocks.

Bankers Trust Enhanced 500    To outperform the S&P 500      The Portfolio invests primarily in common stocks included in
Stock Index                                                  the S&P 500.


Principal Investment Strategies:

The AST Janus Small-Cap Growth Portfolio pursues its objective by normally investing at least 65% of its total assets in the common stocks of small-sized companies. For purposes of the Portfolio, small-sized companies are those that have market capitalizations of less than $1.5 billion or annual gross revenues of less than $500 million. To a lesser extent, the Portfolio may also invest in stocks of larger companies with potential for capital appreciation.

The Sub-advisor generally takes a "bottom up" approach to building the Portfolio. In other words, it seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined industry sector or other similar selection procedure.

At least 65% of the AST Kemper Small-Cap Growth Portfolio's total assets normally will be invested in the equity securities of smaller companies, i.e., those having a market capitalization of $1.5 billion or less at the time of investment, many of which would be in the early stages of their life cycle. Equity securities include common stocks and securities convertible into or exchangeable for common stocks, including warrants and rights. The Portfolio intends to invest primarily in stocks of companies whose earnings per share are expected by the Sub-advisor to grow faster than the market average ("growth stocks").

In managing the Portfolio, the Sub-advisor emphasizes stock selection and fundamental research. The Sub-advisor considers a number of factors in considering whether to invest in a growth stock, including high return on equity and earnings growth rate, low level of debt, strong balance sheet, good management and industry leadership. Other factors are patterns of increasing sales growth, the development of new or improved products or services, favorable outlooks for growth in the industry, the probability of increased operating efficiencies, emphasis on research and development, cyclical conditions, or other signs that a company may grow rapidly. The Portfolio seeks attractive areas for investment that arise from factors such as technological advances, new marketing methods, and changes in the economy and population.

The AST T. Rowe Price Small Company Value Portfolio will invest at least 65% of its total assets in stocks and equity-related securities of small companies ($1 billion or less in market capitalization). Reflecting a value approach to investing, the Portfolio will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow or business franchises. The Sub-advisor's research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, the Sub-advisor generally looks to the following:

 .........(1)  Above-average  dividend yield (the stock's annual dividend divided by the stock price) relative to a company's peers or its own historic norm.

 .........(2) Low  price/earnings,  price/book  value or  price/cash  flow ratios relative to the S&P 500 Index, the company's peers, or its own historic norm.

 .........(3) Low stock price relative to a company's underlying asset values.

 .........(4) A plan to improve the business through restructuring.

 .........(5) A sound balance sheet and other positive financial characteristics.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or re-deploy assets into more promising opportunities. The Portfolio may on occasion purchase companies with a market cap more than $1 billion.

To pursue its objective, the AST Neuberger Berman Mid-Cap Growth Portfolio primarily invests in the common stocks of mid-cap companies. Companies with equity market capitalizations from $300 million to $10 billion at the time of investment are considered mid-cap companies for purposes of the Portfolio. Some of the Portfolio's assets may be invested in the securities of large-cap companies as well as in small-cap companies. The Portfolio seeks to reduce risk by diversifying among many companies and industries.

The Portfolio is normally managed using a growth-oriented investment approach. The Sub-advisor looks for fast-growing companies that are in new or rapidly evolving industries. Factors in identifying these companies may include above-average growth of earnings or earnings that exceed analysts' expectations. The Sub-advisor may also look for other characteristics in a company, such as financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The Sub-advisor follows a disciplined selling strategy, and may sell a stock when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

To pursue its objective, the AST Neuberger Berman Mid-Cap Value Portfolio primarily invests in the common stocks of mid-cap companies. Some of the Portfolio's assets may be invested in the securities of large-cap companies as well as in small-cap companies. The Portfolio seeks to reduce risk by diversifying among many companies and industries.

Under the Portfolio's value-oriented investment approach, the Sub-advisor looks for well-managed companies whose stock prices are undervalued and that may rise in price when other investors realize their worth. Factors that the Sub-advisor may use to identify these companies include strong fundamentals, such as a low price-to-earnings ratio, consistent cash flow, and a sound track record through all phases of the market cycle. The Sub-advisor may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, or a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The Sub-advisor generally considers selling a stock when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The AST T. Rowe Price Natural Resources Portfolio normally invests at least 65% of its total assets in the common stocks of natural resource companies whose earnings and tangible assets could benefit from accelerating inflation. The Portfolio also may invest in growth companies with strong potential for earnings growth. When selecting stocks, we look for companies that have the ability to expand production, to maintain superior exploration programs and production facilities, and the potential to accumulate new resources. Natural resource companies in which the Portfolio invests generally own or develop energy sources, precious metals, nonferrous metals, forest products, real estate, diversified resources and other basic commodities that can be produced and marketed profitably when both labor costs and prices are rising.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or re-deploy assets into more promising opportunities.

The AST Oppenheimer Large-Cap Growth Portfolio seeks its investment objective by emphasizing investment in common stocks issued by established large-capitalization "growth companies" that, in the opinion of the Sub-advisor, have above average earnings prospects but are selling at below normal prices. At least 65% of the Portfolio's assets normally will be invested in companies that have market capitalizations greater than $3 billion, and the Portfolio will normally maintain a median market capitalization greater than $5 billion.

"Growth companies" may be developing new products or services, or expanding into new markets for their products. While they will have what the Sub-advisor believes to be favorable long-term prospects, they normally retain a large part of their earnings for research, development and investment in capital assets. Therefore, they tend not to emphasize the payment of dividends. Investment opportunities may be sought among securities of smaller, less well-known companies, although the Portfolio's emphasis is on large-cap issuers.

The AST Marsico Capital Growth Portfolio will pursue its objective by investing primarily in common stocks. The Sub-advisor expects that the majority of the Portfolio's assets will be invested in the common stocks of larger, more established companies.

In selecting investments for the Portfolio, the Sub-advisor uses an approach that combines "top down" economic analysis with "bottom up" stock selection. The "top-down" approach takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment, and the global competitive landscape. In addition, the Sub-advisor examines such factors as the most attractive global investment opportunities, industry consolidation, and the sustainability of economic trends. As a result of this "top down" analysis, the Sub-advisor identifies sectors, industries and companies that should benefit from the trends the Sub-advisor has observed.

The Sub-advisor then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is appropriate for investment by the Portfolio, the Sub-advisor focuses on a number of different attributes, including the company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (e.g., a strong balance sheet, improving returns on equity, and the ability to generate free cash flow), strong management, and reasonable valuations in the context of projected growth rates.

The AST JanCap Growth Portfolio will pursue its objective by investing primarily in common stocks. Common stock investments will be in companies that the Sub-advisor believes are experiencing favorable demand for their products and services, and which operate in a favorable competitive and regulatory environment. The Sub-advisor generally takes a "bottom up" approach to choosing investments for the Portfolio. In other words, the Sub-advisor seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

The AST Bankers Trust Enhanced 500 Portfolio seeks to outperform the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R)") through stock selection resulting in different weightings of common stocks relative to the index. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange Inc. (the "NYSE").

In seeking to outperform the S&P 500, the Sub-advisor starts with a portfolio of stocks representative of the holdings of the index. It then uses a set of quantitative criteria that are designed to indicate whether a particular stock will predictably perform better or worse than the S&P 500. Based on these criteria, the Sub-advisor determines whether the Portfolio should over-weight, under-weight or hold a neutral position in the stock relative to the proportion of the S&P 500 that the stock represents. The majority of the issues held by the Portfolio will have neutral weightings, but approximately 100 will be over- or under-weighted relative to the index. In addition, the Sub-advisor may determine based on the quantitative criteria that certain S&P 500 stocks should not be held by the Portfolio in any amount.

As part of a strategy used to attempt to outperform the S&P 500, the Portfolio may also invest up to 15% of its total assets in equity securities of companies not included in the S&P 500.

Principal Risks:

o All of the capital growth portfolios are equity funds, and the primary risk of each is that the value of the stocks they hold will decline. Stocks can decline for many reasons, including reasons related to the particular company, the industry of which it is a part, or the securities markets generally. These declines can be substantial.

o The risk to which the capital growth portfolios are subject depends in part on the size of the companies in which the particular portfolio invests. Securities of smaller companies tend to be subject to more abrupt and erratic price movements than securities of larger companies, in part because they may have limited product lines, markets, or financial resources. Market capitalization, which is the total market value of a company's outstanding stock, is often used to classify companies based on size. Therefore, the AST Janus Small-Cap Growth Portfolio, the AST Kemper Small-Cap Growth Portfolio, the AST Lord Abbett Small Cap Value Portfolio, and the AST T. Rowe Price Small Company Value Fund can be expected to be subject to the highest degree of risk relative to the other capital growth funds. The AST Neuberger Berman Mid-Cap Growth Portfolio and the AST Neuberger Berman Mid-Cap Value Portfolio can be expected to be subject to somewhat less risk, and the AST Oppenheimer Large-Cap Growth Portfolio, the AST Marsico Capital Growth Portfolio, the AST JanCap Growth Portfolio, and the AST Bankers Trust Enhanced 500 Portfolio to somewhat less risk than the mid-cap funds. The AST T. Rowe Price Natural Resources Portfolio invests in companies of all sizes in order to take advantage of the opportunities in the natural resources sector, but generally invests mostly in large and medium-sized companies.

o The AST Janus Small-Cap Growth Portfolio, the AST Kemper Small-Cap Growth Portfolio, the AST Neuberger Berman Mid-Cap Growth Portfolio, the AST Oppenheimer Large-Cap Growth Portfolio, the AST Marsico Capital Growth
     Portfolio and the AST JanCap Growth Portfolio generally take a growth approach to investing, while the AST Lord Abbett Small Cap Value Portfolio, the AST T. Rowe Price Small Company Value Portfolio and the AST Neuberger Berman Mid-Cap Value Portfolio generally take a value approach. Value stocks are believed to be selling at prices lower than what they are actually worth, while growth stocks are those of companies that are expected to grow at above-average rates. A portfolio investing primarily in growth stocks will tend to be subject to more risk than a value fund, although this will not always be the case.

o The AST T. Rowe Price Natural Resources Portfolio is subject to an additional risk factor because it is less diversified than most equity funds and could therefore experience sharp price declines when conditions are unfavorable in the natural resources sector. The rate of earnings growth of natural resource companies may be irregular because these companies are strongly affected by natural forces, global economic cycles and international politics.


Growth and Income Portfolios:

Portfolio:                    Investment Goal:               Primary Investments:

Cohen & Steers Realty         Maximize total return          The Portfolio invests primarily in equity securities of real estate companies.

Putnam Value Growth &         Capital  growth and,           The Portfolio  invests  primarily in
Income                        secondarily,  current  income  common  stocks that offer potential  for capital growth, and may invest in stocks that
                                                             offer potential for current income.

Lord Abbett Growth and        Long term capital growth       The Portfolio invests primarily in common stocks that are
Income                        and income                     believed to be selling at reasonable prices in relation to value.

INVESCO Equity   Income       High  current   income  and,   The Portfolio  invests  primarily  in  dividend-paying
                              secondarily, capital growth    common stocks that, over a period of years, may also provide capital appreciation, and to a lesser extent in fixed income securities.

Putnam Balanced               Capital growth and current     The Portfolio invests primarily in a well-diversified
                              income                         portfolio of stocks and bonds that will produce both capital growth and current income.

American Century Strategic    Capital growth and current     The Portfolio normally invests approximately 60% of its
Balanced                      income                         assets in equity securities and the remainder in bonds and other fixed income securities.

T. Rowe Price Asset           A high level of total          The Portfolio  normally invests 50-70% of its total assets in
Allocation                    return                         equity  securities and 30-50% in fixed income securities.

Principal Investment Strategies:

The AST Cohen & Steers Realty Portfolio pursues its investment objective of maximizing total return by seeking, with approximately equal emphasis, capital growth and current income. Under normal circumstances, the Portfolio will invest substantially all of its assets in the equity securities of real estate companies. Such equity securities will consist of common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents, in the Sub-advisor's view, a significant element of the securities' value, and preferred stocks.

For purposes of the Portfolio's investment policies, a "real estate company" is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of real estate or that has at least 50% of its assets in real estate. The Portfolio may invest up to 10% of its total assets in securities of foreign real estate companies. Real estate companies may include real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests.

The AST Putnam Value Growth & Income Portfolio invests primarily in common stocks that offer potential for capital growth, and may invest in stocks that offer potential for current income. The Sub-Advisor will take a value investment approach when selecting securities for the Portfolio that have the potential for capital growth, in that it will seek to identify securities that are significantly undervalued in relation to underlying asset values or earnings potential.

The AST Lord Abbett Growth and Income Portfolio normally will invest in common stocks (and securities convertible into common stocks). The Sub-advisor will take a value-oriented approach, in that it will try to keep the Portfolio's assets invested in securities that are selling at reasonable prices in relation to their value. To do so, the Portfolio may forgo some opportunities for gains when, in the judgment of the Sub-advisor, they carry excessive risk. The Sub-advisor will try to anticipate major changes in the economy and select stocks for the Portfolio that it believes will benefit most from these changes.

The stocks that the Portfolio will normally invest in are those of seasoned companies that are expected to show above-average growth and that the Sub-advisor believes are in sound financial condition. The Sub-advisor will be constantly balancing the opportunity for profit against the risk of loss for the Portfolio. The Sub-advisor will take a flexible approach and adjust the Portfolio to reflect changes in the opportunity for sound investments relative to the risks assumed. Therefore, the Portfolio will sell securities that the Sub-advisor judges to be overpriced and reinvest the proceeds in other securities that the Sub-advisor believes offer better values.

The AST INVESCO Equity Income Portfolio seeks to achieve its objective by investing in securities that will provide a relatively high yield and stable return and that, over a period of years, may also provide capital appreciation. The Portfolio normally will invest at least 65% of its assets in dividend-paying common stocks of domestic and foreign issuers. Up to 10% of the Portfolio's assets may be invested in equity securities that do not pay regular dividends. In addition, the Portfolio normally will have some portion of its assets invested in debt securities, convertible bonds, or preferred stocks.

In seeking its objective, the AST Putnam Balanced Portfolio may invest in almost any type of security or negotiable instrument, and will normally hold a mix of equity and fixed income securities. The Portfolio will include some securities selected primarily to provide for capital protection, others selected for dependable income and still others for growth in value. The portion of the Portfolio's assets invested in equity securities and fixed income securities will vary from time to time in light of changes in interest rates and economic and other factors. However, under normal market conditions, at least 25% of the Portfolio's total assets will be invested in fixed income securities, which for this purpose include debt securities, preferred stocks and that portion of the value of convertible securities attributable to their fixed income characteristics.

Most of the stocks bought by the Portfolio are "value" stocks that the Sub-advisor believes are selling below their true worth. If the Sub-advisor is correct and other investors recognize this discount, the price of the stock may rise. The Portfolio mainly buys stocks of larger companies, although the Portfolio may invest in companies of any size. The Portfolio's fixed-income investments will mostly be investment grade securities, but the Portfolio may invest in lower-rated fixed income securities (commonly known as "junk bonds"). The Portfolio's fixed income investments will generally be intermediate- to long-term (with maturities of more than 3 years).

The Sub-advisor to the AST American Century Strategic Balanced Portfolio intends to maintain approximately 60% of the Portfolio's assets in equity securities and the remainder in bonds and other fixed income securities. With the equity portion of the Portfolio, the Sub-advisor utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the Sub-advisor ranks stocks, primarily the 1,500 largest publicly traded U.S. companies as measured by market capitalization. These rankings are determined by using a computer model that combines measures of a stock's value and measures of its growth potential. To measure value, the Sub-advisor uses ratios of stock price to book value and stock price to cash flow, among others. To measure growth, the Sub-advisor uses, among others, the rate of growth in a company's earnings and changes in its earnings estimates.

In  the  second  step,  the  Sub-advisor   uses  a  technique  called  portfolio
optimization. In portfolio optimization, the Sub-advisor uses a computer to build a portfolio of stocks from the ranking described earlier that it thinks will provide the best balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 Index without taking on significant additional risk.

The Sub-advisor intends to maintain approximately 80% of the Portfolio's fixed income assets in domestic fixed income securities and approximately 20% in foreign fixed income securities. This percentage will fluctuate and may be higher or lower depending on the mix the Sub-advisor believes will be most appropriate for achieving the Portfolio's objectives. The fixed income portion of the Portfolio is invested in a diversified portfolio of government securities, corporate fixed income securities, mortgage-backed and asset-backed securities, and similar securities. The Sub-advisor's strategy is to actively manage the Portfolio by investing the Portfolio's fixed income assets in sectors it believes are undervalued (relative to the other sectors) and which represent better relative long-term investment opportunities.

The Sub-advisor will adjust weighted average portfolio maturity in response to expected changes in interest rates. Under normal market conditions, the weighted average maturity of the fixed income portion of the Portfolio will range from 3 to 10 years.

The AST T. Rowe Price Asset Allocation Portfolio normally invests approximately 60% of its total assets in equity securities and 40% in fixed income securities. This mix may vary over shorter time periods; the equity portion may range between 50-70% and the fixed income portion between 30-50%.

The Sub-advisor concentrates common stock investments in larger, more established companies, but the Portfolio may include small and medium-sized companies with good growth prospects. The Portfolio's exposure to smaller companies is not expected to be substantial, and will not constitute more than 30% of the equity portion of the Portfolio. Up to 35% of the equity portion may be invested in foreign (non-U.S. dollar denominated) equity securities. The fixed income portion of the Portfolio will be allocated among investment grade securities (50-100% of the fixed income portion); high yield or "junk" bonds (up to 30%); foreign (non-U.S. dollar denominated) high quality debt securities (up to 30%); and cash reserves (up to 20%).

Bond investments may include U.S. Treasury and agency issues, corporate debt securities, mortgage-backed securities (including derivatives such as collateralized mortgage obligations and stripped mortgage-backed securities) and asset-backed securities. While the weighted average maturities of each component of the fixed income portion (i.e., investment grade, high yield, etc.) of the Portfolio will differ, the weighted average maturity of the fixed income portion as a whole (except for the cash reserves component) is expected to be in the range of 7 to 12 years.

The precise mix of equity and fixed income investments will depend on the Sub-advisor's outlook for the markets. The Portfolio's investments in foreign equity and debt securities are intended to provide additional diversification, and the Sub-advisor will normally have at least three different countries represented in both the foreign equity and foreign debt portions of the Portfolio.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, to secure gains or limit losses, or to re-deploy assets to more promising opportunities.

Principal Risks:

o Both equity securities (e.g., stocks) and fixed income securities (e.g., bonds) can decline in value, and the primary risk of each of the growth and income portfolios is that the value of the securities they hold will decline. The degree of risk to which the growth and income portfolios are subject is likely to be somewhat less than a portfolio investing exclusively for capital growth. Nonetheless, the share prices of the growth and income portfolios can decline substantially.

o The AST Cohen & Steers Realty Portfolio, the AST Putnam Value Growth & Income Portfolio, and the AST Lord Abbett Growth and Income Portfolio invest primarily in equity securities. The AST INVESCO Equity Income Portfolio invests primarily in equity securities, but will normally invest some of its assets in fixed income securities. The AST Putnam Balanced Portfolio, the AST American Century Strategic Balanced Portfolio, and the AST T. Rowe Price Asset Allocation Portfolio generally invest in both equity and fixed income securities. The values of equity securities tend to fluctuate more widely than the values of fixed income securities. Therefore, those growth and income portfolios that invest primarily in equity securities will likely be subject to somewhat higher risk than those portfolios that invest in both equity and fixed income securities.

o Each of the Portfolios that makes significant investments in fixed income securities may invest to some degree in lower-quality fixed income securities, which are subject to greater risk that the issuer may fail to make interest and principal payments on the securities when due. Each of these Portfolios generally invests in intermediate- to long-term fixed income securities. Fixed income securities with longer maturities are generally subject to greater risk than fixed income securities with shorter maturities, in that their values will fluctuate more in response to changes in market interest rates.

o The AST Cohen & Steers Realty Portfolio is subject to an additional risk factor because it is less diversified than most equity funds and could therefore experience sharp price declines when conditions are unfavorable in the real estate sector. Real estate securities may be subject to risks similar to those associated with direct ownership of real estate. These include risks related to economic conditions, heavy cash flow dependency, overbuilding, extended vacancies of properties, changes in neighborhood values, and zoning, environmental and housing regulations.

Fixed Income Portfolios:

Portfolio:                    Investment Goal:               Primary Investments:

T. Rowe Price                 High current income and        The Portfolio invests primarily in high-quality foreign
International Bond            capital growth                 government and corporate bonds.

Federated High Yield          High current income            The Portfolio invests primarily in lower-quality fixed income securities.

PIMCO Total  Return  Bond     Maximize  total  return,       The Portfolio invests primarily  in  higher-quality
                              consistent with                fixed income securities of varying maturities,  so that the
                              preservation of capital        Portfolio's expected average duration will be from
                                                             three to six years.

PIMCO Limited  Maturity Bond  Maximize total return,         The Portfolio invests primarily in  higher-quality
                              consistent with                fixed income securities of varying maturities,  so that the
                              preservation  of capital       Portfolio's expected average duration will be from
                                                             one to three years.

Money Market                  Maximize current income        The Portfolio invests in high-quality, short-term, U.S.
                              and maintain high levels       dollar-denominated instruments.
                              of liquidity

Principal Investment Strategies:

         To achieve its objectives, the AST T. Rowe Price International Bond Portfolio will invest at least 65% of its assets in high-quality, non-U.S. dollar denominated government and corporate bonds. The Portfolio seeks to moderate price fluctuation by actively managing its maturity structure and currency exposure. The Sub-advisor bases its investment decisions on fundamental market factors, currency trends, and credit quality. The Portfolio generally invests in countries where the combination of fixed-income returns and currency exchange rates appears attractive, or, if the currency trend is unfavorable, where the Sub-advisor believes that the currency risk can be minimized through hedging.

         Although the Portfolio expects to maintain an intermediate-to-long weighted average maturity, there are no maturity restrictions on the overall portfolio or on individual securities. While the Portfolio may engage in foreign currency transactions such as forward foreign currency exchange contracts, the Portfolio normally does not hedge its foreign currency exposure back to the dollar. Nor will the Portfolio normally involve more than 50% of its total assets in hedging Portfolio holdings against other foreign currencies ("cross-hedging"). The Sub-advisor attempts to reduce currency risks through diversification among foreign securities and active management of maturities and currency exposures.

         The Portfolio may also invest up to 20% of its assets in below investment-grade, high-risk bonds ("junk bonds"), including bonds in default or those with the lowest rating. Defaulted bonds are acquired only if the Sub-advisor foresees the potential for significant capital appreciation. Up to 20% of the Portfolio's assets may be invested in foreign bonds denominated in U.S. dollars, including certain emerging market bonds.

The AST Federated High Yield Portfolio will invest at least 65% of its assets in lower-rated corporate fixed income securities ("junk bonds"). These fixed income securities may include preferred stocks, convertible securities, bonds, debentures, notes, equipment lease certificates and equipment trust certificates. The securities in which the Portfolio invests usually will be rated below the three highest rating categories of a nationally recognized rating organization (AAA, AA, or A for Standard & Poor's Corporation ("Standard & Poor's") and Aaa, Aa or A for Moody's Investors Service, Inc. ("Moody's")) or, if unrated, are of comparable quality. There is no lower limit on the rating of securities in which the Portfolio may invest.

Methods by which the Sub-advisor attempts to reduce the risks involved in lower-rated securities include:

         Credit Research. The Sub-advisor will perform its own credit analysis in addition to using rating organizations and other sources, and may have discussions with the issuer's management or other investment analysts regarding issuers. The Sub-advisor's credit analysis will consider the issuer's financial soundness, its responsiveness to changing business and market conditions, and its anticipated cash flow and earnings. In evaluating an issuer, the Sub-advisor places special emphasis on the estimated current value of the issuer's assets rather than their historical cost.

     Diversification. The Sub-advisor invests in securities of many different issuers, industries, and economic sectors.

     Economic Analysis. The Sub-advisor will analyze current developments and trends in the economy and in the financial markets.

     The AST PIMCO Total Return Bond Portfolio will invest at least 65% of its assets in the following types of fixed income securities:

         (1) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) corporate debt securities, including convertible securities and commercial paper; (3) mortgage and other asset-backed securities; (4) structured notes, including hybrid or "indexed" securities, and loan participations; (5) delayed funding loans and revolving credit securities; (6) bank certificates of deposit, fixed time deposits and bankers' acceptances; (7) repurchase agreements and reverse repurchase agreements; (8) obligations of foreign governments or their subdivisions, agencies and instrumentalities; and (9) obligations of international agencies or supranational entities.

Portfolio holdings will be concentrated in areas of the bond market that the Sub-advisor believes to be relatively undervalued. In selecting fixed income securities, the Sub-advisor uses economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other securities selection techniques. The proportion of the Portfolio's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the Sub-advisor's outlook for the U.S. and foreign economies, the financial markets, and other factors. The management of duration is one of the fundamental tools used by the Sub-advisor.

The Portfolio will invest in fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a three- to six-year time frame based on the Sub-advisor's forecast for interest rates. The Portfolio can and routinely does invest in certain complex fixed income securities (including mortgage-backed and asset-backed securities) and engage in a number of investment practices (including futures, swaps and dollar rolls) that many other fixed income funds do not utilize. The Portfolio may invest up to 10% of its assets in fixed income securities that are rated below investment grade ("junk bonds") (or, if unrated, determined by the Sub-advisor to be of comparable quality).

     The AST PIMCO Limited Maturity Bond Portfolio will invest at least 65% of its assets in the following types of fixed income securities:

         (1) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) corporate debt securities, including convertible securities and commercial paper; (3) mortgage and other asset-backed securities; (4) structured notes, including hybrid or "indexed" securities, and loan participations; (5) delayed funding loans and revolving credit securities; (6) bank certificates of deposit, fixed time deposits and bankers' acceptances; (7) repurchase agreements and reverse repurchase agreements; (8) obligations of foreign governments or their subdivisions, agencies and instrumentalities; and (9) obligations of international agencies or supranational entities.

Portfolio holdings will be concentrated in areas of the bond market that the Sub-advisor believes to be relatively undervalued. In selecting fixed income securities, the Sub-advisor uses economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other securities selection techniques. The proportion of the Portfolio's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the Sub-advisor's outlook for the U.S. and foreign economies, the financial markets, and other factors. The management of duration is one of the fundamental tools used by the Sub-advisor.

The Portfolio will invest in fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a one- to three-year time frame based on the Sub-advisor's forecast for interest rates. The Portfolio can and routinely does invest in certain complex fixed income securities (including mortgage-backed and asset-backed securities) and engage in a number of investment practices (including futures, swaps and dollar rolls) that many other fixed income funds do not utilize. The Portfolio may invest up to 10% of its assets in fixed income securities that are rated below investment grade ("junk bonds") (or, if unrated, determined by the Sub-advisor to be of comparable quality).

The AST Money Market Portfolio will invest in high-quality, short-term, U.S. dollar denominated corporate, bank and government obligations. Under the regulatory requirements applicable to money market funds, the Portfolio must maintain a weighted average portfolio maturity of not more than 90 days and invest in securities that have effective maturities of not more than 397 days. In addition, the Portfolio will limit its investments to those securities that, in accordance with guidelines adopted by the Directors of the Company, present minimal credit risks. The Portfolio will not purchase any security (other than a United States Government security) unless:

     (1)  if  rated  by  only  one  nationally  recognized   statistical  rating
organization (such as Moody's and Standard & Poor's), such organization has rated it with the highest rating assigned to short-term debt securities;

     (2) if rated by more than one nationally recognized statistical rating organization, at least two rating organizations have rated it with the highest rating assigned to short-term debt securities; or

     (3) it is not rated, but is determined to be of comparable quality in accordance with the guidelines noted above.

Principal Risks:

o The risk of a fund or portfolio investing primarily in fixed income securities is determined largely by the quality and maturity characteristics of its portfolio securities. Lower-quality fixed income securities are subject to greater risk that the company may fail to make interest and principal payments on the securities when due. Fixed income securities with longer maturities (or durations) are generally subject to greater risk than securities with shorter maturities, in that their values will fluctuate more in response to changes in market interest rates.

o While the AST T. Rowe Price International Bond Portfolio invests primarily in high-quality fixed income securities, its focus on foreign fixed income securities and relatively long average maturity will tend to increase its level of risk. Like foreign equity investments, foreign fixed income investments involve risks such as fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of information, and lack of uniform financial reporting and regulatory practices such as those that apply to U.S. issuers. The AST T. Rowe Price International Bond Portfolio can invest to some degree in securities of issuers in developing countries, and the risks of foreign investing may be accentuated by these holdings.

o As a fund that invests primarily in lower-quality fixed income securities, the AST Federated High Yield Portfolio will be subject to a level of risk that is high relative to other fixed income funds, and which may be comparable to or higher than some equity funds. Like equity securities, lower-quality fixed income securities tend to reflect short-term market developments to a greater extent than higher-quality fixed income securities. An economic downturn may adversely affect the value of lower-quality securities, and the trading market for such securities is generally less liquid than the market for higher-quality securities.

o As portfolios that invest primarily in high-quality fixed income securities of medium duration, the level of risk to which the AST PIMCO Total Return Bond Portfolio and AST PIMCO Limited Maturity Bond Portfolio are subject can be expected to be less than most equity funds. Nonetheless, the fixed income securities held by these Portfolios can decline in value because of changes in their quality, in market interest rates, or for other reasons. Because the average duration of the AST PIMCO Total Return Bond Portfolio generally will be longer than that of the AST PIMCO Limited Maturity Bond Portfolio, it is expected that the former Portfolio will be subject to a greater level of risk. While the complex fixed income securities invested in and investment practices engaged in by both Portfolios are designed to increase its return or hedge its investment, these securities and practices may increase the risk to which the Portfolio is subject.

o The AST Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, but it is still possible to lose money by investing in the Portfolio. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, the income earned by the Portfolio will fluctuate based on market conditions and other factors.

Past Performance

             The Bar chart shows the performance of each Portfolio for each full calendar year the Portfolio has been in operation. The tables below each bar chart show each such Portfolio's best and worst quarters during the periods included in the bar chart, as well as average annual total returns for each Portfolio since inception. This information may help provide an indication of each Portfolio's risks by showing changes in performance from year to year and by comparing the Portfolio's performance with that of a broad-based securities index. The average annual total return figures reflect sales charges; the other figures do not, and would be lower if they did. All figures assume reinvestment of dividends. Past performance does not necessarily indicate how a Portfolio will perform in the future.


                          AST FOUNDERS PASSPORT PORTFOLIO


 _________________________
                           60.00%

                           40.00%
16.91%          15.70%     20.00%
        13.93%
                            0.00%
 _________________________-20.00%
1996    1997     1998








    -------------------------------------- -----------------------------------
             Best Quarter                           Worst Quarter
    -------------------------------------- -----------------------------------
    -------------------------------------- -----------------------------------
           [insert]                               [insert]
    -------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since inception
             ---------------------- -------------------- --------------------

                          AST T. ROWE PRICE INTERNATIONAL  EQUITY PORTFOLIO


 _________________________
                                   60.00%

                       12.84%      40.00%
16.91%          15.70%             20.00%
        13.93%
                                    0.00%
__________________________________-20.00%
1995    1996    1997     1998


  -------------------------------------- -----------------------------------
               Best Quarter                           Worst Quarter
  -------------------------------------- -----------------------------------
  -------------------------------------- -----------------------------------
     [insert]                               [insert]
  -------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Since
             returns                                     Inception
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------

                          AST JANUS OVERSEAS GROWTH PORTFOLIO


 _________________________
                           60.00%

                           40.00%
                15.70%     20.00%
        13.93%
                            0.00%
 _________________________-20.00%
        1997     1998



     -------------------------------------- -----------------------------------
     Best Quarter                           Worst Quarter
     -------------------------------------- -----------------------------------
     -------------------------------------- -----------------------------------
     [insert]                               [insert]
     -------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since inception        [insert]             [insert]
             ---------------------- -------------------- --------------------

                          AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO


 _________________________
                           60.00%

                           40.00%
                15.70%     20.00%
        13.93%
                            0.00%
 _________________________-20.00%
        1997     1998



-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------

                          AST JANUS SMALL-CAP GROWTH PORTFOLIO


 _________________________
                                      60.00%
                               47.65%
                                      40.00%
16.91%          15.70%                20.00%
        13.93%         12.84%
                                       0.00%
 ____________________________________-20.00%
1994     1995  1996    1997     1998




-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             5 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------


                          AST LORD ABBETT SMALL-CAP VALUE PORTFOLIO


 _________________________
                           60.00%

                           40.00%
                15.70%     20.00%

                            0.00%
 _________________________-20.00%
                 1998

-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------

                          AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO


 _______________________________
                                 60.00%
                        47.12%
                                 40.00%
16.91%          15.70%           20.00%
        13.93%
                                 0.00%
 ______________________________-20.00%
1995   1996    1997     1998



-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------





                          AST T. ROWE PRICE SMALL COMPANY VALUE PORTFOLIO


 _________________________
                           60.00%

                           40.00%
                15.70%     20.00%
        13.93%
                            0.00%
 _________________________-20.00%
        1997     1998



-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------

                          AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO


 _________________________
                                      60.00%

                                      40.00%
16.91%          15.70%         15.70% 20.00%
        13.93%        13.92%
                                       0.00%
 ___________________________________ -20.00%
1994   1995   1996    1997     1998




-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------

                          AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO


 _________________________
                           60.00%

                           40.00%
16.91%          15.70%     20.00%
        13.93%
                            0.00%
 _________________________-20.00%
1996    1997     1998


-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------











                          AST OPPENHEIMER LARGE-CAP GROWTH PORTFOLIO


 _________________________
                           60.00%

                           40.00%
                15.70%     20.00%
        13.93%
                            0.00%
 _________________________-20.00%
        1997     1998




-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception
             ---------------------- -------------------- --------------------

                          AST MARSICO CAPITAL GROWTH PORTFOLIO


 _________________________
                           60.00%

                           40.00%
                15.70%     20.00%

                            0.00%
 _________________________-20.00%
                 1998









-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------

                          AST JAN-CAP GROWTH PORTFOLIO


 _________________________________________________
                                                  60.00%

                                           38.76% 40.00%
16.91%          15.70%            17.56%          20.00%
        13.93%           7.45%
                                                   0.00%
 ________________________________________________-20.00%
1993    1994    1995     1996    1997     1998


-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------


                          AST BANKERS TRUST ENHANCED 500 PORTFOLIO


 _________________________
                           60.00%

                           40.00%
                15.70%     20.00%

                            0.00%
 _________________________-20.00%
                  1998


-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------



                          AST COHEN & STEERS REALTY PORTFOLIO


 _________________________
                           60.00%

                           40.00%
                15.70%     20.00%

                            0.00%
 _________________________-20.00%
                  1998





-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------



                          AST PUTNAM VALUE GROWTH & INCOME PORTFOLIO


 _________________________
                           60.00%

                           40.00%
                15.70%     20.00%
        13.93%
                            0.00%
 _________________________-20.00%
         1997     1998


-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
 [insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------


                          AST LORD ABBETT GROWTH AND INCOME PORTFOLIO


 _________________________________________________
                                                  60.00%

                                           38.76% 40.00%
16.91%          15.70%            17.56%          20.00%
        13.93%           7.45%
                                                   0.00%
 ________________________________________________-20.00%
1993    1994    1995     1996    1997     1998




-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             5 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------

                          AST INVESCO EQUITY INCOME PORTFOLIO


 _________________________________________________
                                                  60.00%

                                           38.76% 40.00%
                15.70%            17.56%          20.00%
        13.93%           7.45%
                                                   0.00%
 ________________________________________________-20.00%
        1994    1995     1996    1997     1998




-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             5 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------


                          AST PUTNAM BALANCED PORTFOLIO


 _________________________________________________
                                                  60.00%

                                           38.76% 40.00%
                15.70%            17.56%          20.00%
        13.93%           7.45%
                                                   0.00%
 ________________________________________________-20.00%
        1994    1995     1996    1997     1998





-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             5 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------


                          AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO


 _________________________
                           60.00%

                           40.00%
                15.70%     20.00%
        13.93%
                            0.00%
 _________________________-20.00%
         1997     1998




-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------

                          AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO


 _________________________________________________
                                                  60.00%

                                           38.76% 40.00%
                15.70%            17.56%          20.00%
        13.93%           7.45%
                                                   0.00%
 ________________________________________________-20.00%
        1994    1995     1996    1997     1998




-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             5 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------


                          AST T. ROWE PRICE INTERNATIONAL BOND PORTFOLIO


 _________________________________________________
                                                  60.00%

                                           38.76% 40.00%
                15.70%            17.56%          20.00%
                         7.45%
                                                   0.00%
 ________________________________________________-20.00%
                1995     1996    1997     1998


-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------


                          AST FEDERATED HIGH YIELD BOND PORTFOLIO


 _________________________________________________
                                                  60.00%

                                           38.76% 40.00%
                15.70%            17.56%          20.00%
        13.93%           7.45%
                                                   0.00%
 ________________________________________________-20.00%
        1994    1995     1996    1997     1998

 -------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             5 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------



                          AST PIMCO TOTAL RETURN BOND PORTFOLIO


 _________________________________________________
                                                  60.00%

                                           38.76% 40.00%
                15.70%            17.56%          20.00%
        13.93%           7.45%
                                                   0.00%
 ________________________________________________-20.00%
        1994    1995     1996    1997     1998



-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             5 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------

                          AST PIMCO TOTAL RETURN BOND PORTFOLIO


 _________________________________________________
                                                  60.00%

                                           38.76% 40.00%
                                  17.56%          20.00%
                         7.45%
                                                   0.00%
 ________________________________________________-20.00%
                         1996    1997     1998




-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- -------------------- --------------------
             Average annual total   Portfolio            Index*
             returns
             For periods ending
             12/31/98
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             1 year                 [insert]             [insert]
             ---------------------- -------------------- --------------------
             ---------------------- -------------------- --------------------
             Since Inception        [insert]             [insert]
             ---------------------- -------------------- --------------------



                          AST MONEY MARKET PORTFOLIO


 _________________________________________________
                                                  60.00%

                                           38.76% 40.00%
                15.70%            17.56%          20.00%
        13.93%           7.45%
2.15%                                              0.00%
 ________________________________________________-20.00%
1993    1994    1995     1996    1997     1998


-------------------------------------- -----------------------------------
Best Quarter                           Worst Quarter
-------------------------------------- -----------------------------------
-------------------------------------- -----------------------------------
[insert]                               [insert]
-------------------------------------- -----------------------------------

             ---------------------- --------------------
             7-day yield (as of
             12/31/98)                         [insert]
             ---------------------- --------------------

FEES AND EXPENSES OF THE PORTFOLIOS: The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios. Unless otherwise indicated, the expenses shown below are for the year ending December 31, 1998.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases                                                 NONE*
Maximum Deferred Sales Charge (Load)                                                             NONE*
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                      NONE*
Redemption Fees                                                                                  NONE*
Exchange Fee                                                                                     NONE*

* Because shares of the Portfolios may be purchased through variable insurance products, the prospectus of the relevant product should be carefully reviewed for information on the charges and expenses of those products. This table does not reflect any such charges.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Portfolio assets, in %):

                                          Management       Other           Total Annual      Fee Waivers       Net Annual
                                          Fees             Expenses        Portfolio        and Expense        Fund
                                                                           Operating        Reimbursement(5)   Operating
                                                                           Expenses                            Expenses
Portfolio:
----------------------------------------------------------------------------------------------------------------------------
AST Founders Passport                            1.00             0.30             1.30             N/A               1.30
AST T. Rowe Price International Equity           1.00             0.25             1.25             N/A               1.25
AST Putnam International Equity                  0.87             0.26             1.13             N/A               1.13
AST Janus Overseas Growth                        1.00             0.27             1.27             N/A               1.27
AST  American   Century   International          1.00             0.65             1.65             N/A               1.65
Growth
AST Janus Small-Cap Growth                       0.90             0.22             1.12             N/A               1.12
AST Kemper Small-Cap Growth(1)                   0.95             0.60             1.55             0.20              1.35
AST Lord Abbett Small Cap Value                  0.95             0.36             1.31             N/A               1.31
AST T. Rowe Price Small Company Value            0.90             0.21             1.11             N/A               1.11
AST Neuberger Berman Mid-Cap Growth(2)           0.90             0.17             1.07             N/A               1.07
AST Neuberger Berman Mid-Cap Value(3)            0.90             0.15             1.05             N/A               1.05
AST T. Rowe Price Natural Resources              0.90             0.26             1.16             N/A               1.16
AST Oppenheimer Large-Cap Growth(4)              0.90             0.22             1.12             N/A               1.12
AST Marsico Capital Growth                       0.90             0.21             1.11             N/A               1.11
AST JanCap Growth                                0.90             0.14             1.04             0.02              1.02
AST Bankers Trust Enhanced 500                   0.60             0.26             0.86             0.06              0.80
AST Cohen & Steers Realty                        1.00             0.30             1.30             N/A               1.30
AST Putnam Value Growth and Income               0.75             0.25             1.00             N/A               1.00
AST Lord Abbett Growth and Income                0.75             0.16             0.91             N/A               0.91
AST INVESCO Equity Income                        0.75             0.18             0.93             N/A               0.93
AST Putnam Balanced                              0.74             0.26             1.00             N/A               1.00
AST American Century Strategic Balanced          0.85             0.28             1.13             N/A               1.13
AST T. Rowe Price Asset Allocation               0.80             0.24             1.09             N/A               1.09
AST T. Rowe Price International Bond             0.75             0.31             1.11             N/A               1.11
AST Federated High Yield                         0.75             0.20             0.95             N/A               0.95
AST PIMCO Total Return Bond                      0.65             0.18             0.83             N/A               0.83
AST PIMCO Limited Maturity Bond                  0.65             0.21             0.86             N/A               0.86
AST Money Market                                 0.50             0.16             0.66             0.06              0.60

(1) This Portfolio commenced operations in January 1999. "Other expenses" shown are based on estimated amounts for the fiscal year ending December 31, 1999. (2) Prior to May 1, 1998, the Investment Manager had engaged Berger Associates, Inc. as Sub-advisor for the Portfolio, and the total Investment Management fee was at the annual rate of .75% of the average daily net assets of the Portfolio. As of May 1, 1998, the Investment Manager engaged Neuberger Berman Management Incorporated as Sub-advisor for the Portfolio, and the Investment Management fee is payable at the annual rate of 0.90% of the average daily net assets of the Portfolio. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager. (3) Prior to May 1, 1998, the Investment Manager had engaged Federated Investment Counseling as Sub-advisor for the Portfolio, and the total Investment Management fee was at the annual rate of .75% of the first $50 million of the average daily net assets of the Portfolio, plus .60% of the Portfolio's average daily net assets in excess of $50 million. As of May 1, 1998, the Investment Manager engaged Neuberger Berman Management Incorporated as Sub-advisor for the Portfolio, and the Investment Management fee is payable at the annual rate of 0.90% of the average daily net assets of the Portfolio. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager. (4) Prior to December 31, 1998, the Investment Manager had engaged Robertson, Stephens & Company Investment Management, L.P. as Sub-advisor for the Portfolio, and the total Investment Management fee was at the annual rate of 1.00% of the average daily net assets of the Portfolio. As of December 31, 1998, the Investment Manager engaged OppenheimerFunds, Inc. as Sub-advisor for the Portfolio, and the Investment Management fee is payable at the annual rate of 0.90% of the first $1 billion of the average daily net assets of the Portfolio, plus .85% of the Portfolio's average daily net assets in excess of $1 billion. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager. (5) The Investment Manager has agreed to reimburse and/or waive fees for certain Portfolios. The caption "Total Annual Fund Operating Expenses" reflects the Portfolios' fees and expenses before such waivers and reimbursements, while the caption "Net Annual Fund Operating Expenses" reflects the effect of such waivers and reimbursements.

EXPENSE EXAMPLES:

         This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in a Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same (including that the Portfolios' expense waivers and reimbursements remain in effect). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                After:
Portfolio:                                           1 yr.             3 yrs.           5 yrs.            10 yrs.
---------                                            ------------------------------------------------------------

AST Founders Passport                                $132              $412             $713              $1568
AST T. Rowe Price International Equity                127               397              686               1511
AST Putnam International Equity                       115               359              622               1375
AST Janus Overseas Growth                             129               403              697               1534
AST American Century International Growth             168               520              897               1955
AST Janus Small-Cap Growth                            114               356              617               1363
AST Kemper Small-Cap Growth                           137               428             N/A                N/A
AST Lord Abbett Small Cap Value                       133               415              718               1579
AST T. Rowe Price Small Company                       113               353              612               1352
AST Neuberger Berman Mid-Cap Growth                   109               340              590               1306
AST Neuberger Berman Mid-Cap Value                    107               334              579               1283
AST T. Rowe Price Natural Resources                   118               368              638               1409
AST Oppenheimer Large-Cap Growth                      114               356              617               1363
AST Marsico Capital Growth                            113               353              612               1352
AST JanCap Growth                                     104               325              563               1248
AST Bankers Trust Enhanced 500                         82               255              444                990
AST Cohen & Steers Realty                             132               412              713               1568
AST Putnam Value Growth & Income                      102               318              552               1225
AST Lord Abbett Growth and Income                      93               290              504               1120
AST INVESCO Equity Income                              95               296              515               1143
AST Putnam Balanced                                   102               318              552               1225
AST American Century Strategic Balanced               115               359              622               1375
AST T. Rowe Price Asset Allocation                    111               347              601               1329
AST T. Rowe Price International Bond                  113               353              612               1352
AST Federated High Yield                               97               303              526               1166
AST PIMCO Total Return Bond                            85               265              460               1025
AST PIMCO Limited Maturity Bond                        88               274              477               1061
AST Money Market                                       61               192              335                750

INVESTMENT OBJECTIVES AND POLICIES:

         The investment objective, policies and limitations for each of the Portfolios are described below. While certain policies apply to all Portfolios, generally each Portfolio has a different investment objective and investment focus. As a result, the risks, opportunities and returns of investing in each Portfolio may differ. Those investment policies specifically labeled as "fundamental" may not be changed without shareholder approval. The investment objectives of some of the Portfolios are not fundamental policies and may be changed by the Trustees without shareholder approval. Similarly, most of the Portfolios' investment policies and limitations are not fundamental policies.

         There can be no assurance that the investment objective of any Portfolio will be achieved. Risks relating to certain types of securities and instruments in which the Portfolios may invest are described in this Prospectus under "Certain Risk Factors and Investment Methods."

         If approved by the Trustees, the Trust may add more Portfolios and may cease to offer any existing Portfolios in the future.

AST FOUNDERS PASSPORT PORTFOLIO:

     Investment Objective: The investment objective of the Portfolio is to seek capital growth. This is a fundamental policy of the Portfolio.

Principal Investment Policies and Risks:

         To achieve its objective, the Portfolio normally invests primarily in securities issued by foreign companies that have market capitalizations or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

         At least 65% of the Portfolio's total assets normally will be invested in foreign securities representing a minimum of three countries. The Portfolio may invest in larger foreign companies or in U.S.-based companies if, in the Sub-advisor's opinion, they represent better prospects for capital appreciation. The Sub-advisor looks for companies whose fundamental strengths indicate potential for growth in earnings per share. The Sub-advisor generally takes a "bottom up" approach to building the Portfolio, searching for individual companies that demonstrate the best potential for significant earnings growth, rather than choose investments based on broader economic characteristics of countries or industries.

         As discussed below, foreign securities are generally considered to involve more risk than those of U.S. companies, and securities of smaller companies are generally considered to be riskier than those of larger companies. Therefore, because the Portfolio's investment focus is on securities of small and medium-sized foreign companies, the risk of loss and share price fluctuation of this Portfolio likely will be high relative to most of the other Portfolios of the Trust and popular market averages.

         Foreign Securities. For purposes of the Portfolio, the term "foreign securities" refers to securities of issuers, that, in the judgment of the Sub-advisor, have their principal business activities outside of the United
States, and may include American Depositary Receipts. The determination of whether an issuer's principal activities are outside of the United States will be based on the location of the issuer's assets, personnel, sales, and earnings (specifically on whether more than 50% of the issuer's assets are located, or more than 50% of the issuer's gross income is earned, outside of the United States) or on whether the issuer's sole or principal stock exchange listing is outside of the United States. The foreign securities in which the Portfolio will invest typically will be traded on the applicable country's principal stock exchange but may also be traded on regional exchanges or over-the-counter.

         Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices such as those that apply to U.S. issuers. Foreign investments of the Portfolio may include securities issued by companies located in developing countries. Developing countries are subject to more economic, political and business risk than major industrialized nations, and the securities they issue are expected to be more volatile and more uncertain as to payment of interest and principal. The Portfolio is permitted to use forward foreign currency contracts in connection with the purchase or sale of a specific security or for hedging purposes.

         For  an  additional   discussion  of  the  risks  involved  in  foreign
securities, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Small and Medium-Sized Companies. Investments in small and medium-sized companies involve greater risk than is customarily associated with more established companies. Generally, small and medium-sized companies are still in the developing stages of their life cycles and are attempting to achieve rapid growth in both sales and earnings. While these companies often have growth rates that exceed those of large companies, smaller companies often have limited operating histories, product lines, markets, or financial resources, and they may be dependent upon one-person management. These companies may be subject to intense competition from larger entities, and the securities of such companies may have a limited market and may be subject to more abrupt or erratic movements in price.

Other Investments:

         In addition to investing in common stocks, the Portfolio may invest in other types of securities and may engage in certain investment practices. The Portfolio may invest in convertible securities, preferred stocks, bonds, debentures, and other corporate obligations when the Sub-advisor believes that these investments offer opportunities for capital appreciation. Current income will not be a substantial factor in the selection of these securities.

         The Portfolio will only invest in bonds, debentures, and corporate obligations (other than convertible securities and preferred stock) rated investment grade at the time of purchase. Convertible securities and preferred stocks purchased by the Portfolio may be rated in medium and lower categories by Moody's or S&P, but will not be rated lower than B. The Portfolio may also invest in unrated convertible securities and preferred stocks if the Sub-advisor believes that the financial condition of the issuer or the terms of the securities limits risk to a level similar to that of securities rated B or above.

         In addition, the Portfolio may enter into stock index, interest rate and foreign currency futures contracts (or options thereon) for hedging purposes. The Portfolio may write covered call options on any or all of its portfolio securities as the Sub-advisor considers appropriate. The Portfolio also may purchase options on securities and stock indices for hedging purposes. The Portfolio may buy and sell options on foreign currencies for hedging purposes in a manner similar to that in which futures on foreign currencies would be utilized.

         For more information on these securities and investment practices and their risks, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary Investments. Up to 100% of the assets of the Portfolio may be invested temporarily in cash or cash equivalents if the Sub-advisor determines that it would be appropriate for purposes of increasing liquidity or preserving capital in light of market or economic conditions. Temporary investments may include U.S. government obligations, commercial paper, bank obligations, and repurchase agreements. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective of capital growth will be limited.

AST T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO:

     Investment Objective: The investment objective of the Portfolio is to seek total return from long-term growth of capital and income, principally through investments in common stocks of established, non-U.S. companies. Investments may be made solely for capital appreciation or solely for income or any combination of both for the purpose of achieving a higher overall return. This is a fundamental policy of the Portfolio

Principal Investment Policies and Risks:

         The Sub-advisor expects to invest substantially all of the Portfolio's assets (with a minimum of 65%) in established foreign companies. Geographic diversification will be wide, including both developed and developing countries, and there will normally be at least three different countries represented in the Portfolio. Stocks can be purchased without regard to a company's market capitalization, but the Sub-advisor's focus typically will be on large and, to a lesser extent, medium-sized companies. Investment in foreign companies may be made through American Depositary Receipts (ADRs) and the securities of foreign investment funds or trusts (including passive foreign investment companies).

         The Portfolio will invest in stocks that have the potential for growth of capital or income or both. Stocks are selected by using a "bottom-up" approach (an approach based on the Sub-advisor's fundamental research on particular companies) in an effort to identify companies capable of achieving and sustaining above-average long-term earnings growth. The Sub-advisor seeks to purchase stocks at reasonably prices in relation to anticipated earnings, cash flow or book value. Valuation factors often influence the Sub-advisor's allocations among large-, mid-, and small-cap companies.

         While bottom-up stock selection is the focus of its decision making, the Sub-advisor also invests with an awareness of the global economic backdrop and its outlook for individual companies. Country allocation is driven largely by stock selection, though the Sub-advisor may limit investments in markets that appear to have poor overall prospects.

         In selecting stocks, the Sub-advisor generally favors companies with one or more of the following characteristics:

o        leading market position;
o        attractive business niche;
o        strong franchise or natural monopoly;
o        technological leadership or proprietary advantages;
o        seasoned management;
o        earnings growth and cash flow sufficient to support growing  dividends;
         and
o        healthy balance sheet with relatively low debt.

         As with all stock funds, the Portfolio's share price can fall because of weakness in one or more securities markets, particular industries or specific holdings. As a stock fund investing primarily in foreign securities, the Portfolio may be subject to greater risk of loss and price fluctuation than domestic funds. The risks of foreign investing, which are described in more detail below under "Certain Risk Factors and Investment Methods," include varying stages of economic and political development of foreign countries, differing regulatory and accounting standards in non-U.S. markets, and higher transaction costs. the risks of currency fluctuations. In addition, the Portfolio's investments in foreign securities will be subject to the risks of currency fluctuations, in which a decline in the value of a foreign currency versus the U.S. dollar can reduce the dollar value of securities denominated in that currency. While the Portfolio may engage in forward foreign currency exchange contracts and futures and options on foreign currencies, the Portfolio does not engage in extensive currency hedging under normal conditions. To the extent that the Portfolio has investments in developing countries, the risks of foreign investing will be accentuated.

Other Investments:

         In addition to common stocks, the Portfolio may also purchase a variety of other equity-related securities, such as preferred stocks, warrants and convertible securities, as well as investment grade corporate and governmental debt securities, when considered consistent with the Portfolio's investment objectives and program. The Portfolio may enter into stock index or currency futures contracts (or options thereon) for hedging purposes or to provide an efficient means of regulating the Portfolio's exposure to the equity markets. The Portfolio may write covered call options and purchase put and call options on foreign currencies, securities, and stock indices. As part of its investment program and to maintain greater flexibility, the Portfolio may invest up to 10% of its total assets in hybrid instruments, which combine the characteristics of futures, options and securities. For additional information about these investments and their risks, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary Investments. Under exceptional economic or market conditions abroad, the Portfolio may temporarily invest all or a major portion of its assets in U.S. government obligations or debt obligations of U.S. companies. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited. The Portfolio's cash reserves may be invested in high-quality domestic and foreign money market instruments. In addition to enabling the Portfolio to take defensive positions, cash reserves also provide flexibility in meeting redemptions and paying expenses.

AST PUTNAM INTERNATIONAL EQUITY PORTFOLIO:

     Investment Objective: The investment objective of the Portfolio is to seek capital growth. This is a fundamental policy of the Portfolio.

Principal Investment Policies and Risks:

         The Portfolio invests primarily in equity securities of companies located in countries other than the United States. These equity securities will normally include common stocks, preferred stocks, convertible securities and warrants. The Portfolio may also invest to a lesser extent in debt securities and other types of investments if the Sub-advisor believes purchasing them would help achieve the Portfolio's objective. The Portfolio will, under normal circumstances, invest at least 65% of its total assets in issuers located in at least three different countries other than the United States. The Portfolio will consider an issuer of securities to be "located in a country other than the United States" if it is organized under the laws of a foreign country and has a principal office outside the United States, or if it derives 50% or more of its total revenues from business outside the United States.

         The Portfolio may invest in companies whose earnings are believed to be in a relatively strong growth trend ("growth companies"), as well as in companies whose stock is thought to be undervalued ("value companies"). The Portfolio may seek investment opportunities among securities of smaller, less well known companies, although its focus is securities of large, widely-traded companies. The Portfolio may invest in securities of issuers in emerging markets, although its focus is more developed markets.

         The Sub-advisor believes that the securities markets of many nations move relatively independently of one another, because business cycles and other economic or political events that influence one country's securities markets may have little effect on securities markets in other countries. By investing in a number of foreign countries, the Sub-advisor attempts to reduce the risks associated with being invested in the economy of only one country.

         As a Portfolio that invests primarily in foreign equities, the Portfolio will likely be subject to a greater level of risk and share price fluctuation than a fund investing primarily in domestic stocks. In addition, to the extent that the Portfolio invests in developing countries or in smaller companies, the Portfolio's level of risk may increase. Developing countries generally involve more political and economic risk then in investing in developed markets. Smaller companies may have limited product lines, markets or financial resources, or may depend on a limited management group.
Their securities may trade less frequently and in limited volume.

Other Investments:

         Futures and Options Transactions. The Portfolio may buy and sell index futures contracts for hedging purposes. The Portfolio may also purchase and sell options on index futures or on indices to earn additional income. The Portfolio may also purchase warrants, issued by banks and other financial institutions, whose values are based on the values from time to time of one or more securities indices.

         The Portfolio may seek to increase its current return by writing covered call options and put options on its portfolio securities or other securities in which it may invest. The Portfolio may also buy and sell put and call options on such securities for hedging purposes. The Portfolio may also from time to time buy and sell combinations of put and call options on the same underlying security to earn additional income.

         Foreign Currency Transactions. The Portfolio may (and often does) engage in foreign currency transactions, including forward contracts, foreign currency futures and options on currency futures and currencies, to protect against changes in currency exchange rates. However, there is no assurance that the Portfolio will engage in foreign currency transactions at any given time, and the Portfolio may not engage in such transactions at certain times when it would be advantageous to do so.

          For an additional discussion of these investment techniques and their risks, see this Prospectus and the Trust's SAI under "Certain Risk Factors and Investment Methods."

         Temporary Investments. At times, the Sub-advisor may conclude that conditions in the international securities markets make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of shareholders. At such times, the Sub-advisor may temporarily use strategies primarily designed to reduce fluctuations in the share price of the Portfolio, such as investing without limit in cash and money market instruments, in securities primarily traded in the U.S. markets, or in other securities that the Sub-advisor considers consistent with such defensive strategies. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective of capital growth will be limited.

AST JANUS OVERSEAS GROWTH PORTFOLIO:

     Investment Objective: The investment objective of the Portfolio is to seek long-term growth of capital. This is a fundamental policy of the Portfolio.

Principal Investment Policies and Risks:

         The Portfolio pursues its objective primarily through investments in common stocks of issuers located outside the United States. The Portfolio has the flexibility to invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity.

         The Portfolio normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

         The Portfolio invests primarily in stocks selected for their growth potential. The Sub-advisor generally takes a "bottom up" approach to choosing investments for the Portfolio. In other words, the Sub-advisor seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large, regardless of where the companies are organized or where they primarily conduct business. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined allocation among countries, geographic regions or industry sectors, or other similar selection procedure. Current income is not a significant factor in choosing investments, and any income realized by the Portfolio will be incidental to its objective.

         As with any common stock fund, the fundamental risk associated with the Portfolio is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. As a fund that invests primarily in the securities of foreign issuers, the risk associated with the Portfolio may be greater than a fund investing primarily in domestic securities. For a further discussion of the risks involved in investing in foreign securities, see this Prospectus under "Certain Risk Factors and Investment Methods." In addition, the Portfolio may invest to some degree in smaller or newer issuers, which are more likely to realize substantial growth as well as suffer significant losses than larger or more established issuers.

         The Portfolio generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may occur as the result of liquidity needs, securities having reached a desired price or yield, anticipated changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time the investment was made. To a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices.

         Special Situations. The Portfolio may invest in "special situations" from time to time. A special situation arises when, in the opinion of the
Sub-advisor, the securities of a particular issuer will be recognized and increase in value due to a specific development with respect to that issuer. Developments creating a special situation might include a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Other Investments:

         The Portfolio may invest to a lesser degree in types of securities other than common stocks, including preferred stocks, warrants, convertible securities and debt securities. The Portfolio is subject to the following percentage limitations on investing in certain types of debt securities:

  -- 35% of its assets in lower-rated fixed income securities ("junk" bonds).
  -- 25% of its assets in mortgage- and asset-backed securities.
  -- 10% of its assets in zero coupon, pay-in-kind and step coupon securities (securities that do not, or may not under certain circumstances, make regular interest payments).

In addition, the Portfolio may invest in the following types of securities and engage in the following investment techniques:

         Futures, Options and Other Derivative Instruments. The Portfolio may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts and may invest in options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products (collectively "derivative
instruments").   The  Portfolio  intends  to  use  most  derivative  instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Portfolio may also use derivative instruments for non-hedging purposes such as seeking to increase income. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk with respect to investments exposed to foreign currency fluctuations.

         Index/structured Securities. The Portfolio may invest in indexed/structured securities, which typically are short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors

         For more information on the types of securities and instruments other than common stocks in which the Portfolio may invest and their risks, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary Investments. When the Sub-advisor believes that market conditions are not favorable for profitable investing or when the Sub-advisor is otherwise unable to locate favorable investment opportunities, the Portfolio's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. The Portfolio's cash and similar investments may include high-grade commercial paper, certificates of deposit, repurchase agreements and money market funds managed by the Sub-advisor. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective of long-term growth of capital will be limited.

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO:

     Investment Objective: The investment objective of the Portfolio is to seek capital growth. This is a fundamental policy of the Portfolio.

Principal Investment Policies and Risks:

         The Portfolio will seek to achieve its investment objective by investing primarily in equity securities of international companies that the Sub-advisor believes will increase in value over time. The Sub-advisor uses a growth investment strategy it developed that looks for companies with earnings and revenue growth. Ideally, the Sub-advisor looks for companies whose earnings and revenues are not only growing, but are growing at an accelerating pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. For purposes of the Portfolio, equity securities include common stocks, preferred stocks and convertible securities.

         The Sub-advisor tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

         The Sub-advisor recognizes that, in addition to locating strong companies with accelerating earnings, the allocation of assets among different countries and regions also is an important factor in managing an international portfolio. For this reason, the Sub-advisor will consider a number of other factors in making investment selections, including the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations. Under normal conditions, the Portfolio will invest at least 65% of its assets in equity securities of issuers from at least three countries outside of the United States. In order to maintain investment flexibility, the Portfolio has not otherwise established geographic requirements for asset distribution.

         While the Portfolio's focus will be on issuers in developed markets, the Sub-advisor expects to invest to some degree in issuers in developing countries. The Portfolio may make foreign investments either directly in foreign securities, or indirectly by purchasing depositary receipts. Securities purchased in foreign markets may either be traded on foreign securities exchanges or in the over-the-counter markets.

         As with all stocks, the value of the stocks held by the Portfolio can decrease as well as increase. As a fund investing primarily in equity securities of foreign issuers, the Portfolio may be subject to a level of risk and share price fluctuation higher than most funds that invest primarily in domestic equities. Foreign companies may be subject to greater economic risks than domestic companies, and foreign securities are subject to certain risks relating to political, regulatory and market structures and events that domestic securities are not subject to. To the extent the Portfolio invests in securities of issuers in developing counties, the Portfolio may be subject to even greater levels of risk and share price fluctuation.

Other Investments:

     Securities of U.S. issuers may be included in the Portfolio from time to time. The Portfolio also may invest in bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The Portfolio will limit its purchases of debt securities to investment grade obligations.

         Forward Currency Exchange Contracts. As a fund investing primarily in foreign securities, the value of the Portfolio will be affected by changes in the exchange rates between foreign currencies and the U.S. dollar. To protect against adverse movements in exchange rates, the Portfolio may, for hedging purposes only, enter into forward foreign currency exchange contracts. The Portfolio may enter into a forward contract to "lock-in" an exchange rate for a specific purchase or sale of a security. Less frequently, the Portfolio may enter into a forward contract to seek to protect its holdings in a particular currency from a decline in that currency. Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to reduce the risk of adverse currency movements through the use of forward contracts will be successful.

         Indirect Foreign Investments. The Portfolio may invest up to 10% of its assets in certain foreign countries indirectly through investment funds and registered investment companies that invest in those countries. If the Portfolio invests in investment companies, it will bear its proportionate share of the costs incurred by such companies, including any investment advisory fees.

         Short Sales "Against the Box." The Portfolio may make short sales "against the box." This technique involves selling a security that the Portfolio owns, or has the right to obtain without additional cost, for delivery at a specified date in the future. The Portfolio may make a short sale against the box to hedge against anticipated declines in the market price of a portfolio security. If the value of the security sold short increases instead, the Portfolio loses the opportunity to participate in the gain.

         Additional information about the securities that the Portfolio may invest in and their risks is included below under "Certain Risk Factors and Investment Methods."

         Temporary Investments. Under exceptional market or economic conditions, the Portfolio may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities. While the Portfolio is in a defensive position, the ability to achieve its investment objective of capital growth may be limited.

AST JANUS SMALL-CAP GROWTH PORTFOLIO:

     Investment Objective: The investment objective of the Portfolio is capital growth.

Principal Investment Policies and Risks:

         The Portfolio pursues its objective by normally investing at least 65% of its total assets in the common stocks of small-sized companies. For purposes of the Portfolio, small-sized companies are those that have market capitalizations of less than $1.5 billion or annual gross revenues of less than $500 million. To a lesser extent, the Portfolio may also invest in stocks of larger companies with potential for capital appreciation.

         The Sub-advisor generally takes a "bottom up" approach to building the Portfolio. In other words, it seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined industry sector or other similar selection procedure. Current income is not a significant factor in choosing investments.

         Because the Portfolio invests primarily in common stocks, the fundamental risk of investing in the Portfolio is that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market or economic conditions. As a Portfolio that invests primarily in smaller or newer issuers, the Portfolio may be subject to greater risk of loss and share price fluctuation than funds investing primarily in larger or more established issuers. Smaller companies are more likely to realize substantial growth as well as suffer significant losses than larger issuers. Smaller companies may lack depth of management, they may be unable to generate funds necessary for growth or potential development internally or to generate such funds through external financing on favorable terms, or they may be developing or marketing products or services for which there are not yet, and may never be, established markets. In addition, such companies may be subject to intense competition from larger competitors, and may have more limited trading markets than the markets for securities of larger issuers.

         While the Sub-advisor tries to reduce the risk of the Portfolio by diversifying its assets among issuers (so that the effect of any single holding is reduced), and by not concentrating its assets in any particular industry, there is no assurance that these effort will be successful in reducing the risks to which the Portfolio is subject.

         The Portfolio generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may occur as the result of liquidity needs, securities having reached a desired price or yield, anticipated changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time the investment was made. To a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices.

         Special Situations. The Portfolio may invest in "special situations" from time to time. A special situation arises when, in the opinion of the
Sub-advisor, the securities of a particular issuer will be recognized and increase in value due to a specific development with respect to that issuer. Developments creating a special situation might include a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Other Investments:

         The Portfolio may invest to a lesser degree in types of securities other than common stocks, including preferred stocks, warrants, convertible securities and debt securities. The Portfolio is subject to the following percentage limitations on investing in certain types of debt securities:

    -- 35% of its assets in lower-rated fixed income securities ("junk" bonds). -- 25% of its assets in mortgage- and asset-backed securities.
    -- 10% of its assets in zero coupon, pay-in-kind and step coupon securities (securities that do not, or may not under certain circumstances, make regular interest payments).

In addition, the Portfolio may invest in the following types of securities and engage in the following investment techniques:

         Index/structured Securities. The Portfolio may invest in indexed/structured securities, which typically are short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors.

         Foreign Securities. The Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in foreign currencies, or may invest through depositary receipts or passive foreign investment companies. Generally, the same criteria are used to select foreign securities as domestic securities. The Sub-advisor seeks companies that meet these criteria regardless of country of organization or principal business activity. However, certain factors such as expected inflation and currency exchange rates, government policies affecting businesses, and a country's prospects for economic growth may warrant consideration in selecting foreign securities.

         Futures, Options and Other Derivative Instruments. The Portfolio may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts, and may invest in options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products (collectively "derivative
instruments").   The  Portfolio  intends  to  use  most  derivative  instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, currency exchange rates or interest rates. To a limited extent, the Portfolio may also use derivative instruments for non-hedging purposes such as seeking to increase income.

         Short Sales "Against the Box." The Portfolio may make short sales "against the box." This technique involves selling a security that the Portfolio owns, or has the right to obtain without additional cost, for delivery at a specified date in the future. The Portfolio may make a short sale against the box to hedge against anticipated declines in the market price of a portfolio security. If the value of the security sold short increases instead, the Portfolio loses the opportunity to participate in the gain.

         For more information on the types of securities other than common stocks in which the Portfolio may invest, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary Investments. When the Sub-advisor believes that market conditions are not favorable for profitable investing or when the Sub-advisor is otherwise unable to locate favorable investment opportunities, the Portfolio's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. The Portfolio's cash and similar investments may include high-grade commercial paper, certificates of deposit, repurchase agreements and money market funds managed by the Sub-advisor. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective of capital growth will be limited.

AST KEMPER SMALL-CAP GROWTH PORTFOLIO:

Investment Objective: The investment objective of the Portfolio is to seek maximum growth of investors' capital from a portfolio primarily of growth stocks of smaller companies.

Principal Investment Policies and Risks:

         At least 65% of the Portfolio's total assets normally will be invested in the equity securities of smaller companies, i.e., those having a market capitalization of $1.5 billion or less at the time of investment, many of which would be in the early stages of their life cycle. Equity securities include common stocks and securities convertible into or exchangeable for common stocks, including warrants and rights.

         The Portfolio intends to invest primarily in stocks of companies whose earnings per share are expected by the Sub-advisor to grow faster than the market average ("growth stocks"). Growth stocks tend to trade at higher price to earnings (P/E) ratios than the general market, but the Sub-advisor believes that the potential for above average earnings of the stocks in which the Portfolio invests more than justifies their price.

         In managing the Portfolio, the Sub-advisor emphasizes stock selection and fundamental research. The Sub-advisor considers a number of factors in considering whether to invest in a growth stock, including high return on equity and earnings growth rate, low level of debt, strong balance sheet, good management and industry leadership. Other factors are patterns of increasing sales growth, the development of new or improved products or services, favorable outlooks for growth in the industry, the probability of increased operating efficiencies, emphasis on research and development, cyclical conditions, or other signs that a company may grow rapidly.

         The Portfolio seeks attractive areas for investment that arise from factors such as technological advances, new marketing methods, and changes in the economy and population. Currently, the Sub-advisor believes that such investment opportunities may be found among:

o companies engaged in high technology fields such as electronics, medical technology and computer software and specialty retailing;
o companies whose earnings outlooks have improved as the result of changes in the economy, acquisitions, mergers, new management, changes in corporate strategy or product innovation;
o companies supplying new or rapidly growing services to consumers and businesses in such fields as automation, data processing, communications, and marketing and finance; and
o        companies that have innovative concepts or ideas.

         In the selection of investments, long-term capital appreciation will take precedence over short range market fluctuations. However, the Portfolio may occasionally make investments for short-term capital appreciation. Current income will not be a significant factor in selecting investments.

         Like all common stocks, the market values of the common stocks held by the Portfolio can fluctuate significantly, reflecting the business performance of the issuing company, investor perception or general economic or financial market movements. Because of the Portfolio's focus on the stocks of smaller growth companies, investment in the Portfolio may involve substantially greater than average share price fluctuation and investment risk. A fund focusing on growth stocks will generally involve greater risk and share price fluctuation than a fund investing primarily in value stocks.

         In addition, investments in securities of smaller companies are generally considered to offer greater opportunity for appreciation and to involve greater risk of depreciation than securities of larger companies.
Smaller companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management. Because the securities of small-cap companies are not as broadly traded as those of larger companies, they are often subject to wider and more abrupt fluctuations in market price. Additional reasons for the greater price fluctuations of these securities include the less certain growth prospects of smaller firms and the greater sensitivity of small companies to changing economic conditions.

Other Investments:

         In addition to investing in common stocks, the Portfolio may also invest to a limited degree in preferred stocks and debt securities when they are believed by the Sub-advisor to offer opportunities for capital growth. Other types of securities in which the Portfolio may invest include:

         Foreign Securities. The Portfolio may invest in securities of foreign issuers in the form of depositary receipts. Foreign securities in which the Portfolio may invest include any type of security consistent with its investment objective and policies. The prices of foreign securities may be more volatile than those of domestic securities.

         Depositary receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers, including changes in foreign currency exchange rates. However, by investing in depositary receipts rather than directly in foreign issuers' stock, the Portfolio avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for many depositary receipts.

         Options, Financial Futures and Other Derivatives. The Portfolio may deal in options on securities and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The ability to engage in options transactions enables a Portfolio to pursue its investment objective and also to hedge against currency and market risks but is not intended for speculation. The Portfolio may engage in financial futures transactions on commodities exchanges or boards of trade in an attempt to hedge against market risks.

         In addition to options and financial futures, the Portfolio may invest in a broad array of other "derivative" instruments in an effort to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly. The types of derivatives and techniques used by the Portfolio may change over time as new derivatives and strategies are developed or as regulatory changes occur.

         Additional information about the other investments that the Portfolio may make and their risks is included below under "Certain Risk Factors and Investment Methods."

         Temporary Investments. When a defensive position is deemed advisable because of prevailing market conditions, the Portfolio may invest without limit in high grade debt securities, commercial paper, U.S. Government securities or cash or cash equivalents, including repurchase agreements. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective of maximum capital growth will be limited.

AST LORD ABBETT SMALL CAP VALUE PORTFOLIO:

     Investment Objective: The investment objective of the Portfolio is to seek long-term capital growth. This is a fundamental policy of the Portfolio.

Principal Investment Policies and Risks:

         The Portfolio will seek its objective through investments primarily in equity securities that are believed to be undervalued in the marketplace. The Portfolio primarily seeks companies that are small-sized, based on the value of their outstanding stock. Specifically, under normal circumstances, at least 65% of the Portfolio's total assets will be invested in common stocks issued by smaller, less well-known companies (with market capitalizations of less than $1 billion) selected on the basis of fundamental investment analysis.

         The stocks in which the Portfolio generally invests are those which, in the Sub-advisor's judgment, are selling below their intrinsic value and at prices that do not adequately reflect their long-term business potential. Selected smaller stocks may be undervalued because they are often overlooked by many investors, or because the public is overly pessimistic about a company's prospects. Accordingly, their prices can rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors come to recognize the company's underlying potential. The price of shares in relation to book value, sales, asset value, earnings, dividends and cash flow, both historical and prospective, are key determinants in the security selection process. These criteria are not rigid, and other stocks may be included in the Portfolio if they are expected to help it attain its objective. Dividend and investment income is of incidental importance.

         Although the Portfolio typically will hold a large number of securities and follow a relatively conservative value-driven investment strategy, the Portfolio does entail above-average investment risk and share price fluctuation compared to the overall U.S. stock market. The small capitalization companies in which the Portfolio primarily invests may offer significant appreciation potential. However, smaller companies may carry more risk than larger companies. Generally, small companies rely on limited product lines, markets and financial resources, and these and other factors may make them more susceptible to setbacks or economic downturns. Smaller companies normally have fewer shares outstanding and trade less frequently than large companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations.

         The Portfolio also may invest in preferred stocks and bonds that either have attached warrants or are convertible into common stocks.

Other Investments:

         The Portfolio may engage in various portfolio strategies to reduce certain risks of its investments and to enhance income, but not for speculation. The Portfolio may purchase and write (sell) put and covered call options on equity securities or stock indices that are traded on national securities exchanges. The Portfolio may purchase and sell stock index futures for certain hedging and risk management purposes. New financial products and risk management techniques continue to be developed and the Portfolio may use these new investments and techniques to the extent consistent with its investment objective and policies.

         The Portfolio may invest up to 35% of its net assets (at the time of investment) in securities (of the type described above) that are primarily traded in foreign countries. The Portfolio may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities. The Portfolio also may purchase foreign currency put options and write foreign currency call options on U.S. exchanges or U.S. over-the-counter markets. The Portfolio may write a call option on a foreign currency only in conjunction with a purchase of a put option on that currency.

         Additional   information   about  these   investments   and  investment
techniques and their risks is included below under "Certain Risk Factors and Investment Methods."

     Temporary Investments. For temporary defensive purposes or pending other investments, the Portfolio may invest in high-quality, short-term debt obligations of banks, corporations or the U.S. Government. While the Portfolio is in a defensive position, its ability to achieve its investment objective of long-term capital growth will be limited.

ASAF T. ROWE PRICE SMALL COMPANY VALUE FUND:

     Investment Objective: The investment objective of the Fund is to provide long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued. This is a fundamental policy of the Portfolio.

Principal Investment Policies and Risks:

         The Portfolio will normally invest at least 65% of its total assets in stocks and equity-related securities of small companies ($1 billion or less in market capitalization). Reflecting a value approach to investing, the Portfolio will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow or business franchises. The Sub-advisor's research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, the Sub-advisor generally looks to the following:

         (1) Above-average dividend yield (the stock's annual dividend divided by the stock price) relative to a company's peers or its own historic norm.

         (2) Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500 Index, the company's peers, or its own historic norm.

         (3) Low stock price relative to a company's underlying asset values.

         (4) A plan to improve the business through restructuring.

         (5) A sound balance sheet and other positive financial characteristics.

         The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or re-deploy assets into more promising opportunities. The Portfolio will not sell a stock just because the company has grown to a market capitalization of more than $1 billion, and it may on occasion purchase companies with a market cap more than $1 billion.

         As with all stock funds, the Portfolio's share price can fall because of weakness in the securities market as a whole, in particular industries or in specific holdings. Investing in small companies involves greater risk of loss than is customarily associated with more established companies. Stocks of small companies may be subject to more abrupt or erratic price movements than larger company stocks. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. While a value approach to investing is generally considered to involve less risk than a growth approach, investing in value stocks carries the risks that the market will not recognize the stock's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Other Investments:

         Although the Portfolio will invest primarily in U.S. common stocks, it may also purchase other types of securities, for example, preferred stocks, convertible securities, warrants and bonds when considered consistent with the Portfolio's investment objective and policies. The Portfolio may purchase preferred stock for capital appreciation where the issuer has omitted, or is in danger of omitting, payment of the dividend on the stock. Debt securities would be purchased in companies that meet the investment criteria for the Portfolio.

         The Portfolio may invest up to 20% of its total assets in foreign securities, including American Depositary Receipts and securities of companies in developing countries, and may enter into forward foreign currency exchange contracts. (The Portfolio may invest in foreign cash items as described below in excess of this 20% limit.) The Portfolio may enter into stock index or currency futures contracts (or options thereon) for hedging purposes or to provide an efficient means of regulating the Portfolio's exposure to the equity markets. The Portfolio may also write (sell) call and put options and purchase put and call options on securities, financial indices, and currencies. The Portfolio may invest up to 10% of its total assets in hybrid instruments, which combine the characteristics of futures, options and securities. For additional information about these investments and their risks, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary Investments. The Portfolio may establish and maintain cash reserves without limitation for temporary defensive purposes. The Portfolio's reserves may be invested in high-quality domestic and foreign money market instruments, including repurchase agreements. Cash reserves also provide flexibility in meeting redemptions and paying expenses. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective of long-term capital growth may be limited.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO:

     Investment Objective: The investment objective of the Portfolio is to seek capital growth.

Principal Investment Policies and Risks:

         To pursue its objective, the Portfolio primarily invests in the common stocks of mid-cap companies. Companies with equity market capitalizations from $300 million to $10 billion at the time of investment are considered mid-cap companies for purposes of the Portfolio. The Trust may revise this definition based on market conditions. Some of the Portfolio's assets may be invested in the securities of large-cap companies as well as in small-cap companies. The
Portfolio seeks to reduce risk by diversifying among many companies and industries. The Portfolio does not seek to invest in securities that pay dividends or interest, and any such income is incidental.

         The Portfolio is normally managed using a growth-oriented investment approach. For growth investors, the aim is to invest in companies that are already successful but could be even more so. The Sub-advisor looks for fast-growing companies that are in new or rapidly evolving industries. Factors in identifying these companies may include above-average growth of earnings or earnings that exceed analysts' expectations. The Sub-advisor may also look for other characteristics in a company, such as financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

         The Sub-advisor follows a disciplined selling strategy, and may sell a stock when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

         As a fund that invests primarily in mid-cap companies, the Portfolio's risk and share price fluctuation can be expected to be more than that of many funds investing primarily in large-cap companies, but less than that of many funds investing primarily in small-cap companies. Mid-cap stocks may fluctuate more widely in price than the market as a whole, may underperform other types of stocks when the market or the economy is not robust, or fall in price or be difficult to sell during market downturns. In addition, the Portfolio's growth investment program will generally involve greater risk and price fluctuation than funds that invest in more undervalued securities. Because the prices of growth stocks tend to be based largely on future expectations, these stocks historically have been more sensitive than value stocks to bad economic news and negative earnings surprises.

Other Investments:

         Although equity securities are normally the Portfolio's primary investments, it may invest in preferred stocks and convertible securities, as well as the types of securities described below. Additional information about these investments and the special risk factors that apply to them is included in this Prospectus under "Certain Risk Factors and Investment Methods."

         Fixed Income Securities. The Portfolio may invest up to 35% of its total assets, measured at the time of investment, in investment grade fixed income or debt securities. If the quality of any fixed income securities held by the Portfolio deteriorates so that they are no longer investment grade, the Portfolio will sell such securities in an orderly manner so that its holdings of such securities do not exceed 5% of its net assets.

         Foreign Securities. The Portfolio may invest up to 10% of the value of its total assets, measured at the time of investment, in equity and debt securities that are denominated in foreign currencies. There is no limitation on the percentage of the Portfolio's assets that may be invested in securities of foreign companies that are denominated in U.S. dollars. In addition, the Portfolio may enter into foreign currency transactions, including forward foreign currency contracts and options on foreign currencies, to manage currency risks, to facilitate transactions in foreign securities, and to repatriate dividend or interest income received in foreign currencies.

         Covered Call Options. The Portfolio may try to reduce the risk of securities price or exchange rate changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio, and may purchase call options in related closing transactions.

         Temporary Investments. When the Portfolio anticipates unusual market or other conditions, it may temporarily depart from its objective of capital growth and invest substantially in high-quality short-term investments. This could help the Portfolio avoid losses but may mean lost opportunities.

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO:

     Investment Objective: The investment objective of the Portfolio is to seek capital growth.

Principal Investment Policies and Risks:

     To pursue its objective, the Portfolio primarily invests in the common stocks of mid-cap companies. Some of the Portfolio's assets may be invested in the securities of large-cap companies as well as in small-cap companies. The
Portfolio seeks to reduce risk by diversifying among many companies and industries.

          Under the Portfolio's value-oriented investment approach, the Sub-advisor looks for well-managed companies whose stock prices are undervalued and that may rise in price before other investors realize their worth. Fund managers may identify value stocks in several ways, including based on earnings, book value or other financial measures. Factors that the Sub-advisor may use to identify these companies include strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and a sound track record through all phases of the market cycle.

         The Sub-advisor may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, or a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

         The Sub-advisor generally considers selling a stock when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.

         As a fund that invests primarily in mid-cap companies, the Portfolio's risk and share price fluctuation can be expected to be more than that of many funds investing primarily in large-cap companies, but less than that of many funds investing primarily in small-cap companies. Mid-cap stocks may fluctuate more widely in price than the market as a whole, may underperform other types of stocks when the market or the economy is not robust, or fall in price or be difficult to sell during market downturns. While value investing historically has involved less risk than investing in growth companies, the stocks purchased by the Portfolio will remain undervalued during a short or extended period of time. This may happen because value stocks as a category lose favor with investors compared to growth stocks, or because the Sub-advisor failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

Other Investments:

         Although equity securities are normally the Portfolio's primary investment, it may invest in preferred stocks and convertible securities, as well as the types of securities described below. Additional information about these investments and the special risk factors that apply to them is included in this Prospectus under "Certain Risk Factors and Investment Methods."

         Fixed Income Securities. The Portfolio may invest up to 35% of its total assets, measured at the time of investment, in fixed income or debt securities. The Portfolio may invest up to 15% of its total assets, measured at the time of investment, in debt securities that are rated below investment grade or comparable unrated securities. There is no minimum rating on the fixed income securities in which the Portfolio may invest.

         Foreign Securities. The Portfolio may invest up to 10% of the value of its total assets, measured at the time of investment, in equity and debt securities that are denominated in foreign currencies. There is no limitation on the percentage of the Portfolio's assets that may be invested in securities of foreign companies that are denominated in U.S. dollars. In addition, the Portfolio may enter into foreign currency transactions, including forward foreign currency contracts and options on foreign currencies, to manage currency risks, to facilitate transactions in foreign securities, and to repatriate dividend or interest income received in foreign currencies.

         Covered Call Options. The Portfolio may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio, and may purchase call options in related closing transactions. The value of securities against which options will be written will not exceed 10% of the Portfolio's net assets.

         Temporary Investments. When the Portfolio anticipates unusual market or other conditions, it may temporarily depart from its objective of capital growth and invest substantially in high-quality short-term investments. This could help the Portfolio avoid losses but may mean lost opportunities.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO:

Investment Objective: The investment objective of the Portfolio is to seek long-term capital growth primarily through the common stocks of companies that own or develop natural resources (such as energy products, precious metals, and forest products) and other basic commodities.

Principal Investment Policies and Risks:

         The Portfolio normally invests primarily (at least 65% of its total assets) in the common stocks of natural resource companies whose earnings and tangible assets could benefit from accelerating inflation. The Portfolio also may invest in growth companies with strong potential for earnings growth. When selecting stocks, we look for companies that have the ability to expand production, to maintain superior exploration programs and production facilities, and the potential to accumulate new resources. Natural resource companies in which the Portfolio invests generally own or develop energy sources, precious metals, nonferrous metals, forest products, real estate, diversified resources and other basic commodities that can be produced and marketed profitably when both labor costs and prices are rising.

         The Portfolio may sell securities for a variety of reasons,  such as to
secure   gains,   limit   losses  or  re-deploy   assets  into  more   promising
opportunities.

         As with all stock funds, the Portfolio's share price can fall because of weakness in one or more securities markets, particular industries or specific holdings. In addition, the Portfolio is less diversified than most stock funds and could therefore experience sharp price declines when conditions are unfavorable in the natural resources sector. For instance, while the Portfolio attempts to invest in companies that may benefit from accelerating inflation, inflation has slowed considerably in recent years. The rate of earnings growth of natural resource companies may be irregular because these companies are strongly affected by natural forces, global economic cycles and international politics. For example, stock prices of energy companies can fall sharply when oil prices fall. Real estate companies are influenced by interest rates and other factors.

Other Investments:

         Although the Portfolio will invest primarily in U.S. common stocks, it may also purchase other types of securities, for example, preferred stocks, convertible securities and warrants, when considered consistent with the
Portfolio's investment objective and policies. The Portfolio may purchase preferred stock for capital appreciation where the issuer has omitted, or is in danger of omitting, payment of the dividend on the stock. The Portfolio may invest in debt securities, including up to 10% of its total assets in debt securities rated below investment grade. The Portfolio may invest in mortgage-backed securities, including stripped mortgage-backed securities. The Portfolio may invest up to 10% of its total assets in hybrid instruments, which combine the characteristics of futures, options and securities.

         Foreign Securities. The Portfolio may invest up to 50% of its total assets in foreign securities, including American Depositary Receipts and securities of companies in developing countries, which offer increasing opportunities for natural resource-related growth. The Portfolio may enter into forward foreign currency exchange contracts in connection with its foreign investments. The Portfolio's investments in foreign securities, or even in U.S. companies with significant overseas investments, may decline in value because of declining foreign currencies or adverse political and economic events overseas, although currency risk may be somewhat reduced because many commodities markets are dollar based.

         Futures and Options. The Portfolio may enter into stock index or currency futures contracts (or options thereon) for hedging purposes or to provide an efficient means of regulating the Portfolio's exposure to the equity markets. The Portfolio may write covered call options and purchase put and call options on foreign currencies, securities, and stock indices.

         For additional information about these investments and their risks, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary Investments. The Portfolio may establish and maintain cash reserves without limitation for temporary defensive purposes. The Portfolio's reserves may be invested in high-quality domestic and foreign money market instruments, including repurchase agreements. Cash reserves also provide flexibility in meeting redemptions and paying expenses. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective of long-term capital growth may be limited.

AST OPPENHEIMER LARGE-CAP GROWTH PORTFOLIO:

     Investment Objective: The investment objective of the Portfolio is to seek capital growth.

Principal Investment Policies and Risks:

         The Portfolio seeks its investment objective by emphasizing investment in common stocks issued by established large-capitalization "growth companies" that, in the opinion of the Sub-advisor, have above average earnings prospects but are selling at below normal prices. At least 65% of the Portfolio's assets normally will be invested in companies that have market capitalizations greater than $3 billion, and the Portfolio will normally maintain a median market capitalization greater than $5 billion.

         "Growth companies" may be developing new products or services, or expanding into new markets for their products. While they will have what the Sub-advisor believes to be favorable long-term prospects, they normally retain a large part of their earnings for research, development and investment in capital assets. Therefore, they tend not to emphasize the payment of dividends.
Investment opportunities may be sought among securities of smaller, less well-known companies, although the Portfolio's emphasis is on large-cap issuers.

         Because the Portfolio invests a substantial portion (or all) of its assets in stocks, the Portfolio is subject to the risks associated with stock investments, and the Portfolio's share price therefore may fluctuate substantially. This is true despite the Portfolio's focus on the stocks of larger more-established companies. The Portfolio's share price will be affected by changes in the stock markets generally, and factors specific to a company or an industry will affect the prices of particular stocks held by the Portfolio (for example, poor earnings, loss of major customers, major litigation against an issuer, or changes in government regulations affecting an industry). Because of the types of securities it invests in, the Portfolio is designed for those who are investing for the long term. While the Sub-advisor tries to reduce risks by diversifying its investments, by carefully researching securities before they are purchased, and in some cases by using hedging techniques such as futures contracts, there is no assurance that these efforts to reduce risk will be successful.

Other Investments:

         While the Sub-advisor will invest the Portfolio's assets primarily in domestic equity securities, it also may invest in other types of securities and employ special investment techniques. The Portfolio may purchase securities of foreign companies or governments, including those in developing countries. The Portfolio may purchase and sell futures contracts on securities indices. It may do so to try to reduce its exposure to a decline in the prices of its portfolio securities, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. In addition to the futures contracts, the Portfolio may invest in specially designed derivative investments for hedging purposes or to enhance total return. The Portfolio may invest a portion of its assets in cash, cash equivalents and U.S. Government securities for liquidity purposes, but will not invest a significant portion of its assets in these instruments for temporary defensive purposes. For additional information about these investments and their risks, see this Prospectus under "Certain Risk Factors and Investment Methods."

AST MARSICO CAPITAL GROWTH PORTFOLIO:

     Investment Objective: The investment objective of the Portfolio is to seek capital growth. This is a fundamental policy of the Portfolio. Income is not an investment objective and any income realized on the Portfolio's investments, therefore, will be incidental to the Fund's objective.

Principal Investment Policies and Risks:

         The Portfolio will pursue its objective by investing primarily in common stocks. The Sub-advisor expects that the majority of the Portfolio's assets will be invested in the common stocks of larger, more established companies.

         In selecting investments for the Portfolio, the Sub-advisor uses an approach that combines "top down" economic analysis with "bottom up" stock selection. The "top down" approach takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment, and the global competitive landscape. In addition, the Sub-advisor examines such factors as the most attractive global investment opportunities, industry consolidation, and the sustainability of economic trends. As a result of this "top down" analysis, the Sub-advisor identifies sectors, industries and companies that should benefit from the trends the Sub-advisor has observed.

         The Sub-advisor then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is appropriate for investment by the Portfolio, the Sub-advisor focuses on a number of different attributes, including the company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (e.g., a strong balance sheet, improving returns on equity, and the ability to generate free cash flow), strong management, and reasonable valuations in the context of projected growth rates. This is called "bottom up" stock selection.

         The primary risk associated with investment in the Portfolio will be the risk that the equity securities held by the Portfolio will decline in value. The risk of the Portfolio is expected to be commensurate with that of other funds using a growth strategy to invest in the stocks of large and medium-sized companies.

         Although it is the general policy of the Portfolio to purchase and hold securities for capital growth, changes in the Portfolio will be made as the Sub-advisor deems advisable. For example, portfolio changes may result from liquidity needs, securities having reached a desired price, or by reason of developments not foreseen at the time of the investment was made.

         Special Situations. The Portfolio may invest in "special situations" from time to time. A "special situation" arises when, in the opinion of the Sub-advisor, the securities of a particular company will be recognized and increase in value due to a specific development, such as a technological breakthrough, management change or new product at that company. Investment in "special situations" carries an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Other Investments:

         The Portfolio may also invest to a lesser degree in preferred stocks, convertible securities, warrants, and debt securities when the Portfolio perceives an opportunity for capital growth from such securities. The Portfolio may invest up to 10% of its total assets in debt securities, which may include corporate bonds and debentures and government securities.

         The Portfolio may also purchase securities of foreign issuers, including foreign equity and debt securities and depositary receipts. Foreign securities are selected primarily on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk with respect to investments exposed to foreign currency fluctuations.

         Index/structured Securities. The Portfolio may invest without limit in index/structured securities, which are debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Index/structured securities may have return characteristics similar to direct investments in the underlying instruments, but may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer of the index/structured security.

         Futures, Options and Other Derivative Instruments. The Portfolio may purchase and write (sell) options on securities, financial indices, and foreign currencies, and may invest in futures contracts on securities, financial indices, and foreign currencies, options on futures contracts, forward contracts and swaps and swap-related products. These instruments will be used primarily to hedge the Portfolio's positions against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Portfolio may also use derivative instruments for non-hedging purposes such as increasing the Portfolio's income or otherwise enhancing return.

         For an additional discussion of many of these types of securities and their risks, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary Investments. Although the Sub-advisor expects to invest primarily in equity securities, the Sub-advisor may increase the Portfolio's cash position without limitation when the Sub-advisor believes that appropriate investment opportunities for capital growth with desirable risk/reward characteristics are unavailable. Cash and similar investments (whether made for defensive purposes or to receive a return on idle cash) will include high-grade commercial paper, certificates of deposit and repurchase agreements. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective of capital growth will be limited.

AST JANCAP GROWTH PORTFOLIO:

Investment Objective: The investment objective of the Portfolio is to seek growth of capital in a manner consistent with the preservation of capital. Realization of income is not a significant investment consideration and any income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. This is a fundamental policy of the Portfolio.

Principal Investment Policies and Risks:

         The Portfolio will pursue its objective by investing primarily in common stocks. Common stock investments will be in companies that the Sub-advisor believes are experiencing favorable demand for their products and services, and which operate in a favorable competitive and regulatory environment. The Sub-advisor generally takes a "bottom up" approach to choosing investments for the Portfolio. In other words, the Sub-advisor seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

         Because the Portfolio invests a substantial portion (or all) of its assets in stocks, the Portfolio is subject to the risks associated with stock investments, and the Portfolio's share price therefore may fluctuate substantially. This is true despite the Portfolio's focus on the stocks of larger more-established companies. The Portfolio's share price will be affected by changes in the stock markets generally, and factors specific to a company or an industry will affect the prices of particular stocks held by the Portfolio (for example, poor earnings, loss of major customers, major litigation against an issuer, or changes in government regulations affecting an industry). Because of the types of securities it invests in, the Portfolio is designed for those who are investing for the long term.

         The Portfolio generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may occur as the result of liquidity needs, securities having reached a desired price or yield, anticipated changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time the investment was made.

         Special Situations. The Portfolio may invest in "special situations" from time to time. A "special situation" arises when, in the opinion of the Sub-advisor, the securities of a particular company will be recognized and appreciate in value due to a specific development, such as a technological breakthrough, management change or new product at that company. Investment in "special situations" carries an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Other Investments:

         Although the Sub-advisor expects to invest primarily in equity securities, the Portfolio may also invest to a lesser degree in preferred stocks, convertible securities, warrants, and debt securities when the Portfolio perceives an opportunity for capital growth from such securities. The Portfolio is subject to the following percentage limitations on investing in certain types of debt securities:

  -- 35% of its assets in lower-rated fixed income securities ("junk" bonds).
  -- 25% of its assets in mortgage- and asset-backed securities.
  -- 10% of its assets in zero coupon, pay-in-kind and step coupon securities (securities that do not, or may not under certain circumstances, make regular interest payments).

In addition, the Portfolio may invest in the following types of securities and engage in the following investment techniques:

         Foreign Securities. The Portfolio may also purchase securities of foreign issuers, including foreign equity and debt securities and depositary receipts. Foreign securities are selected primarily on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. No more than 25% of the Portfolio's assets may be invested in foreign securities denominated in foreign currencies and not publicly traded in the United States.

         Futures, Options and Other Derivative Instruments. The Portfolio may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts and may invest in options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products (collectively "derivative
instruments").   The  Portfolio  intends  to  use  most  derivative  instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Portfolio may also use derivative instruments for non-hedging purposes such as seeking to increase income. The Portfolio may also use a variety of currency hedging techniques, including forward foreign currency exchange contracts, to manage exchange rate risk with respect to investments exposed to foreign currency fluctuations.

         For more information on the types of securities other than common stocks in which the Portfolio may invest, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary Investments. The Sub-advisor may increase the Portfolio's cash position without limitation when the Sub-advisor is of the opinion that appropriate investment opportunities for capital growth with desirable risk/reward characteristics are unavailable. Cash and similar investments (whether made for defensive purposes or to receive a return on idle cash) will include high-grade commercial paper, certificates of deposit, repurchase agreements and money market funds managed by the Sub-advisor. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective of capital growth will be limited.

AST BANKERS TRUST ENHANCED 500 PORTFOLIO:

Investment Objective: The investment objective of the Portfolio is to outperform the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R)") through stock selection resulting in different weightings of common stocks relative to the index.

Principal Investment Policies and Risks:

         The Portfolio will invest in the common stocks of companies included in the S&P 500. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange Inc. (the "NYSE"). The Sub-advisor believes that the S&P 500 is representative of the performance of publicly traded common stocks in the U.S. in general.

         In seeking to outperform the S&P 500, the Sub-advisor starts with a portfolio of stocks representative of the holdings of the index. It then uses a set of quantitative criteria that are designed to indicate whether a particular stock will predictably perform better or worse than the S&P 500. Based on these criteria, the Sub-advisor determines whether the Portfolio should over-weight, under-weight or hold a neutral position in the stock relative to the proportion of the S&P 500 that the stock represents. The majority of the issues held by the Portfolio will have neutral weightings, but approximately 100 will be over- or under-weighted relative to the index. In addition, the Sub-advisor may determine based on the quantitative criteria that certain S&P 500 stocks should not be held by the Portfolio in any amount.

         As a mutual fund investing primarily in common stocks, the Portfolio is subject to the risk that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. The Sub-advisor believes that the various quantitative criteria used to determine which stocks to over- or under-weight will balance each other so that the overall risk of the Portfolio will not differ materially from the risk of the S&P 500 itself.

         Unlike other stock funds, the Portfolio is not "actively" managed based on the Sub-Advisor's economic, financial or market analysis or its investment judgment. Instead, the Portfolio primarily utilizes a "quantitative" investment approach to invest among a limited number of stocks (i.e., those in the S&P
500).

         About the S&P 500. The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price). The composition of the S&P 500 is determined by S&P based on such factors as market capitalization, trading activity, and whether the stock is representative of stocks in a particular industry group. The composition of the S&P 500 may be changed from time to time. "Standard & Poor's(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Investment Manager and Sub-advisor.

         The Portfolio is not sponsored, endorsed, sold or promoted by Standard &Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the shareholders of the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio particularly or the ability of the S&P 500 to track general stock market performance. S&P's only relationship to the Investment Manager or the Sub-advisor is the licensing of certain trademarks and trade names of S&P and of the S&P 500 which is determined, composed and calculated by S&P without regard to the Investment Manager, Sub-advisor, or Portfolio. S&P has no obligation to take the needs of the Investment Manager, Sub-advisor or the shareholders of the Portfolio into consideration in determining, composing or calculating the S&P 500. S&P is not responsible for and has not participated in the determination of the prices and amount of the Portfolio or the timing of the issuance or sale of the Portfolio, or in the determination or calculation of the Portfolio's net asset value. S&P has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.

         S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein and shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Portfolio, shareholders of the Portfolio, or any other person or entity from the use of the S&P 500 or any data included therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

         Other Equity Securities. As part of one of the strategies used to outperform the S&P 500, the Portfolio may invest in the equity securities of companies that are not included in the S&P 500. These equity securities may include securities of companies that are the subject of publicly announced acquisitions or other major corporate transactions. Securities of some of these companies may perform much like fixed income investments because the market anticipates that the transaction will occur and result in a cash payment for the securities. When investing in these companies, the Portfolio may enter into securities index futures contracts and/or related options as described below in order to maintain its exposure to the equity markets. While this strategy is intended to generate additional gains without materially increasing risk, there is no assurance that the strategy will achieve its intended results. The Portfolio will not invest more than 15% of its total assets in equity securities of companies not included in the S&P 500.

Other Investments:

         Derivatives. The Portfolio may invest in various instruments that are or may be considered derivatives, including securities index futures contracts and related options, warrants and convertible securities. These instruments may be used for several reasons: to simulate full investment in the S&P 500 while retaining cash for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when the futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or the S&P 500. The Portfolio will not use derivatives for speculative purposes or to leverage its assets. The Portfolio will limit its use of securities index futures contracts and related options so that, at all times, margin deposits for futures contracts and premiums on related options do not exceed 5% of the Portfolio's assets and provided that the percentage of the Portfolio's assets being used to cover its obligations under futures and options does not exceed 50%.

         Additional information about these derivative instruments and their risks is included in this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary Investments. The Portfolio may maintain up to 25% of its assets in short-term debt securities and money market instruments to meet redemption requests or to facilitate investment in the securities of the S&P
500. These securities include obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities or by any of the states, repurchase agreements, commercial paper, and certain bank obligations. The Portfolio will not invest in these securities as part of a temporary defensive strategy to protect against potential market declines.

AST COHEN & STEERS REALTY PORTFOLIO:

     Investment Objective: The investment objective of the Portfolio is to maximize total return through investment in real estate securities. This is a fundamental policy of the Portfolio.

Principal Investment Policies and Risks:

The Portfolio pursues its investment objective of maximizing total return by seeking, with approximately equal emphasis, capital growth and current income. Under normal circumstances, the Portfolio will invest substantially all of its assets in the equity securities of real estate companies. Such equity securities will consist of:

o        common stocks (including shares in real estate investment trusts),
o        rights or warrants to purchase common stocks,
o securities convertible into common stocks where the conversion feature represents, in the Sub-advisor's view, a significant element of the securities' value, and
o        preferred stocks.

         For purposes of the Portfolio's investment policies, a "real estate company" is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of real estate or that has at least 50% of its assets in real estate. The Portfolio may invest up to 10% of its total assets in securities of foreign real estate companies.

         Real estate companies may include real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains or losses by selling properties. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

         As a fund that invests primarily in equity securities, the Portfolio will be subject to many of the same risks as other equity funds. The Portfolio also will be subject to certain risks related specifically to real estate securities, and may be subject to greater risk and share price fluctuation than other equity funds because of the concentration of its investments in a single industry.

         While the Portfolio will not invest in real estate directly, securities of real estate companies may be subject to risks similar to those associated with the direct ownership of real estate. These include risks related to general and local economic conditions, dependence on management skill, heavy cash flow dependency, possible lack of available mortgage funds, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from environmental problems, casualty or condemnation losses, limitations on rents, and changes in neighborhood values, the appeal of properties to tenants and interest rates.

         In general, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. In the event of a default by a borrower or lessee, a REIT may experience delays and may incur substantial costs in enforcing its rights as a mortgagee or lessor.

         Non-Diversified Status. The Portfolio is classified as a "non-diversified" investment company under the 1940 Act, which means the Portfolio is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the Portfolio intends meet certain diversification standards under the Internal Revenue Code that must be met to relieve the Portfolio of liability for Federal income tax if its earnings are distributed to shareholders. As a non-diversified fund, a price decline in any one of the Portfolio's holdings may have a greater effect on the Portfolio's value than on the value of a fund that is more broadly diversified.

Other Investments:

         The Portfolio may write (sell) put and covered call options and purchase put and call options on securities or stock indices that are listed on a national securities or commodities exchange. The Portfolio may buy and sell financial futures contracts, stock and bond index futures contracts, foreign currency futures contracts and options on the foregoing. The Portfolio may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities. The Portfolio may also enter into short sales, which are transactions in which the Portfolio sells a security it does not own at the time of the sale in anticipation that the market price of the security will decline. The Sub-advisor expects that the Portfolio will use these techniques on a relatively infrequent basis.

         Additional information about these techniques and their risks is included below under "Certain Risk Factors and Investment Methods."

         Temporary Investments. When the Sub-advisor believes that market or general economic conditions justify a temporary defensive position, the Portfolio will invest all or a portion of its assets in high-grade debt securities, including corporate debt securities, U.S. government securities, and short-term money market instruments, without regard to whether the issuer is a real estate company. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective of maximum total return will be limited. The Portfolio may also invest funds awaiting investment or funds held to satisfy redemption requests or to pay dividends and other distributions to shareholders in short-term money market instruments.

AST PUTNAM VALUE GROWTH & INCOME PORTFOLIO:

     Investment Objective: The primary investment objective of the Portfolio is to seek capital growth. Current income is a secondary investment objective. These are fundamental policies of the Portfolio.

Principal Investment Policies and Risks:

         The Portfolio invests primarily in common stocks that offer potential for capital growth, and may, consistent with its investment objectives, invest in stocks that offer potential for current income. The Sub-Advisor will take a value investment approach when selecting securities for the Portfolio that have the potential for capital growth, in that it will seek to identify securities that are significantly undervalued in relation to underlying asset values or earnings potential.

         Like any fund investing primarily in common stocks, the Portfolio is subject to the risk that the value of the stocks it invests in will decline. These declines could be substantial. However, because of the Portfolio's value investment approach and its secondary focus on income-producing stocks, the Portfolio's level of risk and share price fluctuation, and its potential for gain, may be less than stock funds that have a more aggressive investment approach.

Other Investments:

         In addition to the Portfolio's investments in common stocks, the Portfolio may invest in the following types of securities and engage in the following investment strategies:

         Foreign Securities. The Portfolio may invest up to 20% of its assets in securities traded in foreign securities markets, including developing countries. The Portfolio may buy or sell foreign currencies, foreign currency futures contracts and foreign currency forward contracts for hedging purposes in connection with its foreign investments.

         Fixed-Income Securities. The Portfolio may purchase debt securities, preferred stocks, or convertible securities if the Sub-advisor determines that their purchase would help further the Portfolio's investment objectives. The Portfolio's fixed-income investments may include lower-rated fixed-income securities (commonly known as "junk bonds") without limitation as to credit rating. The Portfolio may invest in zero coupon bonds and payment-in-kind bonds, which are securities that do not or may not in certain circumstances make regular cash interest payments. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently.

         Futures and Options. The Portfolio may buy and sell stock index futures contracts. The Portfolio may buy and sell options on index futures or on stock indices in addition to or as an alternative to purchasing or selling futures or to earn additional income.

         The Portfolio may seek to increase its current return by writing covered call options and put options on securities it owns or in which it may invest. The Portfolio may also buy and sell put and call options for hedging purposes. From time to time, the Portfolio may also buy and sell combinations of put and call options on the same underlying security to earn additional income.

         For more information on these securities and their risks, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary Investments. At times, the Sub-advisor may conclude that conditions in the securities markets make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Sub-advisor may temporarily use alternative strategies primarily designed to reduce fluctuations in the share price of the Portfolio, such as investing without limit in debt securities, preferred stocks, or any other securities the Sub-advisor considers consistent with such defensive strategies. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited.

ASt LORD ABBETT GROWTH AND INCOME portfolio:

     Investment  Objective:   The  investment  objective  of  the  Portfolio  is
long-term growth of capital and income while attempting to avoid excessive fluctuations in market value. This is a fundamental policy of the Portfolio.

Principal Investment Policies and Risks:

         The Portfolio normally will invest in common stocks (and securities convertible into common stocks). The Sub-advisor will take a value-oriented approach, in that it will try to keep the Portfolio's assets invested in securities that are selling at reasonable prices in relation to their value. To do so, the Portfolio may forgo some opportunities for gains when, in the judgment of the Sub-advisor, they carry excessive risk. The Sub-advisor will try to anticipate major changes in the economy and select stocks for the Portfolio that it believes will benefit most from these changes.

         The stocks that the Portfolio will normally invest in are those of seasoned companies that are expected to show above-average growth and that the Sub-advisor believes are in sound financial condition. The Sub-advisor will be constantly balancing the opportunity for profit against the risk of loss for the Portfolio. In light of the Portfolio's value approach and its focus on income producing stocks, its risk and share price fluctuation (and potential for gain) may be less than many other stock funds. Of course, the prices of the common stocks that the Portfolio invests in will fluctuate, and their dividends will vary.

         In the past, very few industries have continuously provided the best investment opportunities. The Sub-advisor will take a flexible approach and adjust the Portfolio to reflect changes in the opportunity for sound investments relative to the risks assumed. Therefore, the Portfolio will sell securities that the Sub-advisor judges to be overpriced and reinvest the proceeds in other securities that the Sub-advisor believes offer better values.

Other Investments:

         Consistent with the Portfolio's investment objective, the Portfolio, in addition to investing in common stocks and convertible securities, may write covered call options with respect to securities in the Portfolio. It is not intended for the Portfolio to write covered call options with respect to securities with an aggregate market value of more than 10% of the Portfolio's net assets at the time an option is written. The Portfolio may also invest up to 10% of its net assets (at the time of investment) in foreign securities, and invest in straight bonds and other debt securities.

         Temporary Investments. The Portfolio may invest in short-term debt and other high quality fixed-income securities to create reserve purchasing power and also for temporary defensive purposes. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective may be limited.

AST INVESCO EQUITY INCOME PORTFOLIO:

Investment Objective: The investment objective of the Portfolio is to seek high current income while following sound investment practices. This is a fundamental policy of the Portfolio. Capital growth potential is an additional, but secondary, consideration in the selection of portfolio securities.

Principal Investment Policies and Risks:

         The Portfolio seeks to achieve its objective by investing in securities that will provide a relatively high yield and stable return and that, over a period of years, may also provide capital appreciation. The Portfolio normally will invest at least 65% of its assets in dividend-paying common stocks of domestic and foreign issuers. Up to 10% of the Portfolio's assets may be invested in equity securities that do not pay regular dividends. In addition, the Portfolio normally will have some portion of its assets invested in debt securities, convertible bonds, or preferred stocks. The Portfolio may invest up to 25% of its total assets in foreign securities, including securities of issuers in countries considered to be developing. These foreign investments may serve to increase the overall risks of the Portfolio.

         The Portfolio's investments in common stocks may, of course, decline in value, which will result in declines in the Portfolio's share price. Such declines could be substantial. To minimize the risk this presents, the Sub-advisor only invests in common stocks and equity securities of domestic and foreign issuers that are marketable; and will not invest more than 5% of the Portfolio's assets in the securities of any one company or more than 25% of the Portfolio's assets in any one industry. In light of the Portfolio's focus on income producing stocks, its risk and share price fluctuation (and potential for gain) may be less than many other stock funds.

         Debt Securities. The Portfolio's investments in debt securities will generally be subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. Market risk relates to the fact that the market values of debt securities in which the Portfolio invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values. Although the Sub-advisor will limit the Portfolio's debt security investments to securities it believes are not highly speculative, both kinds of risk are increased by investing in debt securities rated below the top four grades by Standard & Poor's Corporation or Moody's Investors Services, Inc., or equivalent unrated debt securities ("junk bonds").

         In order to decrease its risk in investing in debt securities, the Portfolio will invest no more than 15% of its assets in junk bonds, and in no event will the Portfolio ever invest in a debt security rated below Caa by Moody's or CCC by Standard & Poor's. While the Sub-advisor will monitor all of the debt securities in the Portfolio for the issuers' ability to make required principal and interest payments and other quality factors, the Sub-advisor may retain in the Portfolio a debt security whose rating is changed to one below the minimum rating required for purchase of such a security. For a discussion of the special risks involved in lower-rated bonds, see this Prospectus under "Certain Risk Factors and Investment Methods."

Temporary Investments:

         In periods of uncertain market and economic conditions, the Portfolio may assume a defensive position with up to 100% of its assets temporarily invested in high quality corporate bonds or notes or government securities, or held in cash. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective may be limited.

AST PUTNAM BALANCED PORTFOLIO:

Investment Objective: The investment objective of the Portfolio is to provide a well-diversified portfolio of stocks and bonds that will produce both capital growth and current income. This is a fundamental policy of the Portfolio.

Principal Investment Policies and Risks:

         In seeking its objective, the Portfolio may invest in almost any type of security or negotiable instrument, and will normally hold a mix of equity and fixed income securities. The Portfolio's portfolio will include some securities selected primarily to provide for capital protection, others selected for dependable income and still others for growth in value. The portion of the Portfolio's assets invested in equity securities and fixed income securities will vary from time to time in light of changes in interest rates and economic and other factors. However, under normal market conditions, at least 25% of the Portfolio's total assets will be invested in fixed income securities, which for this purpose include debt securities, preferred stocks and that portion of the value of convertible securities attributable to their fixed income characteristics.

         As a fund that invests both in equity and fixed income securities, the Portfolio risk of loss and share price fluctuation (and potential for gain) will tend to be less than funds investing primarily in equity securities and more than funds investing primarily in fixed income securities. Of course, both equity and fixed income securities may decline in value. While the large-cap value stocks generally purchased by the Portfolio involve less risk than many other types of stocks, the Portfolio's stock investments may decline because the stock market as a whole declines, or because of reasons specific to the company, such as disappointing earnings or changes in its competitive environment. The values of fixed income securities will fluctuate in response to changes in market interest rates and changes in the credit quality of specific issuers. The Portfolio's level of risk will increase if it invests more heavily in long-term fixed income securities or if it invests a significant portion of its assets in lower-rated securities.

         Equity Securities. Most of the stocks bought by the Portfolio are "value" stocks that the Sub-advisor believes are selling below their true worth. If the Sub-advisor is correct and other investors recognize this discount, the price of the stock may rise. The Portfolio mainly buys stocks of larger companies, although the Portfolio may invest in companies of any size.

         Fixed-Income Securities. The Portfolio's fixed-income investments will mostly be investment grade securities, but the Portfolio may invest in lower-rated fixed income securities (commonly known as "junk bonds"). The Portfolio will not invest in securities rated at the time of purchase lower than B by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") and other nationally recognized rating organizations or in unrated securities that the Sub-advisor determines are of comparable quality. Successful investing in lower-rated securities is more dependent on the Sub-advisor's analysis than investment in higher-rated securities. The Portfolio's fixed income investments will generally be intermediate- to long-term (with maturities of more than 3 years).

         At times, a substantial portion of portfolio assets may be invested in securities as to which the Portfolio, by itself or together with other funds and accounts managed by the Sub-advisor and its affiliates, holds all or a major portion. The Portfolio could have difficulty selling and/or valuing these securities, and may need to participate in legal proceedings or take possession of and manage collateral underlying the securities in the event of default.

         Certain securities held by the Portfolio may permit the issuer at its option to "call," or redeem, the securities. If an issuer redeems securities held by the Portfolio when interest rates are declining, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the redeemed securities.

         The Portfolio may invest in zero coupon bonds, which are securities that do not make regular cash interest payments. The values of zero-coupon bonds are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently.

Other Investments:

         Foreign Securities. The Portfolio may invest up to 20% of its assets in securities traded in foreign securities markets, including developing countries. The Portfolio may buy or sell foreign currencies, foreign currency futures contracts and foreign currency forward contracts for hedging purposes in connection with its foreign investments.

         Futures and Options. The Portfolio may (and often does) buy and sell futures contracts on stock indexes, U.S. government securities, fixed income securities and currencies. The Portfolio may purchase and sell futures contracts for hedging purposes and for non-hedging purposes, such as to adjust its exposure to the relevant stock or bond markets. The Portfolio may buy and sell options on futures contracts or on stock indices in addition to or as an alternative to purchasing or selling futures contracts or to earn additional income.

         The Portfolio may seek to increase its current return by writing covered call options and put options on securities it owns or in which it may invest. The Portfolio may also buy and sell put and call options on securities for hedging purposes. From time to time, the Portfolio may also buy and sell combinations of put and call options on the same underlying security to earn additional income.

         Temporary Investments. At times, the Sub-advisor may conclude that conditions in the securities markets make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Sub-advisor may temporarily use alternative strategies primarily designed to reduce fluctuations in the share price of the Portfolio, such as investing without limit in debt securities, preferred stocks, cash or money market instruments or any other securities the Sub-advisor considers consistent with such defensive strategies. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited.

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO:

     Investment Objective: The investment objective of the Portfolio is to seek capital growth and current income. This is a fundamental policy of the Portfolio.

Principal Investment Policies and Risks:

         The Sub-advisor intends to maintain approximately 60% of the Portfolio's assets in equity securities and the remainder in bonds and other fixed income securities. Both the Portfolio's equity and fixed income investments will fluctuate in value. The equity securities will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers. As a fund that invests both in equity and fixed income securities, the Portfolio's risk of loss and share price fluctuation will tend to be less than funds investing primarily in equity securities and more than funds investing primarily in fixed income securities.

         Equity Investments. With the equity portion of the Portfolio, the Sub-advisor utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the Sub-advisor ranks stocks, primarily the 1,500 largest publicly traded U.S. companies as measured by market capitalization. These rankings are determined by using a computer model that combines measures of a stock's value and measures of its growth potential. To measure value, the Sub-advisor uses ratios of stock price to book value and stock price to cash flow, among others. To measure growth, the manager uses, among others, the rate of growth in a company's earnings and changes in its earnings estimates.

         In the second step, the Sub-advisor uses a technique called portfolio optimization. In portfolio optimization, the Sub-advisor uses a computer to build a portfolio of stocks from the ranking described earlier that it thinks will provide the best balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 Index without taking on significant additional risk.

         Fixed Income Investments. The Sub-advisor intends to maintain approximately 40% of the Portfolio's assets in fixed income securities, approximately 80% of which will be invested in domestic fixed income securities and approximately 20% of which will be invested in foreign fixed income securities. This percentage will fluctuate and may be higher or lower depending on the mix the Sub-advisor believes will be most appropriate for achieving the Portfolio's objectives. A minimum of 25% of the Portfolio's assets will be invested in fixed income senior securities.

         The fixed income portion of the Portfolio is invested in a diversified portfolio of government securities, corporate fixed income securities, mortgage-backed and asset-backed securities, and similar securities. The Sub-advisor's strategy is to actively manage the Portfolio by investing the Portfolio's fixed income assets in sectors it believes are undervalued (relative to the other sectors) and which represent better relative long-term investment opportunities.

         The Sub-advisor will adjust the weighted average portfolio maturity in response to expected changes in interest rates. Under normal market conditions, the weighted average maturity of the fixed income portion of the Portfolio will range from 3 to 10 years. During periods of rising interest rates, the weighted average maturity may be reduced in order to reduce the effect of bond price declines on the Portfolio's net asset value. When interest rates are falling and bond prices are rising, the Portfolio may be moved toward the longer end of its maturity range.

         Debt securities that comprise the Portfolio's fixed income portfolio will primarily be investment grade obligations. However, the Portfolio may invest up to 10% of its fixed income assets in high-yield securities or "junk bonds." Regardless of rating levels, all debt securities considered for purchase by the Portfolio are analyzed by the Sub-advisor to determine, to the extent reasonably possible, that the planned investment is sound, given the investment objective of the Portfolio. For an additional discussion of lower-rated securities and their risks, see this Prospectus under "Certain Risk Factors and Investment Methods."

         In determining the allocation of assets among U.S. and foreign capital markets, the Sub-advisor considers the condition and growth potential of the various economies; the relative valuations of the markets; and social, political, and economic factors that may affect the markets. The Sub-advisor also considers the impact of foreign exchange rates in selecting securities denominated in foreign currencies.

         Foreign Securities. The Portfolio may invest up to 25% of its total assets in equity and debt securities of foreign issuers, including foreign governments and their agencies, when these securities meet its standards of selection. (As noted above, approximately 20% of the fixed income portion of the Portfolio normally will be invested in foreign securities.) These investments will be made primarily in issuers in developed markets. The Portfolio may make such investments either directly in foreign securities, or by purchasing depositary receipts for foreign securities. To protect against adverse movements in exchange rates between currencies, the Portfolio may, for hedging purposes only, enter into forward currency exchange contracts and buy put and call options relating to currency futures contracts.

Other Investments:

         Derivative Securities. The Portfolio may invest in derivative securities. Certain of these derivative securities may be described as "index/structured" securities, which are securities whose value or performance is linked to other equity securities (as in the case of depositary receipts), currencies, interest rates, securities indices or other financial indicators ("reference indices"). The Portfolio may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Portfolio. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Portfolio may not invest in oil and gas leases or futures.

         Short Sales "Against the Box." The Portfolio may make short sales "against the box." This technique involves selling a security that the Portfolio owns, or has the right to obtain without additional cost, for delivery at a specified date in the future. The Portfolio may make a short sale against the box to hedge against anticipated declines in the market price of a portfolio security. If the value of the security sold short increases instead, the Portfolio loses the opportunity to participate in the gain.

         For further information on these securities and investment practices, see this Prospectus under "Certain Risk Factors and Investment Methods."

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO:

Investment Objective: The investment objective of the Portfolio is to seek a high level of total return by investing primarily in a diversified portfolio of fixed income and equity securities. This is a fundamental policy of the Portfolio.

Principal Investment Policies and Risks:

         The Portfolio normally invests approximately 60% of its total assets in equity securities and 40% in fixed income securities. This mix may vary over shorter time periods; the equity portion may range between 50-70% and the fixed income portion between 30-50%.

         The Sub-advisor concentrates common stock investments in larger, more established companies, but the Portfolio may include small and medium-sized companies with good growth prospects. The Portfolio's exposure to smaller companies is not expected to be substantial, and will not constitute more than 30% of the equity portion of the Portfolio. Up to 35% of the equity portion may be invested in foreign (non-U.S. dollar denominated) equity securities. The fixed income portion of the Portfolio will be allocated among investment grade securities (50-100% of the fixed income portion); high yield or "junk" bonds (up to 30%); foreign (non-U.S. dollar denominated) high quality debt securities (up to 30%); and cash reserves (up to 20%).

         The precise mix of equity and fixed income investments will depend on the Sub-advisor's outlook for the markets. Shifts between stocks and bonds will normally be done gradually and the Sub-advisor will not attempt to precisely "time" the market. The Portfolio's investments in foreign equity and debt securities are intended to provide additional diversification, and the Sub-advisor will normally have at least three different countries represented in both the foreign equity and foreign debt portions of the Portfolio.

         Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, to secure gains or limit losses, or to re-deploy assets to more promising opportunities.

         As a fund that invests both in equity and fixed income securities, the Portfolio risk of loss and share price fluctuation (and potential for gain) will tend to be less than funds investing primarily in equity securities and more than funds investing primarily in fixed income securities. Of course, both equity and fixed income securities may decline in value.

         Equity securities may decline because the stock market as a whole declines, or because of reasons specific to the company, such as disappointing earnings or changes in its competitive environment. The Portfolio's level of risk will increase if a significant portion of the Portfolio is invested in securities of small-cap companies. Like other fixed income funds, the fixed income portion of the Portfolio is subject to changes in market interest rates and changes in the credit quality of specific issuers. Because of the
Portfolio's focus on fixed income securities with intermediate to long maturities, changes in market interest rates may cause substantial declines in the Portfolio's share price. The Portfolio's level of risk will increase if a significant portion of the Portfolio is invested in lower-rated high yield bonds or in foreign securities.

         Equity Securities. Investments in non-U.S. dollar denominated stocks may be made solely for capital appreciation or solely for income or any combination of both for the purpose of achieving a higher overall return. Stocks of companies in developing countries may be included. The equity portion of the Portfolio also may include convertible securities, preferred stocks and warrants.

         Investments in small companies involve both higher risk and greater potential for appreciation. These companies may have limited product lines, markets and financial resources, or they may be dependent on a small or inexperienced management group. In addition, their securities may trade less frequently and move more abruptly than securities of larger companies.

         Fixed Income Securities. Bond investments may include U.S. Treasury and agency issues, corporate debt securities (including non-investment grade "junk" bonds), mortgage-backed securities (including derivatives such as collateralized mortgage obligations and stripped mortgage-backed securities) and asset-backed securities. While the weighted average maturities of each component of the fixed income portion (i.e., investment grade, high yield, etc.) of the Portfolio will differ, the weighted average maturity of the fixed income portion as a whole (except for the cash reserves component) is expected to be in the range of 7 to 12 years. The cash reserves component will consist of liquid short-term investments of one year or less rated within the top two credit categories by at least one established rating organization or, if unrated, of equivalent investment quality as determined by the Sub-advisor.

Other Investments:

         The Portfolio may enter into stock index, interest rate or currency futures contracts (or options thereon) for hedging purposes or to provide an efficient means of adjusting the Portfolio's exposure to the equity markets. The Portfolio may write covered call options and purchase put and call options on foreign currencies, securities, and financial indices. The Portfolio may invest up to 10% of its total assets in hybrid instruments, which combine the characteristics of futures, options and securities. To the extent the Portfolio uses these investments, it will be exposed to additional volatility and potential losses. The Portfolio may enter into forward foreign currency exchange contracts in connection with its foreign investments.

         For an additional discussion of these other investments and their risks, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary Investments. As noted above, up to 20% of the fixed income portion of the Portfolio normally may consist of cash reserves. In addition, the Portfolio may maintain cash reserves without limitation for temporary defensive purposes. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective of a high level of total return may be limited. Cash reserves also provide flexibility in meeting redemptions and paying expenses.

AST T. ROWE PRICE INTERNATIONAL BOND PORTFOLIO:

Investment Objective: The investment objective of the Portfolio is to provide high current income and capital growth by investing in high-quality, non dollar-denominated government and corporate bonds outside the United States. This is a fundamental policy of the Portfolio.

Principal Investment Policies and Risks:

         To achieve its objectives, the Portfolio will invest at least 65% of its assets in high-quality, non-U.S. dollar denominated government and corporate bonds outside the United States. The Portfolio seeks to moderate price fluctuation by actively managing its maturity structure and currency exposure. The Sub-advisor bases its investment decisions on fundamental market factors, currency trends, and credit quality. The Portfolio generally invests in countries where the combination of fixed-income returns and currency exchange rates appears attractive, or, if the currency trend is unfavorable, where the Sub-advisor believes that the currency risk can be minimized through hedging.

         Although the Portfolio expects to maintain an intermediate-to-long weighted average maturity, there are no maturity restrictions on the overall portfolio or on individual securities. While the Portfolio may engage in foreign currency transactions such as forward foreign currency exchange contracts, the Portfolio normally does not hedge its foreign currency exposure back to the dollar. Nor will the Portfolio normally involve more than 50% of its total assets in hedging Portfolio holdings against other foreign currencies ("cross-hedging"). The Sub-advisor attempts to reduce currency risks through diversification among foreign securities and active management of maturities and currency exposures.

         The Portfolio may also invest up to 20% of its assets in below investment-grade, high-risk bonds ("junk bonds"), including bonds in default or those with the lowest rating. Defaulted bonds are acquired only if the Sub-advisor foresees the potential for significant capital appreciation. Up to 20% of the Portfolio's assets may be invested in foreign bonds denominated in U.S. dollars, such as Brady Bonds and other emerging market bonds.

         Like any fixed income fund, the value of the Portfolio will fluctuate in response to changes in market interest rates and the credit quality of particular companies. International fixed income investing, however, involves additional risks that can increase the potential for losses. These additional risks include varying stages of economic and political development of foreign countries, differing regulatory and accounting standards in non-U.S. markets, and higher transactions cost. Because the Portfolio's investments are primarily denominated in foreign currencies, exchange rates are also likely to have a significant impact on total Portfolio performance. For example, a rise in the U.S. dollar's value relative to the Japanese yen will decrease the U.S. dollar value of a Japanese bond held in the Portfolio, even though the price of that bond in yen remains unchanged. Therefore, because of these currency risks and the risks of investing in foreign securities generally, the Portfolio will involve a greater degree of risk and share price fluctuation than a fund investing primarily in domestic fixed income securities. In addition, the
Portfolio's focus on longer maturity bonds will tend to cause greater fluctuations in value when interest rates change.

         Types of Debt Securities. The Portfolio's investments in debt securities may include securities issued or guaranteed by foreign governments, their agencies, instrumentalities or political subdivisions, securities issued or guaranteed by supranational organizations (e.g., European Investment Bank, InterAmerican Development Bank or the World Bank), bank or bank holding company securities, and convertible debt securities.

         The Portfolio may invest in zero coupon securities, which are securities that are purchased at a discount from their face value, but that do not make cash interest payments. Zero coupon securities are subject to greater fluctuation in market value as a result of changing interest rates than debt obligations that make current cash interest payments.

         The Portfolio may invest in Brady Bonds, which are used to as a means of restructuring the external debt burden of certain emerging countries. Even if the bonds are collateralized, they are often considered speculative investments because of the country's credit history or other factors. The Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the Trust's expenses, shareholders will also indirectly bear similar expenses of such trusts.

         Nondiversified Investment Company. The Portfolio intends to select its investments from a number of country and market sectors, and intends to have investments in securities of issuers from a minimum of three different countries. However, the Portfolio is considered a "nondiversified" investment company for purposes of the Investment Company Act of 1940. As such, the Portfolio may invest more than 5% of its assets in the fixed-income securities of individual foreign governments. The Portfolio generally will not invest more than 5% of its assets in any individual corporate issuer, except with respect to certain short-term investments. As a nondiversified fund, a price decline in any one of the Portfolio's holdings may have a greater effect on the Portfolio's value than on the value of a fund that is more broadly diversified.

Other Investments:

         The Portfolio may buy and sell futures contracts (and related options) for a number of reasons including: to manage exposure to changes in interest rates, securities prices and currency exchange rates; as an efficient means of adjusting overall exposure to certain markets; to earn income; to protect the value of portfolio securities; and to adjust the portfolio's duration. The Portfolio may purchase or write call and put options on securities, financial indices, and foreign currencies. The Portfolio may invest up to 10% of its total assets in hybrid instruments, which combine the characteristics of futures, options and securities.

         Additional information on the securities in which the Portfolio may invest and their risks in included below under "Certain Risk Factors and Investment Methods."

         Temporary Investments. To protect against adverse movements of interest rates, the Portfolio may invest without limit in short-term obligations denominated in U.S. and foreign currencies such as certain bank obligations, commercial paper, short-term government and corporate obligations, and repurchase agreements. Cash reserves also provide flexibility in meeting redemptions and paying expenses. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective of high current income and capital growth may be limited.

AST FEDERATED HIGH YIELD PORTFOLIO:

Investment Objective: The investment objective of the Portfolio is to seek high current income by investing primarily in a diversified portfolio of fixed income securities. The fixed income securities in which the Fund intends to invest are lower-rated corporate debt obligations. This is a fundamental policy of the Portfolio.

Principal Investment Policies and Risks:

         The Portfolio will invest at least 65% of its assets in lower-rated corporate fixed income securities ("junk bonds"). These fixed income securities may include preferred stocks, convertible securities, bonds, debentures, notes, equipment lease certificates and equipment trust certificates. The securities in which the Portfolio invests usually will be rated below the three highest rating categories of a nationally recognized rating organization (AAA, AA, or A for Standard & Poor's Corporation ("Standard & Poor's") and Aaa, Aa or A for Moody's Investors Service, Inc. ("Moody's")) or, if unrated, are of comparable quality. There is no lower limit on the rating of securities in which the Portfolio may invest. The Portfolio may purchase or hold securities rated in the lowest rating category or securities in default.

         A fund that invests primarily in lower-rated fixed income securities will be subject to greater risk and share price fluctuation than a typical fixed income fund, and may be subject to an amount of risk that is comparable to or greater than many equity funds. Lower-rated securities will usually offer higher yields than higher-rated securities, but with more risk of loss of principal and interest. This is because of the reduced creditworthiness of the securities and the increased risk of default. Like equity securities, lower-rated fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated fixed income securities, which tend to react primarily to fluctuations in market interest rates.

         An economic downturn may adversely affect the value of some lower-rated bonds. Such a downturn may especially affect highly leveraged companies or companies in industries sensitive to market cycles, where deterioration in a company's cash flow may impair its ability to meet its obligations under the bonds. From time to time, issuers of lower-rated bonds may seek or may be required to restructure the terms and conditions of the securities they have issued. As a result of these restructurings, the value of the securities may fall, and the Portfolio may bear legal or administrative expenses in order to maximize recovery from an issuer.

         The secondary trading market for lower-rated bonds is generally less liquid than the secondary trading market for higher-rated bonds. Adverse publicity and the perception of investors relating to these securities and their issuers, whether or not warranted, may also affect the price or liquidity of lower-rated bonds. For an additional discussion of the risks involved in lower-rated securities, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Methods by which the Sub-advisor attempts to reduce the risks involved in lower-rated securities include:

                  Credit Research. The Sub-advisor will perform its own credit analysis in addition to using rating organizations and other sources, and may have discussions with the issuer's management or other investment analysts regarding issuers. The Sub-advisor's credit analysis will consider the issuer's financial soundness, its responsiveness to changing business and market conditions, and its anticipated cash flow and earnings. In evaluating an issuer, the Sub-advisor places special emphasis on the estimated current value of the issuer's assets rather than their historical cost.

     Diversification. The Sub-advisor invests in securities of many different issuers, industries, and economic sectors to reduce portfolio risk.

     Economic Analysis. The Sub-advisor will analyze current developments and trends in the economy and in the financial markets.

Other Investments:

         Under normal circumstances, the Portfolio will not invest more than 10% of its total assets in equity securities. The Portfolio may own zero coupon bonds or pay-in-kind securities, which are fixed income securities that do not make regular cash interest payments. The prices of these securities are generally more sensitive to changes in market interest rates than are conventional bonds. Additionally, interest on zero coupon bonds and pay-in-kind securities must be reported as taxable income to the Portfolio even though it receives no cash interest until the maturity of such securities.

         The Portfolio may invest in securities issued by real estate investment trusts, which are companies that hold real estate or mortgage investments. Usually, real estate investment trusts are not diversified, and, therefore, are subject to the risks of a single project or a small number of projects. They also may be heavily dependent on cash flows from the property they own, may bear the risk of defaults on mortgages, and may be affected by changes in the value of the underlying property.

         Temporary Investments. The Portfolio may also invest all or a part of its assets temporarily in cash or cash items for defensive purposes during times of unusual market conditions or to maintain liquidity. Cash items may include certificates of deposit and other bank obligations; commercial paper (generally lower-rated); short-term notes; obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; and repurchase agreements. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective of high current income will be limited.

AST PIMCO TOTAL RETURN BOND PORTFOLIO:

     Investment Objective: The investment objective of the Portfolio is to seek to maximize total return, consistent with preservation of capital and prudent investment management.

Principal Investment Policies and Risks:

         The Portfolio will invest at least 65% of its assets in the following types of fixed income securities;

o securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

o corporate debt securities, including convertible securities and commercial paper;

o    mortgage and other asset-backed securities;

o structured notes, including hybrid or "indexed" securities, and loan participations;

o    delayed funding loans and revolving credit securities;

o    bank certificates of deposit, fixed time deposits and bankers' acceptances;

o    repurchase agreements and reverse repurchase agreements;

o obligations of foreign governments or their subdivisions, agencies and instrumentalities; and

o    obligations of international agencies or supranational entities.

Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, interest rate or maturity) that the Sub-advisor believes to be relatively undervalued. In selecting fixed income securities, the Sub-advisor uses economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other securities selection techniques. The proportion of the Portfolio's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the Sub-advisor's outlook for the U.S. and foreign economies, the financial markets, and other factors. The management of duration (a measure of a fixed income security's expected life that incorporates its yield, coupon interest payments, final maturity and call features into one measure) is one of the fundamental tools used by the Sub-advisor.

         The Portfolio will invest in fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a three- to six-year time frame based on the Sub-advisor's forecast for interest rates. The Portfolio may invest up to 10% of its assets in fixed income securities that are rated below investment grade ("junk bonds") but are rated B or higher by Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") (or, if unrated, determined by the Sub-advisor to be of comparable quality).

         Generally, over the long term, the return obtained by a portfolio investing primarily in fixed income securities such as the Portfolio is not expected to be as great as that obtained by a portfolio investing in equity securities. At the same time, the risk and price fluctuation of a fixed income fund is expected to be less than that of an equity portfolio, so that a fixed income portfolio is generally considered to be a more conservative investment. However, the Portfolio can and routinely does invest in certain complex fixed income securities (including various types of mortgage-backed and asset-backed securities) and engage in a number of investment practices (including futures, swaps and dollar rolls) as described below, that many other fixed income funds do not utilize. These investments and practices are designed to increase the Portfolio's return or hedge its investments, but may increase the risk to which the Portfolio is subject.

         Like other fixed income funds, the Portfolio is subject to market risk. Bond values fluctuate based on changes in interest rates, market conditions, investor confidence and announcements of economic, political or financial information. Generally, the value of fixed income securities will change inversely with changes in market interest rates. As interest rates rise, market value tends to decrease. This risk will be greater for long-term securities than for short-term securities. Certain mortgage-backed and asset-backed securities and derivative instruments in which the Portfolio may invest may be particularly sensitive to changes in interest rates. The Portfolio is also subject to credit risk, which is the possibility that an issuer of a security (or a counterparty to a derivative contract) will default or become unable to meet its obligation. Generally, the lower the rating of a security, the higher its degree of credit risk.

         The following paragraphs describe some specific types of fixed-income investments that the Portfolio may invest in, and some of the investment practices that the Portfolio will engage in. More information about some of these investments, including futures, options and mortgage-backed and asset-backed securities, is included below under "Certain Risk Factors and Investment Methods."

         U.S. Government Securities. The Portfolio may invest in various types of U.S. Government securities, including those that are supported by the full faith and credit of the United States; those that are supported by the right of the issuing agency to borrow from the U.S. Treasury; those that are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others that are supported only by the credit of the instrumentality.

         Corporate Debt Securities. Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including convertible securities and preferred stock. Debt securities may be acquired with warrants attached. The rate of return or return of principal on some debt obligations may be linked or indexed to exchange rates between the U.S. dollar and a foreign currency or currencies.

         While the Sub-advisor may regard some countries or companies as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply or legal or technical restrictions. In such cases, the Portfolio may consider equity securities or convertible bonds to gain exposure to such investments.

         Variable and Floating Rate Securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The interest rates on these securities are tied to other interest rates, such as money-market indices or Treasury bill rates, and reset periodically. While these securities provide the Portfolio with a certain degree of protection against losses caused by rising interest rates, they will cause the Portfolio's interest income to decline if market interest rates decline.

         Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is fixed at issuance, and is generally lower than the interest rate on typical bonds. Over the life of the bond, however, this interest will be paid based on a principal value that has been adjusted for inflation. Repayment of the adjusted principal upon maturity may be guaranteed, but the market value of the bonds is not guaranteed, and will fluctuate. The Portfolio may invest in inflation-indexed bonds that do not provide a repayment guarantee. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to losses.

         Catastrophe Bonds. Catastrophe bonds are fixed income securities for which the return of principal and payment of interest is contingent upon the non-occurrence of a specific "trigger" event. The trigger event may be, for example, a hurricane or an earthquake in a specific geographic region that causes losses exceeding a specific amount. If the trigger event occurs, the Portfolio may lose all or a portion of the amount it invested in the bond.
Catastrophe bonds may also expose the Portfolio to certain other risks, including default, adverse regulatory interpretation, and adverse tax consequences.

         Mortgage-Related and Other Asset-Backed Securities. The Portfolio may invest all of its assets in mortgage-backed and other asset-backed securities, including collateralized mortgage obligations. The value of some mortgage-backed and asset-backed securities in which the Portfolio invests may be particularly sensitive to changes in market interest rates.

         Reverse Repurchase Agreements and Dollar Rolls. In addition to entering into reverse repurchase agreements (as described below under "Certain Risk
Factors and Investment Methods"), the Portfolio may also enter into dollar rolls. In a dollar roll, the Portfolio sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The Portfolio forgoes principal and interest paid on the securities sold in a dollar roll, but the Portfolio is compensated by the difference between the sales price and the lower price for the future purchase, as well as by any interest earned on the proceeds of the securities sold. The Portfolio also could be compensated through the receipt of fee income. Reverse repurchase agreements and dollar rolls can be viewed as collateralized borrowings and, like other borrowings, will tend to exaggerate fluctuations in Portfolio's share price and may cause the Portfolio to need to sell portfolio securities at times when it would otherwise not wish to do so.

         Foreign Securities. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 10% of its assets in securities of issuers based in developing countries (as determined by the Sub-advisor). The Portfolio may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures contracts, and enter into forward foreign currency exchange contracts for the purpose of hedging currency exchange risks arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies.

         Derivative Instruments. The Portfolio may purchase and write call and put options on securities, securities indices and on foreign currencies. The Portfolio may invest in interest rate futures contracts, stock index futures contracts and foreign currency futures contracts and options thereon that are traded on U.S. or foreign exchanges or boards of trade. The Portfolio may also enter into swap agreements with respect to foreign currencies, interest rates and securities indices. The Portfolio may use these techniques to hedge against changes in interest rates, currency exchange rates or securities prices or as part of its overall investment strategy.

         For a discussion of futures and options and their risks, see this Prospectus under "Certain Risk Factors and Investment Methods." The Portfolio's investments in swap agreements are described directly below.

         Swap Agreements. The Portfolio may enter into interest rate, index and currency exchange rate swap agreements for the purposes of attempting to obtain a desired return at a lower cost than if the Portfolio had invested directly in an instrument that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount," i.e., a specified dollar amount that is hypothetically invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or "cap"; interest floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         Under most swap agreements entered into by the Portfolio, the parties' obligations are determined on a "net basis." Consequently, the Portfolio's obligations (or rights) under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party.

         Whether the Portfolio's use of swap agreements will be successful will depend on the sub-advisor's ability to predict that certain types of investments are likely to produce greater returns than other investments. Moreover, the Portfolio may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The swaps market is relatively new and is largely unregulated.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO:

     Investment Objective: The investment objective of the Portfolio is to seek to maximize total return, consistent with preservation of capital and prudent investment management. This is a fundamental policy of the Portfolio.

Principal Investment Policies and Risks:

         The Portfolio will invest at least 65% of its assets in the following types of fixed income securities;

o securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

o corporate debt securities, including convertible securities and commercial paper;

o    mortgage and other asset-backed securities;

o structured notes, including hybrid or "indexed" securities, and loan participations;

o    delayed funding loans and revolving credit securities;

o    bank certificates of deposit, fixed time deposits and bankers' acceptances;

o    repurchase agreements and reverse repurchase agreements;

o obligations of foreign governments or their subdivisions, agencies and instrumentalities; and

o    obligations of international agencies or supranational entities.

         Portfolio  holdings  will be  concentrated  in areas of the bond market
(based on quality, sector, interest rate or maturity) that the Sub-advisor believes to be relatively undervalued. In selecting fixed income securities, the Sub-advisor uses economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other securities selection techniques. The proportion of the Portfolio's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the Sub-advisor's outlook for the U.S. and foreign economies, the financial markets, and other factors. The management of duration (a measure of a fixed income security's expected life that incorporates its yield, coupon interest payments, final maturity and call features into one measure) is one of the fundamental tools used by the Sub-advisor.

         The Portfolio will invest in fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a one- to three-year time frame based on the Sub-advisor's forecast for interest rates. The Portfolio may invest up to 10% of its assets in fixed income securities that are rated below investment grade ("junk bonds") but are rated B or higher by Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") (or, if unrated, determined by the Sub-advisor to be of comparable quality).

         Generally, over the long term, the return obtained by a portfolio investing primarily in fixed income securities such as the Portfolio is not expected to be as great as that obtained by a portfolio investing in equity securities. At the same time, the risk and price fluctuation of a fixed income fund is expected to be less than that of an equity portfolio, so that a fixed income portfolio is generally considered to be a more conservative investment. However, the Portfolio can and routinely does invest in certain complex fixed income securities (including various types of mortgage-backed and asset-backed securities) and engage in a number of investment practices (including futures, swaps and dollar rolls) as described below, that many other fixed income funds do not utilize. These investments and practices are designed to increase the Portfolio's return or hedge its investments, but may increase the risk to which the Portfolio is subject.

         Like other fixed income funds, the Portfolio is subject to market risk. Bond values fluctuate based on changes in interest rates, market conditions, investor confidence and announcements of economic, political or financial information. Generally, the value of fixed income securities will change inversely with changes in market interest rates. As interest rates rise, market value tends to decrease. This risk will be greater for long-term securities than for short-term securities. Therefore, the Portfolio's share price is expected to fluctuate less than the AST PIMCO Total Return Bond Portfolio, because its average duration will be shorter. Certain mortgage-backed and asset-backed securities and derivative instruments in which the Portfolio may invest may be particularly sensitive to changes in interest rates. The Portfolio is also subject to credit risk, which is the possibility that an issuer of a security (or a counterparty to a derivative contract) will default or become unable to meet its obligation. Generally, the lower the rating of a security, the higher its degree of credit risk.

         The following paragraphs describe some specific types of fixed-income investments that the Portfolio may invest in, and some of the investment practices that the Portfolio will engage in. More information about some of these investments, including futures, options and mortgage-backed and asset-backed securities, is included below under "Certain Risk Factors and Investment Methods."

         U.S. Government Securities. The Portfolio may invest in various types of U.S. Government securities, including those that are supported by the full faith and credit of the United States; those that are supported by the right of the issuing agency to borrow from the U.S. Treasury; those that are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others that are supported only by the credit of the instrumentality.

         Corporate Debt Securities. Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including convertible securities and preferred stock. Debt securities may be acquired with warrants attached. The rate of return or return of principal on some debt obligations may be linked or indexed to exchange rates between the U.S. dollar and a foreign currency or currencies.

         While the Sub-advisor may regard some countries or companies as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply or legal or technical restrictions. In such cases, the Portfolio may consider equity securities or convertible bonds to gain exposure to such investments.

         Variable and Floating Rate Securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The interest rates on these securities are tied to other interest rates, such as money-market indices or Treasury bill rates, and reset periodically. While these securities provide the Portfolio with a certain degree of protection against losses caused by rising interest rates, they will cause the Portfolio's interest income to decline if market interest rates decline.

         Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is fixed at issuance, and is generally lower than the interest rate on typical bonds. Over the life of the bond, however, this interest will be paid based on a principal value that has been adjusted for inflation. Repayment of the adjusted principal upon maturity may be guaranteed, but the market value of the bonds is not guaranteed, and will fluctuate. The Portfolio may invest in inflation-indexed bonds that do not provide a repayment guarantee. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to losses.

         Catastrophe Bonds. Catastrophe bonds are fixed income securities for which the return of principal and payment of interest is contingent upon the non-occurrence of a specific "trigger" event. The trigger event may be, for example, a hurricane or an earthquake in a specific geographic region that causes losses exceeding a specific amount. If the trigger event occurs, the Portfolio may lose all or a portion of the amount it invested in the bond.
Catastrophe bonds may also expose the Portfolio to certain other risks, including default, adverse regulatory interpretation, and adverse tax consequences.

         Mortgage-Related and Other Asset-Backed Securities. The Portfolio may invest all of its assets in mortgage-backed and other asset-backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities. The value of some mortgage-backed and asset-backed securities in which the Portfolio invests may be particularly sensitive to changes in market interest rates.

         Reverse Repurchase Agreements and Dollar Rolls. In addition to entering into reverse repurchase agreements (as described below under "Certain Risk
Factors and Investment Methods"), the Portfolio may also enter into dollar rolls. In a dollar roll, the Portfolio sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The Portfolio forgoes principal and interest paid on the securities sold in a dollar roll, but the Portfolio is compensated by the difference between the sales price and the lower price for the future purchase, as well as by any interest earned on the proceeds of the securities sold. The Portfolio also could be compensated through the receipt of fee income. Reverse repurchase agreements and dollar rolls can be viewed as collateralized borrowings and, like other borrowings, will tend to exaggerate fluctuations in Portfolio's share price and may cause the Portfolio to need to sell portfolio securities at times when it would otherwise not wish to do so.

         Foreign Securities. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures contracts, and enter into forward foreign currency exchange contracts for the purpose of hedging currency exchange risks arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies.

         Derivative Instruments. The Portfolio may purchase and write call and put options on securities, securities indices and on foreign currencies. The Portfolio may invest in interest rate futures contracts, stock index futures contracts and foreign currency futures contracts and options thereon that are traded on U.S. or foreign exchanges or boards of trade. The Portfolio may also enter into swap agreements with respect to foreign currencies, interest rates and securities indices. The Portfolio may use these techniques to hedge against changes in interest rates, currency exchange rates or securities prices or as part of its overall investment strategy.

         For a discussion of futures and options and their risks, see this Prospectus under "Certain Risk Factors and Investment Methods." The Portfolio's investments in swap agreements are described directly below.

         Swap Agreements. The Portfolio may enter into interest rate, index and currency exchange rate swap agreements for the purposes of attempting to obtain a desired return at a lower cost than if the Portfolio had invested directly in an instrument that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount," i.e., a specified dollar amount that is hypothetically invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or "cap"; interest floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         Under most swap agreements entered into by the Portfolio, the parties' obligations are determined on a "net basis." Consequently, the Portfolio's obligations (or rights) under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party.

         Whether the Portfolio's use of swap agreements will be successful will depend on the sub-advisor's ability to predict that certain types of investments are likely to produce greater returns than other investments. Moreover, the Portfolio may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The swaps market is relatively new and is largely unregulated.

AST MONEY MARKET PORTFOLIO:

     Investment Objective: The investment objective of the Fund is to seek high current income and maintain high levels of liquidity. This is a fundamental policy of the Portfolio.

Principal Investment Policies and Risks:

         As a money market fund, the Portfolio seeks to maintain a stable net asset value of $1.00 per share. In other words, the Portfolio attempts to operate so that shareholders do not lose any of the principal amount they invest in the Portfolio. Of course, there can be no assurance that the Portfolio will achieve its goal of a stable net asset value, and shares of the Portfolio are neither insured nor guaranteed by the U.S. government or any other entity. For instance, the issuer or guarantor of a portfolio security or the other party to a contract could default on its obligation, and this could cause the Portfolio's net asset value to fall below $1. In addition, the income earned by the Portfolio will fluctuate based on market conditions and other factors.

         Under the regulatory requirements applicable to money market funds, the Portfolio must maintain a weighted average portfolio maturity of not more than 90 days and invest in high quality U.S. dollar-denominated securities that have effective maturities of not more than 397 days. In addition, the Portfolio will limit its investments to those securities that, in accordance with guidelines adopted by the Trustees of the Trust, present minimal credit risks. The Portfolio will not purchase any security (other than a United States Government security) unless:

o if rated by only one nationally recognized statistical rating organization (such as Moody's and Standard & Poor's), such organization has rated it with the highest rating assigned to short-term debt securities;
o if rated by more than one nationally recognized statistical rating organization, at least two rating organizations have rated it with the highest rating assigned to short-term debt securities; or
o it is not rated, but is determined to be of comparable quality in accordance with procedures noted above.

These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment, subject in certain circumstances to a finding by the Directors that disposing of the investment would not be in the Portfolio's best interest.

         Subject to the above requirements, the Portfolio will invest in one or more of the types of investments described below.

         United States Government Obligations. The Portfolio may invest in obligations of the U.S. Government and its agencies and instrumentalities either directly or through repurchase agreements. U.S. Government obligations include:
(i) direct obligations issued by the United States Treasury such as Treasury bills, notes and bonds; and (ii) instruments issued or guaranteed by government-sponsored agencies acting under authority of Congress. Some U.S. Government Obligations are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the agency. There is no assurance that the U.S. Government will provide financial support to one of its agencies if it is not obligated to do so by law.

         Bank Obligations. The Portfolio may invest in high quality United States dollar-denominated negotiable certificates of deposit, time deposits and bankers' acceptances of U.S. and foreign banks, savings and loan associations and savings banks meeting certain total asset minimums. The Portfolio may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank). These obligations may be supported by commitments of their member countries, and there is no assurance these commitments will be undertaken or met.

         Commercial Paper; Bonds. The Portfolio may invest in high quality commercial paper and corporate bonds issued by United States corporations. The Portfolio may also invest in bonds and commercial paper of foreign issuers if the obligation is U.S. dollar-denominated and is not subject to foreign withholding tax.

     Asset-Backed   Securities.   As  may  be  permitted  by  current  laws  and
regulations, the Portfolio may invest in asset-backed securities up to 10% of its net assets.

         Synthetic Instruments. As may be permitted by current laws and regulations and if expressly permitted by the Directors of the Company, the Portfolio may invest in certain synthetic instruments. Such instruments generally involve the deposit of asset-backed securities in a trust arrangement and the issuance of certificates evidencing interests in the trust. The Sub-advisor will review the structure of synthetic instruments to identify credit and liquidity risks and will monitor such risks.

     Foreign Securities. Foreign investments must be denominated in U.S. dollars and may be made directly in securities of foreign issuers or in the form of American Depositary Receipts and European Depositary Receipts.

         For more information on certain of these investments, see this Prospectus under "Certain Risk Factors and Investment Methods."

PORTFOLIO TURNOVER:

         Each Portfolio may sell its portfolio securities, regardless of the length of time that they have been held, if the Sub-advisor and/or the Investment Manager determines that it would be in the Portfolio's best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Sub-advisor's or Investment Manager's control. Such transactions will increase a Fund's "portfolio turnover." A 100% portfolio turnover rate would occur if all of the securities in a portfolio of investments were replaced during a given period.

         Although turnover rates may vary substantially from year to year, it is anticipated that the following Portfolios may have annual rates of turnover exceeding 100%.

         AST Founders Passport Portfolio AST Putnam International Equity Portfolio AST Janus Overseas Growth Portfolio AST American Century International Growth Portfolio AST Janus Small-Cap Growth Portfolio AST Kemper Small-Cap Growth Portfolio AST Neuberger Berman Mid-Cap Growth Portfolio AST Neuberger Berman Mid-Cap Value Portfolio AST JanCap Growth Portfolio AST Cohen & Steers Realty Portfolio AST Putnam Balanced Portfolio AST American Century Strategic Balanced Portfolio AST T. Rowe Price International Bond Portfolio AST PIMCO Total Return Bond Portfolio AST PIMCO Limited Maturity Bond Portfolio

         A high rate of portfolio turnover involves correspondingly higher brokerage commission expenses and other transaction costs, which are borne by a Portfolio and will reduce its performance.

NET ASSET VALUE:

         The net asset value per share ("NAV") of each Portfolio is determined as of the close of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. NAV is determined by dividing the value of a Portfolio's total assets, less any liabilities, by the number of total shares of that Portfolio outstanding. In general, the assets of each Portfolio (except the AST Money Market Portfolio) are valued on the basis of market quotations. However, in certain circumstances where market quotations are not readily available or are believed to be inaccurate, assets are valued by methods that are believed to accurately reflect their fair value. The assets of the AST Money Market Portfolio are valued by the amortized cost method, which is intended to approximate market value. Because NAV is calculated and purchases may be made only on business days, and because securities traded on foreign exchanges may trade on other days, the value of a Portfolio's investments may change on days when shares cannot be purchased or redeemed.

PURCHASE AND REDEMPTION OF SHARES:

         Purchases of shares of the Portfolios may be made only by separate accounts of Participating Insurance Companies for the purpose of investing assets attributable to variable annuity contracts and variable life insurance policies ("contractholders"), or by qualified plans. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Trust based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day under the variable annuity contracts and variable life insurance policies. Orders are effected on days on which the NYSE is open for trading. Orders received before 4:00 P.M. Eastern time are effected at the NAV determined as of 4:00 P.M. Eastern Time on that same day. Orders received after 4:00 P.M. Eastern Time are effected at the NAV calculated the next business day. Payment for redemptions will be made within seven days after the request is received. The Trust does not assess any fees, either when it sells or when it redeems its securities. However, surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the variable annuity contracts or variable life insurance policies. Please refer to the prospectuses for the variable annuity contracts and variable insurance policies for further information on these fees.

         As of the date of this Prospectus, American Skandia Life Assurance Corporation ("ASLAC") and Kemper Investors Life Insurance Company are the only Participating Insurance Companies. The profit sharing plan covering employees of ASLAC and its affiliates, which is a retirement plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended, also may directly own shares of the Trust. Certain conflicts of interest may arise as a result of investment in the Trust by various insurance companies for the benefit of their contractholders and by various qualified plans. These conflicts could arise because of differences in the tax treatment of the various investors, because of actions of the Participating Insurance Companies and/or the qualified plans, or other reasons. The Trust does not currently expect that any material conflicts of interest will arise. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. Should any conflict arise that would require a substantial amount of assets to be withdrawn from the Trust, orderly portfolio management could be disrupted.

MANAGEMENT OF THE TRUST:

Investment Manager: American Skandia Investment Services, Incorporated ("ASISI"), One Corporate Drive, Shelton, Connecticut, acts as Investment Manager to the Trust. ASISI has served as Investment Manager since 1992, and currently serves as Investment Manager to a total of 44 investment company portfolios (including the Portfolios of the Trust). ASISI is an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd. ("Skandia"). Skandia is a Swedish company that owns, directly or indirectly, a number of insurance companies in many countries. The predecessor to Skandia commenced operations in 1855.

         The Trust's Investment Management Agreements with ASISI (the "Management Agreements") provide that ASISI will furnish each applicable Portfolio with investment advice and administrative services subject to the supervision of the Board of Trustees and in conformity with the stated policies of the applicable Portfolio. The Investment Manager has engaged Sub-advisors to conduct the investment programs of each Portfolio, including the purchase, retention and sale of portfolio securities. The Investment Manager is responsible for monitoring the activities of the Sub-advisors and reporting on such activities to the Trustees. The Investment Manager must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent and shareholder servicing services that are deemed advisable by the Trustees.

Sub-advisors:

         Founders Asset Management LLC ("Founders"), Founders Financial Center, 2930 East Third Avenue, Denver, Colorado 80206, serves as Sub-advisor for the AST Founders Passport Portfolio. Founders and its predecessor companies have acted as investment advisors since 1938, and serves as investment advisor to a number of other investment companies and private accounts. Founders managed assets aggregating approximately $7.6 billion as of December 31, 1998.

         Michael W. Gerding, a Vice President of Investments of Founders, has been responsible for management of the AST Founders Passport Portfolio since Founders became the Portfolio's Sub-advisor in October 1996. Mr. Gerding is a chartered financial analyst who has been part of Founders' investment department since 1990.

     Rowe Price-Fleming International, Inc. ("Price-Fleming"), 100 East Pratt Street, Baltimore, Maryland 21202, serves as Sub-advisor for the AST T. Rowe Price International Equity Portfolio and the AST T. Rowe Price International Bond Portfolio. Price-Fleming was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited. Price-Fleming is one of the world's largest international mutual fund asset managers with approximately $[insert] billion under management as of December 31, 1998 in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires. Each Portfolio has an investment advisory group that has day-to-day responsibility for managing the Portfolio and developing and executing the Portfolio's investment program.

     The advisory group for the AST T. Rowe Price International Equity Portfolio consists of Martin G. Wade, Mark C.J. Bickford-Smith, Robert W. Smith, John R. Ford, James B.M. Seddon, and David J.L. Warren. Martin Wade joined Price-Fleming in 1979 and has 27 years of experience with Fleming Group (Fleming Group includes Robert Fleming Holdings Ltd. and/or Jardine Fleming International Holdings Ltd.) in research, client service and investment management. Mark C.J. Bickford-Smith joined Price-Fleming in 1995 has 14 years experience with the Fleming Group in research and financial analysis. Robert W. Smith joined Price-Fleming in 1996, and had been with T. Rowe Price since 1992. He has 12 years experience in financial analysis. John R. Ford joined Price-Fleming in 1982 and has 17 years of experience with Fleming Group in research and portfolio management. James B.M. Seddon joined Price-Fleming in 1987 and has 12 years of experience in investment management. David J.L. Warren joined Price-Fleming in 1984 and has 17 years experience in equity research, fixed income research and portfolio management.

         The advisory group for the AST T. Rowe Price International Bond Portfolio consists of Peter Askew, Christopher Rothery and Michael Conelius. Peter Askew joined Price-Fleming in 1988 and has 22 years of experience managing multi-currency fixed-income portfolios. Christopher Rothery joined Price-Fleming in 1994 and has 9 years of experience managing multi-currency fixed-income portfolios. Prior to joining Price-Fleming, he worked with Fleming International Fixed Income Management Limited. Michael Conelius joined Price-Fleming in 1995. Prior to that, he had been with T. Rowe Price since 1988.

         Putnam Investment Management, Inc. ("Putnam Management"), One Post Office Square, Boston, Massachusetts 02109, serves as Sub-advisor for the AST Putnam International Equity Portfolio, the AST Putnam Value Growth & Income Portfolio, and the AST Putnam Balanced Portfolio. Putnam Management is one of America's oldest and largest money management firms, managing mutual funds since 1937. As of December 31, 1998, Putnam Management and its affiliates managed nearly $[insert] billion in assets.

     Justin Scott, Managing Director of Putnam Management, and Omid Kamshad, Senior Vice President of Putnam Management, have had primary responsibility for the day-to-day management of the AST Putnam International Equity Portfolio since Putnam Management became the Portfolio's Sub-advisor in October, 1996. Mr. Scott has been employed as an investment professional by Putnam Management since 1988. Mr. Kamshad has been employed as an investment professional by Putnam Management since January, 1996. Prior to January, 1996, Mr. Kamshad was Director of Investments at Lombard Odier International. Prior to April, 1995, he was Director at Baring Asset Management Company.

         Anthony I. Kreisel, Managing Director of Putnam Management, has had primary responsibility for the day-to-day management of the AST Putnam Value Growth & Income Portfolio since the Portfolio's inception in December, 1996. Mr. Kreisel has been employed as an investment professional by Putnam Management since 1986.

         Putnam Management's Global Asset Allocation Committee has primary responsibility for the day-to-day management of the AST Putnam Balanced Portfolio. No person is primarily responsible for making recommendations to the Committee in respect of the Portfolio.

         Janus Capital Corporation ("Janus"), 100 Fillmore Street, Denver, Colorado 80206-4923, serves as Sub-advisor for the AST Janus Overseas Growth Portfolio, the AST Janus Small-Cap Growth Portfolio and the AST JanCap Growth Portfolio. Janus serves as investment advisor to the Janus Funds, as well as advisor or sub-advisor to several other mutual funds and individual, corporate, charitable and retirement accounts. As of December 31, 1998, Janus managed assets worth over $[insert] billion.

     The portfolio manager responsible for management of the AST Janus Overseas Growth Portfolio is Helen Young Hayes, Vice President of Janus. Ms. Hayes joined Janus in 1987.

         The AST Janus Small-Cap Growth Portfolio is managed by a management team consisting of James P. Craig, William Bales and Jonathan Coleman. The management team has managed the Portfolio since Janus became the Portfolio's sub-advisor in January 1999. James P. Craig, III is Chief Investment Officer of Janus Capital. He joined Janus in May 1983. William H. Bales has been a research analyst with Janus since 1993, focusing primarily on the transportation, consumer products and restaurant industries. He joined Janus in September 1991. Jonathan D. Coleman has been a research analyst with Janus since July 1994, focusing primarily on the railroad, computer, healthcare and financial services industries. Prior to joining Janus, Mr. Coleman was a Fulbright Fellow from August 1993 until June 1994.

     The portfolio manager responsible for management of the AST JanCap Growth Portfolio is Scott W. Schoelzel. Mr. Schoelzel, a Senior Portfolio Manager at Janus who has managed the Portfolio since August, 1997, joined Janus in January, 1994 as Vice President of Investments.

         American Century Investment Management, Inc. ("American Century") (formerly, Investors Research Corporation), American Century Tower, 4500 Main Street, Kansas City, Missouri 64111, serves as Sub-advisor for the AST American Century International Growth Portfolio and the AST American Century Strategic Balanced Portfolio. American Century has been providing investment advisory services to investment companies and institutional clients since 1958. As of December 31, 1998, American Century and its affiliates managed assets totaling approximately $[insert] billion.

         American Century utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the Portfolios.

         The portfolio manager members of the portfolio team responsible for management of the AST American Century International Growth Portfolio are Henrik Strabo and Mark S. Kopinski. Henrik Strabo joined American Century in 1993 as an investment analyst, has been a portfolio manager member of the international team since 1994 and has managed the Portfolio since its inception. Mark S. Kopinski, Vice President and Portfolio Manager for American Century, rejoined American Century in April 1997 and has co-managed the Portfolio since that time. From June 1995 to March 1997, Mr. Kopinski served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to June 1995, Mr. Kopinski was a Vice President and Portfolio Manager for American Century.

         The portfolio manager members of the portfolio team responsible for the day-to-day management of the equity portion of the AST American Century Strategic Balanced Portfolio are John Schniedwind, Kurt Borgwardt, Jeffrey R. Tyler and William Martin. Mr. Schniedwind is Senior Vice President and Group Leader -- Quantitative Equity for American Century, and has been with American Century since 1982. Mr. Borgwardt is Vice President, Portfolio Manager and Director of Quantitative Equity Research for American Century, and has been with American Century since 1990. Mr. Tyler, Senior Vice President and Portfolio Manager, joined American Century in 1988. William Martin, Vice President and Senior Portfolio Manager, joined American Century in 1989. The fixed income portion of the Portfolio is managed by a team of portfolio managers with expertise in different areas of fixed income investing. The portfolio manager leader of the team responsible for the day-to-day management of the fixed income portion of the Portfolio is Brian Howell. Mr. Howell joined American Century in 1987 as a research analyst and was promoted to his current position as portfolio manager in January 1994.

         Scudder Kemper Investments, Inc. ("Scudder Kemper"), 345 Park Avenue, New York, New York, serves as Sub-advisor of the AST Kemper Small-Cap Growth
Portfolio. Scudder Kemper is one of the largest investment managers in the country with more than $[insert] billion under management as of December 31, 1998 and has been engaged in the management of investment funds for more than seventy years.

         David H. Burshtan is the lead portfolio manager for the Portfolio, and Kurt R. Stalzer is the other portfolio manager. Both have managed the Portfolio since its inception. Mr. Burshtan joined Scudder Kemper in 1995, where he is a senior vice president and has been a lead portfolio manager since January 1996. From 1993 to 1995, Mr. Burshtan was employed as a senior securities analyst, and prior thereto as a senior portfolio manager for an unaffiliated investment management company. Mr. Stalzer joined Scudder Kemper in January 1997, where he is a managing director and has been a portfolio manager since joining Scudder Kemper. From 1992 to January 1997, Mr. Stalzer was a senior portfolio manager for an unaffiliated investment management company.

         Lord Abbett & Co. ("Lord Abbett"), The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203, serves as Sub-advisor for the AST Lord Abbett Small Cap Value Portfolio and the AST Lord Abbett Growth and Income Portfolio. Lord Abbett has been an investment manager for over 68 years. As of December 31, 1998, Lord Abbett managed approximately $[insert] billion in a family of mutual funds and other advisory accounts.

     The portfolio manager responsible for management of the AST Lord Abbett Small Cap Value Portfolio is Robert P. Fetch. Mr. Fetch, who has managed the Portfolio since its inception, joined Lord Abbett as a Portfolio Manager in August, 1995. From 1989 to 1995, Mr. Fetch was a Managing Director of Prudential Investment Advisors.

         The portfolio manager responsible for management of the AST Lord Abbett Growth and Income Portfolio is W. Thomas Hudson, Jr., Executive Vice President. Mr. Hudson has served in this capacity since the Portfolio's inception and has held certain positions in the equity research department of Lord Abbett since 1982.

         T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, serves as Sub-advisor for the AST T. Rowe Price Small Company Value Portfolio, the AST T. Rowe Price Natural Resources Portfolio and the AST T. Rowe Price Asset Allocation Portfolio. T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. As of December 31, 1998, the firm and its affiliates managed approximately $[insert] billion for approximately [insert] million individual and institutional accounts.

         T. Rowe Price manages each Portfolio through an Investment Advisory Committee. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program.

     The Investment Advisory Committee for the AST T. Rowe Price Asset Allocation Portfolio is composed of the following members: Edmund M. Notzon, Chairman, Heather R. Landon, James M. McDonald, Jerome Clark, Peter Van Dyke, M. David Testa and Richard T. Whitney. Mr. Notzon joined T. Rowe Price in 1989, has been managing investments since 1991 and has been Chairman of the Portfolio's Investment Advisory Committee since the Portfolio's inception.

     The Investment Advisory Committee for the AST T. Rowe Price Natural Resources Portfolio is composed of the following members: David J. Wallack, Chairman, Charles M. Ober, David M. Lee, Hugh M. Evans III, Richard P. Howard and James A.C. Kennedy. Mr. Wallack joined T. Rowe Price in 1990, is a Vice President of T. Rowe Price and an Investment Analyst for the firm's Equity Research Division and has been Chairman of the Portfolio's Investment Advisory Committee since March 1997.

     The Investment Advisory Committee for the AST T. Rowe Price Small Company Value Portfolio is composed of the following members: Preston G. Athey, Chairman, Hugh M. Evans III and Gregory A. McCrickard. Mr. Athey joined T. Rowe Price in 1978, has been managing investments since 1982 and has been Chairman of the Investment Advisory Committee since the Portfolio's inception in December, 1996.

         Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, New York, NY 10158, serves as sub-advisor for the AST Neuberger Berman Mid-Cap Growth Portfolio and the AST Neuberger Berman Mid-Cap Value Portfolio. NB Management and its predecessor firms have specialized in the management of mutual funds since 1950. Neuberger Berman, LLC, an affiliate of NB Management, acts as a principal broker in the purchase and sale of portfolio securities for the Portfolios for which it serves as Sub-advisor, and provides NB Management with certain assistance in the management of the Portfolios without added cost to the Portfolios or ASISI. NB Management and its affiliates manage securities accounts, including mutual funds, that had approximately $50 billion of assets as of December 31, 1998.

         Jennifer K. Silver and Brooke A. Cobb have been primarily responsible for the day-to-day management of the AST Neuberger Berman Mid-Cap Growth Portfolio since NB Management became the Portfolio's Sub-advisor in May 1998. Ms. Silver is Director of the Neuberger Berman Growth Equity Group, and both she and Mr. Cobb are Vice Presidents of NB Management. Prior to joining NB Management in 1997, Ms. Silver was a portfolio manager for several large mutual funds managed by a prominent investment adviser. Prior to joining NB Management, Mr. Cobb was the chief investment officer for an investment advisory firm managing individual accounts from 1995 to 1997 and, from 1992 to 1995, a portfolio manager of a large mutual fund managed by a prominent adviser.

     The portfolio managers responsible for the day-to-day management of AST Neuberger Berman Mid-Cap Value Portfolio are Michael M. Kassen, Robert I. Gendelman and S. Basu Mullick. Mr. Kassen and Mr. Gendelman have been managing the Portfolio since NB Management became the Portfolio's Sub-Advisor in May 1998, and Mr. Mullick has been managing the Portfolio since October 1998. Mr. Kassen has been a Vice President of NB Management since December 1992, and was an employee of NB Management from 1990 to December 1992. Mr. Gendelman joined NB Management in 1994, where he is currently a Vice President. Mr. Mullick has been a Vice President of NB Management since October 1998. From 1993 to 1998, Mr. Mullick was a portfolio manager for a prominent investment adviser.

         OppenheimerFunds, Inc. ("OppenheimerFunds"), Two World Trade Center, New York, New York 10048-0203, serves as Sub-advisor for the AST Oppenheimer Large-Cap Growth Portfolio. OppenheimerFunds has operated as an investment adviser since 1959. OppenheimerFunds and its subsidiaries currently manage investment companies with assets of more than $[insert] billion as of December 31, 1998, and with more than 4 million shareholder accounts.

     Robert C. Doll, Jr. has been the portfolio manager responsible for management of the Portfolio since OppenheimerFunds became the Portfolio's Sub-advisor in December 1998. Mr. Doll is Executive Vice President, Chief Investment Officer and Director of Equity Investments of OppenheimerFunds, and has been with OppenheimerFunds since January 1987.

         Marsico Capital Management, LLC ("Marsico Capital"), 1200 17th Street, Suite 1300, Denver, CO 80202, serves as Sub-advisor for the AST Marsico Capital Growth Portfolio. Thomas F. Marsico, President of Chief Executive Officer of Marsico Capital, has had primary responsibility for management of the Portfolio since its inception. Prior to forming Marsico Capital in September, 1997, Mr. Marsico served as Executive Vice President and Portfolio Manager at Janus Capital Corporation ("Janus"). Mr. Marsico joined Janus in March, 1986. As of December 31, 1998, Marsico Capital managed over $[insert] billion in assets.

         Bankers Trust Company ("Bankers Trust") is the Sub-advisor to the AST Bankers Trust Enhanced 500 Portfolio. Bankers Trust conducts a variety of general banking and trust activities and is a major supplier of financial services to the international and domestic institutional markets. Bankers Trust is one of the nation's largest and most experienced investment managers with approximately $[insert] billion in assets under management globally as of December 31, 1998.

         Frank Salerno, Managing Director of Bankers Trust, has been responsible for the day-to-day management of the Portfolio since its inception. Mr. Salerno oversees administration, management and trading of international and domestic equity index strategies. He has been employed by Bankers Trust since 1981.

         Cohen & Steers Capital Management, Inc. ("Cohen & Steers"), 757 Third Avenue, New York, New York 10017, acts as the Sub-advisor for the AST Cohen & Steers Realty Portfolio. Cohen & Steers is the leading U.S. manager of portfolios dedicated to investments in real estate investment trusts ("REITS"). As of December 31, 1998, Cohen & Steers managed approximately $[insert] billion in assets.

         Robert H. Steers, Chairman, and Martin Cohen, President formed Cohen & Steers in 1986 and have been responsible for the day-to-day management of the AST Cohen & Steers Realty Portfolio since its inception.

         INVESCO Funds Group, Inc. ("INVESCO"), 7800 East Union Avenue, P.O. Box 173706, Denver, Colorado 80217-3706, serves as Sub-advisor for the AST INVESCO Equity Income Portfolio. INVESCO was established in 1932. AMVESCAP PLC, the parent of INVESCO, is one of the largest independent investment management businesses in the world and managed approximately $[insert] billion of assets as of December 31, 1998.

     The portfolio managers responsible for management of the Portfolio are Charles P. Mayer and Donovan J. (Jerry) Paul. Mr. Mayer has served as Co-Manager of the Portfolio since April, 1993. Mr. Mayer began his investment career in 1969 and is now a director and senior vice president of INVESCO. From 1993 to 1994, he was vice president of INVESCO. Mr. Paul has served as Co-Manager of the Portfolio since May 1994. Mr. Paul entered the investment management industry in 1976, and has been a senior vice president of INVESCO since 1994. From 1993 to 1994, he was president of Quixote Investment Management, Inc.

         Federated Investment Counseling ("Federated Investment"), Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, serves as Sub-advisor for the AST Federated High Yield Portfolio. Federated was organized in 1989, and Federated and its affiliates serve as investment advisors to a number of investment companies and private accounts. Total assets under management or administration by Federated and its affiliates as of December 31, 1998 was over $[insert] billion.

         Mark E. Durbiano and Constantine J. Kartsonas are primarily responsible for the day-to-day management of the AST Federated High Yield Portfolio. Mr. Durbiano, who has managed the Portfolio since it commenced operations in 1994, joined Federated Investors in 1982 and has been a Senior Vice President of an affiliate of Federated Investment since January 1996. From 1988 to 1995, Mr. Durbiano was a Vice President of an affiliate of Federated Investment. Mr. Kartsonas, who has co-managed the Portfolio since August 1998, joined Federated Investors in 1994 as an Investment Analyst and has been an Assistant Vice President of Federated Investment since March 1997.

         Pacific Investment Management Company ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660 serves as Sub-advisor for the AST PIMCO Total Return Bond Portfolio and the AST PIMCO Limited Maturity Bond Portfolio. PIMCO is an investment counseling firm founded in 1971 and, as of December 31, 1998, had approximately $158 billion of assets under management.

         The portfolio manager responsible for management of the AST PIMCO Total Return Bond Portfolio and the AST PIMCO Limited Maturity Bond Portfolio is William H. Gross. Mr. Gross is managing director of PIMCO has been associated with the firm since 1971, and has managed each Portfolio since their respective commencement of operations.

     J.P. Morgan Investment Management Inc. ("J.P. Morgan"), with principal offices at 522 Fifth Avenue, New York, New York 10036, serves as Sub-advisor for the AST Money Market Portfolio. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers, and act as investment advisor to individual and institutional clients with combined assets under management of approximately $[insert] billion as of December 31, 1998. J.P. Morgan has managed investments for clients since 1913, and has managed short-term fixed income assets since 1969.

Fees and Expenses:

         Investment Management Fees. ASISI receives a fee, payable each month, for the performance of its services. ASISI pays each Sub-advisor a portion of such fee for the performance of the Sub-advisory services at no additional cost to any Portfolio. The Investment Management fee for each Portfolio will differ, reflecting the differing objectives, policies and restrictions of each Portfolio. Each Portfolio's fee is accrued daily for the purposes of determining the sale and redemption price of the Portfolio's shares. The fees paid to ASISI for the fiscal year ended December 31, 1998 by each Portfolio that was in operation for that entire fiscal year, stated as a percentage of the Portfolio's average daily net assets, were as follows:

         AST Founders Passport Portfolio:
         AST T. Rowe Price International Equity Portfolio:
         AST Putnam International Equity Portfolio:
         AST Janus Overseas Growth Portfolio:
         AST American Century International Growth Portfolio:
         AST Janus Small-Cap Growth Portfolio
         AST Lord Abbett Small Cap Value Portfolio:
         AST T. Rowe Price Small Company Value Portfolio:
         AST Neuberger Berman Mid-Cap Growth Portfolio:1
         AST Neuberger Berman Mid-Cap Value Portfolio:2
         AST T. Rowe Price Natural Resources Portfolio:
         AST Oppenheimer Large-Cap Growth Portfolio:3
         AST Marsico Capital Growth Portfolio:
         AST JanCap Growth Portfolio:
         AST Bankers Trust Enhanced 500 Portfolio:
         AST Cohen & Steers Realty Portfolio:
         AST Putnam Value Growth & Income Portfolio:
         AST Lord Abbett Growth and Income Portfolio:
         AST INVESCO Equity Income Portfolio:
         AST Putnam Balanced Portfolio:
         AST American Century Strategic Balanced Portfolio:
         AST T. Rowe Price Asset Allocation Portfolio:
         AST T. Rowe Price International Bond Portfolio:
         AST Federated High Yield Portfolio:
         AST PIMCO Total Return Bond Portfolio:
         AST PIMCO Limited Maturity Bond Portfolio:
         AST Money Market Portfolio:

         1 Prior to May 1, 1998, Berger Associates, Inc. served as Sub-advisor for the Portfolio (formerly the Berger Capital Growth Portfolio). Under the new Investment Management Agreement for the Portfolio, fees are payable at an annual rate of .90% of the portion of the average daily net assets of the Portfolio not in excess of $1 billion; plus .85% of the portion of the net assets over $1 billion.

         2 Prior to May 1, 1998, Federated Investment Counseling served as Sub-advisor for the Portfolio (formerly the Federated Utility Income Portfolio). Under the new Investment Management Agreement for the Portfolio, fees are payable at an annual rate of .90% of the portion of the average daily net assets of the Portfolio not in excess of $1 billion; plus .85% of the portion of the net assets over $1 billion.

         3 Prior to December 31, 1998, Robertson, Stephens & Company Investment Management, L.P. served as Sub-advisor for the Portfolio (formerly the Robertson Stephens Value + Growth Portfolio). Under the new Investment Management Agreement for the Portfolio, fees are payable at an annual rate of .90% of the portion of the average daily net assets of the Portfolio not in excess of $1 billion; plus .85% of the portion of the net assets over $1 billion.

         The investment management fee rate for the AST Kemper Small-Cap Growth Portfolio, which commenced operations on January 4, 1999, is as follows: An annual rate of .95% of the portion of the average daily net assets of the Portfolio not in excess of $1 billion; plus .90% of the portion of the net assets over $1 billion.

         For more information about investment management fees, including voluntary fee waivers and the fee rates applicable at various asset levels, and the fees payable by ASISI to each of the Sub-advisors, please see the Trust's SAI under _________________.

         Other Expenses. In addition to Investment Management fees, each Portfolio pays other expenses, including costs incurred in connection with the maintenance of its securities law registrations, printing and mailing prospectuses and statements of additional information to shareholders, certain office and financial accounting services, taxes or governmental fees, brokerage commissions, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholder meetings. The Trust may also pay Participating Insurance Companies for printing and delivery of certain documents (including prospectuses, semi-annual and annual reports and any proxy materials) to holders of variable annuity contracts and variable life insurance policies whose assets are invested in the Trust. Expenses not directly attributable to any specific Portfolio or Portfolios are allocated on the basis of the net assets of the Portfolios.

TAX MATTERS:

         Each Portfolio intends to distribute substantially all its net investment income. Dividends from investment income are expected to be declared and distributed annually (except in the case of the AST Money Market Portfolio, where dividends will be declared daily and paid monthly), although the Trustees of the Trust may decide to declare dividends at other intervals. Similarly, any net realized long- and short-term capital gains of each Portfolio will be declared and distributed at least annually either during of after the close of the Portfolio's fiscal year. Distributions will be made to the various separate accounts of the Participating Insurance Companies and to qualified plans (not to holders of variable insurance contracts or to plan participants) in the form of additional shares (not in cash). The result is that the investment performance of the Portfolios, either in the form of dividends or capital gains, will be reflected in the value of the variable contracts or the qualified plans.

         Holders of  variable  annuity  contracts  or  variable  life  insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders, and plan participants should consult any applicable plan documents for information on the federal income tax consequences to such participants. In addition, variable contract owners and qualified plan participants may wish to consult with their own tax advisors as to the tax consequences of investments in the Trust, including the application of state and local taxes.

FINANCIAL HIGHLIGHTS: The financial highlights table is intended to help you understand the Portfolios' financial performance for the past five years (or, for Portfolios that have not been in operation for five years, since their inceptions). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment on an investment in a Portfolio. The information has been audited by Deloitte & Touche LLP, the Trust's independent auditors. The report of the independent auditors, along with the Portfolios' financial statements, are included in the annual reports of the separate accounts funding the variable annuity contracts and variable life insurance policies, which are available without charge upon request to the Trust at One Corporate Drive, Shelton, Connecticut or by calling (800) 752-6342. No financial information is included for the AST Kemper Small-Cap Growth Portfolio, which had not commenced operations prior to January 1, 1999.

CERTAIN RISK FACTORS AND INVESTMENT METHODS:

         The following is a description of certain securities and investment methods that the Portfolios may invest in or use, and certain of the risks associated with such securities and investment methods. The primary investment focus of each Portfolio is described above under "Investment Objective and Policies" and an investor should refer to that section to obtain information about each Portfolio. In general, whether a particular Portfolio may invest in a specific type of security or use an investment method is described above or in the Company's SAI under "Investment Programs of the Funds." As noted below, however, certain risk factors and investment methods apply to all or most of the Portfolios.

DERIVATIVE INSTRUMENTS:

         To the extent permitted by the investment objectives and policies of a Portfolio, a Portfolio may invest in securities and other instruments that are commonly referred to as "derivatives." For instance, a Portfolio may purchase and write (sell) call and put options on securities, securities indices and foreign currencies, enter into futures contracts and use options on futures contracts, and enter into swap agreements with respect to foreign currencies, interest rates, and securities indices. In general, derivative instruments are securities or other instruments whose value is derived from or related to the value of some other instrument or asset.

         There are many types of derivatives and many different ways to use them. Some derivatives and derivative strategies involve very little risk, while others can be extremely risky and can lead to losses in excess of the amount invested in the derivative. A Portfolio may use derivatives to hedge against changes in interest rates, foreign currency exchange rates or securities prices, to generate income, as a low cost method of gaining exposure to a particular securities market without investing directly in those securities, or for other reasons.

         The use of these strategies involves certain special risks, including the risk that the price movements of derivative instruments will not correspond exactly with those of the investments from which they are derived. In addition, strategies involving derivative instruments that are intended to reduce the risk of loss can also reduce the opportunity for gain. Furthermore, regulatory requirements for a Portfolio to set aside assets to meet its obligations with respect to derivatives may result in a Portfolio being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Portfolio needing to sell securities at a disadvantageous time. A Portfolio may also be unable to close out its derivatives positions when desired. Certain derivative instruments and some of their risks are described in more detail below.

         Options. Most of the Portfolios may purchase or write (sell) call or put options on securities, financial indices or currencies. The purchaser of an option on a security or currency obtains the right to purchase (in the case of a call option) or sell (in the case of a put option) the security or currency at a specified price within a limited period of time. Upon exercise by the purchaser, the writer (seller) of the option has the obligation to buy or sell the underlying security at the exercise price. An option on a securities index is similar to an option on an individual security, except that the value of the option depends on the value of the securities comprising the index, and all settlements are made in cash.

         A Portfolio will pay a premium to the party writing the option when it purchases an option. In order for a call option purchased by a Portfolio to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and other transaction costs. Similarly, in order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and other transaction costs.

         Generally, the Portfolios will write call options only if they are covered (i.e., the Fund owns the security subject to the option or has the right to acquire it without additional cost). By writing a call option, a Portfolio assumes the risk that it may be required to deliver a security for a price lower than its market value at the time the option is exercised. Effectively, a Portfolio that writes a covered call option gives up the opportunity for gain above the exercise price should the market price of the underlying security increase, but retains the risk of loss should the price of the underlying security decline. A Portfolio will write call options in order to obtain a return from the premiums received and will retain the premiums whether or not the options are exercised, which will help offset a decline in the market value of the underlying securities. A Portfolio that writes a put option likewise receives a premium, but assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value.

         A Portfolio may sell an option that it has previously purchased prior to the purchase or sale of the underlying security. Any such sale would result in a gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the option. A Portfolio may terminate an option it has written by entering into a closing purchase transaction in which it purchases an option of the same series as the option written.

         Futures Contracts and Related Options. Each Portfolio (except the AST American Century International Growth Portfolio, the AST Neuberger Berman Mid-Cap Value Portfolio, the AST Putnam Value Growth and Income Portfolio, the AST Lord Abbett Growth and Income Portfolio, the AST INVESCO Equity Income Portfolio, the AST Federated High Yield Portfolio, and the AST Money Market Portfolio) may enter into financial futures contracts and related options. The seller of a futures contract agrees to sell the securities or currency called for in the contract and the buyer agrees to buy the securities or currency at a specified price at a specified future time. Financial futures contracts may relate to securities indices, interest rates or foreign currencies. Futures contracts are usually settled through net cash payments rather than through actual delivery of the securities underlying the contract. For instance, in a stock index futures contract, the two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value when the contract expires and the price specified in the contract. A Portfolio may use futures contracts to hedge against movements in securities prices, interest rates or currency exchange rates, or as an efficient way to gain exposure to these markets.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract at the exercise price at any time during the life of the option. The writer of the option is required upon exercise to assume the opposite position.

         Under regulations of the Commodity Futures Trading Commission ("CFTC"), no Portfolio will:

         (i) purchase or sell futures or options on futures contracts or stock indices for purposes other than bona fide hedging transactions (as defined by the CFTC) if as a result the sum of the initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of each Portfolio's net assets; and

         (ii) enter into any futures contracts if the aggregate amount of that Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

         Risks of Options and Futures Contracts. Options and futures contracts can be highly volatile and their use can reduce a Portfolio's performance. Successful use of these strategies requires the ability to predict future movements in securities prices, interest rates, currency exchange rates, and other economic factors. If a Sub-advisor seeks to protect a Portfolio against potential adverse movements in the relevant financial markets using these instruments, and such markets do not move in the predicted direction, the Portfolio could be left in a less favorable position than if such strategies had not been used. A Portfolio's potential losses from the use of futures extends beyond its initial investment in such contracts.

         Among the other  risks  inherent  in the use of options and futures are
(a) the risk of imperfect correlation between the price of options and futures and the prices of the securities or currencies to which they relate, (b) the fact that skills needed to use these strategies are different from those needed to select portfolio securities and (c) the possible need to defer closing out certain positions to avoid adverse tax consequences. With respect to options on stock indices and stock index futures, the risk of imperfect correlation increases the more the holdings of the Portfolio differ from the composition of the relevant index. These instruments may not have a liquid secondary market. Option positions established in the over-the-counter market may be particularly illiquid and may also involve the risk that the other party to the transaction fails to meet its obligations.

FOREIGN SECURITIES:

         Investments in securities of foreign issuers may involve risks that are not present with domestic investments. While investments in foreign securities can reduce risk by providing further diversification, such investments involve "sovereign risks" in addition to the credit and market risks to which securities generally are subject. Sovereign risks includes local political or economic developments, potential nationalization, withholding taxes on dividend or interest payments, and currency blockage (which would prevent cash from being brought back to the United States). Compared to United States issuers, there is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. In some countries, there may also be the possibility of expropriation or confiscatory taxation, difficulty in enforcing contractual and other obligations, political or social instability or revolution, or diplomatic developments that could affect investments in those countries.

         Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Further, it may be more difficult for the Trust's agents to keep currently informed about corporate actions and decisions that may affect the price of portfolio securities. Brokerage commissions on foreign securities exchanges, which may be fixed, may be higher than in the United States. Settlement of transactions in some foreign markets may be less frequent or less reliable than in the United States, which could affect the liquidity of investments. For example, securities that are traded in foreign markets may trade on days (such as Saturday or Holidays) when a Portfolio does not compute its price or accept purchase or redemption orders. As a result, a shareholder may not be able to act on developments taking place in foreign countries as they occur.

         American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and International Depositary Receipts ("IDRs"). ADRs are U.S. dollar-denominated receipts generally issued by a domestic bank evidencing its ownership of a security of a foreign issuer. ADRs generally are publicly traded in the United States. ADRs are subject to many of the same risks as direct investments in foreign securities, although ownership of ADRs may reduce or eliminate certain risks associated with holding assets in foreign countries, such as the risk of expropriation. EDRs, GDRs and IDRs are receipts similar to ADRs that typically trade in countries other than the United States.

         Depositary receipts may be issued as sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded as depositary receipts. In unsponsored programs, the issuer may not be directly involved in the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, the import of such information may not be reflected in the market value of such securities.

         Developing Countries. Although none of the Portfolios invest primarily in securities of issuers in developing countries, many of the Funds may invest in these securities to some degree. Many of the risks described above with respect to investing in foreign issuers are accentuated when the issuers are located in developing countries. Developing countries may be politically and/or economically unstable, and the securities markets in those countries may be less liquid or subject to inadequate government regulation and supervision. Securities of issuers in developing countries may be more volatile and, in the case of debt securities, more uncertain as to payment of interest and principal. Investments in developing countries may include securities created through the Brady Plan, under which certain heavily-indebted countries have restructured their bank debt into bonds.

         Currency Fluctuations. Investments in foreign securities may be denominated in foreign currencies. The value of a Portfolio's investments denominated in foreign currencies may be affected, favorably or unfavorably, by exchange rates and exchange control regulations. A Portfolio's share price may, therefore, also be affected by changes in currency exchange rates. Foreign currency exchange rates generally are determined by the forces of supply and demand in foreign exchange markets, including perceptions of the relative merits of investment in different countries, actual or perceived changes in interest rates or other complex factors. Currency exchange rates also can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. In addition, a Portfolio may incur costs in connection with conversions between various currencies.

         While the introduction of a single currency, the euro, on January 1, 1999 for participating nations in the European Economic and Monetary Union generally occurred without significant market or operational disruption, the euro still presents certain political and operational uncertainties. These uncertainties may include political reaction against the euro in participating nations and operational difficulties as the result of the fact that some securities still pay dividends and interest in the old currencies. These uncertainties could cause market disruptions, and could adversely affect the value of securities held by the Portfolios.

         Foreign Currency Transactions. A Portfolio that invests in securities denominated in foreign currencies will need to engage in foreign currency exchange transactions. Such transactions may occur on a "spot" basis at the exchange rate prevailing at the time of the transaction. Alternatively, a Portfolio may enter into forward foreign currency exchange contracts. A forward contract involves an obligation to purchase or sell a specified currency at a specified future date at a price set at the time of the contract. A Portfolio may enter into a forward contract when it wishes to "lock in" the U.S. dollar price of a security it expects to or is obligated to purchase or sell in the future. This practice may be referred to as "transaction hedging." In addition, when a Portfolio's Sub-advisor believes that the currency of a particular country may suffer or enjoy a significant movement compared to another currency, the Portfolio may enter into a forward contract to sell or buy the first foreign currency (or a currency that acts as a proxy for such currency). This practice may be referred to as "portfolio hedging." In any event, the precise matching of the forward contract amounts and the value of the securities involved generally will not be possible. No Portfolio will enter into a forward contract if it would be obligated to sell an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency, or will sell an amount of proxy currency in excess of the value of securities denominated in the related currency. The effect of entering into a forward contract on a Portfolio's share price will be similar to selling securities denominated in one currency and purchasing securities denominated in another. Although a forward contract may reduce a Portfolio's losses on securities denominated in foreign currency, it may also reduce the potential for gain on the securities if the currency's value moves in a direction not anticipated by the Sub-advisor.

COMMON AND PREFERRED STOCKS:

         Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on the company's income for purposes of receiving dividend payments and on the company's assets in the event of liquidation. (Some of the Sub-advisors consider preferred stocks to be equity securities for purposes of the various Portfolios' investment policies and restrictions, while others consider them fixed income securities.) After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

FIXED INCOME SECURITIES:

         Most of the Portfolios, including the Portfolios that invest primarily in equity securities, may invest to some degree in bonds, notes, debentures and other obligations of corporations and governments. Fixed-income securities are generally subject to two kinds of risk: credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest and principal payments as they come due. The ratings given a security by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"), which are described in detail in the Appendix to the Company's SAI, provide a generally useful guide as to such credit risk. The lower the rating, the greater the credit risk the rating service perceives to exist with respect to the security. Increasing the amount of Portfolio assets invested in lower-rated securities generally will increase the Portfolio's income, but also will increase the credit risk to which the Portfolio is subject. Market risk relates to the fact that the prices of fixed income securities generally will be affected by changes in the level of interest rates in the markets generally. An increase in interest rates will tend to reduce the prices of such securities, while a decline in interest rates will tend to increase their prices. In general, the longer the maturity or duration of a fixed income security, the more its value will fluctuate with changes in interest rates.

         Lower-Rated Fixed Income Securities. Lower-rated high-yield bonds (commonly known as "junk bonds") are those that are rated lower than the four highest categories by a nationally recognized statistical rating organization for example, at least Baa by Moody's or BBB by S&P, or, if not rated, are of equivalent investment quality as determined by the Sub-advisor. Lower-rated bonds are generally considered to be high risk investments as they are subject to greater credit risk than higher-rated bonds. In addition, the market for lower-rated bonds may be thinner and less active than the market for higher-rated bonds, and the prices of lower-rated high-yield bonds may fluctuate more than the prices of higher-rated bonds, particularly in times of market stress. Because the risk of default is higher in lower-rated bonds, a Sub-advisor's research and analysis tend to be very important ingredients in the selection of these bonds. In addition, the exercise by an issuer of redemption or call provisions that are common in lower-rated bonds may result in their replacement by lower yielding bonds.

         Bonds rated in the four highest ratings categories are frequently referred to as "investment grade." However, bonds rated in the fourth category (Baa or BBB) are considered medium grade and may have speculative characteristics.

MORTGAGE-BACKED SECURITIES:

         Mortgage-backed securities are securities representing interests in "pools" of mortgage loans on residential or commercial real property and that generally provide for monthly payments of both interest and principal, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans (net of fees paid to the issuer or guarantor of the securities). Mortgage-backed securities are frequently issued by U.S. Government agencies or Government-sponsored enterprises, and payments of interest and principal on these securities (but not their market prices) may be guaranteed by the full faith and credit of the U.S. Government or by the agency only, or may be supported by the issuer's ability to borrow from the U.S. Treasury. Mortgage-backed securities created by non-governmental issuers may be supported by various forms of insurance or guarantees.

         Like other fixed-income securities, the value of a mortgage-backed security will generally decline when interest rates rise. However, when interest rates are declining, their value may not increase as much as other fixed-income securities, because early repayments of principal on the underlying mortgages (arising, for example, from sale of the underlying property, refinancing, or foreclosure) may serve to reduce the remaining life of the security. If a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments on some mortgage-backed securities may necessitate that a Portfolio find other investments, which, because of intervening market changes, will often offer a lower rate of return. In addition, the mortgage securities market may be particularly affected by changes in governmental regulation or tax policies.

         Collateralized Mortgage Obligations (CMOs). CMOs are a type of mortgage pass-through security that are typically issued in multiple series with each series having a different maturity. Principal and interest payments from the underlying collateral are first used to pay the principal on the series with the shortest maturity; in turn, the remaining series are paid in order of their maturities. Therefore, depending on the type of CMOs in which a Portfolio invests, the investment may be subject to greater or lesser risk than other types of mortgage-backed securities.

         Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are mortgage pass-through securities that have been divided into interest and principal components. "IOs" (interest only securities) receive the interest payments on the underlying mortgages while "POs" (principal only securities) receive the principal payments. The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in an IO class of a stripped mortgage-backed security may fail to recoup fully its initial investment, even if the IO class is highly rated or is derived from a security guaranteed by the U.S. Government. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security. Unlike other fixed-income and other mortgage-backed securities, the value of IOs tends to move in the same direction as interest rates.

ASSET-BACKED SECURITIES:

         Asset-backed securities conceptually are similar to mortgage pass-through securities, but they are secured by and payable from payments on assets such as credit card, automobile or trade loans, rather than mortgages. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support or enhancement provided. In addition, asset-backed securities involve prepayment risks that are similar in nature to those of mortgage pass-through securities.

CONVERTIBLE SECURITIES AND WARRANTS:

         Certain of the Portfolios may invest in convertible securities. Convertible securities are bonds, notes, debentures and preferred stocks that may be converted into or exchanged for shares of common stock. Many convertible securities are rated below investment grade because they fall below ordinary debt securities in order of preference or priority on the issuer's balance sheet. Convertible securities generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Frequently, convertible securities are callable by the issuer, meaning that the issuer may force conversion before the holder would otherwise choose.

         Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants. The value of warrants may fluctuate more than the value of the securities underlying the warrants. A warrant will expire without value if the rights under such warrant are not exercised prior to its expiration date.

WHEN-ISSUED, DELAYED-DELIVERY AND FORWARD COMMITMENT TRANSACTIONS:

         The Portfolios (other than the AST Founders Passport Portfolio, the AST Kemper Small-Cap Growth Portfolio, the AST Oppenheimer Large-Cap Growth Portfolio, the AST Cohen & Steers Realty Portfolio, the AST Lord Abbett Growth and Income Portfolio, and the AST INVESCO Equity Income Portfolio) may purchase securities on a when-issued, delayed-delivery or forward commitment basis. These transactions generally involve the purchase of a security with payment and delivery due at some time in the future. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. If the seller fails to complete the sale, the Fund may lose the opportunity to obtain a favorable price and yield. The AST Money Market Portfolio will not enter into these commitments if they would exceed 15% of the value of the Fund's total assets less its liabilities other than liabilities created by these commitments.

                  The AST Lord Abbett Small Cap Value Portfolio, the AST Total Return Bond Portfolio and the AST PIMCO Limited Maturity Bond Portfolio may also sell securities on a when-issued, delayed-delivery or forward commitment basis. If the Portfolio does so, it will not participate in future gains or losses on the security. If the other party to such a transaction fails to pay for the securities, the Portfolio could suffer a loss.

ILLIQUID AND RESTRICTED SECURITIES:

         Subject to guidelines adopted by the Trustees of the Trust, each Portfolio may invest up to 15% of its net assets in illiquid securities (except for the AST Money Market Portfolio, which is limited to 10% of its net assets, and the AST Oppenheimer Large-Cap Growth Portfolio, which is limited to 5% of its net assets). Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Sub-advisor and may incur expenses that would not be incurred in the sale of securities that were freely marketable.

         Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, and well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio's Sub-advisor under the guidelines adopted by the Directors of the Company. However, the liquidity of a Portfolio's investments in Rule 144A securities could be impaired if trading does not develop or declines.

REPURCHASE AGREEMENTS:

         Each Portfolio (other than the AST Lord Abbett Growth and Income Portfolio) may enter into repurchase agreements. Repurchase agreements are agreements by which a Portfolio purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Under guidelines adopted by the Trustees of the Trust, repurchase agreements must be fully collateralized and can be entered into only with well-established banks and broker-dealers that meet the specific requirements in the guidelines and otherwise have been deemed creditworthy by the Sub-advisor. Repurchase transactions are intended to be short-term transactions, usually with the seller repurchasing the securities within seven days. Repurchase agreements that mature in more than seven days are subject to a Portfolio's limit on illiquid securities.

         A Portfolio that enters into a repurchase agreement may lose money in the event that the other party defaults on its obligation and the Portfolio is delayed or prevented from disposing of the collateral. A Portfolio also might incur a loss if the value of the collateral declines, and it might incur costs in selling the collateral or asserting its legal rights under the agreement. If a defaulting seller filed for bankruptcy or became insolvent, disposition of collateral might be delayed pending court action.

     The AST Neuberger Berman Mid-Cap Growth Portfolio will not invest more than 25% of its net assets in repurchase agreements.

REVERSE REPURCHASE AGREEMENTS:

         Certain Portfolios (specifically, the AST Janus Overseas Growth Portfolio, the AST Janus Small-Cap Growth Portfolio, the AST Neuberger Berman Mid-Cap Growth Portfolio, the AST Neuberger Berman Mid-Cap Value Portfolio, the AST Marsico Capital Growth Portfolio, the AST JanCap Growth Portfolio, the AST PIMCO Total Return Bond Portfolio, the AST PIMCO Limited Maturity Bond Portfolio and the AST Money Market Portfolio) may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells a portfolio instrument and agrees to repurchase it at an agreed upon date and price, which reflects an effective interest rate. It may also be viewed as a borrowing of money by the Portfolio and, like borrowing money, may increase fluctuations in a Portfolio's share price. When entering into a reverse repurchase agreement, a Portfolio must set aside on its books cash or other liquid assets in an amount sufficient to meet its repurchase obligation.

BORROWING:

         Each Portfolio may borrow money from banks. Each Portfolio's borrowings are limited so that immediately after such borrowing the value of the Portfolio's assets (including borrowings) less its liabilities (not including borrowings) is at least three times the amount of the borrowings. Should a Portfolio, for any reason, have borrowings that do not meet the above test, such Portfolio must reduce such borrowings so as to meet the necessary test within three business days. The AST Money Market Portfolio will not purchase securities when outstanding borrowings are greater than 5% of the Portfolio's total assets. If a Portfolio borrows money, its share price may fluctuate more widely until the borrowing is repaid.

LENDING PORTFOLIO SECURITIES:

         Each Portfolio may lend securities with a value of up to 33 1/3% of its total assets to broker-dealers, institutional investors, or others for the purpose of realizing additional income. Voting rights on loaned securities typically pass to the borrower, although a Portfolio has the right to terminate a securities loan, usually within three business days, in order to vote on significant matters or for other reasons. All securities loans will be collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies at least equal in value to the market value of the loaned securities. Nonetheless, lending securities involves certain risks, including the risk that the Portfolio will be delayed or prevented from recovering the collateral if the borrower fails to return a loaned security.

OTHER INVESTMENT COMPANIES:

         The Company has made arrangements with certain money market mutual funds so that the Sub-advisors for the various Portfolios can "sweep" excess cash balances of the Portfolios to those funds for temporary investment purposes. In addition, certain Sub-advisors may invest Portfolio assets in money market funds that they advise. Mutual funds pay their own operating expenses, and the Portfolios, as shareholders in the money market funds, will indirectly pay their proportionate share of such funds' expenses.

YEAR 2000 RISKS:

         Many services provided to the Trust and its Portfolios by the Investment Manager, the Sub-advisors, and the Trust's other service providers (collectively, the "Service Providers") rely on the functioning of their respective computer systems. Many computer systems cannot distinguish the year 2000 from the year 1900, with resulting potential difficulty in performing various systems functions (the "Year 2000 Issue"). The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing, account services and other Trust operations.

         The Service Providers recognize the importance of the Year 2000 Issue and have advised the Trust that they are taking appropriate steps in preparation for the year 2000. At this time, there can be no assurance that the actions taken by the Service Providers, who are generally not affiliated with the Investment Manager, will be sufficient to avoid any adverse impact on the Portfolios, nor can there be any assurance that the Year 2000 Issue will not have an adverse effect on the Portfolios' investments or on global markets or economies generally. In addition, it has been reported that foreign institutions have made less progress in addressing the Year 2000 Issue than major U.S. entities, which could adversely effect the Portfolios' foreign investments.

         The Investment Manager and the Trust are seeking further assurances from the Service Providers that all of the systems they use in connection with the Portfolios will be adapted in time for the year 2000. The Investment Manager will continue to monitor the Year 2000 Issue in an effort to confirm appropriate preparation by the Service Providers, and is attempting to develop contingency plans in the event that the Service Providers' systems are not adapted in time.

Inside Back Cover:

Mailing Address
American Skandia Trust
One Corporate Drive
Shelton, CT 06484

Investment Manager
American Skandia Investment Services, Incorporated
One Corporate Drive
Shelton, CT 06484

Sub-Advisors
American Century Investment Management, Inc.
Bankers Trust Company
Cohen & Steers Capital Management, Inc.
Federated Investment Counseling
Founders Asset Management LLC
INVESCO Funds Group, Inc.
Janus Capital Corporation
J.P. Morgan Investment Management Inc.
Lord, Abbett & Co.
Marsico Capital Management, LLC
Neuberger Berman Management Inc.
OppenheimerFunds, Inc.
Pacific Investment Management Company
Putnam Investment Management, Inc.
Rowe Price-Fleming International, Inc.
Scudder Kemper Investments, Inc.
T. Rowe Price Associates, Inc.

Custodians
PNC Bank
Airport Business Center, International Court 2
200 Stevens Drive
Philadelphia, PA 19113

The Chase Manhattan Bank
One Pierrepont Plaza
Brooklyn, NY 11201

Administrator
Transfer and Shareholder Servicing Agent
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Independent Accountants
Deloitte & Touche LLP
117 Campus Drive
Princeton, New Jersey 08540

Legal Counsel
Werner & Kennedy
1633 Broadway
New York, NY 10019
Outside Back Cover:

INVESTOR INFORMATION SERVICES:

         Shareholder inquiries should be made by calling (800) 752-6342 or by writing to the American Skandia Trust at One Corporate Drive, Shelton, Connecticut 06484.

         Additional information about the Portfolios is included in a Statement of Additional Information, which is incorporated by reference into this Prospectus. Additional information about the Portfolios' investments is available in the annual and semi-annual reports to holders of variable annuity contracts and variable life insurance policies. In the annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. The Statement of Additional Information and additional copies of annual and semi-annual reports are available without charge by calling the above number.

         The information in the Company filings with the Securities and Exchange Commission (including the Statement of Additional Information) is available from the Commission. Copies of this information may be obtained, upon payment of duplicating fees, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. The information can also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Finally, information about the Company is available on the Commission's Internet site at http://www.sec.gov.




































Investment Company Act File No. 811-5186

STATEMENT OF ADDITIONAL INFORMATION                            December 31, 1998

                             AMERICAN SKANDIA TRUST
                 One Corporate Drive, Shelton, Connecticut 06484

-------------------------------------------------------------------------------



American Skandia Trust (the "Trust") is a managed, open-end investment company whose separate portfolios ("Portfolios") are diversified, unless otherwise indicated. The Trust seeks to meet the differing objectives of its Portfolios. Currently, these Portfolios are the AST Lord Abbett Growth and Income Portfolio, the AST Lord Abbett Small Cap Value Portfolio, the AST JanCap Growth Portfolio, the AST Janus Overseas Growth Portfolio, the AST Janus Small-Cap Growth Portfolio, the AST Money Market Portfolio, the AST Federated High Yield
Portfolio, the AST T. Rowe Price Asset Allocation Portfolio, the AST T. Rowe Price International Equity Portfolio, the AST T. Rowe Price Natural Resources Portfolio, the AST T. Rowe Price International Bond Portfolio, the AST T. Rowe Price Small Company Value Portfolio, the AST Founders Passport Portfolio, the AST INVESCO Equity Income Portfolio, the AST PIMCO Total Return Bond Portfolio, the AST PIMCO Limited Maturity Bond Portfolio, the AST American Century International Growth Portfolio, the AST American Century Strategic Balanced Portfolio, the AST Putnam Value Growth & Income Portfolio, the AST Putnam International Equity Portfolio, the AST Putnam Balanced Portfolio, the Cohen & Steers Realty Portfolio, the AST Stein Roe Venture Portfolio, the AST Bankers Trust Enhanced 500 Portfolio, the AST Marsico Capital Growth Portfolio, the AST Neuberger Berman Mid-Cap Value Portfolio, the AST Neuberger Berman Mid-Cap Growth Portfolio, the AST Oppenheimer Large-Cap Growth Portfolio and the AST Kemper Small-Cap Growth Portfolio.

     American Skandia Investment Services, Incorporated ("ASISI") is the investment manager ("Investment Manager") for the Trust. Currently, ASISI engages a sub-advisor ("Sub-advisor") for each Portfolio. The Sub-advisor for each Portfolio is as follows: (a) Lord, Abbett & Co.: AST Lord Abbett Growth and Income Portfolio, AST Lord Abbett Small Cap Value Portfolio; (b) Janus Capital
Corporation: AST JanCap Growth Portfolio, AST Janus Overseas Growth Portfolio, AST Janus Small-Cap Growth Portfolio; (c) J.P. Morgan Investment Management
Inc.: AST Money Market Portfolio; (d) Federated Investment Counseling: AST Federated High Yield Portfolio; (e) T. Rowe Price Associates, Inc.: AST T. Rowe Price Asset Allocation Portfolio, AST T. Rowe Price Natural Resources Portfolio, AST T. Rowe Price Small Company Value Portfolio; (f) Rowe Price-Fleming International, Inc.: AST T. Rowe Price International Equity Portfolio, AST T. Rowe Price International Bond Portfolio; (g) Founders Asset Management LLC: AST Founders Passport Portfolio; (h) INVESCO Funds Group, Inc.: AST INVESCO Equity Income Portfolio; (i) Pacific Investment Management Company: AST PIMCO Total Return Bond Portfolio, AST PIMCO Limited Maturity Bond Portfolio; (j) American Century Investment Management, Inc.: AST American Century International Growth Portfolio, AST American Century Strategic Balanced Portfolio; (k) Putnam Investment Management, Inc.: AST Putnam Value Growth & Income Portfolio, AST Putnam International Equity Portfolio, AST Putnam Balanced Portfolio; (l) Cohen & Steers Capital Management, Inc.: AST Cohen & Steers Realty Portfolio; (m) Stein Roe & Farnham Incorporated: AST Stein Roe Venture Portfolio; (n) Bankers Trust Company: AST Bankers Trust Enhanced 500 Portfolio; (o) Marsico Capital Management, LLC: AST Marsico Capital Growth Portfolio; (p) Neuberger Berman Management, Incorporated: AST Neuberger Berman Mid-Cap Value Portfolio, AST Neuberger Berman Mid-Cap Growth Portfolio; (q) OppenheimerFunds, Inc.: AST Oppenheimer Large-Cap Growth Portfolio; (r) Scudder Kemper Investments, Inc.:
AST Kemper Small-Cap Growth Portfolio.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Trust's current Prospectus, a copy of which may be obtained by writing the Trust's administrative office at One Corporate Drive, Shelton, Connecticut 06484 or by calling (203) 926-1888.



This Statement relates to the Trust's Prospectus dated December 31, 1998.

                                TABLE OF CONTENTS

Caption                                                                                                        Page


General Information and History...................................................................................3
Investment Objectives and Policies................................................................................3
     AST Founders Passport Portfolio
     AST T. Rowe Price International Equity Portfolio
     AST Putnam  International  Equity  Portfolio
     AST Janus Overseas Growth Portfolio
     AST American Century  International  Growth Portfolio
     AST Janus Small-Cap Growth Portfolio
     AST Kemper  Small-Cap Growth Portfolio
     AST Lord Abbett Small Cap Value Portfolio
     AST T. Rowe Price Small Company Value  Portfolio
     AST Neuberger  Berman Mid-Cap Growth  Portfolio
     AST Neuberger  Berman  Mid-Cap Value  Portfolio
     AST T. Rowe  Price  Natural  Resources  Portfolio
     AST  Oppenheimer   Large-Cap  Growth Portfolio
     AST Marsico Capital Growth  Portfolio
     AST JanCap Growth  Portfolio
     AST Bankers Trust  Enhanced 500  Portfolio
     AST Cohen & Steers Realty  Portfolio
     AST Putnam  Value  Growth & Income  Portfolio
     AST Lord  Abbett  Growth  and  Income Portfolio
     AST INVESCO Equity Income Portfolio
     AST Putnam Balanced  Portfolio
     AST American Century Strategic Balanced Portfolio
     AST T. Rowe Price Asset Allocation Portfolio
     AST T. Rowe Price  International  Bond  Portfolio
     AST Federated  High Yield Portfolio
     AST PIMCO Total Return Bond Portfolio
     AST PIMCO Limited Maturity Bond Portfolio
     AST Money Market Portfolio
Investment Restrictions.........................................................................................172
Certain Risk Factors and Investment Methods.....................................................................188
Portfolio Turnover..............................................................................................203
Organization and Management of the Trust........................................................................204
Investment Advisory and Other Services..........................................................................207
Brokerage Allocation............................................................................................211
Allocation of Investments.......................................................................................212
Computation of Net Asset Values.................................................................................212
Sale of Shares.....................................................................................................
Description of Shares of the Trust.................................................................................
Underwriter.....................................................................................................213
Tax Matters.....................................................................................................213
Performance.....................................................................................................213
Custodian..........................................................................................................
Other Information...............................................................................................215
Financial Statements............................................................................................215
Appendix A Financial Statements for American Skandia Trust......................................................A-1
Appendix B Definition of Certain Debt Securities Ratings........................................................B-1



GENERAL INFORMATION AND HISTORY:


     .........Prior  to May 1,  1992,  the  Trust  was  known  as the  Henderson
International Growth Fund, which consisted of only one portfolio. This Portfolio is now known as the AST Putnam International Equity Portfolio (formerly, the Seligman Henderson International Equity Portfolio). The AST Lord Abbett Growth and Income Portfolio was first offered as of May 1, 1992. The AST JanCap Growth Portfolio and the AST Money Market Portfolio were first offered as of November 4, 1992. The AST Neuberger Berman Mid-Cap Value Portfolio (formerly, the Federated Utility Income Portfolio) and the AST Putnam Balanced Portfolio (formerly, the AST Phoenix Balanced Asset Portfolio) were first offered as of May 1, 1993. The AST Federated High Yield Portfolio, the AST T. Rowe Price Asset Allocation Portfolio, the AST T. Rowe Price International Equity Portfolio, the AST Janus Small-Cap Growth Portfolio (formerly, the Founders Capital Appreciation Portfolio), the AST INVESCO Equity Income Portfolio and the AST PIMCO Total Return Bond Portfolio were first offered as of December 31, 1993. The AST T. Rowe Price International Bond Portfolio (formerly, the AST Scudder International Bond Portfolio) was first offered as of May 1, 1994. The AST Neuberger Berman Mid-Cap Growth Portfolio (formerly, the Berger Capital Growth Portfolio) was first offered as of October 19, 1994. The AST Founders Passport Portfolio (formerly, the Seligman Henderson International Small Cap Portfolio), the AST T. Rowe Price Natural Resources Portfolio and the AST PIMCO Limited Maturity Bond Portfolio were first offered as of May 2, 1995. The AST Oppenheimer Large-Cap Growth Portfolio (formerly, the Robertson Stephens Value + Growth Portfolio) was first offered as of May 2, 1996. The AST Janus Overseas Growth Portfolio, the AST T. Rowe Price Small Company Value Portfolio, the AST
American Century International Growth Portfolio, the AST American Century Strategic Balanced Portfolio and the AST Putnam Value Growth & Income Portfolio were first offered as of January 2, 1997. The AST Marsico Capital Growth Portfolio was first offered as of December 22, 1997. The AST Lord Abbett Small Cap Value Portfolio, the AST Cohen & Steers Realty Portfolio, the AST Stein Roe Venture Portfolio, and the AST Bankers Trust Enhanced 500 Portfolio were first offered as of January 2, 1998. The AST Kemper Small-Cap Growth Portfolio was first offered as of January 4, 1999.


INVESTMENT OBJECTIVES AND POLICIES:

     .........The  following  information  supplements,  and  should  be read in conjunction with, the discussion in the Trust's Prospectus of the investment objective and policies of each Portfolio. The investment objective and supplemental information regarding the investment policies for each of the Portfolios are described below and should be considered separately. Each Portfolio has a different investment objective and certain policies may vary. As a result, the risks, opportunities and return in each Portfolio may differ. There can be no assurance that any Portfolio's investment objective will be achieved. Certain risk factors in relation to various securities and instruments in which the Portfolios may invest are described in this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

     .........The   investment   objective  and  the  investment   policies  and
limitations of each Portfolio, unless otherwise specified, are not "fundamental" policies and may be changed by the Board of Trustees of the Trust without approval of the shareholders of the affected Portfolio. Those investment policies specifically labeled as fundamental, including those described in the "Investment Restrictions" section of this Statement. may not be changed without shareholder approval. Fundamental investment policies of a Portfolio may be changed only with the approval of at least the lesser of (1) 67% or more of the total shares of the Portfolio represented at a meeting at which more than 50% of the outstanding shares of the Portfolio are represented, or (2) a majority of the outstanding shares of the Portfolio.

AST Founders Passport Portfolio:

     Investment Objective: The investment objective of the Portfolio is to seek capital appreciation. This is a fundamental objective of the Portfolio.

Investment Policies:

         Options On Stock Indices and Stocks. An option is a right to buy or sell a security at a specified price within a limited period of time. The Portfolio may write ("sell") covered call options on any or all of its portfolio securities. In addition, the Portfolio may purchase options on securities. The Portfolio may also purchase put and call options on stock indices.

         The Portfolio may write ("sell") options on any or all of its portfolio securities and at such time and from time to time as the Sub-advisor shall determine to be appropriate. No specified percentage of the Portfolio's assets is invested in securities with respect to which options may be written. The extent of the Portfolio's option writing activities will vary from time to time depending upon the Sub-advisor's evaluation of market, economic and monetary conditions.

         When the Portfolio purchases a security with respect to which it intends to write an option, it is likely that the option will be written concurrently with or shortly after purchase. The Portfolio will write an option on a particular security only if the Sub-advisor believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Portfolio to enter into a closing purchase transaction and close out its position. If the Portfolio desires to sell a particular security on which it has written an option, it will effect a closing purchase transaction prior to or concurrently with the sale of the security.

         The Portfolio may enter into closing purchase transactions to reduce the percentage of its assets against which options are written, to realize a profit on a previously written option, or to enable it to write another option on the underlying security with either a different exercise price or expiration time or both.

         Options written by the Portfolio will normally have expiration dates between three and nine months from the date written. The exercise prices of options may be below, equal to or above the current market values of the underlying securities at the times the options are written. From time to time for tax and other reasons, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice assigned to it, rather than delivering such security from its portfolio.

         A stock index measures the movement of a certain group of stocks by assigning relative values to the stocks included in the index. The Portfolio purchases put options on stock indices to protect the portfolio against decline in value. The Portfolio purchases call options on stock indices to establish a position in equities as a temporary substitute for purchasing individual stocks that then may be acquired over the option period in a manner designed to minimize adverse price movements. Purchasing put and call options on stock indices also permits greater time for evaluation of investment alternatives. When the Sub-advisor believes that the trend of stock prices may be downward, particularly for a short period of time, the purchase of put options on stock indices may eliminate the need to sell less liquid stocks and possibly repurchase them later. The purpose of these transactions is not to generate gain, but to "hedge" against possible loss. Therefore, successful hedging activity will not produce net gain to the Portfolio. Any gain in the price of a call option is likely to be offset by higher prices the Portfolio must pay in rising markets, as cash reserves are invested. In declining markets, any increase in the price of a put option is likely to be offset by lower prices of stocks owned by the Portfolio.

         The Portfolio may purchase only those put and call options that are listed on a domestic exchange or quoted on the automatic quotation system of the National Association of Securities Dealers, Inc. ("NASDAQ"). Options traded on stock exchanges are either broadly based, such as the Standard & Poor's 500 Stock Index and 100 Stock Index, or involve stocks in a designated industry or group of industries. The Portfolio may utilize either broadly based or market segment indices in seeking a better correlation between the indices and the portfolio.

         Transactions in options are subject to limitations, established by each of the exchanges upon which options are traded, governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are held in one or more accounts. Thus, the number of options the Portfolio may hold may be affected by options held by other advisory clients of the Sub-advisor. As of the date of this Statement, the Sub-advisor believes that these limitations will not affect the purchase of stock index options by the Portfolio.

         One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the Portfolio. Other risks of purchasing options include the possibility that a liquid secondary market may not exist at a time when the Portfolio may wish to close out an option position. It is also possible that trading in options on stock indices might be halted at a time when the securities markets generally were to remain open. In cases where the market value of an issue supporting a covered call option exceeds the strike price plus the premium on the call, the Portfolio will lose the right to appreciation of the stock for the duration of the option. For an additional discussion of options on stock indices and stocks and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Futures Contracts. The Portfolio may enter into futures contracts (or options thereon) for hedging purposes. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission and must be executed through a futures commission merchant (an "FCM") or brokerage firm which is a member of the relevant contract market. Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities.

         The acquisition or sale of a futures contract could occur, for example, if the Portfolio held or considered purchasing equity securities and sought to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Portfolio could sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Portfolio and thereby prevent the Portfolio's net asset value from declining as much as it otherwise would have. The Portfolio also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique would allow the Portfolio to maintain a defensive position without having to sell portfolio securities.

         Similarly, when prices of equity securities are expected to increase, futures contracts could be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Portfolio could take advantage of the potential rise in the value of equity securities without buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could buy equity securities on the cash market.

         The Portfolio may also enter into interest rate and foreign currency futures contracts. Interest rate futures contracts currently are traded on a variety of fixed-income securities, including long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, West German mark and on Eurodollar deposits.

         The Portfolio will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its total assets after taking into account unrealized profits and losses on options entered into. In the case of an option that is "in-the-money," the in-the-money amount may be excluded in computing such 5%. In general a call option on a future is "in-the-money" if the value of the future exceeds the exercise ("strike") price of the call; a put option on a future is "in-the-money" if the value of the future which is the subject of the put is exceeded by the strike price of the put. The Portfolio may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes. As to long positions which are used as part of the Portfolio's strategies and are incidental to its activities in the underlying cash market, the "underlying commodity value" of the Portfolio's futures and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other dollar-denominated high-quality, short-term money instruments so set aside, plus sums deposited on margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant. The "underlying commodity value" of a future is computed by multiplying the size of the future by the daily settlement price of the future. For an option on a future, that value is the underlying commodity value of the future underlying the option.

         Unlike the situation in which the Portfolio purchases or sells a security, no price is paid or received by the Portfolio upon the purchase or sale of a futures contract. Instead, the Portfolio is required to deposit in a segregated asset account an amount of cash or qualifying securities (currently U.S. Treasury bills), currently in a minimum amount of $15,000. This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract. However, since losses on open contracts are required to be reflected in cash in the form of variation margin payments, the Portfolio may be required to make additional payments during the term of a contract to its broker. Such payments would be required, for example, where, during the term of an interest rate futures contract purchased by the Portfolio, there was a general increase in interest rates, thereby making the Portfolio's securities less valuable. In all instances involving the purchase of financial futures contracts by the Portfolio, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the future contracts, will be deposited in a segregated account with the Portfolio's custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Portfolio may elect to close its position by taking an opposite position which will operate to terminate the Portfolio's position in the futures contract.

         Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three business days for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it would be impossible for the Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract were not liquid because of price fluctuation limits or otherwise, the Portfolio would not promptly be able to liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its futures positions also could be impaired. For an additional discussion of futures contracts and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Options on Futures Contracts. The Portfolio may purchase put and call options on futures contracts. An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, a contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits.

         A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

         An option, whether based on a futures contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

         The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. See "Options on Foreign Currencies" below. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Portfolio is not fully invested it could buy a call option on a futures contract to hedge against a market advance. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio would be able to buy a put option on a futures contract to hedge the Portfolio against the risk of falling prices. For an additional discussion of options on futures contracts and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risks Factors and Investment Methods."

         Options on Foreign Currencies. The Portfolio may buy and sell options on foreign currencies for hedging purposes in a manner similar to that in which futures on foreign currencies would be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated would reduce the U.S. dollar value of such securities, even if their value in the foreign currency remained constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio could buy put options on the foreign currency. If the value of the currency declines, the Portfolio would have the right to sell such currency for a fixed amount in U.S. dollars and would thereby offset, in whole or in part, the adverse effect on the Portfolio which otherwise would have resulted. Conversely, when a rise is projected in the U.S. dollar value of a currency in which securities to be acquired are denominated, thereby increasing the cost of such securities, the Portfolio could buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.

         Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

         The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

         Risk Factors of Investing in Futures and Options. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, and options on securities indices, securities, and foreign currencies draws upon skills and experience which are different from those needed to select the other instruments in which the Portfolio invests. Should interest or exchange rates or the prices of securities or financial indices move in an unexpected manner, the Portfolio may not achieve the desired benefits of futures and options or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies and negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

         The Portfolio's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing and it is impossible to predict the amount of trading interest that may exist in those instruments in the future. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to the Portfolio as the possible loss of the entire premium paid for an option bought by the Portfolio and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that the Portfolio will be able to use those instruments effectively for the purposes set forth above.

         In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be affected adversely by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume. For an additional discussion of certain risks involved in investing in futures and options, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

     Foreign Securities. Investments in foreign countries involve certain risks which are not typically associated with U.S. investments. For a discussion of certain risks involved in foreign investing, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Forward Contracts for Purchase or Sale of Foreign Currencies. The Portfolio generally conducts its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When the Portfolio purchases or sells a security denominated in a foreign currency, it may enter into a forward foreign currency contract ("forward contract") for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Portfolio generally will not enter into forward contracts with a term greater than one year. In this manner, the Portfolio may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Portfolio will not speculate in forward contracts.

         Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When the Sub-advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar (or sometimes against another currency), the Portfolio may enter into a forward contract to sell, for a fixed dollar or other currency amount, foreign currency approximating the value of some or all of the Portfolio's securities denominated in that currency. In addition, the Portfolio may engage in "proxy-hedging," i.e., entering into forward contracts to sell a different foreign currency than the one in which the underlying investments are denominated with the expectation that the value of the hedged currency will correlate with the value of the underlying currency. The Portfolio will not enter into forward contracts or maintain a net exposure to such contracts where the fulfillment of the contracts would require the Portfolio to deliver an amount of foreign currency or a proxy currency in excess of the value of its portfolio securities or other assets denominated in the currency being hedged. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the Portfolio's limitation on investing in illiquid securities.

         At the consummation of a forward contract for delivery by the Portfolio of a foreign currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other Portfolio assets into such currency.

         Dealings in forward contracts by the Portfolio will be limited to the transactions described above. Of course, the Portfolio is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Sub-advisor. It also should be realized that this method of protecting the value of the Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. For an additional discussion of forward foreign currency contracts and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Illiquid Securities. As discussed in the Prospectus, the Portfolio may invest up to 15% of the value of its net assets, measured at the time of investment, in investments which are not readily marketable. Restricted securities are securities that may not be resold to the public without registration under the Securities Act of 1933 (the "1933 Act"). Restricted securities (other than Rule 144A securities deemed to be liquid, discussed below) and securities which, due to their market or the nature of the security, have no readily available markets for their disposition are considered to be not readily marketable or "illiquid." These limitations on resale and marketability may have the effect of preventing the Portfolio from disposing of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Portfolio might have to bear the expense and incur the delays associated with effecting registration. In purchasing illiquid securities, the Portfolio does not intend to engage in underwriting activities, except to the extent the Portfolio may be deemed to be a statutory underwriter under the Securities Act in purchasing or selling such securities. Illiquid securities will be purchased for investment purposes only and not for the purpose of exercising control or management of other companies. For an additional discussion of illiquid or restricted securities and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         The Board of Trustees of the Trust has promulgated guidelines with respect to illiquid securities.

         Rule 144A Securities. In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

         Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Portfolio may invest in Rule 144A securities which, as disclosed in the Trust's Prospectus, are restricted securities which may or may not be readily marketable. Rule 144A securities are readily marketable if institutional markets for the securities develop pursuant to Rule 144A which provide both readily ascertainable values for the securities and the ability to liquidate the securities when liquidation is deemed necessary or advisable. However, an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A security held by the Portfolio could affect adversely the marketability of the security. In such an instance, the Portfolio might be unable to dispose of the security promptly or at reasonable prices.

         The Sub-advisor will determine that a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule, and that such securities are not subject to the Portfolio's limitations on investing in securities that are not readily marketable. The Sub-advisor will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of additional potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfers).

         Lower-Rated or Unrated Fixed-Income Securities. The Portfolio may invest up to 5% of its total assets in fixed-income securities which are unrated or are rated below investment grade either at the time of purchase or as a result of reduction in rating after purchase. (This limitation does not apply to convertible securities and preferred stocks.) Investments in lower-rated or unrated securities are generally considered to be of high risk. These debt securities, commonly referred to as junk bonds, are generally subject to two kinds of risk, credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. The ratings given a security by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") provide a generally useful guide as to such credit risk. For a description of securities ratings, see the Appendix to this Statement. The lower the rating given a security by a rating service, the greater the credit risk such rating service perceives to exist with respect to the security. Increasing the amount of the Portfolio's assets invested in unrated or lower grade securities, while intended to increase the yield produced by those assets, will also increase the risk to which those assets are subject.

         Market risk relates to the fact that the market values of debt securities in which the Portfolio invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wider fluctuations in yields and market values than higher rated securities and may have speculative characteristics. In order to decrease the risk in investing in debt securities, in no event will the Portfolio ever invest in a debt security rated below B by Moody's or by S&P. Of course, relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that the securities in which they invest will decline in value, since credit ratings represent evaluations of the safety of principal, dividend, and interest payments on debt securities, and not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

         Because investment in medium and lower-rated securities involves greater credit risk, achievement of the Portfolio's investment objective may be more dependent on the Sub-advisor's own credit analysis than is the case for funds that do not invest in such securities. In addition, the share price and yield of the Portfolio may fluctuate more than in the case of funds investing in higher quality, shorter term securities. Moreover, a significant economic downturn or major increase in interest rates may result in issuers of lower-rated securities experiencing increased financial stress, which would adversely affect their ability to service their principal, dividend, and interest obligations, meet projected business goals, and obtain additional financing. In this regard, it should be noted that while the market for high yield debt securities has been in existence for many years and from time to time has experienced economic downturns in recent years, this market has involved a significant increase in the use of high yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high yield debt securities market, particularly during periods of economic recession. Furthermore, expenses incurred in recovering an investment in a defaulted security may adversely affect the Portfolio's net asset value. Finally, while the Sub-advisor attempts to limit purchases of medium and lower-rated securities to securities having an established secondary market, the secondary market for such securities may be less liquid than the market for higher quality securities. The reduced liquidity of the secondary market for such securities may adversely affect the market price of, and ability of the Portfolio to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations. The Portfolio does not invest in any medium and lower-rated securities which present special tax consequences, such as zero-coupon bonds or pay-in-kind bonds. For an additional discussion of certain risks involved in lower-rated securities, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         The Sub-advisor seeks to reduce the overall risks associated with the Portfolio's investments through diversification and consideration of factors affecting the value of securities it considers relevant. No assurance can be given, however, regarding the degree of success that will be achieved in this regard or that the Portfolio will achieve its investment objective.

         Repurchase Agreements. Subject to guidelines promulgated by the Board of Trustees of the Trust, the Portfolio may enter into repurchase agreements with respect to money market instruments eligible for investment by the Portfolio with member banks of the Federal Reserve system, registered broker-dealers, and registered government securities dealers. A repurchase agreement may be considered a loan collateralized by securities. Repurchase agreements maturing in more than seven days are considered illiquid and will be subject to the Portfolio's limitation with respect to illiquid securities.

         The Portfolio has not adopted any limits on the amounts of its total assets that may be invested in repurchase agreements which mature in less than seven days. The Portfolio may invest up to 15% of the market value of its net assets, measured at the time of purchase, in securities which are not readily marketable, including repurchase agreements maturing in more than seven days. For an additional discussion of repurchase agreements and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Convertible Securities. The Portfolio may buy securities convertible into common stock if, for example, the Sub-advisor believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Portfolio; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.


         Temporary Defensive Investments. Up to 100% of the assets of the Portfolio may be invested temporarily in U.S. government obligations, commercial paper, bank obligations, repurchase agreements, negotiable U.S.
dollar-denominated obligations of domestic and foreign branches of U.S. depository institutions, U.S. branches of foreign depository institutions, and foreign depository institutions, in cash, or in other cash equivalents, if the Sub-advisor determines it to be appropriate for purposes of enhancing liquidity or preserving capital in light of prevailing market or economic conditions. U.S. government obligations include Treasury bills, notes and bonds, and issues of United States agencies, authorities and instrumentalities. Some government obligations, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States Treasury. Other obligations, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the United States Treasury; and others, such as bonds issued by Federal National Mortgage Association (a private corporation), are supported only by the credit of the agency, authority or instrumentality. The Portfolio also may invest in obligations issued by the International Bank for Reconstruction and Development (IBRD or "World Bank"). For more information on mortgage-backed securities, see this Statement and the Company's Prospectus under "Certain Risk Factors and Investment Methods."


         Investment Policies Which May be Changed Without Shareholder Approval. The following limitations are applicable to the AST Founders Passport Portfolio. These limitations are not "fundamental" restrictions, and may be changed by the Trustees without shareholder approval. The Portfolio will not:

         1. Invest more than 15% of the market value of its net assets in securities which are not readily marketable, including repurchase agreements maturing in over seven days;

         2.  Purchase  securities  of  other  investment   companies  except  in
compliance with the 1940 Act;

         3. Invest in companies for the purpose of exercising control or management.

         4. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions (and provided that margin payments and other deposits in connection with transactions in options, futures and forward contracts shall not be deemed to constitute purchasing securities on margin); or

         5. Sell securities short.

         In addition, in periods of uncertain market and economic conditions, as determined by the Sub-advisor, the Portfolio may depart from its basic investment objective and assume a defensive position with up to 100% of its assets temporarily invested in high quality corporate bonds or notes and government issues, or held in cash.

         If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit that results from a change in values or net assets will not be considered a violation.

AST T. Rowe Price International Equity Portfolio:

Investment Objective: The investment objective of the Portfolio is to seek a total return on its assets from long-term growth of capital and income principally through investments in common stocks of established, non-U.S. companies. Investments may be made solely for capital appreciation or solely for income or any combination of both for the purpose of achieving a higher overall return. This is a fundamental objective of the Portfolio.

Investment Policies: The Sub-advisor regularly analyzes a broad range of international equity and fixed-income markets in order to assess the degree of risk and level of return that can be expected from each market. Based upon its current assessment, Sub-advisor believes long-term growth of capital may be achieved by investing in marketable securities of non-U.S. companies which have the potential for growth of capital. Of course, there can be no assurance that the Sub-advisor's forecasts of expected return will be reflected in the actual returns achieved by the Portfolio.

          The Portfolio's share price will fluctuate with market, economic and foreign exchange conditions, and your investment may be worth more or less when redeemed than when purchased. The Portfolio should not be relied upon as a complete investment program, nor used to play short-term swings in the stock or foreign exchange markets. The Portfolio is subject to risks unique to international investing. Further, there is no assurance that the favorable trends discussed below will continue, and the Portfolio cannot guarantee it will achieve its objective.

          It is the present intention of the Sub-advisor to invest in companies based in (or governments of or within) the Far East (for example, Japan, Hong Kong, Singapore, and Malaysia), Western Europe (for example, United Kingdom, Germany, Netherlands, France, Spain, and Switzerland), South Africa, Australia, Canada, and such other areas and countries as the Sub-advisor may determine from time to time.

          In determining the appropriate distribution of investments among various countries and geographic regions, the Sub-advisor ordinarily considers the following factors: prospects for relative economic growth between foreign countries; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of individual investment opportunities available to international investors.

          In analyzing companies for investment, the Sub-advisor ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their market place. While current dividend income is not a prerequisite in the selection of portfolio companies, the companies in which the Portfolio invests normally will have a record of paying dividends, and will generally be expected to increase the amounts of such dividends in future years as earnings increase.


          The Portfolio will invest in securities denominated in currencies specified elsewhere herein.

          It is contemplated that most foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market.

          The Portfolio may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. The Portfolio's investment in these funds is subject to the provisions of the 1940 Act discussed below. If the Portfolio invests in such investment funds, the Portfolio's shareholders will bear not only their proportionate share of the expenses of the Portfolio (including operating expenses and the fees of the Investment Manager), but also will bear indirectly similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

          Apart from the matters described herein, the Portfolio is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Portfolio as described in the Trust's Prospectus and this Statement. It should be noted, however, that this situation could change at any time.

          The Portfolio may invest in companies located in Eastern Europe. The Portfolio will only invest in a company located in, or a government of, Eastern Europe or Russia, if the Sub-advisor believes the potential return justifies the risk. To the extent any securities issued by companies in Eastern Europe and Russia are considered illiquid, the Portfolio will be required to include such securities within its 15% restriction on investing in illiquid securities.

          Risk Factors of Foreign Investing. There are special risks in investing in the Portfolio. Certain of these risks are inherent in any international mutual fund; others relate more to the countries in which the Portfolio will invest. Many of the risks are more pronounced for investments in developing or emerging countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a per capita gross national product of less than $8,000.

          Investors should understand that all investments have a risk factor. There can be no guarantee against loss resulting from an investment in the Portfolio, and there can be no assurance that the Portfolio's investment policies will be successful, or that its investment objective will be attained. The Portfolio is designed for individual and institutional investors seeking to diversify beyond the United States in an actively researched and managed portfolio, and is intended for long-term investors who can accept the risks entailed in investment in foreign securities. For a discussion of certain risks involved in foreign investing see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


          The Portfolio may also invest in the following:


          Writing Covered Call Options. The Portfolio may write (sell) "covered" call options and purchase options to close out options previously written by the Portfolio. In writing covered call options, the Portfolio expects to generate additional premium income which should serve to enhance the Portfolio's total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in Sub-advisor's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Portfolio.

          The Portfolio will write only covered call options. This means that the Portfolio will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash or other liquid assets having a value equal to the fluctuating market value of the optioned securities or currencies.

         Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Portfolio will not do), but capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely, retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Portfolio has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligations as a writer. If a call option which the Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security or currency. The Portfolio does not consider a security or currency covered by a call "pledged" as that term is used in the Portfolio's policy which limits the pledging or mortgaging of its assets.

          The premium received is the market value of an option. The premium the Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Sub-advisor, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Portfolio for writing covered call options will be recorded as a liability of the Portfolio. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Portfolio is computed (close of the New York Stock Exchange), or, in the absence of such sale, the average of the latest bid and asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

          Call options written by the Portfolio will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Portfolio may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

          The Portfolio will effect closing transactions in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or, to permit the sale of the underlying security or currency. The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Portfolio.

          The Portfolio will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering call or put options exceeds 25% of the market value of the Portfolio's net assets. In calculating the 25% limit, the Portfolio will offset, against the value of assets covering written calls and puts, the value of purchased calls and puts on identical securities or currencies with identical maturity dates.

          Writing Covered Put Options. Although the Portfolio has no current intention in the foreseeable future of writing American or European style covered put options and purchasing put options to close out options previously written by the Portfolio, the Portfolio reserves the right to do so.

          The Portfolio would write put options only on a covered basis, which means that the Portfolio would maintain in a segregated account cash, U.S. government securities or other liquid high-grade debt obligations in an amount not less than the exercise price or the Portfolio will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" options at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Portfolio would generally write covered put options in circumstances where the Sub-advisor wishes to purchase the underlying security or currency for the Portfolio's portfolio at a price lower than the current market price of the security or currency. In such event the Portfolio would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Portfolio. In addition, the Portfolio, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

          The Portfolio will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the Portfolio's net assets. In calculating the 25% limit, the Portfolio will offset, against the value of assets covering written puts and calls, the value of purchased puts and calls on identical securities or currencies with identical maturity dates. For a discussion of certain risks involved in options, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


          Purchasing Put Options. The Portfolio may purchase American or European style put options. As the holder of a put option, the Portfolio has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Portfolio may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided in this Statement under "Certain Risk Factors and Investment Methods."


          The premium paid by the Portfolio when purchasing a put option will be recorded as an asset of the Portfolio. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Portfolio is computed (close of New York Stock Exchange), or, in the absence of such sale, the latest bid price. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.


          Purchasing Call Options. The Portfolio may purchase American or European style call options. As the holder of a call option, the Portfolio has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Portfolio may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Portfolio may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided in this Statement under "Certain Risk Factors and Investment Methods."


          The Portfolio may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.


          The Portfolio will not commit more than 5% of its total assets to premiums when purchasing call or put options.


          Dealer Options. The Portfolio may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Portfolio would look to a clearing corporation to exercise exchange-traded options, if the Portfolio were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Failure by the dealer to perform would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

          Futures Contracts.


                   Transactions in Futures. The Portfolio may enter into financial futures contracts, including stock index, interest rate and currency futures ("futures" or "futures contracts"); however, the Portfolio has no current intention of entering into interest rate futures. The Portfolio, however, reserves the right to trade in financial futures of any kind.


          Stock index futures contracts may be used to attempt to provide a hedge for a portion of the Portfolio, as a cash management tool, or as an efficient way for the Sub-advisor to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. Stock index futures contracts are currently traded with respect to the S&P 500 Index and other broad stock market indices, such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index. The Portfolio may, however, purchase or sell futures contracts with respect to any stock index whose movements will, in its judgment, have a significant correlation with movements in the prices of all or portions of the Portfolio's portfolio securities.

          Interest rate or currency futures contracts may be used to attempt to hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Portfolio. In this regard, the Portfolio could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.


          The Portfolio will enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Portfolio's objectives in these areas. For a discussion of futures transactions and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


                   Regulatory Limitations. The Portfolio will engage in transactions in futures contracts and options thereon only for bona fide hedging, yield enhancement and risk management purposes, in each case in accordance with the rules and regulations of the CFTC.

          The Portfolio may not enter into futures contracts or options thereon if, with respect to positions which do not qualify as bona fide hedging under applicable CFTC rules, the sum of the amounts of initial margin deposits on the Portfolio's existing futures and premiums paid for options on futures would exceed 5% of the net asset value of the Portfolio after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.


          In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by the Portfolio, an amount of cash or other liquid assets equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the Portfolio to cover the position, or alternative cover (such as owning an offsetting position) will be employed.




          Options on Futures Contracts. As an alternative to writing or purchasing call and put options on stock index futures, the Portfolio may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the Portfolio and other mutual funds or portfolios of mutual funds managed by the Sub-Advisor or AST T. Rowe Price Associates, Inc. Such aggregated orders would be allocated among the Portfolio and such other portfolios in a fair and non-discriminatory manner. See this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods" for a description of certain risks involved in options and futures contracts.

          Additional Futures and Options Contracts. Although the Portfolio has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures or options trading might involve risks which differ from those involved in the futures and options described above.


          Foreign Futures and Options. The Portfolio is permitted to invest in foreign futures and options. For a description of foreign futures and options and certain risks involved therein as well as certain risks involved in foreign investing, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Currency Transactions. The Portfolio will generally enter into forward foreign currency exchange contracts under two circumstances. First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when the Sub-advisor believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. Alternatively, where appropriate, the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Portfolio. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Other than as set forth above and immediately below, the Portfolio will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. The Portfolio, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Portfolio's securities or other assets to which the forward contracts relate (including accrued interest to the maturity of the forward on such securities) provided the excess amount is "covered" by liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. For these purposes "the securities or other assets to which the forward contracts relate" may be securities or assets denominated in a single currency, or where proxy forwards are used, securities denominated in more than one currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Sub-advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served. The Portfolio will generally not enter into a forward contract with a term of greater than one year.

         At the maturity of a forward contract, the Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

         As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. However, as noted, in order to avoid excessive transactions and transaction costs, the Portfolio may use liquid, high-grade debt securities denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

         If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         The Portfolio's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Portfolio reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Portfolio is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Sub-advisor. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

         Although the Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. For an additional discussion of certain risks involved in foreign investing, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

          Federal  Tax  Treatment  of  Options,  Futures  Contracts  and Forward
Foreign Exchange Contracts. The Portfolio may enter into certain option, futures, and forward foreign exchange contracts, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.

          Transactions which are considered Section 1256 contracts will be considered to have been closed at the end of the Portfolio's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (or, in the case of foreign exchange contracts, entirely as ordinary income or loss). The Portfolio will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

          Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a foreign dollar denominated bond or currency position may be considered straddles for tax purposes in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

          Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital loss, if the security covering the option was held for more than twelve months prior to the writing of the option.

          In order for the Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent that net gain realized from option, futures or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement.


         As a result of the "Taxpayer Relief Act of 1997," entering into certain option, futures contracts, or forward contracts may be deemed a "constructive sale" of offsetting securities, which could result in a taxable gain from the sale being distributed to shareholders. The Portfolio would be required to distribute any such gain even though it would not receive proceeds from the sale at the time the option, futures or forward position is entered into.


          Hybrid Commodity and Security Instruments. Instruments have been developed which combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (hereinafter "Hybrid Instruments"). Often these hybrid instruments are indexed to the price of a commodity or particular currency or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. For a discussion of certain risks involved in hybrid instruments, see this Statement under "Certain Risk Factors and Investment Methods."

          Repurchase Agreements. Subject to guidelines promulgated by the Board of Trustees of the Trust, the Portfolio may enter into repurchase agreements through which an investor (such as the Portfolio) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price Associates, Inc. ("T. Rowe Price") approved list and have a credit rating with respect to its short-term debt of at least A1 by Standard & Poor's Corporation, P1 by Moody's Investors Service, Inc., or the equivalent rating by T. Rowe Price. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. The Portfolio will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) which the Portfolio's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

          Illiquid and Restricted Securities. The Portfolio may not invest in illiquid securities including repurchase agreements which do not provide for payment within seven days, if as a result, they would comprise more than 15% of the value of the Portfolio's net assets.

          Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Trust's Board of Trustees. If through the appreciation of illiquid securities or the depreciation of liquid securities, the Portfolio should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities, the Portfolio will take appropriate steps to protect liquidity.


          Notwithstanding the above, the Portfolio may purchase securities which while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Sub-advisor, under the supervision of the Trust's Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination Sub-advisor will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, Sub-advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, (4) and the nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Portfolio does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Portfolio's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


          The Board of Trustees of the Trust has promulgated guidelines with respect to illiquid securities.


          Lending of Portfolio Securities. For the purpose of realizing additional income, the Portfolio may make secured loans of portfolio securities amounting to not more than 33 1/3% of its total assets. This policy is a "fundamental policy." Securities loans are made to broker-dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under its investment program. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on three business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.


          Other Lending/Borrowing. Subject to approval by the Securities and Exchange Commission, the Portfolio may make loans to, or borrow funds from, other mutual funds sponsored or advised by the Sub-advisor or T. Rowe Price Associates, Inc. The Portfolio has no current intention of engaging in these practices at this time.

         When-Issued Securities and Forward Commitment Contracts. The Portfolio may purchase securities on a "when-issued" or delayed delivery basis and may purchase securities on a forward commitment basis. Any or all of the Portfolio's investments in debt securities may be in the form of when-issueds and forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but may be substantially longer for forwards. The Portfolio will cover its commitments with respect to these securities by maintaining cash and/or other liquid assets with its custodian bank equal in value to these commitments during the time between the purchase and the settlement. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. For a discussion of these securities and the risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."


          Cash Reserves. The Portfolio's cash reserves may be invested in domestic and foreign money market instruments rated within the top two credit categories by a national rating organization, or if unrated, of equivalent investment quality as determined by the Sub-advisor.


     Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable to the AST T. Rowe Price International Equity Portfolio. These limitations are not "fundamental" restrictions, and can be changed by the Trustees without shareholder approval. The Portfolio will not:

         1. Purchase additional securities when money borrowed exceeds 5% of the Portfolio's total assets.

     2. Invest in companies for the purpose of exercising management or control;

         3. Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities. Securities eligible for resale under Rule 144A of the Securities Act of 1933 may be subject to this 15% limitation;

         4. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act;

         5. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the Trust's Prospectus and this Statement;

         6. Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) the Portfolio may make margin deposits in connection with futures contracts and other permissible investments;

         7. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as a security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging, or hypothecating may not exceed 33 1/3% of the Portfolio's total assets at the time of borrowing or investment;

         8.     Effect short sales of securities;

         9. Invest in warrants if, as a result thereof, more than 10% of the value of the total assets of the Portfolio would be invested in warrants, except that this restriction does not apply to warrants acquired as a result of the purchase of another security. For purposes of these percentage limitations, the warrants will be valued at the lower of cost or market; or

         10. Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such positions would exceed 5% of the Portfolio's net assets.

         Notwithstanding anything in the above fundamental and operating restrictions to the contrary, the Portfolio may, as a fundamental policy, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio subject to the prior approval of the Investment Manager. The Investment Manager will not approve such investment unless: (a) the Investment Manager believes, on the advice of counsel, that such investment will not have an adverse effect on the tax status of the annuity contracts and/or life insurance policies supported by the separate accounts of the Participating Insurance Companies which purchase shares of the Trust; (b) the Investment Manager has given prior notice to the Participating Insurance Companies that it intends to permit such investment and has determined whether such Participating Insurance Companies intend to redeem any shares and/or discontinue purchase of shares because of such investment; (c) the Trustees have determined that the fees to be paid by the Trust for administrative, accounting, custodial and transfer agency services for the Portfolio subsequent to such an investment are appropriate, or the Trustees have approved changes to the agreements providing such services to reflect a reduction in fees; (d) the Sub-advisor for the Portfolio has agreed to reduce its fee by the amount of any investment advisory fees paid to the investment manager of such open-end management investment company; and (e) shareholder approval is obtained if required by law. The Portfolio will apply for such exemptive relief under the provisions of the 1940 Act, or other such relief as may be necessary under the then governing rules and regulations of the 1940 Act, regarding investments in such investment companies.

          In addition to the restrictions described above, some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment portfolios to permit indirect foreign investment in such securities. For tax purposes these portfolios may be known as Passive Foreign Investment Companies. The Portfolio is subject to certain percentage limitations under the 1940 Act relating to the purchase of securities of investment companies, and may be subject to the limitation that no more than 10% of the value of the Portfolio's total assets may be invested in such securities.

AST Putnam International Equity Portfolio:

     Investment Objective: The investment objective of the Portfolio is to seek capital appreciation. This is a fundamental objective of the Portfolio.

Investment Policies:

         The Portfolio is designed for investors seeking capital appreciation through a diversified portfolio of equity securities of companies located in a country other than the United States.

         Short-Term Trading. In seeking the Portfolio's objectives, the Sub-advisor will buy or sell portfolio securities whenever the Sub-advisor believes it appropriate to do so. In deciding whether to sell a portfolio security, the Sub-advisor does not consider how long the Portfolio has owned the security. From time to time the Sub-advisor will buy securities intending to seek short-term trading profits. A change in the securities held by the Portfolio is known as "portfolio turnover" and generally involves some expense to the Portfolio. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. As a result of the Portfolio's investment policies, under certain market conditions the Portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The Portfolio turnover rate is not a limiting factor when the Sub-advisor considers a change in the Portfolio.

     Restricted Securities. The Portfolio may invest in restricted securities. For a discussion of restricted securities and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Lending Portfolio Securities. The Portfolio may make secured loans of its securities, on either a short-term or long-term basis, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the Portfolio an amount equal to any dividends or interest received on securities lent. The Portfolio retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Portfolio retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Portfolio to exercise voting rights on any matters materially affecting the investment. The Portfolio may also call such loans in order to sell the securities.

         Forward Commitments. The Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Portfolio holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the Portfolio enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Where such purchases are made through dealers, the Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Portfolio of an advantageous yield or price. Although the Portfolio will generally enter into forward commitments with the intention of acquiring securities for the Portfolio or for delivery pursuant to options contracts it has entered into, the Portfolio may dispose of a commitment prior to settlement if the Sub-advisor deems it appropriate to do so. The Portfolio may realize short-term profits or losses upon the sale of forward commitments.

         The Portfolio may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

         Repurchase Agreements. Subject to guidelines adopted by the Board of Trustees of the Trust, the Portfolio may enter into repurchase agreements. A repurchase agreement is a contract under which the Portfolio acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). It is the Portfolio's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Sub-advisor will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. For an additional discussion of repurchase agreements and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Writing Covered Options. The Portfolio may write covered call options and covered put options on optionable securities held in the portfolio, when in the opinion of the Sub-advisor such transactions are consistent with the Portfolio's investment objective and policies. Call options written by the Portfolio give the purchaser the right to buy the underlying securities from the Portfolio at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Portfolio at a stated price.

         The Portfolio may write only covered options, which means that, so long as the Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Portfolio will hold cash or other liquid assets equal to the price to be paid if the option is exercised. In addition, the Portfolio will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Portfolio may write combinations of covered puts and calls on the same underlying security.

         If the Portfolio writes a call option but does not own the underlying security, and when it writes a put option, the Portfolio may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Portfolio may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations. For an additional discussion of options transactions, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Purchasing Put Options. The Portfolio may purchase put options to protect its holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the Portfolio, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Portfolio will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

         Purchasing Call Options. The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

         Risk Factors in Options Transactions. The successful use of the Portfolio's options strategies depends on the ability of the Sub-advisor to forecast correctly interest rate and market movements. The effective use of options also depends on the Portfolio's ability to terminate option positions at times when the Sub-advisor deems it desirable to do so. There is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

         A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Portfolio as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Portfolio, as option writer, would remain obligated under the option until expiration or exercise.

         Disruptions in the markets for the securities underlying options purchased or sold by the Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Portfolio as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Portfolio, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

         Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.


         In certain instances, the Portfolio may purchase and sell options in the over-the-counter markets. Over-the-counter ("OTC") options purchased by the Portfolio and assets held to cover OTC options written by the Portfolio may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the Portfolio's ability to invest in illiquid securities. For an additional discussion of certain risks involved in options transactions, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


         Futures Contracts and Related Options. Subject to applicable law, the Portfolio may invest without limit in the types of futures contracts and related options identified in the Prospectus for hedging and non-hedging purposes. The use of futures and options transactions for purposes other than hedging entails greater risks. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         The Portfolio may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the Portfolio. The Portfolio may close its positions by taking opposite positions which will operate to terminate the Portfolio's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the
Portfolio, and the Portfolio realizes a loss or a gain. Such closing transactions involve additional commission costs. For an additional discussion of futures contracts and related options, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


         Options on Futures Contracts. The Portfolio may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. Options on future contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The Portfolio may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its securities, the Portfolio may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the Portfolio may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Portfolio expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.


         As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected. For an additional discussion of options on futures contracts, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Risks of Transactions in Futures Contracts and Related Options. Successful use of futures contracts by the Portfolio is subject to the Sub-advisor's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Portfolio when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts. For an additional discussion of certain risks involved in futures contracts and related options, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Portfolio may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective. The Portfolio may also purchase and sell options on index futures contracts.

         For example, the Standard & Poor's Composite 500 Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Portfolio enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the Portfolio will gain $2,000 (500 units x gain of $4). If the Portfolio enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the Portfolio will lose $1,000 (500 units x loss of $2).

         There are several risks in connection with the use by the Portfolio of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Sub-advisor will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

         Successful use of index futures by the Portfolio is also subject to the Sub-advisor's ability to predict movements in the direction of the market. For example, it is possible that, where the Portfolio has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the Portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Sub-advisor may still not result in a profitable position over a short time period.

         Options on Stock Index Futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         Options on Indices. As an alternative to purchasing call and put options on index futures, the Portfolio may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures. For an additional discussion of options on indices and certain risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."

         Index Warrants. The Portfolio may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Portfolio were not to exercise an index warrant prior to its expiration, then the Portfolio would lose the amount of the purchase price paid by it for the warrant.

         The Portfolio will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Portfolio's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Portfolio will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Portfolio's ability to exercise the warrants at such time, or in such quantities, as the Portfolio would otherwise wish to do.

         Foreign Securities. The Portfolio will, under normal circumstances, invest at least 65% of its total assets in issuers located in at least three different countries other than the United States. Eurodollar certificates of deposit are excluded for purposes of this limitation. For a discussion of certain risks involved in foreign investing, in general, and the special risks involved in investing in developing countries or "emerging markets," see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Currency Transactions. The Portfolio may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to protect against uncertainty in the level of future currency exchange rates. In addition, the Portfolio may write covered call and put options on foreign currencies for the purpose of increasing its current return.

         Generally, the Portfolio may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Portfolio enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The Portfolio will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Portfolio will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.


         The  Portfolio  may  purchase or sell a foreign  currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.


         For transaction hedging purposes the Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Portfolio the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the Portfolio the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Portfolio the right to purchase the currency at the exercise price until the expiration of the option.


         When it engages in position hedging, the Portfolio enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Portfolio expects to purchase). In connection with position hedging, the Portfolio may purchase put or call options on foreign currency and on foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.


         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk Factors in Options Transactions" above.

         The Portfolio may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The Portfolio receives a premium from writing a call or put option, which increases the Portfolio's current return if the option expires unexercised or is closed out at a net profit. The Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

         The Portfolio's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. The Sub-advisor will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the Portfolio. Cross hedging transactions by the Portfolio involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

         The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

         The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets. For an additional discussion of foreign currency transactions and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Currency Forward and Futures Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Portfolio either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin.

         Foreign Currency Options. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

         The Portfolio will only purchase or write foreign currency options when the Sub-advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

         Settlement Procedures. Settlement procedures relating to the Portfolio's investments in foreign securities and to the Portfolio's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Portfolio's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the Portfolio may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

         Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

         Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable to the AST Putnam International Equity Portfolio. These limitations are not "fundamental" restrictions, and may be changed by the Trustees without shareholder approval. The Portfolio will not:

         1. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above;

         2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with futures contracts and options;

         3, Make short sales of securities or maintain a short sale position for the account of the Portfolio unless at all times when a short position is open it owns an equal amount of such securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and at least equal in amount to, the securities sold short;

     4. Invest in the securities of other investment companies except in compliance with the 1940 Act;

         5. Make investments for the purpose of gaining control of a company's management.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

AST Janus Overseas Growth Portfolio:

     Investment Objective: The investment objective of the Portfolio is to seek long-term growth of capital. This is a fundamental objective of the Portfolio.

Investment Policies:

         The portfolio pursues its objective by investing primarily in common stocks of foreign issuers of any size. The Portfolio normally invests at least 65% of its total assets in issuers from at least five different countries excluding the United States. The Portfolio may invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio subject to the prior approval of the Investment Manager. The Investment Manager will not approve such investment unless: (a) the Investment Manager believes, on the advice of counsel, that such investment will not have an adverse effect on the tax status of the annuity contracts and/or life insurance policies supported by the separate accounts of the Participating Insurance Companies which purchase shares of the Trust; (b) the Investment Manager has given prior notice to the Participating Insurance Companies that it intends to permit such investment and has determined whether such Participating Insurance Companies intend to redeem any shares and/or discontinue the purchase of shares because of such investment; (c) the Trustees have determined that the fees to be paid by the Trust for administrative, accounting, custodial and transfer agency services for the Portfolio subsequent to such an investment are appropriate, or the Trustees have approved changes to the agreements providing such services to reflect a reduction in fees; (d) the Sub-advisor has agreed to reduce its fee by the amount of any investment advisory fees paid to the investment manager of such open-end management investment company; and (e) shareholder approval is obtained if required by law. The Portfolio will apply for such exemptive relief under the provisions of the 1940 Act, or other such relief as may be necessary under the then governing rules and regulations of the 1940 Act, regarding investments in such investment companies.

         Futures, Options and Other Derivative Instruments. The Portfolio may enter into futures contracts on securities, financial indices, and foreign currencies and options on such contracts, and may invest in options on securities, financial indices and foreign currencies, forward contracts and swaps. The Portfolio will not enter into any futures contracts or options on futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions and options on futures contracts written by the Portfolio would exceed the market value of the total assets of the Portfolio. The Portfolio may invest in forward currency contracts with stated values of up to the value of the Portfolio's assets.

         The Portfolio may buy or write options in privately negotiated transactions on the types of securities and indices based on the types of securities in which the Portfolio is permitted to invest directly. The Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy, and only pursuant to procedures adopted, by the Sub-advisor for monitoring the creditworthiness of those entities. To the extent that an option bought or written by the Portfolio in a negotiated transaction is illiquid, the value of an option bought or the amount of the Portfolio's obligations under an option written by the Portfolio, as the case may be, will be subject to the Portfolio's limitation on illiquid investments. In the case of illiquid options, it may not be possible for the Portfolio to effect an offsetting transaction at a time when the Sub-advisor believes it would be advantageous for the Portfolio to do so. For a description of these strategies and instruments and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Eurodollar Instruments. The Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

         Swaps and Swap-Related Products. The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or high-grade liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the custodian of the Portfolio. If the Portfolio enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The Sub-advisor will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

         The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The Sub-advisor has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Portfolio sells (i.e., writes) caps and floors, it will segregate cash or high-grade liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

         There is no limit on the amount of interest rate swap transactions that may be entered into by the Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above. For an additional discussion of these strategies, see this Statement under "Certain Risk Factors and Investment Methods."

         Illiquid Investments. Subject to guidelines promulgated by the Board of Trustees of the Trust, the Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Sub-advisor will make liquidity determinations with respect to the Portfolio securities, including Rule 144A Securities and commercial paper. Under the guidelines established by the Trustees, the Sub-advisor will consider the following factors: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the security and the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, the Sub-advisor will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by an NRSRO.

         The Board of Trustees of the Trust has promulgated guidelines with respect to illiquid securities.

         Zero-Coupon, Pay-In-Kind and Step Coupon Securities. The Portfolio may invest up to 10% of its assets in zero-coupon, pay-in-kind and step coupon securities. For a discussion of zero-coupon debt securities and the risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."

         Pass-Through Securities. The Portfolio may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolio. For an additional discussion of pass-through securities and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Depositary Receipts. The Portfolio may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolio may also invest in European Depositary Receipts ("EDRs"), receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs, in bearer form, are designed for use in European securities markets. GDRs are securities convertible into equity securities of foreign issuers.

     Other  Income-Producing   Securities.   Other  types  of  income  producing
securities that the Portfolio may purchase include, but are not limited to, the following types of securities:

                  Variable and Floating Rate Obligations. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

                  Standby Commitments. These instruments, which are similar to a put, give the Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by that Portfolio at a specified price.

                  Tender Option Bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

                  Inverse Floaters. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. The Portfolio will not invest more than 5% of its assets in inverse floaters.
The Portfolio will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of the Portfolio.


         Repurchase and Reverse Repurchase Agreements. Subject to guidelines promulgated by the Board of Trustees of the Trust, the Portfolio may enter into repurchase agreements. Repurchase agreements that mature in more than seven days will be subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Sub-advisor to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Sub-advisor.
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Portfolio and other funds advised or sub-advised by the
Sub-advisor may invest in repurchase agreements and other money market instruments through a joint trading account. The Portfolio may also enter into reverse repurchase agreements. The Portfolio will enter into such agreements only to provide cash to satisfy unusually heavy redemption requests and for other temporary or emergency purposes, rather than to obtain cash to make additional investments. While a reverse repurchase agreement is outstanding, the Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolio will enter into reverse repurchase agreements only with parties that Sub-advisor deems creditworthy. For an additional description of these investment techniques, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


         Investment Policies Which May be Changed Without Shareholder Approval. The following limitations are applicable to the AST Janus Overseas Growth Portfolio. These limitations are not "fundamental" restrictions and may be changed by the Trustees without shareholder approval:

         1. The Portfolio will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

         2. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

         3. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

         4. The Portfolio does not currently intend to purchase securities of other investment companies, except in compliance with the 1940 Act.

         5. The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

         6. The Portfolio does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Sub-Advisor acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, and Section 4(2) commercial paper. Accordingly, such securities may not be subject to the foregoing limitation.

         7. The Portfolio may not invest in companies for the purpose of exercising control of management.

AST American Century International Growth Portfolio:

     Investment Objective: The investment objective of the Portfolio is to seek capital growth. This is a fundamental objective of the Portfolio.

Investment Policies:

         In general, within the restrictions outlined herein, the Portfolio has broad powers with respect to investing funds or holding them uninvested. Investments are varied according to what is judged advantageous under changing economic conditions. It will be the Sub-advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the Sub-advisor's intention that the Portfolio will generally consist of common stocks. However, the Sub-advisor may invest the assets of the Portfolio in varying amounts in other instruments and in senior securities, such as bonds, debentures, preferred stocks and convertible issues, when such a course is deemed appropriate in order to attempt to attain its financial objective.

         Forward Currency Exchange Contracts. The Portfolio conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward currency exchange contracts to purchase or sell foreign currencies.


         The Portfolio expects to use forward contracts under two circumstances:
(1) when the Sub-advisor wishes to "lock in" the U.S. dollar price of a security when the Portfolio is purchasing or selling a security denominated in a foreign currency, the Portfolio would be able to enter into a forward contract to do so ("transaction hedging"); (2) when the Sub-advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Portfolio would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of the Portfolio's securities either denominated in, or whose value is tied to, such foreign currency ("portfolio hedging"). It's anticipated that the Fund will enter into portfolio hedges much less frequently than transaction hedges.

         As to transaction hedging, when the Portfolio enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the Portfolio will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

         Under portfolio hedging, when the Sub-advisor believes that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, the Portfolio could enter into a forward contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The Portfolio will place cash or high-grade liquid securities in a separate account with its custodian in an amount sufficient to cover its obligation under the contract entered into under the second circumstance. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account equals the amount of the Portfolio's commitments with respect to such contracts. At any given time, no more than 10% of the Portfolio's assets will be committed to a segregated account in connection with portfolio hedging transactions.


         The precise matching of forward contracts in the amounts and values of securities involved would not generally be possible since the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the Sub-advisor believes that it is important to have flexibility to enter into such forward contracts when it determines that the Portfolio's best interests may be served.

         Generally, the Portfolio will not enter into a forward contract with a term of greater than one year. At the maturity of the forward contract, the Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the Portfolio to purchase, on the same maturity date, the same amount of the foreign currency.

         It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the Portfolio is obligated to deliver. For an additional discussion of forward currency exchange contracts and the risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Investments in Companies with Limited Operating History. The Portfolio may invest in the securities of issuers with limiting operating history. The Sub-advisor considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

         Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the Portfolio. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

         The Portfolio will not invest more than 5% of its total assets in the securities of issuers with less than a three-year operating history. The Sub-advisor will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.


     Repurchase Agreements. Subject to guidelines promulgated by the Board of Trustees of the Trust, the Portfolio may invest in repurchase agreements. The Portfolio will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities.


         Short Sales. The Portfolio may engage in short sales if, at the time of the short sale, the Portfolio owns or has the right to acquire an equal amount of the security being sold short at no additional cost.

         In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Portfolio engages in a short sale the collateral account will be maintained by the Portfolio's custodian. While the short sale is open the Portfolio will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Portfolio's long position.

         If the Portfolio sells short securities that it owns, any future gains or losses in the Portfolio's long position should be reduced by a gain or loss in the short position. The extent to which such gains or losses are reduced would depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales, but the Portfolio will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.


         Sovereign Debt Obligations. The Portfolio may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.


         Portfolio Turnover. The Sub-advisor will purchase and sell securities without regard to the length of time the security has been held and, accordingly, it can be expected that the rate of portfolio turnover may be substantial.

         The  Sub-advisor  intends to  purchase a given  security  whenever  the
Sub-advisor believes it will contribute to the stated objective of the Portfolio, even if the same security has only recently been sold. The Portfolio will sell a given security, no matter for how long or for how short a period it has been held, and no matter whether the sale is at a gain or at a loss, if the Sub-advisor believes that such security is not fulfilling its purpose, either because, among other things, it did not live up to the Sub-advisor's expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

         When a general decline in security prices is anticipated, the Portfolio may decrease or eliminate entirely its equity position and increase its cash position, and when a rise in price levels is anticipated, the Portfolio may increase its equity position and decrease its cash position. However, it should be expected that the Portfolio will, under most circumstances, be essentially fully invested in equity securities.

         Since investment decisions are based on the anticipated contribution of the security in question to the Portfolio's objectives, the rate of portfolio turnover is irrelevant when the Sub-advisor believes a change is in order to achieve those objectives, and the Portfolio's annual portfolio turnover rate cannot be anticipated and may be comparatively high. Since the Sub-advisor does not take portfolio turnover rate into account in making investment decisions,
(1) the Sub-advisor has no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates should not be considered as a representation of the rates that will be attained in the future.

         Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable to the AST American Century
International Growth Portfolio. These limitations are not "fundamental" restrictions and may be changed by the Trustees without shareholder approval. The Portfolio will not:

         1.       Invest more than 15% of its assets in illiquid investments;

         2. Invest in the securities of other investment companies except in compliance with the 1940 Act;

         3. Buy securities on margin or sell short (unless it owns or by virtue of its ownership of other securities has the right to obtain securities equivalent in kind and amount to the securities sold); however, the Portfolio may make margin deposits in connection with the use of any financial instrument or any transaction in securities permitted under its investment policies;

         4.       Invest in oil, gas or other mineral leases;

         5. Invest for control or for management.

AST Janus Small-Cap Growth Portfolio:

Investment Objective: As stated in the Prospectus, the Portfolio's investment objective is capital appreciation. Realization of income is not a significant investment consideration and any income realized on the Portfolio's investments therefore will be incidental to the Portfolio's objective.

Investment Policies:

         Illiquid Investments. The Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized the Sub-advisor to make liquidity determinations with respect to certain securities, including Rule 144A Securities and commercial paper purchased by the Portfolio. Under the guidelines established by the Trustees, the Sub-advisor will consider, among other factors:
1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; 4) the nature of the security and the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer; and 5) any rating of the security by a Nationally Recognized Statistical Rating Organization ("NRSRO"). In the case of commercial paper, the Sub-advisor will also determine that the paper is not traded flat or in default as to principal and interest. A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not considered an illiquid security.

         Investment Company Securities. From time to time, the Portfolio may invest in securities of other investment companies, subject to the provisions of
Section 12(d)(1) of the 1940 Act. The Portfolio may invest in securities of money market funds managed by the Sub-advisor subject to the terms of an exemptive order obtained by the Sub-advisor and the funds that are advised or sub-advised by the Sub-advisor. Under such order, the Portfolio will limit its aggregate investment in a money market fund managed by the Sub-adviser to the greater of (i) 5% of its total assets or (ii) $2.5 million, although the Trust's Board of Trustees may increase this limit up to 25% of the Trust's total assets.

         Depositary Receipts. The Portfolio may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are described in the Trust's Prospectus under "Certain Risk Factors and Investment Methods." Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolio may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies.

         Income-Producing Securities. Types of income producing securities that the Portfolio may purchase include, but are not limited to, (i) variable and floating rate obligations, which are securities having interest rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate, (ii) standby commitments, which are instruments similar to puts that give the holder the option to obligate a broker, dealer or bank to repurchase a security at a specified price, and (iii) tender option bonds, which are securities that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. The Portfolio will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of its portfolio. The Portfolio may also invest in inverse floaters, which are debt instruments the interest on which varies in an inverse relationship to the interest rate on another security. For example, certain inverse floaters pay interest at a rate that varies inversely to prevailing short-term interest rates. Some inverse floaters have an interest rate reset mechanism that multiplies the effects of changes in an underlying index. Such a mechanism may increase fluctuations in the security's market value. The Portfolio will not invest more than 5% of its assets in inverse floaters.

         High-Yield/High-Risk Securities. The Portfolio intends to invest less than 35% of its net assets in debt securities that are rated below investment grade (e.g., securities rated BB or lower by Standard & Poor's Ratings Services ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Lower rated securities involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Portfolio would experience a reduction in its income, and could expect a decline in the market value of the securities so affected.

         The Portfolio may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, the Sub-advisor may treat such securities as unrated debt. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The Sub-advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, in determining whether to purchase unrated municipal bonds. Unrated debt securities will be included in the 35% limit unless the portfolio managers deem such securities to be the equivalent of investment grade securities.

         The Portfolio may purchase defaulted securities subject to the above limits, but only when the Sub-advisor believes, based upon its analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the Sub-advisor's belief as to the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

                  Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about their condition. The market prices of securities of such issuers also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

                  Disposition of Portfolio Securities. Although the Portfolio generally will purchase securities for which the Sub-advisor expects an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolio will limit holdings of any such securities to amounts that the Sub-advisor believes could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Portfolio's ability to readily dispose of securities to meet redemptions.

     Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolio.

         Repurchase and Reverse Repurchase Agreements. The Portfolio may enter into repurchase agreements. While it is not possible to eliminate all risks from repurchase agreement transactions, the Portfolio will limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-advisor under guidelines established by the Board of Trustees of the Trust.

         The Portfolio may use reverse repurchase agreements to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills or notes. The Portfolio will enter into reverse repurchase agreements only with parties that the Sub-advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Portfolio, although the requirement for the Portfolio to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

         For an additional discussion of repurchase agreements and reverse repurchase agreements and their risks, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Futures, Options and Forward Contracts. The Portfolio may enter into futures contracts on securities, financial indices, and foreign currencies and options on such contracts, and may invest in options on securities, financial indices, and foreign currencies, and forward contracts. The Portfolio will not enter into any futures contracts or options on futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contract positions and options on futures contracts written by the Portfolio would exceed the market value of the Portfolio's total assets. The Portfolio may invest in forward currency contracts with stated values of up to the value of the Portfolio's assets.

         The Portfolio may buy or write options in privately negotiated transactions on the types of securities, and on indices based on the types of securities, in which the Portfolio is permitted to invest directly. The Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Sub-advisor pursuant to procedures adopted by the Sub-advisor for monitoring the creditworthiness of those entities. To the extent that an option purchased or written by the Portfolio in a negotiated transaction is illiquid, the value of the option purchased or the amount of the Portfolio's obligations under an option it has written, as the case may be, will be subject to the Portfolio's limitation on illiquid investments. In the case of illiquid options, it may not be possible for the Portfolio to effect an offsetting transaction when the Sub-advisor believes it would be advantageous for the Portfolio to do so. For a description of these strategies and instruments and certain of their risks, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Eurodollar Instruments. The Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon that are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

         Swaps and Swap-Related Products. The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolio's custodian. If the Portfolio enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. The Sub-advisor will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

         The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The Sub-advisor has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, are less liquid than swaps. To the extent the Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

         There is no limit on the amount of interest rate swap transactions that may be entered into by the Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. The Portfolio bears the risk of loss of any payments it is contractually obligated to make in connection with interest rate swaps. In addition, if the other party to an interest rate swap that is not collateralized defaults, the Portfolio would risk the loss of the payments that it contractually is entitled to receive. The Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

         Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable to the Janus Small-Cap Growth Portfolio. These limitations are not "fundamental" restrictions, and may be changed by the Trustees without shareholder approval.

         1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

         2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

         3. The Portfolio does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio's Sub-advisor acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

         4. The Portfolio may not invest in companies for the purpose of exercising control of management.


AST Kemper Small-Cap Growth Portfolio:

Investment Objective: The investment objective of the Portfolio is to seek maximum appreciation of investors' capital from a portfolio primarily of growth stocks of smaller companies.

Investment Policies:

         Options. The Portfolio may write (sell) call options on securities as long as it owns the underlying securities subject to the option, or an option to purchase the same underlying securities having an exercise price equal to or less than the exercise price of the option, or will establish and maintain with the Portfolio's custodian for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. The Portfolio may write put options provided that, so long as the Portfolio is obligated as the writer of the option, the Portfolio owns an option to sell the underlying securities subject to the option having an exercise price equal to or greater than the exercise price of the option, or it deposits and maintains with the custodian in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Portfolio may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a benchmark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The Portfolio may write
(sell) call and put options on up to 25% of net assets and may purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options.

         If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium, plus the interest income on the securities in the segregated account. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received and any interest income earned on the securities in the segregated account.

         For an additional discussion of investing in options and the risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


                  Over-the-Counter Options. The Portfolio may deal in over-the-counter traded options ("OTC options"). Unlike exchange-traded options, OTC options are transacted directly with dealers and not with a clearing corporation. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the Sub-advisor and verified in appropriate cases. In writing OTC options, the Portfolio receives the premium in advance from the dealer. OTC options are available for a greater variety of securities or other assets, and for a wider range of expiration dates and exercise prices, than exchange traded options.


         The staff of the Securities and Exchange Commission ("SEC") takes the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. Accordingly, the Portfolio will only engage in OTC options transactions with dealers that have been specifically approved by the Sub-advisor. The Sub-advisor believes that the approved dealers should be able to enter into closing transactions if necessary and, therefore, present minimal credit risks to the Portfolio. The Sub-advisor will monitor the creditworthiness of the approved dealers on an on-going basis. The Portfolio currently will not engage in OTC options transactions if the amount invested by the Portfolio in OTC options, plus a "liquidity charge" related to OTC options written by the Portfolio, plus the amount invested by the Portfolio in other illiquid securities, would exceed 15% of the Portfolio's net assets. The "liquidity charge" referred to above is computed as described below.

         The Portfolio anticipates entering into agreements with dealers to which the Portfolio sells OTC options. Under these agreements the Portfolio would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase Price"). The "liquidity charge" referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow the Portfolio to repurchase a specific OTC option written by the Portfolio, the "liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.


                  Options on Securities Indices. The Portfolio, as part of its options transactions, may also use options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Portfolio owns or intends to purchase, and not for speculation. When the Portfolio writes an option on a securities index, it will be required to deposit with its custodian and mark-to-market eligible securities to the extent required by applicable regulation. In addition, where the Portfolio writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Portfolio will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. The Portfolio may also purchase and sell options on indices other than securities indices, as available, such as foreign currency indices. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot cover its potential settlement obligations by acquiring and holding the underlying securities. Index options involve risks similar to those risks relating to transactions in financial futures contracts described below.


         For an additional discussion of investing in OTC options and options on securities indices, and the risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


         Financial Futures Contracts and Related Options. The Portfolio may enter into financial futures contracts. This investment technique is designed primarily to hedge (i.e. protect) against anticipated future changes in market conditions or foreign exchange rates which otherwise might affect adversely the value of securities or other assets which the Portfolio holds or intends to purchase. For example, when the near-term market view is bearish but the portfolio composition is judged satisfactory for the longer term, exposure to temporary declines in the market may be reduced by entering into futures contracts to sell securities or the cash value of an index. Conversely, where the near-term view is bullish, but the Portfolio is believed to be well positioned for the longer term with a high cash position, the Portfolio can hedge against market increases by entering into futures contracts to buy securities or the cash value of an index. In either case, the use of futures contracts would tend to minimize portfolio turnover and facilitate the Portfolio's pursuit of its investment objective. Also, if the Portfolio owned long-term bonds and interest rates were expected to rise, it could sell financial futures contracts. If interest rates did increase, the value of the bonds held by the Portfolio would decline, but this decline would be offset in whole or in part by an increase in the value of the Portfolio's futures contracts. If, on the other hand, long-term interest rates were expected to decline, the Portfolio could hold short-term debt securities and benefit from the income earned by holding such securities, while at the same time the Portfolio could purchase futures contracts on long-term bonds or the cash value of a securities index. Thus, the Portfolio could take advantage of the anticipated rise in the value of long-term bonds without actually buying them. The futures contracts and short-term debt securities could then be liquidated and the cash proceeds used to buy long-term bonds. At the time of delivery, in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities to be delivered under a futures contract may not have been issued at the time the contract was written.

         The market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures market could result. Price distortions also could result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of these price distortions and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the Sub-advisor still may not result in a successful hedging transaction.

         The Portfolio may purchase and write call and put options on financial futures contracts. Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts. The Portfolio will not enter into any futures contracts or options on futures contracts if the aggregate of the contract value of the outstanding futures contracts of the Portfolio and futures contracts subject to outstanding options written by the Portfolio would exceed 50% of the total assets of the Portfolio. For an additional discussion of investing in financial futures contracts and options on financial futures contracts and the risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Section 4(2) Paper. The Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Such commercial paper is traded primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Portfolio, who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Section 4(2) paper will be considered illiquid, and subject to the Portfolio's limitation on investing in illiquid securities, unless the Sub-advisor determines such Section 4(2) paper to be liquid under guidelines established by the Board of Trustees of the Trust.


         Collateralized Obligations. The Portfolio may invest in asset-backed and mortgage-backed securities, including interest only ("IO") and principal only ("PO") securities (collectively, "collateralized obligations"). A collateralized obligation is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. Collateralized obligations, depending on their structure and the rate of prepayments, can be volatile.

                  The Portfolio will currently invest in only those collateralized obligations that are fully collateralized and that meet the quality standards otherwise applicable to the Portfolio's investments. Fully collateralized means that the collateral will generate cash flows sufficient to meet obligations to holders of the collateralized obligations under even the most conservative prepayment and interest rate projections. Thus, the collateralized obligations are structured to anticipate a worst case prepayment condition and to minimize the reinvestment rate risk for cash flows between coupon dates for the collateralized obligations. A worst case prepayment condition generally assumes immediate prepayment of all securities purchased at a premium and zero prepayment of all securities purchased at a discount. Reinvestment rate risk may be minimized by assuming very conservative reinvestment rates and by other means such as by maintaining the flexibility to increase principal distributions in a low interest rate environment. The effective credit quality of the collateralized obligations in such instances is the credit quality of the issuer of the collateral. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy rating agencies, if rated. The Portfolio does not currently intend to invest more than 5% of its total assets in collateralized obligations.

         Because some collateralized obligations are issued in classes with varying maturities and interest rates, the investor may obtain greater predictability of maturity through these collateralized obligations than through direct investments in mortgage pass-through securities. Classes with shorter maturities may have lower volatility and lower yield while those with longer maturities may have higher volatility and higher yield. Payments of principal and interest on the underlying collateral securities are not passed through directly to the holders of these collateralized obligations. Rather, the payments on the underlying portfolio or pool of obligations are used to pay interest on each class and to retire successive maturities in sequence. These relationships may in effect "strip" the interest payments from principal payments of the underlying obligations and allow for the separate purchase of either the interest or the principal payments, sometimes called interest only ("IO") and principal only ("PO") securities. By investing in IOs and POs, an investor has the option to select from a pool of underlying collateral the portion of the cash flows that most closely corresponds to the investor's forecast of interest rate movements.

         Collateralized obligations are designed to be retired as the underlying obligations are repaid. In the event of prepayment on or call of such securities, the class of collateralized obligation first to mature generally will be paid down first. Although in most cases the issuer of collateralized obligations will not supply additional collateral in the event of such prepayment, there generally will be sufficient collateral to secure collateralized obligations that remain outstanding. Governmentally-issued and privately-issued IO's and PO's will be considered illiquid for purposes of the Portfolio's limitation on illiquid securities unless they are determined to be liquid under guidelines established by the Board of Trustees.

         In reliance on an interpretation by the SEC, the Portfolio's investments in certain qualifying collateralized obligations are not subject to the limitations in the 1940 Act regarding investments by a registered investment company, such as the Portfolio, in another investment company.

         The Portfolio may also invest in "inverse floaters." These inverse floaters are more volatile than conventional fixed or floating rate collateralized obligations, and their yield and value will fluctuate in inverse proportion to changes in the index upon which rate adjustments are based. As a result, the yield on an inverse floater will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments. Currently, the Portfolio does not intend to invest more than 5% of its net assets in inverse floaters.

         For an additional discussion of investing in collateralized obligations and the risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable to the AST Kemper Small-Cap Growth Portfolio. These limitations are not "fundamental" restrictions and may be changed without shareholder approval.
The Portfolio will not:

     1. Invest for the purpose of exercising control or management of another issuer.

     2. Purchase securities of other investment companies, except in compliance with the 1940 Act.

     3. Invest more than 15% of its net assets in illiquid securities.

AST Lord Abbett Small Cap Value Portfolio:

     Investment Objective:  The investment objective of the Portfolio is to seek
long-term  capital  appreciation.   This  is  a  fundamental  objective  of  the
Portfolio.

Investment Policies:

         Repurchase Agreements. If the Portfolio enters into repurchase agreements, it will do so only with those primary reporting dealers that report to the Federal Reserve Bank of New York and with the 100 largest U.S. commercial banks and the underlying securities purchased under the agreements will consist only of those securities in which the Portfolio otherwise may invest.

         The Board of Trustees of the Trust has promulgated guidelines with respect to repurchase agreements.

         Foreign Currency Hedging Techniques. The Portfolio expects to enter into forward foreign currency contracts in primarily two circumstances. First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when management believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar, the Portfolio may enter into a forward contract to sell the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency or, in the alternative, the Portfolio may use a cross-hedging technique whereby it sells another currency which the Portfolio expects to decline in a similar way but which has a lower transaction cost. The Portfolio does not intend to enter into forward contracts under this second circumstance on a continuous basis. For an additional discussion of forward foreign currency contracts and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


         The Portfolio also may purchase foreign currency put options and write foreign currency call options on U.S. exchanges or U.S. over-the-counter markets. Exchange-listed options markets in the United States include several major currencies, and trading may be thin and illiquid. A number of major investment firms trade unlisted options which are more flexible than exchange-listed options with respect to strike price and maturity date. Unlisted options generally are available in a wider range of currencies. Unlisted foreign currency options are generally less liquid than listed options and involve the credit risk associated with the individual issuer. Unlisted options, together with other illiquid securities, are subject to a limit of 15% of the Portfolio's net assets. The premiums paid for foreign currency put options will not exceed 5% of the net assets of the Portfolio.


         The Portfolio may write a call option on a foreign currency only in conjunction with a purchase of a put option on that currency. Such a strategy is designed to reduce the cost of downside currency protection by limiting currency appreciation potential. The face value of such call writing may not exceed 90% of the value of the securities denominated in such currency invested in by the Portfolio or in such cross currency (referred to above) to cover such call writing. For an additional discussion of foreign currency options and certain risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."


         Call Options on Stock. The Portfolio may, from time to time, write call options on its portfolio securities. The Portfolio may write only call options which are "covered," meaning that the Portfolio either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration, upon conversion or exchange of other securities currently held in its portfolio. In addition, the Portfolio will not permit the call to become uncovered prior to the expiration of the option or termination through a closing purchase transaction.


         The Portfolio would not be able to effect a closing purchase transaction after it had received notice of exercise. In order to write a call option, the Portfolio is required to comply with the rules of The Options Clearing Corporation and the various exchanges with respect to collateral requirements. The Portfolio may not purchase call options except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing purchase transaction may be greater than the premium received by the Portfolio for writing the option.

         Generally, the Portfolio intends to write listed covered call options during periods when it anticipates declines in the market values of portfolio securities because the premiums received may offset to some extent the decline in the Portfolio's net asset value occasioned by such declines in market value. Except as part of the "sell discipline" described below, the Portfolio will generally not write listed covered call options when it anticipates that the market values of its portfolio securities will increase.

         One reason for the Portfolio to write call options is as part of a "sell discipline." If the Portfolio decides that a portfolio security would be overvalued and should be sold at a certain price higher than the current price, it could write an option on the stock at the higher price. Should the stock subsequently reach that price and the option be exercised, the Portfolio would, in effect, have increased the selling price of that stock, which it would have sold at that price in any event, by the amount of the premium. In the event the market price of the stock declined and the option were not exercised, the premium would offset all or some portion of the decline. It is possible that the price of the stock could increase beyond the exercise price; in that event, the Portfolio would forego the opportunity to sell the stock at that higher price.

         In addition, call options may be used as part of a different strategy in connection with sales of portfolio securities. If, in the judgment of the Sub-advisor, the market price of a stock is overvalued and it should be sold, the Portfolio may elect to write a call option with an exercise price below the current market price. As long as the value of the underlying security remains above the exercise price during the term of the option, the option will, in all probability, be exercised, in which case the Portfolio will be required to sell the stock at the exercise price. If the sum of the premium and the exercise price exceeds the market price of the stock at the time the call option is written, the Portfolio would, in effect, have increased the selling price of the stock. The Portfolio would not write a call option in these circumstances if the sum of the premium and the exercise price were less than the current market price of the stock. For an additional discussion of call options and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Put Options on Stock. The Portfolio may also write listed put options. Writing listed put options is a useful portfolio investment strategy when the Portfolio has cash or other reserves available for investment as a result of sales of Portfolio shares or, more importantly, because the Sub-advisor believes a more defensive and less fully invested position is desirable in light of market conditions. If the Sub-advisor wishes to invest its cash or reserves in a particular security at a price lower than current market value, it may write a put option on that security at an exercise price which reflects the lower price it is willing to pay. The buyer of the put option generally will not exercise the option unless the market price of the underlying security declines to a price near or below the exercise price. If the Portfolio writes a listed put, the price of the underlying stock declines and the option is exercised, the premium, net of transaction charges, will reduce the purchase price paid by the Portfolio for the stock. The price of the stock may decline by an amount in excess of the premium, in which event the Portfolio would have foregone an opportunity to purchase the stock at a lower price.

         If, prior to the exercise of a put option, the Portfolio determines that it no longer wishes to invest in the stock on which the put option had been written, the Portfolio may be able to effect a closing purchase transaction on an exchange by purchasing a put option of the same series as the one which it has previously written. The cost of effecting a closing purchase transaction may be greater than the premium received on writing the put option and there is no guarantee that a closing purchase transaction can be effected. For an additional discussion of put options and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


         Stock Index Options. Except as describe below, the Portfolio will write call options on indices only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When the Portfolio writes a call option on a broadly-based stock market index, the Portfolio will segregate or put into escrow with its custodian, or pledge to a broker as collateral for the option, one or more "qualified securities" with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.


         Trading in index options commenced in April 1983 with the S&P 100 option (formerly called the CBOE 100). Since that time a number of additional index option contracts have been introduced including options on industry indices. Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Portfolio will not purchase or sell any index option contract unless and until, in the Sub-advisor's opinion, the market for such options has developed sufficiently that such risk in connection with such transactions in no greater than such risk in connection with options on stocks. For an additional discussion of stock index options and certain risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."

         Segregated Accounts. If the Portfolio has written an option on an industry or market segment index, it will segregate or put into escrow with its custodian, or pledge to a broker as collateral for the option, at least ten different "qualified securities," which are securities of an issuer in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a national securities exchange or listed on the National Association of Securities Dealers Automated Quotation System against which the Portfolio has not written a stock call option and which has not been hedged by the Portfolio by the sale of stock index futures. Such securities will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the Portfolio's holdings in that industry or market segment. No individual security will represent more than 25% of the amount so segregated, pledged or escrowed. If at the close of business on any day the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Portfolio will so segregate, escrow or pledge an amount in cash or other liquid assets equal in value to the difference. In addition, when the Portfolio writes a call on an index which is in-the-money at the time the call is written, the Portfolio will segregate with its custodian or pledge to the broker as collateral cash or other liquid assets equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. However, if the Portfolio holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash or other liquid assets in a segregated account with its custodian, it will not be subject to the requirements describe in this paragraph. In instances involving the purchase of stock index futures contracts by the Portfolio, an amount of cash or permitted securities equal to the market value of the futures contracts will be deposited in a segregated account with the its custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures are unleveraged.

         Stock Index Futures. The Portfolio will engage in transactions in stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities which are held in the Portfolio's portfolio or which it intends to purchase. The Portfolio will engage in such transactions when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Portfolio. The Portfolio may not purchase or sell stock index futures if, immediately thereafter, more than one-third of its net assets would be hedged and, in addition, except as described above in the case of a call written and held on the same index, will write call options on indices or sell stock index futures only if the amount resulting from the multiplication of the then current level of the index (or indices) upon which the option or future contract(s) is based, the applicable multiplier(s), and the number of futures or options contracts which would be outstanding, would not exceed one-third of the value of the Portfolio's net assets.


         Limitations on Stock Options, Options on Stock Indices and Stock Index Futures Transactions. The Portfolio may write put and call options on stocks only if they are covered, and such options must remain covered so long as the Portfolio is obligated as a writer. The Portfolio does not currently intend to write covered call options with respect to securities with an aggregate market value of more than 5% of its gross assets at the time an option is written. The Portfolio will not (a) write puts having an aggregate exercise price greater than 25% of the Portfolio's net assets; or (b) purchase (i) put options on stocks not held in the Portfolio's portfolio, (ii) put options on stock indices, or (iii) call options on stocks or stock indices if, after any such purchase, the aggregate premiums paid for such options would exceed 20% of the Portfolio's net assets.


         Special Risks of Writing Calls on Indices. Because exercises of index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, the Portfolio will write call options on indices only under the circumstances described above under "Limitations on Stock Options, Options on Stock Indices and Stock Index Futures Transactions."

         Unless the Portfolio has other liquid assets that are sufficient to satisfy the exercise of a call, the Portfolio would be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if the Portfolio fails to anticipate an exercise, it may have to borrow (in amounts not exceeding 20% of the Portfolio's total assets) pending settlement of the sale of securities in its portfolio and would incur interest charges thereon.

         When the Portfolio has written a call, there is also a risk that the market may decline between the time the call is written and the time the Portfolio is able to sell stocks in its portfolio. As with stock options, the Portfolio will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Portfolio would be able to deliver the underlying securities in settlement, the Series may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with index options than with stock options. For example, even if an index call which the Portfolio has written is "covered" by an index call held by the Portfolio with the same strike price, the Portfolio will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Portfolio exercises the call it holds or the time the Portfolio sells the call which in either case would occur no earlier than the day following the day the exercise notice was filed.


         Short Sales. The Portfolio may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Portfolio owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a "short sale against-the-box"), and that not more than 25% of the Portfolio's net assets (determined at the time of the short sale) may be subject to such sales. Notwithstanding this 25% limitation, the Portfolio does not currently intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales against-the-box.

         Debt Securities. The Portfolio may invest in straight bonds or other debt securities, including lower rated, high-yield bonds. Neither an issuer's ceasing to be rated investment grade nor a rating reduction below that grade will require elimination of a bond from the Portfolio's portfolio. The Portfolio has no present intention to commit more than 5% of gross assets to investing in debt securities. For a discussion of debt securities, including lower rated, high-yield bonds, see this Statement under "Certain Risk Factors and Investment Methods."


         Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable to the AST Lord Abbett Small Cap Value Portfolio. The limitations are not "fundamental" restrictions and may be changed by the Trustees without shareholder approval. The Portfolio will not:

     1. Pledge its assets (other than to secure borrowings or to the extent permitted by the Portfolio's investment policies as permitted by applicable law);

         2. Make short sales of securities or maintain a short position except to the extent permitted by applicable law;

         3. Invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933, deemed to be liquid by the Board of Trustees;

         4. Invest in the securities of other investment companies except as permitted by applicable law;

         5. Invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that the Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities; or

         6.  Write,  purchase  or  sell  puts,  calls,  straddles,   spreads  or
combinations thereof, except to the extent permitted in this Statement and the Trust's Prospectus, as they may be amended from time to time.

AST T. Rowe Price Small Company Value Portfolio:

     Investment Objective: The investment objective of the Portfolio is to provide long-term capital appreciation by investing primarily in small-capitalization stocks that appear to be undervalued. This is a fundamental objective of the Portfolio.

Investment Policies:

         Although primarily all of the Portfolio's assets are invested in common stocks, the Portfolio may invest in convertible securities, corporate debt securities and preferred stocks. The fixed-income securities in which the Portfolio may invest include, but are not limited to, those described below. See this Statement under "Certain Risk Factors and Investment Methods," for an additional discussion of debt obligations.

     U.S. Government Obligations. Bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

         U.S. Government Agency Securities. Issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

     Bank Obligations. Certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Portfolio may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

         Short-Term Corporate Debt Securities. Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

     Commercial Paper. Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates.

     Foreign   Government   Securities.   Issued  or  guaranteed  by  a  foreign
government, province, instrumentality, political subdivision or similar unit thereof.

     Savings and Loan Obligations. Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

     Supranational Entities. The Portfolio may also invest in the securities of certain supranational entities, such as the International Development Bank.


         Lower-Rated Debt Securities. The Portfolio's investment program permits it to purchase below investment grade securities, commonly referred to as "junk bonds." The Portfolio will not purchase a junk bond if immediately after such purchase the Portfolio would have more than 5% of its total assets invested in such securities. Since investors generally perceive that there are greater risks associated with investment in lower quality securities, the yields from such securities normally exceed those obtainable from higher quality securities. However, the principal value of lower-rated securities generally will fluctuate more widely than higher quality securities. Lower quality investments entail a higher risk of default -- that is, the nonpayment of interest and principal by the issuer than higher quality investments. Such securities are also subject to special risks, discussed below. Although the Portfolio seeks to reduce risk by portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that the Portfolio will achieve its investment objective.


         After purchase by the Portfolio, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require a sale of such security by the Portfolio. However, the Sub-advisor will consider such event in its determination of whether the Portfolio should continue to hold the security. To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Trust's Prospectus.

         Junk bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in low and lower-medium quality bonds involves greater investment risk, to the extent the Portfolio invests in such bonds, achievement of its investment objective will be more dependent on the Sub-advisor's credit analysis than would be the case if the Portfolio was investing in higher quality bonds. For a discussion of the special risks involved in low-rated bonds, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Mortgage-Backed Securities. Mortgage-backed securities are securities representing interests in a pool of mortgages. After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require a sale of such security by the Portfolio. However, the Sub-advisor will consider such event in its determination of whether the Portfolio should continue to hold the security. To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Trust's Prospectus. For a discussion of mortgage-backed securities and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Collateralized Mortgage Obligations (CMOs). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Portfolio invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. For an additional discussion of CMOs and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Stripped Agency Mortgage-Backed Securities. Stripped Agency Mortgage-Backed securities represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while "POs" (principal only securities) receive the principal portion. Stripped Agency Mortgage-Backed Securities may be issued by U.S. Government Agencies or by private issuers similar to those described above with respect to CMOs and privately-issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Internal Revenue Code of 1986, as amended, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Portfolio.

         The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

         The Portfolio will treat IOs and POs, other than government-issued IOs or POs backed by fixed rate mortgages, as illiquid securities and, accordingly, limit its investments in such securities, together with all other illiquid securities, to 15% of the Portfolio's net assets. The Sub-advisor will determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue's structure, including the number of tranches; size of the issue; and the number of dealers who make a market in the IO or PO. The Portfolio will treat non-government-issued IOs and POs not backed by fixed or adjustable rate mortgages as illiquid unless and until the Securities and Exchange Commission modifies its position.

         Asset-Backed Securities. The Portfolio may invest a portion of its assets in debt obligations known as asset-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.

                  Automobile Receivable Securities. The Portfolio may invest in asset-backed securities which are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile Receivable Securities").

                  Credit Card Receivable Securities. The Portfolio may invest in asset-backed securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities").

                  Other Assets. The Sub-advisor anticipates that asset-backed securities backed by assets other than those described above will be issued in the future. The Portfolio may invest in such securities in the future if such investment is otherwise consistent with its investment objective and policies. For a discussion of these securities, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Writing Covered Call Options. The Portfolio may write (sell) American or European style "covered" call options and purchase options to close out options previously written by a Portfolio. In writing covered call options, the Portfolio expects to generate additional premium income which should serve to enhance the Portfolio's total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in the Sub-advisor's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Portfolio.

         The Portfolio will write only covered call options. This means that the Portfolio will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash or other liquid assets having a value equal to the fluctuating market value of the optioned securities or currencies.

         Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Portfolio will not do), but capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Portfolio has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security or currency. The Portfolio does not consider a security or currency covered by a call to be "pledged" as that term is used in the Portfolio's policy which limits the pledging or mortgaging of its assets.

         Call options written by the Portfolio will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Portfolio may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

         The premium received is the market value of an option. The premium the Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Sub-advisor, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Portfolio for writing covered call options will be recorded as a liability of the Portfolio. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Portfolio is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

         The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Portfolio.

         The Portfolio will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering call or put options exceeds 25% of the market value of the Portfolio's net assets. In calculating the 25% limit, the Portfolio will offset, against the value of assets covering written calls and puts, the value of purchased calls and puts on identical securities or currencies with identical maturity dates.

         Writing Covered Put Options. The Portfolio may write American or European style covered put options and purchase options to close out options previously written by the Portfolio.

         The Portfolio would write put options only on a covered basis, which means that the Portfolio would maintain in a segregated account cash, U.S. government securities or other liquid high-grade debt obligations in an amount not less than the exercise price or the Portfolio will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Portfolio would generally write covered put options in circumstances where the Sub-advisor wishes to purchase the underlying security or currency for the Portfolio at a price lower than the current market price of the security or currency. In such event the Portfolio would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Portfolio. In addition, the Portfolio, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

         The Portfolio will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the Portfolio's net assets. In calculating the 25% limit, the Portfolio will offset, against the value of assets covering written puts and calls, the value of purchased puts and calls on identical securities or currencies with identical maturity dates.

         Purchasing Put Options. The Portfolio may purchase American or European style put options. As the holder of a put option, the Portfolio has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Portfolio may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided in this Statement under "Certain Risk Factors and Investment Methods."

         The premium paid by the Portfolio when purchasing a put option will be recorded as an asset of the Portfolio. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Portfolio is computed (close of New York Stock Exchange), or, in the absence of such sale, the latest bid price. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

         Purchasing Call Options. The Portfolio may purchase American or European style call options. As the holder of a call option, the Portfolio has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Portfolio may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Portfolio may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided in this Statement under "Certain Risk Factors and Investment Methods."

         The Portfolio may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

         Dealer (Over-the-Counter) Options. The Portfolio may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Portfolio would look to a clearing corporation to exercise exchange-traded options, if the Portfolio were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction. For a discussion of dealer options, see this Statement under "Certain Risk Factors and Investment Methods."

         Futures Contracts.


                  Transactions in Futures. The Portfolio may enter into futures contracts, including stock index, interest rate and currency futures ("futures" or "futures contracts"). The Portfolio may also enter into futures on commodities related to the types of companies in which it invests, such as oil and gold futures. Otherwise the nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.


         Stock index futures contracts may be used to attempt to hedge a portion of the Portfolio, as a cash management tool, or as an efficient way for the Sub-advisor to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The Portfolio may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the Portfolio successfully, the Portfolio must sell futures contacts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the Portfolio's securities.

         Interest rate or currency futures contracts may be used to attempt to hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Portfolio. In this regard, the Portfolio could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.


         The Portfolio will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Portfolio's objectives in these areas.


                  Regulatory Limitations. The Portfolio will engage in futures contracts and options thereon only for bona fide hedging, yield enhancement, and risk management purposes, in each case in accordance with rules and regulations of the CFTC.

         The Portfolio may not purchase or sell futures contracts or related options if, with respect to positions which do not qualify as bona fide hedging under applicable CFTC rules, the sum of the amounts of initial margin deposits and premiums paid on those positions would exceed 5% of the net asset value of the Portfolio after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options." This policy may be modified by the Board of Trustees of the Trust without a shareholder vote and does not limit the percentage of the Portfolio's assets at risk to 5%.


         In instances involving the purchase of futures contracts or the writing of call or put options thereon by the Portfolio, an amount of cash or other liquid assets equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the Portfolio to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Portfolio's assets to cover or identified accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

         Options on Futures Contracts. The Portfolio may purchase and sell options on the same types of futures in which it may invest. As an alternative to writing or purchasing call and put options on stock index futures, the Portfolio may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the Portfolio and other mutual funds or portfolios of mutual funds managed by the Sub-advisor or Rowe Price-Fleming International, Inc. Such aggregated orders would be allocated among the Portfolio and such other portfolios in a fair and non-discriminatory manner. See this Statement and Trust's Prospectus under "Certain Risk Factors and Investment Methods" for a description of certain risks in options and future contracts.


         Additional Futures and Options Contracts. Although the Portfolio has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.

         Foreign Futures and Options. The Portfolio is permitted to invest in foreign futures and options. For a description of foreign futures and options and certain risks involved therein as well as certain risks involved in foreign investing, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Securities. The Portfolio may invest in U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers. There are special risks in foreign investing. Certain of these risks are inherent in any international mutual fund while others relate more to the countries in which the Portfolio will invest. Many of the risks are more pronounced for investments in developing or emerging countries, such as many of the countries of Southeast Asia, Latin America, Eastern Europe and the Middle East. For an additional discussion of certain risks involved in investing in foreign securities, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         The Portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. The Portfolio's use of such contracts would include, but not be limited to, the following. First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when the Sub-advisor believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. Alternatively, where appropriate, the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Portfolio. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, Sub-advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

         The Portfolio may enter into forward contracts for any other purpose consistent with the Portfolio's investment objective and policies. However, the Portfolio will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Portfolio's holdings of liquid assets and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the Portfolio may net offsetting positions.

         At the maturity of a forward contract, the Portfolio may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

         If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         The Portfolio's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Portfolio reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Portfolio is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Sub-advisor. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

         Although the Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. For a discussion of certain risk factors involved in foreign currency transactions, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Federal Tax Treatment of Options, Futures Contracts and Forward Foreign Exchange Contracts. The Portfolio may enter into certain option, futures, and forward foreign exchange contracts, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.

         Transactions which are considered Section 1256 contracts will be considered to have been closed at the end of the Portfolio's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (or, in the case of foreign exchange contracts, entirely as ordinary income or loss). The Portfolio will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

         Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a foreign dollar denominated bond or currency position may be considered straddles for tax purposes in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

         Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital loss, if the security covering the option was held for more than twelve months prior to the writing of the option.

         In order for the Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent that net gain realized from option, futures or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

         As a result of the "Taxpayer Relief Act of 1997," entering into certain option, futures contracts, or forward contracts may be deemed a "constructive sale" of offsetting securities, which could result in a taxable gain from the sale being distributed to shareholders. The Portfolio would be required to distribute any such gain even though it would not receive proceeds from the sale at the time the option, futures or forward position is entered into.

         Illiquid and Restricted Securities. If through the appreciation of illiquid securities or the depreciation of liquid securities, the Portfolio should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the Portfolio will take appropriate steps to protect liquidity.

         Notwithstanding the above, the Portfolio may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Sub-advisor, under the supervision of the Trust's Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Sub-advisor will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Sub-advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Portfolio does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Portfolio's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         The Board of Trustees of the Trust has promulgated guidelines with respect to illiquid securities.

         Hybrid Instruments. Hybrid Instruments have been developed and combine the elements of futures contracts, options or other financial instruments with those of debt, preferred equity or a depository instrument (hereinafter "Hybrid Instruments). Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. For a discussion of certain risks involved in investing in hybrid instruments see this Statement under "Certain Risk Factors and Investment Methods."

         Repurchase Agreements. Subject to guidelines adopted by the Board of Trustees of the Trust, the Portfolio may enter into a repurchase agreement through which an investor (such as the Portfolio) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Any such dealer or bank will be on the Sub-advisor's approved list and have a credit rating with respect to its short-term debt of at least A1 by Standard & Poor's Corporation, P1 by Moody's Investors Service, Inc., or the equivalent rating by the Sub-advisor. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. The Portfolio will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) which the Portfolio's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book- entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

         Reverse Repurchase Agreements. Although the Portfolio has no current intention, in the foreseeable future, of engaging in reverse repurchase agreements, the Portfolio reserves the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities, and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the Portfolio.

     Warrants. The Portfolio may acquire warrants. For a discussion of certain risks involved therein, see this Statement under "Certain Risk Factor and Investment Methods."

         Lending of Portfolio Securities. Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under its investment program. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on three business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

         Other Lending/Borrowing. Subject to approval by the Securities and Exchange Commission, the Portfolio may make loans to, or borrow funds from, other mutual funds sponsored or advised by the Sub-advisor or Rowe Price-Fleming International, Inc. The Portfolio has no current intention of engaging in these practices at this time.

         When-Issued Securities and Forward Commitment Contracts. The Portfolio may purchase securities on a "when-issued" or delayed delivery basis and may purchase securities on a forward commitment basis. Any or all of the Portfolio's investments in debt securities may be in the form of when-issueds and forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but may be substantially longer for forwards. The Portfolio will cover its commitments with respect to these securities by maintaining cash and/or other liquid assets with its custodian bank equal in value to these commitments during the time between the purchase and the settlement. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. For a discussion of these securities and the risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."

     Money Market Securities. The Portfolio will hold a certain portion of its assets in U.S. and foreign dollar-denominated money market securities, including repurchase agreements, rated in the two highest rating categories, maturing in one year or less.

     Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable to the AST T. Rowe Price Small Company Value Portfolio. These limitations are not "fundamental" restrictions, and can be changed by the Trustees without shareholder approval. The Portfolio will not:

     1. Purchase additional securities when money borrowed exceeds 5% of its total assets;

     2. Invest in companies for the purpose of exercising management or control;

     3. Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Portfolio's net asset value;

     4. Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities. Securities eligible for resale under Rule 144A of the Securities Act of 1933 may be subject to this 15% limitation;

     5. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act;

     6. Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) the Portfolio may make margin deposits in connection with futures contracts or other permissible investments;

     7. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the Portfolio's total assets at the time of borrowing or investment;

     8. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the Trust's Prospectus and this Statement;

     9. Effect short sales of securities; or

     10. Invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the Portfolio would be invested in warrants, except that this restriction does not apply to warrants acquired as a result of the purchase of another security. For purposes of these percentage limitations, the warrants will be valued at the lower of cost or market.

AST Neuberger Berman Mid-Cap Growth Portfolio:

     Investment Objective: The investment objective of the Portfolio is to seek capital appreciation.

Investment Policies:

         Repurchase Agreements. In a repurchase agreement, the Portfolio purchases securities from a Federal Reserve member bank or a securities dealer deemed creditworthy by the Sub-advisor under procedures established by the Board of Trustees of the Trust. The bank or securities dealer agrees to repurchase the securities from the Portfolio at a higher price on a designated future date.
Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven business days are considered to be illiquid securities; the Portfolio may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio will enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, and any other collateral for the repurchase agreement at al1 times equals or exceeds the amount paid by the Portfolio under the agreement, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by the custodian or a bank acting as the Portfolio's agent.

         Securities Loans. In order to realize income, the Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral, which will be marked to market daily, in a form determined to be satisfactory by the Trustees and equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. The Sub-advisor believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

         Restricted Securities and Rule 144A Securities. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act, which is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A, and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could have the effect of increasing the level of the Portfolio's illiquidity. The Sub-advisor, acting under guidelines established by the Board of Trustees of the Trust, may determine that certain securities qualified for trading under Rule 144A are liquid.

         Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities, excluding Rule 144A securities deemed liquid by the Sub-advisor, are considered illiquid, and will be subject to the Portfolio's 15% limit on investments in illiquid securities. Foreign securities that are freely tradable in their principal markets are not considered by the Portfolio to be illiquid. Illiquid securities for which no market exists are priced by a method that the Trustees believe accurately reflects fair value.

         Reverse Repurchase Agreements. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolio's investment limitations and policies concerning borrowings. There is a risk that the counterparty to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.


         Covered Call Options. The Portfolio may write covered call options on securities it owns. Generally, the purpose of writing these options is to reduce the effect of price fluctuation of securities held by the Portfolio's net asset value. Securities on which call options may be written by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objectives.


         When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. The Portfolio writes only "covered" call options on securities it owns. So long as the obligation of the writer of the call option continues, the writer may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying a call option at less than the market price thereby giving up any additional gain on the security.

         When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A call option would be purchased by the Portfolio to offset a previously written call option.


         The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do), but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale or purchase of the underlying security.

           The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series.


           Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of, every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and its counter-party with no clearing organization guarantee. Thus, when the Portfolio sells or purchases an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing purchase transaction" with the dealer to whom or from whom the Portfolio originally sold or purchased the option. The Sub-advisor monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options, and will limit counterparties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements. For an additional discussion of OTC options and their risks, see this Statement under "Certain Risk Factors and Investment Methods."

           The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.


         The Portfolio pays the brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities.

         For an additional discussion of options and their risks, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


         Foreign Securities. The Portfolio may invest in U.S. dollar-denominated equity and debt securities issued by foreign issuers (including governments, quasi-governments and foreign banks) and foreign branches of U.S. banks, including negotiable CDs and commercial paper. These investments are subject to the Portfolio's quality standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities.

         The Portfolio may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including, but not limited to (1) common and preferred stocks, (2) convertible securities,
(3) warrants, (4) CDs, commercial paper, fixed-time deposits, and bankers' acceptances issued by foreign banks, (5) obligations of other corporations, and
(6) obligations of foreign governments, or their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Risks of investing in foreign currency denominated securities include (1) nationalization, expropriation, or confiscatory taxation, (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the U.S.), and (3) expropriation or nationalization of foreign portfolio companies. Mail service between the U.S. and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. For an additional discussion of the risks associated with foreign securities, whether denominated in U.S. dollars or foreign currencies, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Prices of foreign securities and exchange rates for foreign currencies may be affected by the interest rates prevailing in other countries. The interest rates in other countries are often affected by local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

         Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Portfolio is uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio securities, or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.


         The Portfolio may invest in foreign corporate bonds and debentures and sovereign debt instruments issued or guaranteed by foreign governments, their agencies or instrumentalities. Foreign debt securities are subject to risks similar to those of other foreign securities, as well as risks similar to those of other debt securities, as discussed in this Statement and in the Trust's Prospectus under "Investment Objectives and Policies" and "Certain Risk Factors and Investment Methods."

         In order to limit the risk inherent in investing in foreign currency-denominated securities, the Portfolio may not purchase any such security if after such purchase more than 10% of its total assets (taken at market value) would be invested in such securities. Within such limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.


         Foreign Currency Transactions. The Portfolio may engage in foreign currency exchange transactions. Foreign currency exchange transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies ("forward contracts"). The Portfolio may enter into forward contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolio may also use forward contracts for non-hedging purposes.

         A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

         When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may wish to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss. When the Sub-advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may also enter into a forward contract to sell the amount of foreign currency for a fixed amount of dollars which approximates the value of some or all of a Portfolio's securities denominated in such foreign currency.

         The Portfolio may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency, when the Sub-advisor believes that there is a pattern of correlation between the two currencies. The Portfolio may also purchase and sell forward contracts for non-hedging purposes when the Sub-advisor anticipates that the foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Portfolio's portfolio.

         When the Portfolio engages in forward contracts for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency. At the consummation of the forward contract, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract obligating it to purchase the same amount of such foreign currency at the same maturity date. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.

         The Portfolio is not required to enter into such transactions and will not do so unless deemed appropriate by the Sub-advisor.

         Using forward contracts to protect the value of the Portfolio's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Portfolio's foreign assets.

         While the Portfolio may enter forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Portfolio may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Portfolio than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may cause the Portfolio to sustain losses which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss.

         The Portfolio generally will not enter into a forward contract with a term of greater than one year. The Portfolio may experience delays in the settlement of its foreign currency transactions.

         When the Portfolio engages in forward contracts for the sale or purchase of currencies, the Portfolio will either cover its position or establish a segregated account. The Portfolio will consider its position covered if it has securities in the currency subject to the forward contract, or otherwise has the right to obtain that currency at no additional cost. In the alternative, the Portfolio will place cash, fixed income, or equity securities (denominated in the foreign currency subject to the forward contract) in a separate account. The amounts in such separate account will equal the value of the Portfolio's assets which are committed to the consummation of foreign currency exchange contracts. If the value of the securities placed in the separate account declines, the Portfolio will place additional cash or securities in the account on a daily basis so that the value of the account will equal the amount of its commitments with respect to such contracts.

         For an additional discussion of forward foreign currency exchange contracts and their risks, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


         Options on Foreign Currencies. The Portfolio may write and purchase covered call and put options on foreign currencies in amounts not exceeding 5% of its net assets for the purpose of protecting against declines in the U.S.
dollar value of portfolio securities or increases in the U.S.-dollar cost of securities to be acquired, or to protect the dollar equivalent of dividend, interest, or other payment on those securities. A decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such decreases in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency. This would result in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Portfolio's securities denominated in that currency.

         Conversely, if the dollar value of a currency in which securities to be acquired by the Portfolio are denominated rises, thereby increasing the cost of such securities, the Portfolio may purchase call options on such currency. If the value of such currency increases sufficiently, the Portfolio will have the right to purchase that currency for a fixed amount of dollars which is less than the market value of that currency. Such a purchase would result in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities the Portfolio intends to acquire.

         As in the case of other types of options transactions, however, the benefit the Portfolio derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

         The Portfolio may also write options on foreign currencies for hedging purposes. For example, if the Sub-advisor anticipates a decline in the dollar value of foreign currency denominated securities because of declining exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be offset, at least in part, by the amount of the premium received by the Portfolio.

         Similarly, the Portfolio could write a put option on the relevant currency, instead of purchasing a call option, to hedge against an anticipated increase in the dollar cost of securities to be acquired. If exchange rates move in the manner projected, the put option most likely will not be exercised, and such increased cost will be offset, at least in part, by the amount of the premium received. However, as in the case of other types of options transactions, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.


         If unanticipated exchange rate fluctuations occur, a put or call option may be exercised and the Portfolio could be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates. Options on foreign currencies may be traded on U.S. or foreign exchanges or over-the-counter options or foreign currencies that are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.



         A call option written on foreign currency by the Portfolio is "covered" if the Portfolio owns the underlying foreign currency subject to the call, or if it has an absolute and immediate right to acquire that foreign currency without additional cash consideration. A call option is also covered if the Portfolio holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the amount of the difference is maintained by the Portfolio in cash, fixed income or equity securities in a segregated account with its custodian.

         The risks of currency options are similar to the risks of other options, as discussed above and in this Statement under "Certain Risk Factors and Investment Methods."


         Cover for Options on Securities, Forward Contracts, and Options on Foreign Currencies ("Hedging Instruments"). The Portfolio will comply with SEC staff guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash, fixed income, or equity securities. Securities held in a segregated account cannot be sold while the futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable promptly to dispose of assets that cover, or are segregated with respect to, an illiquid options or forward position; this inability may result in a loss to the Portfolio.



         Preferred Stock. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid, and generally have no legal recourse against the issuer. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.


         Fixed Income Securities. The Portfolio may invest in money market instruments, U.S. Government or Agency securities, and corporate bonds and debentures receiving one of the four highest ratings from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or any other nationally recognized statistical rating organization ("NRSRO"), or, if not rated by any NRSRO, deemed comparable by the Sub-advisor to such rated securities. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio mainly refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this Statement.


         Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations ("credit risk") and also may be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

         Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported.


         If the quality of any fixed income securities held by the Portfolio deteriorates so that they no longer would be eligible for purchase by the Portfolio, the Portfolio will engage in an orderly disposition of the securities to the extent necessary to ensure that the Portfolio's holding of such securities will not exceed 5% of its net assets.


         Convertible Securities. The Portfolio may invest in convertible securities of any quality. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted into the underlying common stock. Convertible debt securities are subject to the Portfolio's investment policies and limitations concerning fixed-income investments.

         Convertible securities are typically issued by smaller companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that nonconvertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's ability to achieve its investment objective.


         Commercial Paper. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. The Portfolio may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by the Sub-advisor to be of equivalent quality.

         The Portfolio may invest in commercial paper that cannot be resold to the public because it was issued under the exception for private offerings in
Section 4(2) of the Securities Act of 1933. While such securities normally will be considered illiquid and subject to the Portfolio's 15% limitation on investments in illiquid securities, the Sub-advisor may in certain cases determine that such paper is liquid under guidelines established by the Board of Trustees.

         Banking and Savings Institution Securities. The Portfolio may invest in banking and savings institution obligations, which include CDs, time deposits, bankers' acceptances, and other short-term debt obligations issued by savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated; and bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Portfolio invests typically are not covered by deposit insurance.

         Investment Policies Which May be Changed Without Shareholder Approval. The following limitations are applicable to the AST Neuberger Berman Mid-Cap Growth Portfolio. These limitations are not fundamental restrictions and can be changed without shareholder approval.

         1. The Portfolio may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

         2. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

         3. The Portfolio may not purchase securities on margin from brokers, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         4. The Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold without payment of additional consideration. Transactions in futures contracts and options shall not constitute selling securities short.

         5. The Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

AST Neuberger Berman Mid-Cap Value Portfolio:

     Investment Objective: The investment objective of the Portfolio is to seek capital growth.

Investment Policies:

         Repurchase Agreements. In a repurchase agreement, the Portfolio purchases securities from a Federal Reserve member bank or a securities dealer deemed creditworthy by the Sub-advisor under procedures established by the Board of Trustees of the Trust. The bank or securities dealer agrees to repurchase the securities from the Portfolio at a higher price on a designated future date.
Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven business days are considered to be illiquid securities; the Portfolio may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio will enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, and any other collateral for the repurchase agreement at al1 times equals or exceeds the amount paid by the Portfolio under the agreement, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by the custodian or a bank acting as the Portfolio's agent.

         Securities Loans. In order to realize income, the Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral, which will be marked to market daily, in a form determined to be satisfactory by the Trustees and equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. The Sub-advisor believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

         Restricted Securities and Rule 144A Securities. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act, which is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A, and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could have the effect of increasing the level of the Portfolio's illiquidity. The Sub-advisor, acting under guidelines established by the Board of Trustees of the Trust, may determine that certain securities qualified for trading under Rule 144A are liquid.

         Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities, excluding Rule 144A securities deemed liquid by the Sub-advisor, are considered illiquid, and will be subject to the Portfolio's 15% limit on investments in illiquid securities. Foreign securities that are freely tradable in their principal markets are not considered by the Portfolio to be illiquid. Illiquid securities for which no market exists are priced by a method that the Trustees believe accurately reflects fair value.

         Reverse Repurchase Agreements. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolio's investment limitations and policies concerning borrowings. There is a risk that the counterparty to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

         Covered Call Options. The Portfolio may write covered call options on securities it owns valued at up to 10% of its net assets and may purchase call options in related closing transactions. Generally, the purpose of writing these options is to reduce the effect of price fluctuations of securities held by the Portfolio on the Portfolio's net asset value. Securities on which call options may be written by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objectives.

         When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. The Portfolio writes only "covered" call options on securities it owns. So long as the obligation of the writer of the call option continues, the writer may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying a call option at less than the market price thereby giving up any additional gain on the security.

         When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A call option would be purchased by the Portfolio to offset a previously written call option.


         The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do), but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale or purchase of the underlying security.


           The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.

           Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of, every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and its counter-party with no clearing organization guarantee. Thus, when the Portfolio sells or purchases an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing purchase transaction" with the dealer to whom or from whom the Portfolio originally sold or purchased the option. The Sub-advisor monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options, and will limit counterparties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements. For an additional discussion of OTC options and their risks, see this Statement under "Certain Risk Factors and Investment Methods."

           The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

         The Portfolio pays the brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities.


         For an additional discussion of options and their risks, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Securities. The Portfolio may invest in U.S. dollar-denominated securities issued by foreign issuers (including governments and quasi-governments) and foreign branches of U.S. banks, including negotiable CDs and commercial paper. These investments are subject to the Portfolio's quality standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities.

         The Portfolio may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including, but not limited to (1) common and preferred stocks, (2) convertible securities,
(3) CDs, commercial paper, fixed-time deposits, and bankers' acceptances issued by foreign banks, (4) obligations of other corporations, and (5) obligations of foreign governments, or their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Risks of investing in foreign currency denominated securities include (1) nationalization, expropriation, or confiscatory taxation, (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the U.S.), and (3) expropriation or nationalization of foreign portfolio companies. Mail service between the U.S. and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. For an additional discussion of the risks associated with foreign securities, whether denominated in U.S. dollars or foreign currencies, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Prices of foreign securities and exchange rates for foreign currencies may be affected by the interest rates prevailing in other countries. The interest rates in other countries are often affected by local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

         Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Portfolio is uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio securities, or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         The Portfolio may invest in foreign corporate bonds and debentures and sovereign debt instruments issued or guaranteed by foreign governments, their agencies or instrumentalities. The Portfolio may invest in lower-rated foreign debt securities subject to the Portfolio's 15% limitation on lower-rated debt securities. Foreign debt securities are subject to risks similar to those of other foreign securities, as well as risks similar to those of other debt securities, as discussed in this Statement and in the Trust's Prospectus under "Investment Objectives and Policies" and "Certain Risk Factors and Investment Methods."

         In order to limit the risk inherent in investing in foreign currency-denominated securities, the Portfolio may not purchase any such security if after such purchase more than 10% of its total assets (taken at market value) would be invested in such securities. Within such limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.

         Foreign Currency Transactions. The Portfolio may engage in foreign currency exchange transactions. Foreign currency exchange transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies ("forward contracts"). The Portfolio may enter into forward contracts in order to protect against uncertainty in the level of future foreign currency exchange rates, and only in amounts not exceeding 5% of the Portfolio's net assets.

         A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

         When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may wish to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss. When the Sub-advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may also enter into a forward contract to sell the amount of foreign currency for a fixed amount of dollars which approximates the value of some or all of a Portfolio's securities denominated in such foreign currency. The Portfolio may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency, when the Sub-advisor believes that there is a pattern of correlation between the two currencies.

         When the Portfolio engages in forward contracts for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency. At the consummation of the forward contract, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract obligating it to purchase the same amount of such foreign currency at the same maturity date. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.

         The Portfolio is not required to enter into such transactions and will not do so unless deemed appropriate by the Sub-advisor.

         Using forward contracts to protect the value of the Portfolio's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Portfolio's foreign assets.

         While the Portfolio may enter forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Portfolio may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Portfolio than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may cause the Portfolio to sustain losses which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss.

         The Portfolio generally will not enter into a forward contract with a term of greater than one year. The Portfolio may experience delays in the settlement of its foreign currency transactions.

         When the Portfolio engages in forward contracts for the sale or purchase of currencies, the Portfolio will either cover its position or establish a segregated account. The Portfolio will consider its position covered if it has securities in the currency subject to the forward contract, or otherwise has the right to obtain that currency at no additional cost. In the alternative, the Portfolio will place cash, fixed income, or equity securities (denominated in the foreign currency subject to the forward contract) in a separate account. The amounts in such separate account will equal the value of the Portfolio's assets which are committed to the consummation of foreign currency exchange contracts. If the value of the securities placed in the separate account declines, the Portfolio will place additional cash or securities in the account on a daily basis so that the value of the account will equal the amount of its commitments with respect to such contracts.

         For an additional discussion of forward foreign currency exchange contracts and their risks, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Options on Foreign Currencies. The Portfolio may write and purchase covered call and put options on foreign currencies in amounts not exceeding 5% of its net assets for the purpose of protecting against declines in the U.S.
dollar value of portfolio securities or increases in the U.S.-dollar cost of securities to be acquired, or to protect the dollar equivalent of dividend, interest, or other payment on those securities. A decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such decreases in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency. This would result in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Portfolio's securities denominated in that currency.

         Conversely, if the dollar value of a currency in which securities to be acquired by the Portfolio are denominated rises, thereby increasing the cost of such securities, the Portfolio may purchase call options on such currency. If the value of such currency increases sufficiently, the Portfolio will have the right to purchase that currency for a fixed amount of dollars which is less than the market value of that currency. Such a purchase would result in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities the Portfolio intends to acquire.

         As in the case of other types of options transactions, however, the benefit the Portfolio derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

         The Portfolio may also write options on foreign currencies for hedging purposes. For example, if the Sub-advisor anticipates a decline in the dollar value of foreign currency denominated securities because of declining exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be offset, at least in part, by the amount of the premium received by the Portfolio.

         Similarly, the Portfolio could write a put option on the relevant currency, instead of purchasing a call option, to hedge against an anticipated increase in the dollar cost of securities to be acquired. If exchange rates move in the manner projected, the put option most likely will not be exercised, and such increased cost will be offset, at least in part, by the amount of the premium received. However, as in the case of other types of options transactions, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.

         If unanticipated exchange rate fluctuations occur, a put or call option may be exercised and the Portfolio could be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         A call option written on foreign currency by the Portfolio is "covered" if the Portfolio owns the underlying foreign currency subject to the call, or if it has an absolute and immediate right to acquire that foreign currency without additional cash consideration. A call option is also covered if the Portfolio holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the amount of the difference is maintained by the Portfolio in cash, fixed income or equity securities in a segregated account with its custodian.

         The risks of currency options are similar to the risks of other options, as discussed above and in this Statement under "Certain Risk Factors and Investment Methods."

         Cover for Options on Securities, Forward Contracts, and Options on Foreign Currencies ("Hedging Instruments"). The Portfolio will comply with SEC staff guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash, fixed income, or equity securities. Securities held in a segregated account cannot be sold while the futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable promptly to dispose of assets that cover, or are segregated with respect to, an illiquid options or forward position; this inability may result in a loss to the Portfolio.


         Preferred Stock. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid, and generally have no legal recourse against the issuer. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

         Fixed Income Securities. The Portfolio may invest in money market instruments, U.S. Government or Agency securities, and corporate bonds and debentures receiving one of the four highest ratings from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or any other nationally recognized statistical rating organization ("NRSRO"), or, if not rated by any NRSRO, deemed comparable by the Sub-advisor to such rated securities ("Comparable Unrated Securities"). In addition, the Portfolio may invest up to 15% of its net assets, measured at the time of investment, in corporate debt securities rated below investment grade or Comparable Unrated Securities. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio mainly refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this Statement.

         Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations ("credit risk") and also may be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

         Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported.

         Convertible Securities. The Portfolio may invest in convertible securities. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted into the underlying common stock. Convertible debt securities are subject to the Portfolio's investment policies and limitations concerning fixed-income investments.

         Convertible securities are typically issued by smaller companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that nonconvertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's ability to achieve its investment objective.

         Commercial Paper. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. The Portfolio may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by the Sub-advisor to be of equivalent quality.

         The Portfolio may invest in commercial paper that cannot be resold to the public because it was issued under the exception for private offerings in
Section 4(2) of the Securities Act of 1933. While such securities normally will be considered illiquid and subject to the Portfolio's 15% limitation on investments in illiquid securities, the Sub-advisor may in certain cases determine that such paper is liquid under guidelines established by the Board of Trustees.

         Zero Coupon Securities. The Portfolio may invest up to 5% of its net assets in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or specify a future date when the securities begin paying current interest. Rather, they are issued and traded at a discount from their face amount or par value, which discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

         The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality.

         Investment Policies Which May be Changed Without Shareholder Approval. The following limitations are applicable to the AST Neuberger Berman Mid-Cap Value Portfolio. These limitations are not fundamental restrictions, and can be changed without shareholder approval.

         1. The Portfolio may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

         2. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

         3. The Portfolio may not purchase securities on margin from brokers, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         4. The Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold without payment of additional consideration. Transactions in futures contracts and options shall not constitute selling securities short.

         5. The Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

         6. The Portfolio may not invest in puts, calls, straddles, spreads, or any combination thereof, except that the Portfolio may (i) write (sell) covered call options against portfolio securities having a market value not exceeding 10% of its net assets and (ii) purchase call options in related closing transactions. The Portfolio does not construe the foregoing limitation to preclude it from purchasing or writing options on futures contracts.

         7. The Portfolio may not invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars.

AST T. Rowe Price Natural Resources Portfolio:

Investment Objective: The investment objective of the Portfolio is to seek long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities. Current income is not a factor in the selection of stocks for investment by the Portfolio. Total return will consist primarily of capital appreciation (or depreciation).

Investment Policies: The Portfolio will normally have primarily all of its assets in equity securities (e.g., common stocks). This portion of the Portfolio's assets will be subject to all of the risks of investing in the stock market. There is risk in all investment. The value of the portfolio securities of the Portfolio will fluctuate based upon market conditions. Although the Portfolio seeks to reduce risk by investing in a diversified portfolio, such diversification does not eliminate all risk. The fixed-income securities in which the Portfolio may invest include, but are not limited to, those described below.

     U.S. Government Obligations. Bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

         U.S. Government Agency Securities. Issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

     Bank Obligations. Certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Portfolio may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

         Short-Term Corporate Debt Securities. Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

     Commercial Paper. Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates.

     Foreign   Government   Securities.   Issued  or  guaranteed  by  a  foreign
government, province, instrumentality, political subdivision or similar unit thereof.

     Savings and Loan Obligations. Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

     Supranational Entities. The Portfolio may also invest in the securities of certain supranational entities, such as the International Development Bank.

         Debt Obligations. Although primarily all of the Portfolio's assets are invested in common stocks, the Portfolio may invest in convertible securities, corporate debt securities and preferred stocks. See this Statement under "Certain Risk Factors and Investment Methods," for a discussion of debt obligations.

         The Portfolio's investment program permits it to purchase below investment grade securities. Since investors generally perceive that there are greater risks associated with investment in lower quality securities, the yields from such securities normally exceed those obtainable from higher quality securities. However, the principal value of lower-rated securities generally will fluctuate more widely than higher quality securities. Lower quality investments entail a higher risk of default -- that is, the nonpayment of interest and principal by the issuer than higher quality investments. Such securities are also subject to special risks, discussed below. Although the Portfolio seeks to reduce risk by portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that the Portfolio will achieve its investment objective.

         After purchase by the Portfolio, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require a sale of such security by the Portfolio. However, Sub-advisor will consider such event in its determination of whether the Portfolio should continue to hold the security. To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus.

         Risks of Low-Rated Debt Securities. The Portfolio may invest in low quality bonds commonly referred to as "junk bonds." Junk bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in low and lower-medium quality bonds involves greater investment risk, to the extent the Portfolio invests in such bonds, achievement of its investment objective will be more dependent on Sub-advisor's credit analysis than would be the case if the Portfolio was investing in higher quality bonds. For a discussion of the special risks involved in low-rated bonds, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Mortgage-Backed Securities. Mortgage-backed securities are securities representing interest in a pool of mortgages. After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require a sale of such security by the Portfolio. However, the Sub-advisor will consider such event in its determination of whether the Portfolio should continue to hold the security. To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies continued in the Trust's Prospectus. For a discussion of mortgage-backed securities and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Collateralized Mortgage Obligations (CMOs). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Portfolio invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. For an additional discussion of CMOs and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Asset-Backed Securities. The Portfolio may invest a portion of its assets in debt obligations known as asset-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.

                  Automobile Receivable Securities. The Portfolio may invest in asset-backed securities which are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile Receivable Securities").

                  Credit Card Receivable Securities. The Portfolio may invest in asset-backed securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities").

                  Other Assets. The Sub-advisor anticipates that asset-backed securities backed by assets other than those described above will be issued in the future. The Portfolio may invest in such securities in the future if such investment is otherwise consistent with its investment objective and policies. For a discussion of these securities, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Stripped Agency Mortgage-Backed Securities. Stripped Agency Mortgage-Backed securities represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while "POs" (principal only securities) receive the principal portion. Stripped Agency Mortgage-Backed Securities may be issued by U.S. Government Agencies or by private issuers similar to those described above with respect to CMOs and privately-issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Portfolio.

         The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

         The Portfolio will treat IOs and POs, other than government-issued IOs or POs backed by fixed rate mortgages, as illiquid securities and, accordingly, limit its investments in such securities, together with all other illiquid securities, to 15% of the Portfolio's net assets. Sub-advisor will determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue's structure, including the number of tranches; size of the issue and the number of dealers who make a market in the IO or PO. The Portfolio will treat non-government-issued IOs and POs not backed by fixed or adjustable rate mortgages as illiquid unless and until the Securities and Exchange Commission modifies its position.

         Writing Covered Call Options. The Portfolio may write (sell) American or European style "covered" call options and purchase options to close out options previously written by a Portfolio. In writing covered call options, the Portfolio expects to generate additional premium income which should serve to enhance the Portfolio's total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in Sub-advisor is opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Portfolio.

         The Portfolio will write only covered call options. This means that the Portfolio will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid high-grade debt obligations having a value equal to the fluctuating market value of the optioned securities or currencies.

         Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Portfolio will not do), but capable of enhancing the Portfolio's total return. When writing a covered call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Portfolio has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security or currency. The Portfolio does not consider a security or currency covered by a call to be "pledged" as that term is used in the Portfolio's policy which limits the pledging or mortgaging of its assets.

         Call options written by the Portfolio will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Portfolio may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

         The premium received is the market value of an option. The premium the Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, Sub-advisor, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Portfolio for writing covered call options will be recorded as a liability of the Portfolio. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Portfolio is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

         The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Portfolio.

         The Portfolio will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering call or put options exceeds 25% of the market value of the Portfolio's net assets. In calculating the 25% limit, the Portfolio will offset, against the value of assets covering written calls and puts, the value of purchased calls and puts on identical securities or currencies with identical maturity dates.

         Writing Covered Put Options. The Portfolio may write American or European style covered put options and purchase options to close out options previously written by the Portfolio.

         The Portfolio would write put options only on a covered basis, which means that the Portfolio would maintain in a segregated account cash, U.S. government securities or other liquid high-grade debt obligations in an amount not less than the exercise price or the Portfolio will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Portfolio would generally write covered put options in circumstances where the Sub-advisor wishes to purchase the underlying security or currency for the Portfolio at a price lower than the current market price of the security or currency. In such event the Portfolio would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Portfolio. In addition, the Portfolio, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

         The Portfolio will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the Portfolio's net assets. In calculating the 25% limit, the Portfolio will offset, against the value of assets covering written puts and calls, the value of purchased puts and calls on identical securities or currencies with identical maturity dates.

         Purchasing Put Options. The Portfolio may purchase American or European style put options. As the holder of a put option, the Portfolio has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Portfolio may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided in this Statement under "Certain Risk Factors and Investment Methods."

         The premium paid by the Portfolio when purchasing a put option will be recorded as an asset of the Portfolio. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Portfolio is computed (close of New York Stock Exchange), or, in the absence of such sale, the latest bid price. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

         Purchasing Call Options. The Portfolio may purchase American or European style call options. As the holder of a call option, the Portfolio has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Portfolio may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Portfolio may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided in this Statement under "Certain Risk Factors and Investment Methods."

         The Portfolio may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.


         The Portfolio will not commit more than 5% of its total assets to premiums when purchasing call or put options.


         Dealer (Over-the-Counter) Options. The Portfolio may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Portfolio would look to a clearing corporation to exercise exchange-traded options, if the Portfolio were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction. For a discussion of dealer options, see this Statement under "Certain Risk Factors and Investment Methods."

         Futures Contracts.


                  Transactions in Futures. The Portfolio may enter into futures contracts, including stock index, interest rate and currency futures ("futures" or "futures contracts"). The Portfolio may also enter into futures on commodities related to the types of companies in which it invests, such as oil and gold futures. Otherwise the nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.


         Stock index futures contracts may be used to attempt to hedge a portion of the Portfolio, as a cash management tool, or as an efficient way for the Sub-advisor to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The Portfolio may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the Portfolio successfully, the Portfolio must sell futures contacts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the Portfolio's securities.

         Interest rate or currency futures contracts may be used to attempt to hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Portfolio. In this regard, the Portfolio could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.


         The Portfolio will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Portfolio's objectives in these areas.


                  Regulatory Limitations. The Portfolio will engage in futures contracts and options thereon only for bona fide hedging, yield enhancement, and risk management purposes, in each case in accordance with rules and regulations of the CFTC.

         The Portfolio may not purchase or sell futures contracts or related options if, with respect to positions which do not qualify as bona fide hedging under applicable CFTC rules, the sum of the amounts of initial margin deposits and premiums paid on those positions would exceed 5% of the net asset value of the Portfolio after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options." This policy may be modified by the Board of Trustees of the Trust without a shareholder vote and does not limit the percentage of the Portfolio's assets at risk to 5%.


         In instances involving the purchase of futures contracts or the writing of call or put options thereon by the Portfolio, an amount of cash, U.S. government securities or other liquid, high-grade debt obligations, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the Portfolio to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Portfolio's assets to cover or identified accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

         Options on Futures Contracts. The Portfolio may purchase and sell options on the same types of futures in which it may invest. As an alternative to writing or purchasing call and put options on stock index futures, the Portfolio may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the Portfolio and other mutual funds or portfolios of mutual funds managed by the Sub-advisor or Rowe Price-Fleming International, Inc. Such aggregated orders would be allocated among such portfolios in a fair and non-discriminatory manner.


         See this Statement and Trust's Prospectus under "Certain Risk Factors and Investment Methods" for a description of certain risks in options and future contracts.

         Additional Futures and Options Contracts. Although the Portfolio has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.

         Foreign Futures and Options. The Portfolio is permitted to invest in foreign futures and options. For a description of foreign futures and options and certain risks involved therein as well as certain risks involved in foreign investing, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Securities. The Portfolio may invest in U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers. There are special risks in foreign investing. Certain of these risks are inherent in any international mutual fund while others relate more to the countries in which the Portfolio will invest. Many of the risks are more pronounced for investments in developing or emerging countries, such as many of the countries of Southeast Asia, Latin America, Eastern Europe and the Middle East. For an additional discussion of certain risks involved in investing in foreign securities, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


         Foreign Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         The Portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. The Portfolio's use of such contracts would include, but not be limited to, the following. First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when the Sub-advisor believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. Alternatively, where appropriate, the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Portfolio. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, Sub-advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served. The Portfolio will generally not enter into a forward contract with a term of greater than one year.


         The Portfolio may enter into forward contracts for any other purpose consistent with the Portfolio's investment objective and policies. However, the Portfolio will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Portfolio's holdings of liquid, high-grade debt securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the Portfolio may net offsetting positions.

         At the maturity of a forward contract, the Portfolio may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

         If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         The Portfolio's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Portfolio reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Portfolio is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Sub-advisor. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

         Although the Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. For a discussion of certain risk factors involved in foreign currency transactions, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Federal Tax Treatment of Options, Futures Contracts and Forward Foreign Exchange Contracts. The Portfolio may enter into certain option, futures, and forward foreign exchange contracts, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.

         Transactions which are considered Section 1256 contracts will be considered to have been closed at the end of the Portfolio's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (or, in the case of foreign exchange contracts, entirely as ordinary income or loss). The Portfolio will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

         Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a foreign dollar denominated bond or currency position may be considered straddles for tax purposes in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

         Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital loss, if the security covering the option was held for more than twelve months prior to the writing of the option.

         In order for the Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent that net gain realized from option, futures or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

         As a result of the "Taxpayer Relief Act of 1997," entering into certain option, futures contracts, or forward contracts may be deemed a "constructive sale" of offsetting securities, which could result in a taxable gain from the sale being distributed to shareholders. The Portfolio would be required to distribute any such gain even though it would not receive proceeds from the sale at the time the option, futures or forward position is entered into.

         Illiquid and Restricted Securities. If through the appreciation of illiquid securities or the depreciation of liquid securities, the Portfolio should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the Portfolio will take appropriate steps to protect liquidity.

         Notwithstanding the above, the Portfolio may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Sub-advisor under the supervision of the Trust's Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Sub-advisor will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, Sub-advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Portfolio does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Portfolio's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         The Board of Trustees of the Trust has promulgated guidelines with respect to illiquid securities.

         Hybrid Instruments. Hybrid Instruments have been developed and combine the elements of futures contracts, options or other financial instruments with those of debt, preferred equity or a depository instrument (hereinafter "Hybrid Instruments. Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. For a discussion of certain risks involved in investing in hybrid instruments see this statement under "Certain Risk Factors and Investment Methods."

         Repurchase Agreements. Subject to guidelines adopted by the Board of Trustees of the Trust, the Portfolio may enter into a repurchase agreement through which an investor (such as the Portfolio) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Any such dealer or bank will be on Sub-advisor's approved list and have a credit rating with respect to its short-term debt of at least A1 by Standard & Poor's Corporation, P1 by Moody's Investors Service, Inc., or the equivalent rating by Sub-advisor. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. The Portfolio will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) which the Portfolio's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book- entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

         Reverse Repurchase Agreements. Although the Portfolio has no current intention, in the foreseeable future, of engaging in reverse repurchase agreements, the Portfolio reserves the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a Portfolio is the seller of, rather than the investor in, securities, and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the Portfolio.

     Warrants. The Portfolio may acquire warrants. For a discussion of certain risks involved therein, see this Statement under "Certain Risk Factor and Investment Methods."


         Lending of Portfolio Securities. Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under its investment program. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on three business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.


         Other Lending/Borrowing. Subject to approval by the Securities and Exchange Commission and certain state regulatory agencies, the Portfolio may make loans to, or borrow funds from, other mutual funds sponsored or advised by the Sub-advisor or Rowe Price-Fleming International, Inc. The Portfolio has no current intention of engaging in these practices at this time.

         When-Issued Securities and Forward Commitment Contracts. The Portfolio may purchase securities on a "when-issued" or delayed delivery basis and may purchase securities on a forward commitment basis. Any or all of the Portfolio's investments in debt securities may be in the form of when-issueds and forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but may be substantially longer for forwards. The Portfolio will cover its commitments with respect to these securities by maintaining cash and/or liquid, high-grade debt securities with its custodian bank equal in value to these commitments during the time between the purchase and the settlement. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. For a discussion of these securities and the risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."

     Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable to the AST T. Rowe Price Natural Resources Portfolio. These limitations are not "fundamental" restrictions and can be changed by the Trustees without shareholder approval. The Portfolio will not:

     1. Purchase additional securities when money borrowed exceeds 5% of its total assets;

     2. Invest in companies for the purpose of exercising management or control;

         3. Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Portfolio's net asset value;

         4. Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities. Securities eligible for resale under Rule 144A of the Securities Act of 1933 may be subject to this 15% limitation;

         5. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

         6. Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) the Portfolio may make margin deposits in connection with futures contracts or other permissible investments;

         7. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the Portfolio's total assets at the time of borrowing or investment;

         8. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the Trust's Prospectus and this Statement;

         9.       Effect short sales of securities; or

         10. Invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the Portfolio would be invested in warrants, except that this restriction does not apply to warrants acquired as a result of the purchase of another security. For purposes of these percentage limitations, the warrants will be valued at the lower of cost or market.


AST Oppenheimer Large-Cap Growth Portfolio:

     Investment Objective: The investment objective of the Portfolio is to seek capital appreciation. The Portfolio does not invest to seek current income.

Investment Policies:

         In selecting securities for the Portfolio, the Sub-advisor evaluates the merits of securities primarily through the exercise of its own investment analysis. This may include, among other things, evaluation of the history of the issuer's operations, prospects for the industry of which the issuer is part, the issuer's financial condition, the issuer's pending product developments and developments by competitors, the effect of general market and economic conditions on the issuer's business, and legislative proposals or new laws that might affect the issuer. Current income is not a consideration in the selection of securities for the Portfolio, whether for appreciation, defensive or liquidity purposes. The fact that a security has a low yield or does not pay current income will not be an adverse factor in selecting securities to try to achieve the Portfolio's investment objective of capital appreciation unless the Sub-advisor believes that the lack of yield might adversely affect appreciation possibilities.

         The portion of the Portfolio's assets allocated to securities and methods selected for capital appreciation will depend upon the judgment of the Sub-advisor as to the future movement of the equity securities markets. If the Sub-advisor believes that economic conditions favor a rising market, the Portfolio will emphasize securities and investment methods selected for high capital growth.

     Foreign Securities. The Portfolio may invest in securities (which may be denominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (described below) and foreign governments or their agencies or instrumentalities and in securities issued by U.S. corporations denominated in non-U.S. currencies. The types of foreign debt obligations and other securities in which the Portfolio may invest are the same types of debt and equity securities identified in the Prospectus.

         Foreign securities include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments that are traded on foreign securities exchanges or in the foreign over-the-counter markets, as well as American Depository Receipts that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets. However, American Depository Receipts are not subject to some of the special considerations and risks that apply to foreign securities traded and held abroad.

         Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers, including the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets.

          Investing in foreign securities involves special additional risks and considerations not typically associated with investing in securities of issuers traded in the U.S. From time to time, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed. For an additional discussion of foreign investing and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


         Illiquid and Restricted Securities. The Portfolio may invest in illiquid and restricted securities. Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those puts exercisable within seven days. Under the guidelines established by the Trust's Board of Trustees, the Sub-advisor determines the liquidity of certain of the Portfolio's investments. The Sub-advisor monitors holdings of illiquid securities on an ongoing basis and at times the Portfolio may be required to sell some holdings to maintain adequate liquidity.


         The Portfolio has percentage limitations that apply to purchases of illiquid securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Trustees of the Trust or by the Sub-advisor under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Portfolio's holding of that security may be considered illiquid. For an additional discussion of illiquid and restricted securities and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Loans of Portfolio Securities. The Portfolio may lend its portfolio securities subject to the restrictions stated in the Prospectus under "Certain Risk Factors and Investment Methods." Repurchase transactions are not considered "loans" for the purpose of the Portfolio's limit on the percentage of its assets that can be loaned. In a portfolio securities lending transaction, the Portfolio receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders', administrative or other fees the Portfolio pays in connection with the loan. The terms of the Portfolio's loans must meet applicable tests under the Internal Revenue Code and must permit the Portfolio to reacquire loaned securities, generally within the customary settlement period, in time to vote on any important matter. For an additional discussion of securities lending and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Repurchase Agreements. The Portfolio may acquire securities subject to repurchase agreements for liquidity purposes to meet anticipated redemptions, or pending the investment of the proceeds from sales of Portfolio shares, or pending the settlement of purchases of Portfolio securities. In a repurchase transaction, the Portfolio acquires a security from, and simultaneously agrees to resell it to, an approved vendor. An "approved vendor" is a U.S. commercial bank or the U.S. branch of a foreign bank or a broker-dealer that has been designated a primary dealer in government securities, which must meet credit requirements set forth in guidelines established by the Trust's Board of Trustees. Repurchase agreements are similar to loans collateralized by the underlying security. The Portfolio's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Sub-advisor will continuously monitor the collateral's value. For an additional discussion of repurchase agreements and certain risks and regulatory limits involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Hedging with Futures Contracts. The Portfolio may use hedging instruments for the purposes described in the Prospectus. When hedging to attempt to protect against declines in the market value of the Portfolio's portfolio, or to permit the Portfolio to protect unrealized gains on portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, the Portfolio may sell financial futures. When hedging to establish a position in the equities market as a temporary substitute for the purchase of individual equity securities, the Portfolio may buy futures. Normally, the Portfolio may thereafter purchase the equity securities and terminate the hedging position.

         The Portfolio's strategy of hedging with futures will be incidental to the Portfolio's investment activities in the underlying cash market. In the future, the Portfolio may employ hedging instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with the Portfolio's investment objective, and are legally permissible and disclosed in the Prospectus. Additional information about the hedging instruments the Portfolio may use is provided below.

         The Portfolio may buy and sell futures contracts related to financial indices, including stock indices. Financial indices cannot be purchased or sold directly. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded. For an additional discussion on futures, including certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

                  Regulatory Aspects of Futures. The Portfolio is required to operate within certain guidelines and restrictions with respect to its use of futures and options on futures established by the Commodity Futures Trading Commission ("CFTC"). In addition, due to requirements under the Investment Company Act of 1940 (the "Investment Company Act"), when the Portfolio purchases a stock index future, the Portfolio will identify on the Trust's records, liquid assets in an amount equal to the market value of the securities underlying such future, less the margin deposit applicable to it. For an additional discussion on the regulatory aspects of hedging instruments, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

                  Risks of Hedging with Futures. Selling futures to attempt to protect against declines in the values of the portfolio's securities involves the risk that the prices of the futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Portfolio's securities. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the hedging instruments, the Portfolio may use hedging instruments in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the applicable index.

         If the Portfolio uses hedging instruments to establish a position in the equities markets as a temporary substitute for the purchase of individual equity securities (long hedging) by buying futures, it is possible that the market may decline. If the Portfolio then concludes not to invest in equity securities at that time because of concerns as to a possible further market decline or for other reasons, the Portfolio will realize a loss on the hedging instruments that is not offset by a reduction in the price of the equity securities purchased. For an additional discussion of hedging instruments, including certain risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."

         Investment Policies Which May Be Changed Without Shareholder Approval. The following limitation is applicable to the AST Oppenheimer Large-Cap Growth Portfolio. This limitation is not a "fundamental" restriction and may be changed by the Trustees without shareholder approval.

         The Portfolio will not invest in interests in oil, gas, or other mineral exploration or development programs.

AST Marsico Capital Growth Portfolio:

Investment Objective: The investment objective of the Portfolio is to seek capital growth. This is a fundamental objective of the Portfolio. Realization of income is not an investment objective and any income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective.

Investment Policies:

         Futures, Options and Other Derivative Instruments. The Portfolio may enter into futures contracts on securities, financial indices, and foreign currencies and options on such contracts, and may invest in options on securities, financial indices and foreign currencies, forward contracts and swaps. The Portfolio will not enter into any futures contracts or options on futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contract positions and options on futures contracts written by the Portfolio would exceed the market value of the total assets of the Portfolio. The Portfolio may invest in forward currency contracts with stated values of up to the value of the Portfolio's assets.

         The Portfolio may buy or write options in privately negotiated transactions on the types of securities and indices based on the types of securities in which the Portfolio is permitted to invest directly. The Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Sub-advisor, and only pursuant to procedures adopted by the Sub-advisor for monitoring the creditworthiness of those entities. To the extent that an option bought or written by the Portfolio in a negotiated transaction is illiquid, the value of an option bought or the amount of the Portfolio's obligations under an option written by the Portfolio, as the case may be, will be subject to the Portfolio's limitation on illiquid investments. In the case of illiquid options, it may not be possible for the Portfolio to effect an offsetting transaction at a time when the Sub-advisor believes it would be advantageous for the Portfolio to do so. For a description of these strategies and instruments and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Interest Rate Swaps and Purchasing and Selling Interest Rate Caps and Floors. In addition to the strategies noted above, the Portfolio, in order to attempt to protect the value of its investments from interest rate or currency exchange rate fluctuations, may enter into interest rate swaps and may buy or sell interest rate caps and floors. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its investments. The Portfolio also may enter into these transactions to protect against any increase in the price of securities the Portfolio may consider buying at a later date. The Portfolio does not intend to use these transactions as speculative investments. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

         The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolio's custodian. If the Portfolio enters into an interest rate swap on other than a net asset basis, the Portfolio would maintain a segregated account in the full amount accrued on a daily basis of the Portfolio's obligations with respect to the swap. The Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The Sub-advisor will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

         The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The Sub-advisor has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Portfolio sells (i.e., writes) caps and floors, it will maintain in a segregated account cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Portfolio's obligations with respect to any caps or floors.

         There is no limit on the amount of interest rate swap transactions that may be entered into by the Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that the Portfolio contractually is entitled to receive. The Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregated account requirement described above. For an additional discussion of these strategies, see this Statement under "Certain Risk Factors and Investment Methods."

         Repurchase Agreements and Reverse Repurchase Agreements. Subject to guidelines promulgated by the Board of Trustees of the Trust, the Portfolio may enter into repurchase agreements. The Portfolio may also enter into reverse repurchase agreements. For a description of these investment techniques, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


         High-Yield/High-Risk Securities. High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies such as Standard & Poor's Rating Services ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's"). The Portfolio will not invest more than 5% of its total assets in high-yield/high-risk and mortgage- and asset-backed securities.

         The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e. credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. The Portfolio will not purchase debt securities rated below "CCC-" by Standard & Poor's or "Caa" by Moody's. The Portfolio may also purchase unrated bonds of foreign and domestic issuers. For an additional discussion of high-yield/high-risk and mortgage- and asset-backed securities, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Zero Coupon, Pay-in-Kind, and Step Coupon Bonds. The Fund may purchase zero coupon, pay-in-kind, and step coupon bonds. Zero coupon bonds are debt securities that do not pay periodic interest, but are issued at a discount from their face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. Pay-in-kind bonds normally give the issuer the option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. Step coupon bonds begin to pay coupon interest, or pay an increased rate of interest, at some time after they are issued. The discount at which step coupon bonds trade depends on the time remaining until cash payments begin, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market value of zero coupon, pay-in-kind and step coupon bonds generally will fluctuate more in response to changes in interest rates than will conventional interest-paying securities with comparable maturities. For an additional discussion of zero coupon securities, see this SAI under "Certain Risk Factors and Investment Methods."


         Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable to the AST Marsico Capital Growth Portfolio. These limitations are not "fundamental" restrictions, and may be changed by the Trustees without shareholder approval.

         1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

         2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

         3. The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net asset value, provided that this limitation does not apply to (i) reverse repurchase agreements; (ii) deposits of assets on margin; (iii) guaranteed positions in futures, options, swaps or forward contracts; or (iv) the segregation of assets in connection with such contracts.

         4. The Portfolio does not currently intend to purchase any securities or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees of the Trust, or the Sub-advisor acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, or any successor to such rule, and Section 4(2) commercial paper. Accordingly, such securities may not be subject to the foregoing limitation.

         5. The Portfolio may not invest in companies for the purpose of exercising control or management.


AST JanCap Growth Portfolio:

Investment Objective: The investment objective of the Portfolio is growth of capital in a manner consistent with the preservation of capital. Realization of income is not a significant investment consideration and any income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. This is a fundamental objective of the Portfolio.

Investment Policies:

         The Portfolio may, as a fundamental policy, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio subject to the prior approval of the Investment Manager. The Investment Manager will not approve such investment unless: (a) the Investment Manager believes, on the advice of counsel, that such investment will not have an adverse effect on the tax status of the annuity contracts and/or life insurance policies supported by the separate accounts of the Participating Insurance Companies which purchase shares of the Trust; (b) the Investment Manager has given prior notice to the Participating Insurance Companies that it intends to permit such investment and has determined whether such Participating Insurance Companies intend to redeem any shares and/or discontinue the purchase of shares because of such investment; (c) the Trustees have determined that the fees to be paid by the Trust for administrative, accounting, custodial and transfer agency services for the Portfolio subsequent to such an investment are appropriate, or the Trustees have approved changes to the agreements providing such services to reflect a reduction in fees; (d) the Sub-advisor for the Portfolio has agreed to reduce its fee by the amount of any investment advisory fees paid to the investment manager of such open-end management investment company; and (e) shareholder approval is obtained if required by law. The Portfolio will apply for such exemptive or other relief under the provisions of the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder as may be necessary regarding investments in such investment companies.


         Corporate Bonds and Debentures. The Portfolio may purchase corporate bonds and debentures, including bonds rated below investment grade. The Portfolio will not invest more than 5% of its net assets in bonds rated below investment grade. For a discussion of lower rated securities, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


         Futures, Options and Other Derivative Instruments. The Portfolio may enter into futures contracts on securities, financial indices, and foreign currencies and options on such contracts, and may invest in options on securities, financial indices and foreign currencies, forward contracts and swaps. The Portfolio will not enter into any futures contracts or options on futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contract positions and options on futures contracts written by the Portfolio would exceed the market value of the total assets of the Portfolio. The Portfolio may invest in forward currency contracts with stated values of up to the value of the Portfolio's assets.

         The Portfolio may buy or write options in privately negotiated transactions on the types of securities and indices based on the types of securities in which the Portfolio is permitted to invest directly. The Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Sub-advisor, and only pursuant to procedures adopted by the Sub-advisor for monitoring the creditworthiness of those entities. To the extent that an option bought or written by the Portfolio in a negotiated transaction is illiquid, the value of an option bought or the amount of the Portfolio's obligations under an option written by the Portfolio, as the case may be, will be subject to the Portfolio's limitation on illiquid investments. In the case of illiquid options, it may not be possible for the Portfolio to effect an offsetting transaction at a time when the Sub-advisor believes it would be advantageous for the Portfolio to do so. For a description of these strategies and instruments and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Interest Rate Swaps and Purchasing and Selling Interest Rate Caps and Floors. In addition to the strategies noted above, the Portfolio, in order to attempt to protect the value of its investments from interest rate or currency exchange rate fluctuations, may enter into interest rate swaps and may buy or sell interest rate caps and floors. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its investments. The Portfolio also may enter into these transactions to protect against any increase in the price of securities the Portfolio may consider buying at a later date. The Portfolio does not intend to use these transactions as speculative investments. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

         The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolio's custodian. If the Portfolio enters into an interest rate swap on other than a net basis, the Portfolio would maintain a segregated account in the full amount accrued on a daily basis of the Portfolio's obligations with respect to the swap. The Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The Sub-advisor will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

         The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The Sub-advisor has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Portfolio sells (i.e., writes) caps and floors, it will maintain in a segregated account cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Portfolio's obligations with respect to any caps or floors.

         There is no limit on the amount of interest rate swap transactions that may be entered into by the Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that the Portfolio contractually is entitled to receive. The Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregated account requirement described above. For an additional discussion of these strategies, see this Statement under "Certain Risk Factors and Investment Methods."

         Repurchase Agreements and Reverse Repurchase Agreements. Subject to guidelines promulgated by the Board of Trustees of the Trust, the Portfolio may enter into repurchase agreements. The Portfolio may also enter into reverse repurchase agreements. For a description of these investment techniques, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable to the AST JanCap Growth Portfolio. These limitations are not "fundamental" restrictions, and may be changed by the Trustees without shareholder approval.

         1. The Portfolio will not purchase a security if as a result, more than 15% of its net assets in the aggregate, at market value, would be invested in securities which cannot be readily resold because of legal or contractual restrictions on resale or for which there is no readily available market, or repurchase agreements maturing in more than seven days or securities used as a cover for written over-the-counter options, if any. The Trustees, or the Investment Manager or the Sub-advisor acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, and therefore that such securities are not subject to the foregoing limitation.

         2. The Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 25% of the value of the Portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. Under such a circumstance, the Portfolio may have to liquidate securities at a time when it is disadvantageous to do so. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

         3. The Portfolio will not enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions (as defined by the CFTC) if as a result the sum of the initial margin deposits and premium required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the Portfolio's net assets.

         4. The Portfolio will not enter into any futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions of the Portfolio would exceed the market value of the total assets of the Portfolio.

         5. The Portfolio will not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

         6. The Portfolio will not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

AST Bankers Trust Enhanced 500 Portfolio:

Investment Objective: The investment objective of the AST Bankers Trust Enhanced 500 Portfolio (the "Portfolio") is to outperform the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index") through stock selection resulting in different weightings of common stocks relative to the index.

Investment Policies:


         As a diversified fund, no more than 5% of the assets of the Portfolio may be invested in the securities of one issuer (other than U.S. Government Securities), except that up to 25% of the Portfolio's assets may be invested without regard to this limitation. The Portfolio will not invest more than 25% of its assets in the securities of issuers in any one industry. In the unlikely event that the S&P 500 should concentrate to an extent greater than that amount, the Portfolio's ability to achieve its objective may be impaired.

         The Sub-advisor will not purchase the stock of its parent company, Bankers Trust New York Corporation, which is included in the S&P 500.


         Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities. Restricted or other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         Specifically, the Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Sub-advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

         Subject to guidelines promulgated by the Board of Trustees of the Trust, the Sub-advisor will monitor the liquidity of Rule 144A securities in the Portfolio's portfolio. In reaching liquidity decisions, the Sub-advisor will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers and other potential purchasers wishing to purchase or sell the security; (iii) dealer undertakings to make a market in the security and (iv) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         Short-Term Instruments. When the Portfolio experiences large cash inflows through the sale of securities and desirable equity securities that are consistent with the Fund's investment objective are unavailable in sufficient quantities or at attractive prices, the Portfolio may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of: (i) short-term obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or by any of the states; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, of comparable quality in the opinion of the Sub-advisor; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer of the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Sub-advisor.

         Additional U.S. Government Obligations. The Portfolio may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Portfolio may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

         When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Portfolio until settlement takes place. At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value of such securities in determining its net asset value each day thereafter and, if applicable, calculate the maturity for the purposes of average maturity from the commitment date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio will maintain with its custodian a segregated account consisting of cash or other liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

         Equity Investments. The Portfolio may invest in equity securities listed on any domestic securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         Reverse Repurchase Agreements. The Portfolio may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Portfolio enters into a reverse repurchase agreement it will place in a segregated custodial account cash or other liquid assets having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Portfolio.

         Warrants. Warrants entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities.

         Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

         Convertible Securities. Convertible securities may be debt securities or preferred stocks that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Futures Contracts and Options on Futures Contracts.

                  Futures Contracts. The Portfolio may enter into securities index futures contracts. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. These investments will be made by the Portfolio solely for hedging purposes. Such investments will be made only if they are economically appropriate to the reduction of risks involved in the management of the Portfolio. In this regard, the Portfolio may enter into futures contracts or options on futures related to the S&P 500.

         At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.

         In addition, futures contracts entail other risks. The Sub-advisor believes that use of such contracts will benefit the Portfolio. The successful use of futures contracts, however, depends on the degree of correlation between the futures and securities markets. In addition, successful use of futures contracts is dependent on the Sub-advisor's ability to correctly predict movements in the securities markets and no assurance can be given that its judgment will be correct. For an additional discussion of futures contracts and the risks involved therein, see the Trust's Prospectus and this Statement under "Certain Risk Factors and Investment Methods."

                  Options on Futures Contracts. The Portfolio may use stock index futures on a continual basis to equitize cash so that the Portfolio may maintain 100% equity exposure. The Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the total assets of the Portfolio.

         A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Portfolio will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits. In anticipation of a decline in interest rates, the Portfolio may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities that the Portfolio intends to purchase. Similarly, if the value of the securities held by the Portfolio is expected to decline as a result of an increase in interest rates, the Portfolio might purchase put options or sell call options on futures contracts rather than sell futures contracts.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option my or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contact involves risks similar to those risks relating to the sale of futures contracts.


         Options on  Securities  Indices.  The  Portfolio may purchase and write
(sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.


         Options on securities indices entail certain risks. The absence of a liquid secondary market to close out options positions on securities indices may occur, although the Portfolio generally will only purchase or write such an option if the Sub-adviser believes the option can be closed out.

         Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the Sub-adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         For an additional discussion of options and the risks involved therein, see the Trust's Prospectus and this Statement under "Certain Risk Factors and Investment Methods."

         Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable to the AST Bankers Trust Enhanced 500 Portfolio. These limitations are not "fundamental' restrictions and may be changed by the Trustees without shareholder approval. The Portfolio will not:

         1. Purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

         2.       Invest for the purpose of exercising control or management;

         3.  Purchase  securities  of  other  investment   companies  except  in
compliance with the 1940 Act; or

         4. Invest more than 15% of the Portfolio's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable, not including Rule 144A securities and commercial paper that is sold under section 4(2) of the 1933 Act that have been determined to be liquid under procedures established by the Board of Trustees.

AST Cohen & Steers Realty Portfolio:

     Investment Objective: The investment objective of AST Cohen & Steers Realty Portfolio. (the "Portfolio") is to maximize total return through investment in real estate securities. This is a fundamental objective of the Portfolio.

Investment Policies:

         Illiquid Securities. The Portfolio will not invest in illiquid securities if immediately after such investment more than 15% of the Portfolio's net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act") and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities. Restricted or other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Portfolio might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Portfolio might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Specifically, the Securities and Exchange Commission (the "SEC") has adopted Rule 144A which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The market for certain restricted securities has expanded, and the Sub-advisor anticipates that it will expand further, as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers.

         Subject to the guidelines promulgated by the Board of Trustees of the Trust, the Sub-advisor will determine and monitor the liquidity of Rule 144A securities acquired or held by the Portfolio. In reaching liquidity decisions, the Sub-advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         Repurchase Agreements. Subject to the guidelines promulgated by the Board of Trustees of the Trust, the Portfolio may also enter into repurchase agreements. A repurchase agreement is an instrument under which an investor such as the Portfolio purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. In such a case, the security is held by the Portfolio, in effect, as collateral for the repurchase obligation. Repurchase agreements may be entered into only with certain well-established banks and securities dealers. Among other requirements, a bank must be a member of the Federal Reserve System and a securities dealer must be recognized by the Federal Reserve Bank within its reporting district as a reporting government securities dealer. In entering into the repurchase agreement for the Portfolio, the Sub-advisor will evaluate and monitor the creditworthiness of the vendor. For an additional discussion of repurchase agreements and the risks associated with them, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

     Investment Techniques. The following sections provide expanded discussion of several of the types of investments and investment techniques which may be used by the Portfolio.

                  Real Estate Investment Trusts. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, although not required, that under normal circumstances a majority of the Portfolio's investments in REITs will consist of equity REITs.


         A REIT is not taxed on amounts distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. Equity and Mortgage REITs are dependent upon the skills of their managers and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), or to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act").


                  Futures Contracts. The Portfolio may purchase and sell financial futures contracts. A futures contract is an agreement to buy or sell a specific security or financial instrument at a particular price on a stipulated future date. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

         The Portfolio may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

         At the time the Portfolio purchases a futures contract, an amount of cash or other liquid assets equal to the market value of the futures contract will be deposited in a segregated account with the Portfolio's custodian. When writing a futures contract, the Portfolio will maintain with its custodian similar liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Portfolio may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by the Portfolio (or at a higher price if the difference is maintained in liquid assets with the Portfolio's custodian). For an additional discussion of futures contracts and the risks associated with them, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

                  Options on Securities and Stock Indices. The Portfolio may write covered call and put options and purchase call and put options on securities or stock indices that are traded on United States exchanges.


         An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The value of the underlying securities on which options may be written at any one time will not exceed 25% of the total assets of the Portfolio. The Portfolio will not purchase put or call options if the aggregate premiums paid for such options would exceed 5% of its total assets at the time of purchase.


         The Portfolio may write a call or put option only if the option is "covered." A call option on a security written by the Portfolio is covered if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Portfolio holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash or other liquid assets in a segregated account with its custodian. A put option on a security written by the Portfolio is "covered" if the Portfolio maintains similar liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

         The Portfolio will cover call options on stock indices by owning securities whose price changes, in the opinion of the Sub-advisor are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where the Portfolio covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, the Portfolio will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Portfolio will cover put options on stock indices by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

         The Portfolio will receive a premium from writing a put or call option, which increases the Portfolio's gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which the Portfolio has written a call option falls or remains the same, the Portfolio will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security or index rises, however, the Portfolio will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Portfolio's stock investments. By writing a put option, the Portfolio assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on securities or indices will increase the Portfolio's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

         The Portfolio may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Portfolio will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security or index and the changes in value of the Portfolio's security holdings being hedged.

         The Portfolio may purchase call options on individual securities to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. Similarly, the Portfolio may purchase call options to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Portfolio will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

         There can be no assurance that a liquid market will exist when the Portfolio seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Portfolio may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Portfolio may experience losses in some cases as a result of such inability.


         Foreign Currency Contracts and Currency Hedging Transaction. In order to hedge against foreign currency exchange rate risks, the Portfolio may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Portfolio may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The Portfolio will not enter into forward foreign currency contracts if, as a result, the Portfolio will have more than 15% of the value of its net assets committed to the consummation of such contracts.


         The Portfolio may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Portfolio may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when the Portfolio believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Portfolio's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." Because in connection with the Portfolio's foreign currency forward transactions an amount of the Portfolio's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the Portfolio will always have cash or other liquid assets available sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. In addition, the Portfolio will not enter into such forward contracts if, as a result, the Portfolio will have more than 15% of the value of its total assets committed to such contracts. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolio's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.
Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not engaged in such contracts.

         The Portfolio may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

         The Portfolio may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Portfolio's portfolio securities or adversely affect the prices of securities that the Portfolio intends to purchase at a later date. The successful use of currency futures will usually depend on the Sub-advisor's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of foreign currency futures or may realize losses.


         Short Sales. The Portfolio may enter into short sales, provided the dollar amount of short sales at any one time would not exceed 25% of the net assets of the Portfolio, and the value of securities of any one issuer in which the Portfolio is short would not exceed the lesser of 2% of the value of the Portfolio's net assets or 2% of the securities of any class of any issuer. The Portfolio must maintain collateral in a segregated account consisting of cash or other liquid assets with a value equal to the current market value of the shorted securities, which are marked to market daily. If the Portfolio owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as "short sales against the box"), the above requirements are not applicable.

         Non-Diversified Status. The Portfolio is classified as a "non-diversified" investment company under the 1940 Act, which means the Portfolio is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the Portfolio intends conduct its operations so as to qualify as a regulated investment company for purposes of the Code, which generally will relieve the Portfolio of any liability for Federal income tax to the extent its earnings are distributed to shareholders. To so qualify, among other requirements, the Portfolio will limit its investments so that, at the close of each quarter of the taxable year,
(i) not more than 25% of the market value of the Portfolio's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Portfolio will not own more than 10% of the outstanding voting securities of a single issuer. The Portfolio's investments in securities issued by the U.S. Government, its agencies and instrumentalities are not subject to these limitations.


         Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable to the AST Cohen & Steers Realty Portfolio. These limitations are not "fundamental" restrictions and may be changed by the Trustees without shareholder approval. The Portfolio will not:

         1. Invest in illiquid securities, as defined in the prospectus under "Investment Objective and Policies, AST Cohen & Steers Realty Portfolio" if immediately after such investment more than 15% of the Portfolio's net assets (taken at market value) would be invested in such securities;

         2. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

         3. Participate on a joint or joint and several basis in any securities trading account;

         4.       Invest in companies for the purpose of exercising control;

5. Purchase securities of investment companies except in compliance with the 1940 Act; or

         6. (a) invest in interests in oil, gas, or other mineral exploration or development programs; or (b) purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions and except for borrowings in an amount not exceeding 10% of the value of the Portfolio's total assets.

AST Putnam Value Growth & Income Portfolio:

     Investment Objective: The primary investment objective of the Portfolio is to seek capital growth. Current income is a secondary investment objective. These are fundamental objectives of the Portfolio.

Investment Policies:

         Short-Term Trading. In seeking the Portfolio's objectives, the Sub-advisor will buy or sell portfolio securities whenever the Sub-advisor believes it appropriate to do so. In deciding whether to sell a portfolio security, the Sub-advisor does not consider how long the Portfolio has owned the security. From time to time the Sub-advisor will buy securities intending to seek short-term trading profits. A change in the securities held by the Portfolio is known as "portfolio turnover" and generally involves some expense to the Portfolio. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. As a result of the Portfolio's investment policies, under certain market conditions the Portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities - excluding securities whose maturities at acquisition were one year or less. The Portfolio turnover rate is not a limiting factor when the Sub-advisor considers a change in the Portfolio.

         Lower-Rated Fixed-Income Securities. The Portfolio may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings of certain securities held by the Portfolio reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Portfolio more volatile and could limit the Portfolio's ability to sell its securities at prices approximating the values the Portfolio had placed on such securities. In the absence of a liquid trading market for securities held by it, the Portfolio at times may be unable to establish the fair value of such securities. For an additional discussion of certain risks involved in lower-rated securities, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         The Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Sub-advisor will monitor the investment to determine whether its retention will assist in meeting the Portfolio's investment objective. At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other mutual funds and accounts managed by the Sub-advisor and its affiliates, holds all or a major portion. Although the Sub-advisor generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell these securities when the Sub-advisor believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value. In order to enforce its rights in the event of a default under such securities, the Portfolio may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the Portfolio's operating expenses and adversely affect the Portfolio's net asset value.

         To the extent the Portfolio invests in securities in the lower rating categories, the achievement of the Portfolio's goals is more dependent on the Sub-advisor's investment analysis than would be the case if the Portfolio were investing in securities in the higher rating categories.

         Zero Coupon Bonds and Payment-in-Kind Bonds. The Portfolio may invest without limit in zero coupon and payment-in-kind bonds. Zero coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. For an additional discussion of zero coupon bonds and certain risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."

     Restricted Securities. The Portfolio may invest in restricted securities. For a discussion of restricted securities and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Mortgage Related Securities. The Portfolio may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

         Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the Portfolio may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the Portfolio may not be able to realize the rate of return it expected.

         Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates.

         CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

         Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by the Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

         The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolio's ability to buy or sell those securities at any particular time. For an additional discussion of mortgage related securities and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Lending Portfolio Securities. The Portfolio may make secured loans of its securities, on either a short-term or long-term basis, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the Portfolio an amount equal to any dividends or interest received on securities lent. The Portfolio retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Portfolio retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Portfolio to exercise voting rights on any matters materially affecting the investment. The Portfolio may also call such loans in order to sell the securities.

         Forward Commitments. The Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Portfolio holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the Portfolio enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Where such purchases are made through dealers, the Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Portfolio of an advantageous yield or price. Although the Portfolio will generally enter into forward commitments with the intention of acquiring securities for the Portfolio or for delivery pursuant to options contracts it has entered into, the Portfolio may dispose of a commitment prior to settlement if the Sub-advisor deems it appropriate to do so. The Portfolio may realize short-term profits or losses upon the sale of forward commitments.

         The Portfolio may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

         Repurchase Agreements. Subject to guidelines adopted by the Board of Trustees of the Trust, the Portfolio may enter into repurchase agreements. A repurchase agreement is a contract under which the Portfolio acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). It is the Portfolio's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Sub-advisor will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. For an additional discussion of repurchase agreements and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Writing Covered Options. The Portfolio may write covered call options and covered put options on optionable securities held in the portfolio, when in the opinion of the Sub-advisor such transactions are consistent with the Portfolio's investment objective and policies. Call options written by the Portfolio give the purchaser the right to buy the underlying securities from the Portfolio at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Portfolio at a stated price.

         The Portfolio may write only covered options, which means that, so long as the Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Portfolio will hold cash or other liquid assets equal to the price to be paid if the option is exercised. In addition, the Portfolio will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Portfolio may write combinations of covered puts and calls on the same underlying security.

         If the Portfolio writes a call option but does not own the underlying security, and when it writes a put option, the Portfolio may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Portfolio may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations. For an additional discussion of options transactions, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Purchasing Put Options. The Portfolio may purchase put options to protect its holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the Portfolio, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Portfolio will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

         Purchasing Call Options. The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.


     The aggregate value of the securities underlying any options written or purchased by the Portfolio may not exceed 25% of Portfolio assets.


         Risk Factors in Options Transactions. The successful use of the Portfolio's options strategies depends on the ability of the Sub-advisor to forecast correctly interest rate and market movements. The effective use of options also depends on the Portfolio's ability to terminate option positions at times when the Sub-advisor deems it desirable to do so. There is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

         A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Portfolio as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Portfolio, as option writer, would remain obligated under the option until expiration or exercise.

         Disruptions in the markets for the securities underlying options purchased or sold by the Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Portfolio as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Portfolio, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

         Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

         Over-the-counter ("OTC") options purchased by the Portfolio and assets held to cover OTC options written by the Portfolio may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the Portfolio's ability to invest in illiquid securities. For an additional discussion of certain risks involved in options transactions, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Futures Contracts and Related Options. Subject to applicable law, the Portfolio may invest without limit in the types of futures contracts and related options identified in the Prospectus for hedging and non-hedging purposes. The use of futures and options transactions for purposes other than hedging entails greater risks. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         The Portfolio may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the Portfolio. The Portfolio may close its positions by taking opposite positions which will operate to terminate the Portfolio's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or a gain. Such closing transactions involve additional commission costs. For an additional discussion of futures contracts and related options, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Options on Futures Contracts. The Portfolio may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. Options on future contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The Portfolio may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its securities, the Portfolio may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the Portfolio may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Portfolio expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

         As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected. For an additional discussion of options on futures contracts, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Risks of Transactions in Futures Contracts and Related Options. Successful use of futures contracts by the Portfolio is subject to the Sub-advisor's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Portfolio when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts. For an additional discussion of certain risks involved in futures contracts and related options, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Portfolio may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective. The Portfolio may also purchase and sell options on index futures contracts.

         For example, the Standard & Poor's Composite 500 Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Portfolio enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the Portfolio will gain $2,000 (500 units x gain of $4). If the Portfolio enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the Portfolio will lose $1,000 (500 units x loss of $2).

         There are several risks in connection with the use by the Portfolio of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Sub-advisor will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

         Successful use of index futures by the Portfolio is also subject to the Sub-advisor's ability to predict movements in the direction of the market. For example, it is possible that, where the Portfolio has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the Portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Sub-advisor may still not result in a profitable position over a short time period.

         Options on Stock Index Futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         Options on Indices. As an alternative to purchasing call and put options on index futures, the Portfolio may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures. For an additional discussion of options on indices and certain risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."

         Foreign Securities. The Portfolio may invest up to 20% of its total assets in securities traded in foreign securities markets. American depositary receipts and Eurodollar certificates of deposit are not included in this limitation. For a discussion of certain risks involved in foreign investing, in general, and the special risks involved in investing in developing countries or "emerging markets," see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Currency Transactions. The Portfolio may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to protect against uncertainty in the level of future currency exchange rates. In addition, the Portfolio may write covered call and put options on foreign currencies for the purpose of increasing its current return.

         Generally, the Portfolio may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Portfolio enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The Portfolio will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Portfolio will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

         The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

         For transaction hedging purposes the Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Portfolio the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the Portfolio the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Portfolio the right to purchase the currency at the exercise price until the expiration of the option.

         When it engages in position hedging, the Portfolio enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Portfolio expects to purchase). In connection with position hedging, the Portfolio may purchase put or call options on foreign currency and on foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Portfolio may also purchase or sell foreign currency on a spot basis.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk Factors in Options Transactions" above.

         The Portfolio may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The Portfolio receives a premium from writing a call or put option, which increases the Portfolio's current return if the option expires unexercised or is closed out at a net profit. The Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

         The Portfolio's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. The Sub-advisor will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the Portfolio. Cross hedging transactions by the Portfolio involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

         The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

         The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets. For an additional discussion of foreign currency transactions and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Currency Forward and Futures Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Portfolio either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin.

         Foreign Currency Options. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

         The Portfolio will only purchase or write foreign currency options when the Sub-advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

         Settlement Procedures. Settlement procedures relating to the Portfolio's investments in foreign securities and to the Portfolio's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Portfolio's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the Portfolio may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

         Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

         Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable to the AST Putnam Value Growth & Income Portfolio. These limitations are not "fundamental" restrictions and may be changed by the Trustees without shareholder approval. The Portfolio will not:

         1. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above;

         2. Invest in the securities of other investment companies except in compliance with the 1940 Act;

         3. Make short sales of securities or maintain a short position for the account of the Portfolio unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and in equal amount to, the securities sold short.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

AST Lord Abbett Growth and Income Portfolio:

     Investment  Objective:   The  investment  objective  of  the  Portfolio  is
long-term growth of capital and income without excessive fluctuation in market value. This is a fundamental objective of the Portfolio.

Investment Policies:

         Covered Call Options. The Portfolio may write covered call options which are traded on a national securities exchange with respect to its securities in an attempt to increase income and to provide greater flexibility in the disposition of securities. A "call option" is a contract sold for a price (the "premium") giving its holder the right to buy a specific number of shares of stock at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. During the period of the option, the Portfolio forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds the net premium). The Portfolio may also enter into "closing purchase transactions" in order to terminate its obligation to deliver the underlying security (this may result in a short-term gain or loss). A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security with the same exercise price and call period as the option previously written. If the Portfolio is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation. The Sub-advisor does not intend to have the Portfolio write covered call options with respect to securities with an aggregate market value of more than 10% of the Portfolio's gross assets at the time an option is written. This percentage limitation will not be increased without prior disclosure in the current Prospectus of the Trust. For an additional discussion of call options, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Illiquid Securities. Subject to guidelines promulgated by the Board of Trustees of the Trust, the Portfolio may invest in illiquid securities. Investments in illiquid securities are limited to a maximum of 10% of Portfolio net assets. Illiquid securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 which have been determined to be liquid by the Sub-advisor under the supervision of the Trustees. Examples of factors which the Sub-advisor may take into account with respect to a Rule 144A security include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the marketplace (e.g., the time period needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). For a discussion of illiquid or restricted securities and certain risks involved therein see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

AST INVESCO Equity Income Portfolio:

Investment Objective: The investment objective of the Portfolio is to seek high current income while following sound investment practices. This is a fundamental objective of the Portfolio. Capital growth potential is an additional, but secondary, consideration in the selection of portfolio securities.

Investment Policies:

         The Portfolio will pursue its objective by investing its assets in securities which will provide a relatively high-yield and stable return and which, over a period of years, may also provide capital appreciation. Capital growth potential is an additional consideration in the selection of portfolio securities. The Portfolio invests in common stocks, as well as convertible bonds and preferred stocks.

         In pursuing its investment objective, the Portfolio normally invests at least 65% of its total assets in dividend paying common stocks. Up to 10% of the Portfolio's assets may be invested in equity securities that do not pay regular dividends. The remaining assets are invested in other income-producing securities, such as corporate bonds. Sometimes warrants are acquired when offered with income-producing securities, but the warrants are disposed of at the first favorable opportunity. Acquiring warrants involves a risk that the Portfolio will lose the premium it pays to acquire warrants if the Portfolio does not exercise a warrant before it expires. The major portion of the investment portfolio normally consists of common stocks, convertible bonds and debentures, and preferred stocks; however, there may also be substantial holdings of debt securities, including non-investment grade and unrated debt securities.

         Debt Securities. The debt securities in which the Portfolio invests are generally subject to two kinds of risk, credit risk and market risk. The ratings given a debt security by Moody's and Standard & Poor's ("S&P") provide a generally useful guide as to such credit risk. The lower the rating given a debt security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower grade (Ba or less by Moody's, BB or less by S&P) debt securities, while intended to increase the yield produced by the Portfolio's debt securities, will also increase the credit risk to which those debt securities are subject.

         Lower-rated debt securities and non-rated securities of comparable quality tend to be subject to wider fluctuations in yields and market values than higher rated debt securities and may have speculative characteristics. Although the Portfolio may invest in debt securities assigned lower grade ratings by S&P or Moody's, the Portfolio's investments have generally been limited to debt securities rated B or higher by either S&P or Moody's. Debt securities rated lower than B by either S&P or Moody's may be highly speculative. The Sub-advisor intends to limit such portfolio investments to debt securities which are not believed by the Sub-advisor to be highly speculative and which are rated at least CCC or Caa, respectively, by S&P or Moody's. In addition, a significant economic downturn or major increase in interest rates may well result in issuers of lower-rated debt securities experiencing increased financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing. While the Sub-advisor attempts to limit purchases of lower-rated debt securities to securities having an established retail secondary market, the market for such securities may not be as liquid as the market for higher rated debt securities. For an additional discussion of certain risks involved in lower-rated or unrated securities, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Repurchase Agreements. As discussed in the Trust's Prospectus, the Portfolio may enter into repurchase agreements with respect to debt instruments eligible for investment by the Portfolio, with member banks of the Federal Reserve System, registered broker-dealers, and registered government securities dealers. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Portfolio and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Portfolio (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement, and are held by the Portfolio's Custodian Bank until repurchased. For an additional discussion of repurchase agreements and certain risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."

         The Board of Trustees of the Trust has promulgated guidelines with respect to repurchase agreements.

         Lending Portfolio Securities. The Portfolio may lend its securities to qualified brokers, dealers, banks, or other financial institutions. While voting rights may pass with the loaned securities, if a material event (e.g., proposed merger, sale of assets, or liquidation) is to occur affecting an investment on loan, the loan must be called and the securities voted. Loans of securities made by the Portfolio will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange and the requirements of the 1940 Act and the rules of the Securities and Exchange Commission thereunder.

AST Putnam Balanced Portfolio:

Investment Objective: The investment objective of the Portfolio is to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income. This is a fundamental objective of the Portfolio.

Investment Policies:

         Lower-Rated Fixed-Income Securities. The Portfolio may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings of certain securities held by the Portfolio reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Portfolio more volatile and could limit the Portfolio's ability to sell its securities at prices approximating the values the Portfolio had placed on such securities. In the absence of a liquid trading market for securities held by it, the Portfolio at times may be unable to establish the fair value of such securities. For an additional discussion of certain risks involved in lower-rated securities, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         The Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Sub-advisor will monitor the investment to determine whether its retention will assist in meeting the Portfolio's investment objective. At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other mutual funds and accounts managed by the Sub-advisor and its affiliates, holds all or a major portion. Although the Sub-advisor generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell these securities when the Sub-advisor believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value. In order to enforce its rights in the event of a default under such securities, the Portfolio may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the Portfolio's operating expenses and adversely affect the Portfolio's net asset value.

         To the extent the Portfolio invests in securities in the lower rating categories, the achievement of the Portfolio's goals is more dependent on the Sub-advisor's investment analysis than would be the case if the Portfolio were investing in securities in the higher rating categories

         Zero Coupon Bonds. The Portfolio may invest without limit in zero coupon bonds. Zero coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Because zero coupon bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. For an additional discussion of zero coupon bonds and certain risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."

     Restricted Securities. The Portfolio may invest in restricted securities. For a discussion of restricted securities and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Mortgage Related Securities. The Portfolio may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

         Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the Portfolio may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the Portfolio may not be able to realize the rate of return it expected.

         Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates.

         CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

         Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by the Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

         The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolio's ability to buy or sell those securities at any particular time. For an additional discussion of mortgage related securities and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Lending Portfolio Securities. The Portfolio may make secured loans of its securities, on either a short-term or long-term basis, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the Portfolio an amount equal to any dividends or interest received on securities lent. The Portfolio retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Portfolio retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Portfolio to exercise voting rights on any matters materially affecting the investment. The Portfolio may also call such loans in order to sell the securities.

         Forward Commitments. The Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Portfolio holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the Portfolio enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Where such purchases are made through dealers, the Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Portfolio of an advantageous yield or price. Although the Portfolio will generally enter into forward commitments with the intention of acquiring securities for the Portfolio or for delivery pursuant to options contracts it has entered into, the Portfolio may dispose of a commitment prior to settlement if the Sub-advisor deems it appropriate to do so. The Portfolio may realize short-term profits or losses upon the sale of forward commitments.

         The Portfolio may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

         Repurchase Agreements. Subject to guidelines adopted by the Board of Trustees of the Trust, the Portfolio may enter into repurchase agreements. A repurchase agreement is a contract under which the Portfolio acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). It is the Portfolio's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Sub-advisor will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. For an additional discussion of repurchase agreements and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Writing Covered Options. The Portfolio may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of the Sub-advisor such transactions are consistent with the Portfolio's investment objective and policies. Call options written by the Portfolio give the purchaser the right to buy the underlying securities from the Portfolio at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Portfolio at a stated price.

         The Portfolio may write only covered options, which means that, so long as the Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Portfolio will hold cash or other liquid assets equal to the price to be paid if the option is exercised. In addition, the Portfolio will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Portfolio may write combinations of covered puts and calls on the same underlying security.

         If the Portfolio writes a call option but does not own the underlying security, and when it writes a put option, the Portfolio may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Portfolio may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations. For an additional discussion of options transactions, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Purchasing Put Options. The Portfolio may purchase put options to protect its holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the Portfolio, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Portfolio will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

         Purchasing Call Options. The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.


     The aggregate value of the securities underlying any options written or purchased by the Portfolio may not exceed 25% of Portfolio assets.


         Risk Factors in Options Transactions. The successful use of the Portfolio's options strategies depends on the ability of the Sub-advisor to forecast correctly interest rate and market movements. The effective use of options also depends on the Portfolio's ability to terminate option positions at times when the Sub-advisor deems it desirable to do so. There is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

         A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Portfolio as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Portfolio, as option writer, would remain obligated under the option until expiration or exercise.

         Disruptions in the markets for the securities underlying options purchased or sold by the Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Portfolio as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Portfolio, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

         Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.


         Options on certain U.S. government securities are traded in significant volume on securities exchanges. However, other options which the Portfolio may purchase or sell are traded in the "over-the-counter" market rather than on an exchange. This means that the Portfolio will enter into such option contracts with particular securities dealers who make markets in these options. The Portfolio's ability to terminate options positions in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions might fail to meet their obligations to the Portfolio. Over-the-counter options purchased by the Portfolio and assets held to cover over-the-counter options written by the Portfolio may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the Portfolio's ability to invest in illiquid securities. For an additional discussion of certain risks involved in options transactions, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


         Futures Contracts and Related Options. Subject to applicable law, the Portfolio may invest without limit in the types of futures contracts and related options identified in the Prospectus for hedging and non-hedging purposes. The use of futures and options transactions for purposes other than hedging entails greater risks. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         The Portfolio may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the Portfolio. The Portfolio may close its positions by taking opposite positions which will operate to terminate the Portfolio's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or a gain. Such closing transactions involve additional commission costs. For an additional discussion of futures contracts and related options, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


         Options on Futures Contracts. The Portfolio may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. Options on future contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The Portfolio may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its securities, the Portfolio may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the Portfolio may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Portfolio expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.


         As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected. For an additional discussion of options on futures contracts, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Risks of Transactions in Futures Contracts and Related Options. Successful use of futures contracts by the Portfolio is subject to the Sub-advisor's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Portfolio when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts. For an additional discussion of certain risks involved in futures contracts and related options, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

     U.S. Treasury Security Futures Contracts and Options. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

         Successful use of U.S. Treasury security futures contracts by the Portfolio is subject to the Sub-advisor's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the Portfolio has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held by the Portfolio, and the prices of the Portfolio's securities increase instead as a result of a decline in interest rates, the Portfolio will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so. There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities.

         Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Portfolio may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective. The Portfolio may also purchase and sell options on index futures contracts.

         For example, the Standard & Poor's Composite 500 Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Portfolio enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the Portfolio will gain $2,000 (500 units x gain of $4). If the Portfolio enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the Portfolio will lose $1,000 (500 units x loss of $2).

         There are several risks in connection with the use by the Portfolio of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Sub-advisor will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

         Successful use of index futures by the Portfolio is also subject to the Sub-advisor's ability to predict movements in the direction of the market. For example, it is possible that, where the Portfolio has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the Portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Sub-advisor may still not result in a profitable position over a short time period.

         Options on Stock Index Futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         Options on Indices. As an alternative to purchasing call and put options on index futures, the Portfolio may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures. For an additional discussion of options on indices and certain risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."

         Foreign Securities. The Portfolio may invest up to 20% of its total assets in securities traded in foreign securities markets. American depositary receipts and Eurodollar certificates of deposit are not included in this limitation. For a discussion of certain risks involved in foreign investing, in general, and the special risks involved in investing in developing countries or "emerging markets," see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Currency Transactions. The Portfolio may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to protect against uncertainty in the level of future currency exchange rates. In addition, the Portfolio may write covered call and put options on foreign currencies for the purpose of increasing its current return.

         Generally, the Portfolio may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Portfolio enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The Portfolio will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Portfolio will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

         The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

         For transaction hedging purposes the Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Portfolio the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the Portfolio the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Portfolio the right to purchase the currency at the exercise price until the expiration of the option.

         When it engages in position hedging, the Portfolio enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Portfolio expects to purchase). In connection with position hedging, the Portfolio may purchase put or call options on foreign currency and on foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Portfolio may also purchase or sell foreign currency on a spot basis.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk Factors in Options Transactions" above.

         The Portfolio may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The Portfolio receives a premium from writing a call or put option, which increases the Portfolio's current return if the option expires unexercised or is closed out at a net profit. The Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

         The Portfolio's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. The Sub-advisor will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the Portfolio. Cross hedging transactions by the Portfolio involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

         The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

         The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets. For an additional discussion of foreign currency transactions and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Currency Forward and Futures Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Portfolio either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin.

         Foreign Currency Options. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

         The Portfolio will only purchase or write foreign currency options when the Sub-advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

         Settlement Procedures. Settlement procedures relating to the Portfolio's investments in foreign securities and to the Portfolio's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Portfolio's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the Portfolio may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

         Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

         Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable to the AST Putnam Balanced Portfolio. These limitations are not "fundamental" restrictions, and may be changed by the Trustees without shareholder approval. The Portfolio will not:

         1.       Invest for the purpose of exercising control or management;

         2. Invest in the securities of other investment companies except in compliance with the 1940 Act;

         3. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above;

         4. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with financial futures contracts or options;

         5. Make short sales of securities or maintain a short position for the account of the Portfolio unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and in equal amount to, the securities sold short.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

AST American Century Strategic Balanced Portfolio:

     Investment Objective: The investment objective of the Portfolio is to seek capital growth and current income. This is a fundamental objective of the Portfolio.

Investment Policies:

         In general, within the restrictions outlined herein, the Sub-advisor has broad powers with respect to investing funds or holding them uninvested. Investments are varied according to what is judged advantageous under changing economic conditions. It will be the policy of the Sub-advisor to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held subject to the investment restrictions described below. However, the Sub-advisor may invest the assets of the Portfolio in varying amounts in other instruments and in senior securities, such as bonds, debentures, preferred stocks and convertible issues, when such a course is deemed appropriate in order to attempt to attain its financial objectives. Senior securities that, in the opinion of the Sub-advisor, are high-grade issues may also be purchased for defensive purposes.

         The above statement of investment policy gives the Sub-advisor authority to invest in securities other than common stocks and traditional debt and convertible issues. The Sub-advisor may invest in master limited partnerships (other than real estate partnerships) and royalty trusts which are traded on domestic stock exchanges when such investments are deemed appropriate for the attainment of the Portfolio's investment objectives.


         The Sub-advisor will invest approximately 60% of the Portfolio in common stocks and the balance in fixed income securities. Common stock investments are described above. The fixed income assets will be invested primarily in investment grade securities. The Portfolio may invest up to 10% of its fixed income assets in high yield securities. There are no credit or maturity restrictions on the fixed income securities in which the high yield portion of the Portfolio may be invested. The Portfolio may invest in securities of the United States government and its agencies and instrumentalities, corporate, sovereign government, municipal, mortgage-backed, and other asset-backed securities. For purposes of determining the weighted average maturity of the fixed income portion of the Portfolio, the Sub-advisor will use weighted average life as the measure of maturity for all mortgage-backed and asset-backed securities. It can be expected that the Sub-advisor will invest from time to time in bonds and preferred stock convertible into common stock.


         Forward Currency Exchange Contracts. The Portfolio conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward foreign currency exchange contracts to purchase or sell foreign currencies.


         The Portfolio expects to use forward contracts under two circumstances:
(1) when the Sub-advisor wishes to "lock in" the U.S. dollar price of a security when the Portfolio is purchasing or selling a security denominated in a foreign currency, the Portfolio would be able to enter into a forward contract to do so ("transaction hedging"); (2) when the Sub-advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Portfolio would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of the Portfolio's securities either denominated in, or whose value is tied to, such foreign currency ("portfolio hedging"). It is anticipated that the Portfolio will enter into portfolio hedges much less frequently than transaction hedges.

         As to transaction hedging, when the Portfolio enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the Portfolio will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar at the subject foreign currency.

         Under portfolio hedging, when the Sub-advisor believes that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, the Portfolio could enter into a foreign contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The Portfolio will place cash or high-grade liquid securities in a separate account with its custodian in an amount sufficient to cover its obligation under the contract. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account equals the amount of the Portfolio's commitments with respect to such contracts. At any given time, no more than 10% of the Portfolio's assets will be committed to a segregated account in connection with portfolio hedging transactions.


         The precise matching of forward contracts in the amounts and values of securities involved would not generally be possible since the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The Sub-advisor does not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the Sub-advisor believes that it is important to have flexibility to enter into such forward contracts when it determines that the Portfolio 's best interests may be served.

         Generally, the Portfolio will not enter into a forward contract with a term of greater than one year. At the maturity of the forward contract, the Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the Portfolio to purchase, on the same maturity date, the same amount of the foreign currency.

         It is impossible to forecast with absolute precision the market value of the Portfolio's securities at the expiration of the forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the Portfolio is obligated to deliver. For an additional discussion of forward currency exchange contracts and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Investments in Companies with Limited Operating History. The Portfolio may invest in the securities of issuers with limiting operating history. The Sub-advisor considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

         Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the Portfolio. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

         The Portfolio will not invest more than 5% of its total assets in the securities of issuers with less than a three-year operating history. The Sub-advisor will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

         Short Sales. The Portfolio may engage in short sales if, at the time of the short sale, the Portfolio owns or has the right to acquire an equal amount of the security being sold short at no additional cost.

         In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Portfolio engages in a short sale, the collateral account will be maintained by the Portfolio's custodian. While the short sale is open, the Portfolio will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the Portfolio's long position.

         If the Portfolio sells short securities that it owns, any future gains or losses in the Portfolio's long position should be reduced by a gain or loss in the short position. The extent to which such gains or losses are reduced would depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales, but the Portfolio will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

         Portfolio Turnover. The Sub-advisor will purchase and sell securities without regard to the length of time the security has been held and, accordingly, it can be expected that the rate of portfolio turnover may be substantial.

         The Sub-advisor intends to purchase a given security whenever the Sub-advisor believes it will contribute to the stated objective of the Portfolio, even if the same security has only recently been sold. The Portfolio will sell a given security, no matter for how long or for how short a period it has been held, and no matter whether the sale is at a gain or at a loss, if the Sub-advisor believes that it is not fulfilling its purpose, either because, among other things, it did not live up to the Sub-advisor's expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

         When a general decline in security prices is anticipated, the equity portion of the Portfolio may decrease or eliminate entirely its equity position and increase its cash position, and when a rise in price levels is anticipated, it may increase its equity position and decrease its cash position. However, it should be expected that the Portfolio will, under most circumstances, be essentially fully invested in equity securities.

         Since investment decisions are based on the anticipated contribution of the security in question to the Portfolio's objectives, the rate of portfolio turnover is irrelevant when the Sub-advisor believes a change is in order to achieve those objectives, and the Portfolio's annual portfolio turnover rate cannot be anticipated and may be comparatively high. Since the Sub-advisor does not take portfolio turnover rate into account in making investment decisions,
(1) the Sub-advisor has no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as a representation of the rates which will be attained in the future.

         Interest Rate Futures Contracts and Related Options. The Portfolio may buy and sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to debt securities, and "bond index futures," i.e., futures relating to indexes on types or groups of bonds) and write and buy put and call options relating to interest rate futures contracts.

         The Portfolio will not purchase or sell futures contracts and options thereon for speculative purposes but rather only for the purpose of hedging against changes in the market value of its portfolio securities or changes in the market value of securities that the Sub-advisor anticipates it may wish to include in the Portfolio. The Portfolio may sell a future or write a call or purchase a put on a future if the Sub-advisor anticipates that a general market or market sector decline may adversely affect the market value of any or all of the Portfolio's holdings. The Portfolio may buy a future or purchase a call or sell a put on a future if the Sub-advisor anticipates a significant market advance in the type of securities it intends to purchase for the Portfolio at a time when the Portfolio is not invested in debt securities to the extent permitted by its investment policies. The Portfolio may purchase a future or a call option thereon as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As securities are purchased, corresponding futures positions would be terminated by offsetting sales.

         The "sale" of a debt future means the acquisition by the Portfolio of an obligation to deliver the related debt securities (i.e., those called for by the contract) at a specified price on a specified date. The "purchase" of a debt future means the acquisition by the Portfolio of an obligation to acquire the related debt securities at a specified time on a specified date. The "sale" of a bond index future means the acquisition by the Portfolio of an obligation to deliver an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the future and the price at which the future is originally struck. No physical delivery of the bonds making up the index is expected to be made. The "purchase" of a bond index future means the acquisition by the Portfolio of an obligation to take delivery of such an amount of cash.

         Unlike when the Portfolio purchases or sells a bond, no price is paid or received by the Portfolio upon the purchase or sale of the future. Initially, the Portfolio will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. Cash held in the margin account is not income producing. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as mark to the market. Changes in variation margin are recorded by the Portfolio as unrealized gains or losses. At any time prior to expiration of the future, the Portfolio may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the Portfolio and the Portfolio realizes a loss or a gain.

         When the Portfolio writes an option on a futures contract it becomes obligated, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the term of the option. If the Portfolio has written a call, it becomes obligated to assume a "long" position in a futures contract, which means that it is required to take delivery of the underlying securities. If it has written a put, it is obligated to assume a "short" position in a futures contract, which means that it is required to deliver the underlying securities. When the Portfolio purchases an option on a futures contract it acquires a right in return for the premium it pays to assume a position in a futures contract.

         If the Portfolio writes an option on a futures contract it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a future are included in the initial margin deposit. For options sold, the Portfolio will segregate cash or high-quality debt securities equal to the value of securities underlying the option unless the option is otherwise covered. The Portfolio will deposit in a segregated account with its custodian bank cash or other liquid assets in an amount equal to the fluctuating market value of long futures contracts it has purchased less any margin deposited on its long position. It may hold cash or acquire such other assets for the purpose of making these deposits.

         Changes in variation margin are recorded by the Portfolio as unrealized gains or losses. Initial margin payments will be deposited in the Portfolio's custodian bank in an account registered in the broker's name; access to the assets in that account may be made by the broker only under specified conditions. At any time prior to expiration of a futures contract or an option thereon, the Portfolio may elect to close the position by taking an opposite position that will operate to terminate its position in the futures contract or option. A final determination of variation margin is made at that time; additional cash is required to be paid by or released to it and it realizes a loss or gain.

         Although futures contracts by their terms call for the actual delivery or acquisition of the underlying securities or cash, in most cases the contractual obligation is so fulfilled without having to make or take delivery. The Sub-advisor does not intend to make or take delivery of the underlying obligation. All transactions in futures contracts and options thereon are made, offset or fulfilled through a clearinghouse associated with the exchange on which the instruments are traded. Although the Sub-advisor intends to buy and sell futures contracts only on exchanges where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular future at any particular time. In such event, it may not be possible to close a futures contract position. Similar market liquidity risks occur with respect to options.

         The use of futures contracts and options thereon to attempt to protect against the market risk of a decline in the value of portfolio securities is referred to as having a "short futures position." The use of futures contracts and options thereon to attempt to protect against the market risk that the Portfolio might not be fully invested at a time when the value of the securities in which it invests is increasing is referred to as having a "long futures position." The Portfolio must operate within certain restrictions as to long and short positions in futures contracts and options thereon under a rule (CFTC
Rule) adopted by the Commodity Futures Trading Commission (CFTC) under the Commodity Exchange Act (CEA) to be eligible for the exclusion provided by the CFTC Rule from registration by the Portfolio with the CFTC as a "commodity pool operator" (as defined under the CEA), and must represent to the CFTC that it will operate within such restrictions. Under these restrictions the Portfolio will not, as to any positions that do not qualify as "bona fide hedging" under the CFTC Rule, whether long, short or a combination thereof, enter into futures contracts and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of the Portfolio's assets after taking into account unrealized profits and losses on options the Portfolio has entered into; in the case of an option that is "in-the-money" (as defined under the CEA), the in-the-money amount may be excluded in computing such 5%. (In general, a call option on a futures contract is in-the-money if the value of the future exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is in-the-money if the value of the futures contract that is the subject of the put is exceeded by the strike price of the put.) As to its long positions that are used as part of the Portfolio's strategy and are incidental to the Portfolio's activities in the underlying cash market, the "underlying commodity value" (see below) of the Portfolio's futures contract and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other U.S. dollar-denominated, high-quality, short-term money market instruments so set aside, plus any funds deposited as margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant.

         There are described above the segregated accounts that the Portfolio must maintain with its custodian bank as to its options and futures contracts activities due to Securities and Exchange Commission (SEC) requirements. The Portfolio will, as to its long positions, be required to abide by the more restrictive of these SEC and CFTC requirements. The underlying commodity value of a futures contract is computed by multiplying the size (dollar amount) of the futures contract by the daily settlement price of the futures contract. For an option on a futures contract, that value is the underlying commodity value of the future underlying the option.

         Since futures contracts and options thereon can replicate movements in the cash markets for the securities in which the Portfolio invests without the large cash investments required for dealing in such markets, they may subject the Portfolio to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (i) the offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out futures or options positions; (iii) the need for additional portfolio management skills and techniques; (iv) losses due to unanticipated market price movements; and (v) the bankruptcy or failure of a futures commission merchant holding margin deposits made by the Portfolio and the Portfolio's inability to obtain repayment of all or part of such deposits. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the security being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged. The Sub-advisor will attempt to create a closely correlated hedge, but hedging activity may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to the following factors which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest trends by the Sub-advisor may still not result in a successful transaction. The Sub-advisor may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.

         The risk of imperfect correlation between movements in the price of a bond index future and movements in the price of the securities that are the subject of the hedge increases as the composition of the Portfolio diverges from the securities included in the applicable index. The price of the bond index future may move more than or less than the price of the securities being hedged. If the price of the bond index future moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the security, the Portfolio will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the bond index futures, the Portfolio may buy or sell bond index futures in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities being hedged is less than the historical volatility of the bond index. It is also possible that, where the Portfolio has sold futures contracts to hedge its securities against a decline in the market, the market may advance and the value of securities held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures contract and also experience a decline in value in its portfolio securities. However, while this could occur for a brief period or to a very small degree, over time the value of a portfolio of debt securities will tend to move in the same direction as the market indexes upon which the futures contracts are based.

         Where bond index futures are purchased to hedge against a possible increase in the price of bonds before the Portfolio is able to invest in securities in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest in securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

         The risks of investment in options on bond indexes may be greater than options on securities. Because exercises of bond index options are settled in cash, when the Portfolio writes a call on a bond index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Portfolio can offset some of the risk of its writing position by holding a portfolio of bonds similar to those on which the underlying index is based. However, the Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as the underlying index and, as a result, bears a risk that the value of the securities held will vary from the value of the index. Even if the Portfolio could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio, as the call writer, will not learn that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security because there, the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value of the exercise date; and by the time it learns that it has been assigned, the index may have declined with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

         If the Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio must pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.


         Collateralized Mortgage Obligations. The Fund may buy collateralized mortgage obligations ("CMOs"). The Fund may buy CMOs that are: (i) collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or instrumentality of the U.S.
government; (ii) collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, and the guarantee is collateralized by U.S. government securities; or (iii) securities in which the proceeds of the issue are invested in mortgage securities and payments of principal and interest are supported by the credit of an agency or instrumentality of the U.S. government. For a discussion of CMOs and the risks involved therein, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."

     Repurchase Agreements. The Fund may enter into repurchase agreements. The Fund will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities. For a further discussion of repurchase agreements and the risks involved therein, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."


         Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable to the AST American Century Strategic Balanced Portfolio. These limitations are not "fundamental" restrictions and may be changed by the Trustees without shareholder approval. The Portfolio will not:

         1.       Invest more than 15% of its assets in illiquid investments;

2. Invest in the securities of other investment companies except in compliance with the 1940 Act;

         3. Buy securities on margin or sell short (unless it owns, or by virtue of its ownership of, other securities has the right to obtain securities equivalent in kind and amount to the securities sold); however, the Portfolio may make margin deposits in connection with the use of any financial instrument or any transaction in securities permitted under its investment policies; or

         4. Invest for control or for management.

AST T. Rowe Price Asset Allocation Portfolio:

Investment Objective: The investment objective of the Portfolio is to seek a high level of total return by investing primarily in a diversified group of fixed-income and equity securities. This is a fundamental objective of the Portfolio.

Investment Policies: The Portfolio's share price will fluctuate with changing market conditions and interest rate levels and your investment may be worth more or less when redeemed than when purchased. The Portfolio should not be relied upon for short-term financial needs, nor used to play short-term swings in the stock or bond markets. The Portfolio cannot guarantee that it will achieve its investment objectives. Fixed income securities in which the Portfolio may invest include, but are not limited to, those described below.

     U.S. Government Obligations. Bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

         U.S. Government Agency Securities. Issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

     Bank Obligations. Certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Portfolio may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks.

     Savings and Loan Obligations. Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

     Supranational Entities. The Portfolio may also invest in the securities of certain supranational entities, such as the International Development Bank.

         Mortgage-Backed Securities. Mortgage-backed securities are securities representing interest in a pool of mortgages. After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require a sale of such security by the Portfolio. However, the Sub-advisor will consider such event in its determination of whether the Portfolio should continue to hold the security. To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies continued in the Trust's Prospectus. For a discussion of mortgage-backed securities and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Collateralized Mortgage Obligations (CMOs). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Portfolio invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. For an additional discussion of CMOs and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Asset-Backed Securities. The Portfolio may invest a portion of its assets in debt obligations known as asset-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.

                  Automobile Receivable Securities. The Portfolio may invest in asset-backed securities which are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile Receivable Securities").

                  Credit Card Receivable Securities. The Portfolio may invest in asset-backed securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities").

                  Other Assets. The Sub-advisor anticipates that asset-backed securities backed by assets other than those described above will be issued in the future. The Portfolio may invest in such securities in the future if such investment is otherwise consistent with its investment objective and policies. For a discussion of these securities, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         In addition to the investments described in the Trust's Prospectus, the Portfolio may invest in the following:

         Writing Covered Call Options. The Portfolio may write (sell) "covered" call options and purchase options to close out options previously written by the Portfolio. In writing covered call options, the Portfolio expects to generate additional premium income which should serve to enhance the Portfolio's total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in the Sub-advisor's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Portfolio.

         The Portfolio will write only covered call options. This means that the Portfolio will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash or other liquid assets having a value equal to the fluctuating market value of the optioned securities or currencies.

         Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Portfolio's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Portfolio will not do), but capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely, retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Portfolio has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligations as a writer. If a call option which the Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security or currency. The Portfolio does not consider a security or currency covered by a call "pledged" as that term is used in the Portfolio's policy which limits the pledging or mortgaging of its assets.

         Call options written by the Portfolio will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Portfolio may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

          The premium received is the market value of an option. The premium the Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, Sub-advisor, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Portfolio for writing covered call options will be recorded as a liability of the Portfolio. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Portfolio is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

         The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Portfolio.

         The Portfolio will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering call or put options exceeds 25% of the market value of the Portfolio's net assets. In calculating the 25% limit, the Portfolio will offset, against the value of assets covering written calls and puts, the value of purchased calls and puts on identical securities or currencies with identical maturity dates.

         Writing Covered Put Options. The Portfolio may write American or European style covered put options and purchase options to close out options previously written by the Portfolio.

         The Portfolio would write put options only on a covered basis, which means that the Portfolio would maintain in a segregated account cash, U.S. government securities or other liquid high-grade debt obligations in an amount not less than the exercise price or the Portfolio will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Portfolio would generally write covered put options in circumstances where Sub-advisor wishes to purchase the underlying security or currency for the Portfolio's portfolio at a price lower than the current market price of the security or currency. In such event the Portfolio would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Portfolio. In addition, the Portfolio, because it does not own the specific securities or currencies which it may be required to purchase in the exercise of the put, can not benefit from appreciation, if any, with respect to such specific securities or currencies.

         The Portfolio will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the Portfolio's net assets. In calculating the 25% limit, the Portfolio will offset, against the value of assets covering written puts and calls, the value of purchased puts and calls on identical securities or currencies. For a discussion of options, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Purchasing Put Options. The Portfolio may purchase American or European style put options. The Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Portfolio may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided in this Statement under "Certain Risk Factors and Investment Methods."

         The Portfolio will not commit more than 5% of its assets to premiums when purchasing call and put options. The Portfolio may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

         Purchasing Call Options. The Portfolio may purchase American or European call options. The Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Portfolio may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Portfolio may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided this Statement under "Certain Risk Factors and Investment Methods."

         The Portfolio will not commit more than 5% of its assets to premiums when purchasing call and put options. The Portfolio may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

         Dealer Options. The Portfolio may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Portfolio would look to a clearing corporation to exercise exchange-traded options, if the Portfolio were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction. For a discussion of dealer options, see this Statement under "Certain Risk Factors and Investment Methods."

         Futures Contracts.


                  Transactions   in  Futures.   The  Portfolio  may  enter  into
financial futures contracts, including stock index, interest rate and currency futures ("futures" or "futures contracts").


         Stock index futures contracts may be used to attempt to provide a hedge for a portion of the Portfolio's portfolio, as a cash management tool, or as an efficient way for the Sub-advisor to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. Stock index futures contracts are currently traded with respect to the S&P 500 Index and other broad stock market indices, such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index. The Portfolio may, however, purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the Portfolio's portfolio successfully, the Portfolio must sell futures contacts with respect to indices or subindexes whose movements will have a significant correlation with movements in the prices of the Portfolio's securities.

         Interest rate or currency futures contracts may be used to attempt to hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Portfolio. In this regard, the Portfolio could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.


         The Portfolio will enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Portfolio's objectives in these areas. For a discussion of futures transactions and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


                  Regulatory Limitations. The Portfolio will engage in transactions in futures contracts and options thereon only for bona fide hedging, yield enhancement and risk management purposes, in each case in accordance with the rules and regulations of the CFTC.

         The Portfolio may not enter into futures contracts or options thereon if, with respect to positions which do not qualify as bona fide hedging under applicable CFTC rules, the sum of the amounts of initial margin deposits on the Portfolio's existing futures and premiums paid for options on futures would exceed 5% of the net asset value of the Portfolio after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.


         In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by the Portfolio, an amount of cash, U.S. government securities or other liquid, high-grade debt obligations, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the Portfolio to cover the position, or alternative cover (such as owning an offsetting position) will be employed.


                  Risks of Transactions in Futures Contracts. See this Statement and the Trust's Prospectus under "Certain Risks and Investment Methods" for an additional description of certain risks involved in futures contracts.


         Options on Futures Contracts. As an alternative to writing or purchasing call and put options on stock index futures, the Portfolio may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the Portfolio and other mutual funds or portfolios of mutual funds managed by the Sub-advisor or Rowe Price-Fleming International, Inc. Such aggregated orders would be allocated among the Portfolio and such other mutual funds or portfolios of mutual funds in a fair and non-discriminatory manner. See this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods" for a description of certain risks involved in options on futures contracts.

         Additional Futures and Options Contracts. Although the Portfolio has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures or options trading might involve risks which differ from those involved in the futures and options described above.


         Foreign Futures and Options. The Portfolio is permitted to enter into foreign futures and options transactions. See this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods" for a description of certain risks involved in foreign futures and options.

         Foreign Securities. The Portfolio may invest in U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers in developed countries. Because the Portfolio may invest in foreign securities, investment in the Portfolio involves risks that are different in some respects from an investment in a Portfolio which invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the U.S. For an additional discussion of certain risks involved in investing in foreign securities, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Currency Transactions. The Portfolio will generally enter into forward foreign currency exchange contracts under two circumstances. First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when the Sub-advisor believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. Alternatively, where appropriate, the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Portfolio. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Other than as set forth above, and immediately below, the Portfolio will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. The Portfolio, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Portfolio's securities or other assets to which the forward contracts relate (including accrued interest to the maturity of the forward on such securities) provided the excess amount is "covered" by liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. For these purposes "the securities or other assets to which the forward contracts relate may be securities or assets denominated in a single currency, or where proxy forwards are used, securities denominated in more than one currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Sub-advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

         At the maturity of a forward contract, the Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

         As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. However, as noted, in order to avoid excessive transactions and transaction costs, the Portfolio may use liquid, high-grade debt securities denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

         If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         The Portfolio's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Portfolio reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Portfolio is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Sub-advisor. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

         Although the Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. For a discussion of certain risks involved in foreign currency transactions, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Federal Tax Treatment of Options, Futures Contracts and Forward Foreign Exchange Contracts. The Portfolio may enter into certain option, futures, and forward foreign exchange contracts, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.


         Transactions which are considered Section 1256 contracts will be considered to have been closed at the end of the Portfolio's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (or, in the case of foreign exchange contracts, entirely as ordinary income or loss). The Portfolio will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

         Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a foreign dollar denominated bond or currency position may be considered straddles for tax purposes in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.


         Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital loss, if the security covering the option was held for more than twelve months prior to the writing of the option.


         In order for the Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent that net gain realized from option, futures or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

         As a result of the "Taxpayer Relief Act of 1997," entering into certain option, futures contracts, or forward contracts may be deemed a "constructive sale" of offsetting securities, which could result in a taxable gain from the sale being distributed to shareholders. The Portfolio would be required to distribute any such gain even though it would not receive proceeds from the sale at the time the option, futures or forward position is entered into.


         Hybrid Commodity and Security Instruments. Instruments have been developed which combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (hereinafter "Hybrid Instruments"). Often these hybrid instruments are indexed to the price of a commodity or particular currency or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. For a discussion of certain risks involved in investing in hybrid instruments, see this Statement under "Certain Risk Factors and Investment Methods."

         Illiquid and Restricted Securities. Subject to guidelines promulgated by the Board of Trustees of the Trust, the Portfolio may invest in illiquid securities. The Portfolio may invest in illiquid securities including repurchase agreements which do not provide for payment within seven days, but will not acquire such securities if, as a result, they would comprise more than 15% of the value of the Portfolio's net assets.


         Restricted   securities  may  be  sold  only  in  privately  negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). The Portfolio will not invest more than 10% of its total assets in restricted securities (other than securities eligible for resale under Rule 144A of the Securities Act of 1933). Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Board of Trustees. If through the appreciation of restricted securities or the depreciation of unrestricted securities or the depreciation of liquid securities, the Portfolio should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities, the Portfolio will take appropriate steps to protect liquidity.


         The Portfolio may purchase securities which while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Sub-advisor, under the supervision of the Trust's Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction of investing no more than 15% of its assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Sub-advisor will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, Sub-advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Portfolio does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Portfolio's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         Repurchase Agreements. Subject to the guidelines promulgated by the Board of Trustees of the Trust, the Portfolio may enter into repurchase agreements through which an investor (such as the Portfolio) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank which is a member of the Federal Reserve System. Any such dealer or bank will be on Sub-advisor's approved list and have a credit rating with respect to its short-term debt of at least A1 by Standard & Poor's Corporation, P1 by Moody's Investors Service, Inc., or the equivalent rating by Sub-advisor. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be considered illiquid. The Portfolio will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) which the Portfolio's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.


         Lending of Portfolio Securities. For the purpose of realizing additional income, the Portfolio may make secured loans of Portfolio securities amounting to not more than 33 1/3% of its total assets. This policy is a fundamental policy. Securities loans are made to broker-dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under its investment program. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on three business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.


         Other Lending/Borrowing. Subject to approval by the Securities and Exchange Commission, the Portfolio may make loans to, or borrow Portfolios from, other mutual funds or portfolios of mutual funds sponsored or advised by the Sub-advisor or Rowe Price-Fleming International, Inc. The Portfolio has no current intention of engaging in these practices at this time.

         When-Issued Securities. The Portfolio may from time to time purchase securities on a "when-issued" basis. At the time the Portfolio makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Portfolio does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The
Portfolio will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. For a discussion of when-issued securities, see this Statement under "Certain Risk Factors and Investment Methods."

     Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable only to the AST T. Rowe Price Asset Allocation Portfolio. These limitations are not fundamental restrictions, and can be changed by the Trustees without shareholder approval. The Portfolio will not:

     1. Purchase additional securities when money borrowed exceeds 5% of the Portfolio's total assets;

     2. Invest in companies for the purpose of exercising management or control;

         3. Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities. Securities eligible for resale under Rule 144A of the Securities Act of 1933 may be subject to this 15% limitation;

         4. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act;

         5. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the Portfolio's total assets at the time of borrowing or investment;

         6. Invest in puts, calls, straddles, spreads, or any combination thereof to the extent permitted by the Trust's Prospectus and this Statement;

         7. Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) the Portfolio may make margin deposits in connection with futures contracts or other permissible investments;

         8. Invest in warrants if, as a result thereof, more than 10% of the value of the total assets of the Portfolio would be invested in warrants, provided that this restriction does not apply to warrants acquired as the result of the purchase of another security. For purposes of these percentage limitations, the warrants will be valued at the lower of cost or market;

         9.       Effect short sales of securities; or

         10. Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such positions would exceed 5% of the Portfolio's net assets.

         Notwithstanding anything in the above fundamental and operating restrictions to the contrary, the Portfolio may, as a fundamental policy, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio subject to the prior approval of the Investment Manager. The Investment Manager will not approve such investment unless: (a) the Investment Manager believes, on the advice of counsel, that such investment will not have an adverse effect on the tax status of the annuity contracts and/or life insurance policies supported by the separate accounts of the Participating Insurance Companies which purchase shares of the Trust; (b) the Investment Manager has given prior notice to the Participating Insurance Companies that it intends to permit such investment and has determined whether such Participating Insurance Companies intend to redeem any shares and/or discontinue purchase of shares because of such investment; (c) the Trustees have determined that the fees to be paid by the Trust for administrative, accounting, custodial and transfer agency services for the Portfolio subsequent to such an investment are appropriate, or the Trustees have approved changes to the agreements providing such services to reflect a reduction in fees; (d) the Sub-advisor for the Portfolio has agreed to reduce its fee by the amount of any investment advisory fees paid to the investment manager of such open-end management investment company; and (e) shareholder approval is obtained if required by law. The Portfolio will apply for such exemptive relief under the provisions of the 1940 Act, or other such relief as may be necessary under the then governing rules and regulations of the 1940 Act, regarding investments in such investment companies.

AST T. Rowe Price International Bond Portfolio:

Investment Objective: The investment objective of the Portfolio is to provide high current income and capital appreciation by investing in high-quality, non dollar-denominated government and corporate bonds outside the United States. This is a fundamental objective of the Portfolio.

Investment Policies: The Portfolio also seeks to moderate price fluctuation by actively managing its maturity structure and currency exposure. The Portfolio's investments may include debt securities issued or guaranteed by a foreign national government, its agencies, instrumentalities or political subdivisions, debt securities issued or guaranteed by supranational organizations, corporate debt securities, bank or bank holding company debt securities and other debt securities including those convertible into common stock. The Portfolio will invest at least 65% of its assets in high-quality bonds but may invest up to 20% of assets in below investment-grade, high-risk bonds, including bonds in default or those with the lowest rating.

          Sub-advisor regularly analyzes a broad range of international equity and fixed-income markets in order to assess the degree of risk and level of return that can be expected from each market. Of course, there can be no assurance that Sub-advisor's forecasts of expected return will be reflected in the actual returns achieved by the Portfolio.

         The Portfolio's share price will fluctuate with market, economic and foreign exchange conditions, and your investment may be worth more or less when redeemed than when purchased. The Portfolio should not be relied upon as a complete investment program, nor used to play short-term swings in the global bond or foreign exchange markets. The Portfolio is subject to risks unique to international investing.

          The Portfolio will invest in securities denominated in currencies specified elsewhere herein.

          It is contemplated that most foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market.

          The Portfolio may invest in investment portfolios which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. The Portfolio's investment in these portfolios is subject to the provisions of the 1940 Act discussed below. If the Portfolio invests in such investment portfolios, the Portfolio's shareholders will bear not only their proportionate share of the expenses of the Portfolio (including operating expenses and the fees of the Investment Manager), but also will bear indirectly similar expenses of the underlying investment portfolios. In addition, the securities of these investment portfolios may trade at a premium over their net asset value.

          Apart from the matters described herein, the Portfolio is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Portfolio as described in the Trust's Prospectus and this Statement. It should be noted, however, that this situation could change at any time.

          The Portfolio may invest in companies located in Eastern Europe, Russia or certain Latin American countries. The Portfolio will only invest in a company located in, or a government of, Eastern Europe, Russia or Latin America, if the Sub-advisor believes the potential return justifies the risk.

          Risk Factors of Foreign Investing. There are special risks in investing in the Portfolio. Certain of these risks are inherent in any international mutual fund others relate more to the countries in which the Portfolio will invest. Many of the risks are more pronounced for investments in developing or emerging countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a per capita gross national product of less than $8,000.

          Investors should understand that all investments have a risk factor. There can be no guarantee against loss resulting from an investment in the Portfolio, and there can be no assurance that the Portfolio's investment policies will be successful, or that its investment objective will be attained. The Portfolio is designed for individual and institutional investors seeking to diversify beyond the United States in an actively researched and managed portfolio, and is intended for long-term investors who can accept the risks entailed in investment in foreign securities. For a discussion of certain risks involved in foreign investing see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


          The Portfolio may invest in the following:

          Brady Bonds. The Portfolio may invest in Brady Bonds. Brady Bonds, which are named after former U.S. Secretary of the Treasury Nicholas Brady, are used as a means of restructuring the external debt burden of a government in certain emerging markets. A Brady bond is created when an outstanding commercial bank loan to a government or private entity is exchanged for a new bond in connection with a debt restructuring plan. Brady bonds may be collateralized or uncollateralized and issued in various currencies (although typically in the U.S. dollar). They are often fully collateralized as to principal in U.S. Treasury zero coupon bonds. However, even with this collateralization feature, Brady Bonds are often considered speculative, below investment grade investments because the timely payment of interest is the responsibility of the issuing party (for example, a Latin American country) and the value of the bonds can fluctuate significantly based on the issuer's ability or perceived ability to make these payments. Finally, some Brady Bonds may be structured with floating rate or low fixed rate coupons. The Portfolio does not expect to have more than 10% of its total assets invested in Brady Bonds.

         Nondiversified Investment Company. Despite its nondiversified status under the Investment Company Act, the Portfolio generally will not invest more than 5% of its assets in any individual corporate issuer. However, the Portfolio
(1) may place assets in bank deposits or other short-term bank instruments with a maturity of up to 30 days provided that (i) the bank has a short-term credit rating of A1+ (or, if unrated, the equivalent as determined by the Sub-advisor) and (ii) the Portfolio may not maintain more than 10% of its total assets with any single bank; and (2) may maintain more than 5% of its total assets, including cash and currencies, in custodial accounts or deposits of the Trust's custodian or sub-custodians.


          Writing Covered Call Options. The Portfolio may write (sell) "covered" call options and purchase options to close out options previously written by the Portfolio. In writing covered call options, the Portfolio expects to generate additional premium income which should serve to enhance the Portfolio's total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in Sub-advisor's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Portfolio.

          The Portfolio will write only covered call options. This means that the Portfolio will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash or other liquid assets having a value equal to the fluctuating market value of the optioned securities or currencies.

         Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Portfolio will not do), but capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely, retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Portfolio has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligations as a writer. If a call option which the Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security or currency, The Portfolio does not consider a security or currency covered by a call "pledged" as that term is used in the Portfolio's policy which limits the pledging or mortgaging of its assets.

          The premium received is the market value of an option. The premium the Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, Sub-advisor, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Portfolio for writing covered call options will be recorded as a liability of the Portfolio. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Portfolio is computed (close of the New York Stock Exchange), or, in the absence of such sale, the average of the latest bid and asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

          Call options written by the Portfolio will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Portfolio may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

          The Portfolio will effect closing transactions in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or, to permit the sale of the underlying security or currency. The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Portfolio.

          The Portfolio will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering call or put options exceeds 25% of the market value of the Portfolio's net assets. In calculating the 25% limit, the Portfolio will offset, against the value of assets covering written calls and puts, the value of purchased calls and puts on identical securities or currencies with identical maturity dates.

          Writing Covered Put Options. Although the Portfolio has no current intention in the foreseeable future of writing American or European style covered put options and purchasing put options to close out options previously written by the Portfolio, the Portfolio reserves the right to do so.

          The Portfolio would write put options only on a covered basis, which means that the Portfolio would maintain in a segregated account cash, U.S. government securities or other liquid high-grade debt obligations in an amount not less than the exercise price or the Portfolio will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" options at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Portfolio would generally write covered put options in circumstances where Sub-advisor wishes to purchase the underlying security or currency for the Portfolio's portfolio at a price lower than the current market price of the security or currency. In such event the Portfolio would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Portfolio. In addition, the Portfolio, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

          The Portfolio will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the Portfolio's net assets. In calculating the 25% limit, the Portfolio will offset, against the value of assets covering written puts and calls, the value of purchased puts and calls on identical securities or currencies with identical maturity dates. For a discussion of certain risks involved in options, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

          Purchasing Put Options. The Portfolio may purchase American or European style put options. As the holder of a put option, the Portfolio has the right to sell the underlying security or currency at the exercise price at any time during the option period. The Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Portfolio may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided in this Statement under "Certain Risk Factors and Investment Methods."

          The premium paid by the Portfolio when purchasing a put option will be recorded as an asset of the Portfolio. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Portfolio is computed (close of New York Stock Exchange), or, in the absence of such sale, the latest bid price. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

          Purchasing Call Options. The Portfolio may purchase American or European style call options. As the holder of a call option, the Portfolio has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Portfolio may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Portfolio may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided below.


          The Portfolio may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

          The Portfolio will not commit more than 5% of its total assets to premiums when purchasing call or put options.


          Dealer Options. The Portfolio may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Portfolio would look to a clearing corporation to exercise exchange-traded options, if the Portfolio were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

          Futures Contracts.

                   Transactions in Futures. The Portfolio may enter into financial futures contracts, including stock index, interest rate and currency futures ("futures or futures contracts"); however, the Portfolio has no current intention of entering into interest rate futures. The Portfolio, however, reserves the right to trade in financial futures of any kind.

          Stock index futures contracts may be used to attempt to provide a hedge for a portion of the Portfolio's portfolio, as a cash management tool, or as an efficient way for Sub-advisor to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. Stock index futures contracts are currently traded with respect to the S&P 500 Index and other broad stock market indices, such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index. The Portfolio may, however, purchase or sell futures contracts with respect to any stock index whose movements will, in its judgment, have a significant correlation with movements in the prices of all or portions of the Portfolio's portfolio securities.

          Interest rate or currency futures contracts may be used to attempt to hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Portfolio. In this regard, the Portfolio could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.


          The Portfolio will enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Portfolio's objectives in these areas. For a discussion of futures transactions and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


                   Regulatory Limitations. The Portfolio will engage in transactions in futures contracts and options thereon only for bona fide hedging, yield enhancement and risk management purposes, in each case in accordance with the rules and regulations of the CFTC.

          The Portfolio may not enter into futures contracts or options thereon if, with respect to positions which do not qualify as bona fide hedging under applicable CFTC rules, the sum of the amounts of initial margin deposits on the Portfolio's existing futures and premiums paid for options on futures would exceed 5% of the net asset value of the Portfolio after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.


          In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by the Portfolio, an amount of cash or other liquid assets equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the Portfolio to cover the position, or alternative cover (such as owning an offsetting position) will be employed.

          Options on Futures Contracts. As an alternative to writing or purchasing call and put options on stock index futures, the Portfolio may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the Portfolio and other mutual funds or portfolios of mutual funds managed by the Sub-advisor or T. Rowe Price Associates, Inc. Such aggregated orders would be allocated among the Portfolio and such other portfolios in a fair and non-discriminatory manner. See this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods" for a description of certain risks involved in options and futures contracts.

          Additional Futures and Options Contracts. Although the Portfolio has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures or options trading might involve risks which differ from those involved in the futures and options described above.


          Foreign Futures and Options. The Portfolio is permitted to invest in foreign futures and options. For a description of foreign futures and options and certain risks involved therein as well as certain risks involved in foreign investing, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


         Foreign Currency Transactions. The Portfolio will generally enter into forward foreign currency exchange contracts under two circumstances. First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when the Sub-advisor believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. Alternatively, where appropriate, the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Portfolio. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Other than as set forth above, and immediately below, the Portfolio will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. The Portfolio, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Portfolio's securities or other assets to which the forward contracts relate (including accrued interest to the maturity of the forward on such securities) provided the excess amount is "covered" by liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. For these purposes "the securities or other assets to which the forward contracts relate may be securities or assets denominated in a single currency, or where proxy forwards are used, securities denominated in more than one currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, Sub-advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served. Forward foreign currency exchange contracts ("forwards") will generally have terms of less than one year.


         At the maturity of a forward contract, the Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

         As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. However, as noted, in order to avoid excessive transactions and transaction costs, the Portfolio may use liquid, high-grade debt securities denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

         If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         The Portfolio's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Portfolio reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Portfolio is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Sub-advisor. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

         Although the Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

         When the Portfolio purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially lost if the Portfolio were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar. It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from the Portfolio's dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in the Portfolio's net asset value per share. For an additional discussion of certain risks involved in foreign investing, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


         Federal Tax Treatment of Options, Futures Contracts and Forward Foreign Exchange Contracts. The Portfolio may enter into certain option, futures, and forward foreign exchange contracts, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.


         Transactions which are considered Section 1256 contracts will be considered to have been closed at the end of the Portfolio's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (or, in the case of foreign exchange contracts, entirely as ordinary income or loss). The Portfolio will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

         Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a foreign dollar denominated bond or currency position may be considered straddles for tax purposes in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

         Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital loss, if the security covering the option was held for more than twelve months prior to the writing of the option.

         In order for the Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent that net gain realized from option, futures or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

         As a result of the "Taxpayer Relief Act of 1997," entering into certain option, futures contracts, or forward contracts may be deemed a "constructive sale" of offsetting securities, which could result in a taxable gain from the sale being distributed to shareholders. The Portfolio would be required to distribute any such gain even though it would not receive proceeds from the sale at the time the option, futures or forward position is entered into.

          Hybrid Commodity and Security Instruments. Instruments have been developed which combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (hereinafter "Hybrid Instruments"). Often these hybrid instruments are indexed to the price of a commodity or particular currency or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. For a discussion of certain risks involved in hybrid instruments, see this Statement under "Certain Risk Factors and Investment Methods."

          Repurchase Agreements. Subject to guidelines promulgated by the Board of Trustees of the Trust, the Portfolio may enter into repurchase agreements through which an investor (such as the Portfolio) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price Associates, Inc. ("T. Rowe Price") approved list and have a credit rating with respect to its short-term debt of at least A1 by Standard & Poor's Corporation, P1 by Moody's Investors Service, Inc., or the equivalent rating by T. Rowe Price. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. The Portfolio will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) which the Portfolio's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

         Illiquid and Restricted Securities. Subject to guidelines promulgated by the Board of Trustees of the Trust, the Portfolio may invest in illiquid securities. The Portfolio may invest in illiquid securities, including restricted securities and repurchase agreements which do not provide for payment within seven days, but will not acquire such securities if, as a result, they would comprise more than 15% of the value of the Portfolio's net assets.

         Restricted   securities  may  be  sold  only  in  privately  negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Trust's Board of Trustees. If through the appreciation of illiquid securities or the depreciation of liquid securities, the Portfolio should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities, the Portfolio will take appropriate steps to protect liquidity.

         Notwithstanding the above, the Portfolio may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Sub-advisor, under the supervision of the Trust's Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Sub-advisor will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Sub-advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchases, (3) dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Portfolio does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Portfolio's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         Debt Securities. The Portfolio's investment program permits it to purchase below investment grade securities. Since investors generally perceive that there are greater risks associated with investment in lower quality securities, the yields from such securities normally exceed those obtainable from higher quality securities. However, the principal value of lower-rated securities generally will fluctuate more widely than higher quality securities. Lower quality investments entail a higher risk of default -- that is, the nonpayment of interest and principal by the issuer than higher quality investments. Such securities are also subject to special risks, discussed below. Although the Portfolio seeks to reduce risk by portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that the Portfolio will achieve its investment objective.

         After purchase by the Portfolio, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require a sale of such security by the Portfolio. However, Sub-advisor will consider such event in its determination of whether the Portfolio should continue to hold the security. To the extent that the ratings given by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") may change as a result of changes in such organizations or their rating systems, the Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus. The Portfolio may invest up to 20% of its total assets in securities rated below BBB or Baa, including bonds in default or those with the lowest rating. See the Appendix to this Statement for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         High Yield, High Risk Securities. Below investment grade securities (rated below Baa by Moody's and below BBB by S&P) or unrated securities of equivalent quality in the Sub-advisor's judgment, carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. For an additional discussion of certain risks involved in investing in lower-rated debt securities, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Zero-Coupon Securities. The Portfolio may invest in zero-coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. For a discussion of zero-coupon securities and certain risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."

          Lending of Portfolio Securities. For the purpose of realizing additional income, the Portfolio may make secured loans of portfolio securities amounting to not more than 33 1/3% of its total assets. This policy is a "fundamental policy." Securities loans are made to broker-dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under its investment program. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on three business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

         Other Lending/Borrowing. Subject to approval by the Securities and Exchange Commission, the Portfolio may make loans to, or borrow funds from, other mutual funds sponsored or advised by the Sub-advisor or T. Rowe Price Associates, Inc. The Portfolio has no current intention of engaging in these practices at this time.

     Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable to the AST T. Rowe Price International Bond Portfolio. These limitations are not "fundamental" restrictions and may be changed by the Trustees without shareholder approval. The Portfolio will not:

     1. Pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

         2. Purchase securities on margin, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions and except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     3. Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities;

         4. Buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Portfolio at any time do not exceed 20% of its net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Portfolio's net assets;

         5. Enter into futures contracts or purchase options thereon which do not represent bona fide hedging unless immediately after the purchase, the value of the aggregate initial margin with respect to all such futures contracts entered into on behalf of the Portfolio and the premiums paid for such options on futures contracts does not exceed 5% of the Portfolio's total assets, provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         6. Purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 10% of the value of the Portfolio's total net assets, except that this restriction does not apply to warrants acquired as a result of the purchase of another security;

         7. Make securities loans if the value of such securities loaned exceeds 30% of the value of the Portfolio's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Portfolio has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Portfolio's total assets; or

         8. Purchase or sell real estate limited partnership interests.

         9. Purchase securities which are not bonds denominated in foreign currency ("international bonds") if, immediately after such purchase, less than 65% of its total assets would be invested in international bonds, except that for temporary defensive purposes the Portfolio may purchase securities which are not international bonds without limitation;

         10. Borrow money in excess of 5% of its total assets (taken at market value) or borrow other than from banks; however, in the case of reverse repurchase agreements, the Portfolio may invest in such agreements with other than banks subject to total asset coverage of 300% for such agreements and all borrowings;

     11. Invest more than 20% of its total assets in below investment grade, high-risk bonds, including bonds in default or those with the lowest rating;

     12. Invest in companies for the purpose of exercising management or control;

     13. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act; or

         14. Effect short sales of securities.

         In addition to the restrictions described above, some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes these funds may be known as Passive Foreign Investment Companies. The Portfolio is subject to certain percentage limitations under the 1940 Act relating to the purchase of securities of investment companies, and may be subject to the limitation that no more than 10% of the value of the Portfolio's total assets may be invested in such securities.

         Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with the Portfolio's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

         If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" and "Investment Policies" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of Portfolio's assets will not be considered a violation of the restriction.

AST Federated High Yield Portfolio:

Investment Objective: The investment objective of the Portfolio is to seek high current income by investing primarily in a diversified portfolio of fixed income securities. The fixed income securities in which the Portfolio intends to invest are lower-rated corporate debt obligations. This is a fundamental objective of the Portfolio.

Investment Policies:

         Corporate Debt Securities. The Portfolio invests primarily in corporate debt securities. The corporate debt obligations in which the Portfolio intends to invest are expected to be lower-rated. For a discussion of the special risks associated with lower-rated securities, see the Trust's Prospectus and this Statement under "Certain Risk Factors and Investment Methods." Corporate debt obligations in which the Portfolio invests may bear fixed, floating, floating and contingent, or increasing rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).


     U.S. Government Obligations. The types of U.S. government obligations in which the Portfolio may invest include, but are not limited to, direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities (such as the Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Federal Farm Credit Banks, Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, or National Credit Union Administration). These securities may be backed by: the full faith and credit of the U.S. Treasury; the issuer's right to borrow from the U.S. Treasury; the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or the credit of the agency or instrumentality issuing the obligations. For an additional discussion of the types of U.S. government obligations in which the Portfolio may invest, see the Trust's Prospectus under "Investment Objectives and Policies."

         Time and Savings Deposits and Bankers' Acceptances. The Portfolio may enter into time and savings deposits (including certificates of deposit) and may purchase bankers' acceptances. The Portfolio may enter into time and savings deposits (including certificates of deposit) in commercial or savings banks whose deposits are insured by the Bank Insurance Fund ("BIF"), or the Savings Association Insurance Fund ("SAIF"), including certificates of deposit issued by and other time deposits in foreign branches of BIF-insured banks. The Portfolio may also purchase bankers' acceptances issued by a BIF-insured bank, or issued by the bank's Edge Act subsidiary and guaranteed by the bank, with remaining maturities of nine months or less. The total acceptances of any bank held by the Portfolio cannot exceed 0.25 of 1% of such bank's total deposits according to the bank's last published statement of condition preceding the date of acceptance; and general obligations of any state, territory, or possession of the United States, or their political subdivisions, so long as they are either
(1) rated in one of the four highest grades by nationally recognized statistical rating organizations or (2) issued by a public housing agency and backed by the full faith and credit of the United States.


         Restricted Securities. The Portfolio expects that any restricted securities would be acquired either from institutional investors who originally acquired the securities in private placements or directly from the issuers of the securities in private placements. Restricted securities are generally subject to legal or contractual delays on resale. Restricted securities and securities that are not readily marketable may sell at a discount from the price they would bring if freely marketable. For a discussion of illiquid and restricted securities and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         The Board of Trustees of the Trust has promulgated guidelines with respect to illiquid securities.

         When-Issued and Delayed Delivery Transactions. The Portfolio may purchase fixed-income securities on a when-issued or delayed delivery basis. The Portfolio may engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Portfolio's investment objective and policies, not for investment leverage. These transactions are arrangements in which the Portfolio purchases securities with payment and delivery scheduled for a future time. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. These transactions are made to secure what is considered to be an advantageous price and yield for the Portfolio.

         No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Portfolio sufficient to make payment for the securities to be purchased are segregated at the trade date. These securities are marked to market daily and will maintain until the transaction is settled. For an additional discussion of when-issued securities and certain risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."

         Repurchase Agreements. The Portfolio will require its custodian to take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Portfolio, the Portfolio could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Portfolio might be delayed pending court action. The Portfolio believes that under the regular procedures normally in effect for custody of the Portfolio's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Portfolio and allow retention or disposition of such securities. The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Sub-advisor to be creditworthy, pursuant to guidelines established by the Board of Trustees. For an additional discussion of repurchase agreements and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Lending Portfolio Securities. In order to generate additional income, the Portfolio may lend its securities to brokers/dealers, banks, or other institutional borrowers of securities. The collateral received when the Portfolio lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Portfolio. During the time portfolio securities are on loan, the borrower pays the Portfolio any dividends or interest paid on such securities. Loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or cash equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

         Reverse Repurchase Agreements. The Portfolio may also enter into reverse repurchase agreements. When effecting reverse repurchase agreements, liquid assets of the Portfolio, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to ensure completion of the reverse repurchase agreements, the Portfolio will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements. For a discussion of reverse repurchase agreements and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

     Portfolio Turnover. The Portfolio may experience greater portfolio turnover than would be expected with a portfolio of higher-rated securities. For an additional discussion of portfolio turnover, see this Statement and the Trust's Prospectus under "Portfolio Turnover."

         Adverse Legislation. In 1989, legislation was enacted that required federally insured savings and loan associations to divest their holdings of lower-rated bonds by 1994. This legislation also created the Resolution Trust Corporation (the "RTC"), which disposed of a substantial portion of lower-rated bonds held by failed savings and loan associations. The reduction of the number of institutions empowered to purchase and hold lower-rated bonds, and the divestiture of bonds by these institutions and the RTC, have had an adverse impact on the overall liquidity of the market for such bonds. Federal and state legislatures and regulators have and may continue to propose new laws and regulations designed to limit the number or type of institutions that may purchase lower-rated bonds, reduce the tax benefits to issuers of such bonds, or otherwise adversely impact the liquidity of such bonds. The Portfolio cannot predict the likelihood that any of these proposals will be adopted, or their potential impact on the liquidity of lower-rated bonds.


         Foreign Securities. The Portfolio may invest up to 5% of its total assets in foreign securities that are not publicly traded in the United States. For a discussion of certain risks involved with investing in foreign securities, including currency risks, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."


         Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable to the AST Federated High Yield Portfolio. The limitations are not "fundamental" restrictions and may be changed by the Trustees without shareholder approval.

     1. The Portfolio will not invest more than 15% of the value of its net assets in securities that are not readily marketable;

         2. The Portfolio will not purchase the securities of any issuer (other than the U.S. government, its agencies, or instrumentalities or instruments secured by securities of such issuers, such as repurchase agreements) if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer. For these purposes, the Portfolio takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series designations or other differences.

AST PIMCO Total Return Bond Portfolio:

Investment Objective: The investment objective of the Portfolio is to seek to maximize total return, consistent with preservation of capital. The Sub-advisor will seek to employ prudent investment management techniques, especially in light of the broad range of investment instruments in which the Portfolio may invest.

Investment Policies:

         Borrowing. The Portfolio may borrow for temporary administrative purposes. This borrowing may be unsecured. The 1940 Act requires the Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

         In addition to the above, the Portfolio may enter into reverse repurchase agreements and "mortgage dollar rolls." A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Portfolio, coupled with its agreement to repurchase the instrument at a specified time and price. In a "dollar roll" transaction the Portfolio sells a mortgage-related security (such as a GNMA security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Portfolio pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Portfolio enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Portfolio, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to the Portfolio generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar maturity: (4) have identical net coupon rates;
(5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered. The Portfolio's obligations under a dollar roll agreement must be covered by cash or other liquid assets equal in value to the securities subject to repurchase by the Portfolio, maintained in a segregated account.

         Both dollar roll and reverse repurchase agreements will be subject to the 1940 Act's limitations on borrowing, as discussed above. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to the Portfolio's overall limitations on investments in illiquid securities.


         Corporate Debt Securities. The Portfolio's investments in U.S. dollar-or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Portfolio, or, if unrated, are in the Sub-advisor's opinion comparable in quality to corporate debt securities in which the Portfolio may invest. In the event that ratings services assign different ratings to the same security, the Sub-advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.


         Among the corporate bonds in which the Portfolio may invest are convertible securities. A convertible security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

         A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security and convert it to underlying common stock, or will sell the convertible security to a third party. The Portfolio generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert.

         Investments in securities rated below investment grade that are eligible for purchase by the Portfolio (i.e., rated B or better by Moody's or S&P) are described as "speculative" by both Moody's and S&P. Investment in lower-rated corporate debt securities ("high yield securities") generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as high risk and predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The market for these securities is relatively new, and many of the outstanding high yield securities have not endured a major business recession. A long-term track record on default rates, such as that for investment grade corporate bonds, does not exist for this market. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

         High yield, high risk securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The price of high yield securities have been found to be less sensitive to interest-rate adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

         The secondary market on which high yield, high risk securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Portfolio could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Sub-advisor seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions. For an additional discussion of certain risks involved in lower-rated debt securities, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Objectives."

         Participation on Creditors Committees. The Portfolio may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject the Portfolio to expenses such as legal fees and may make the Portfolio an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Portfolio's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Portfolio will participate on such committees only when the Sub-advisor believes that such participation is necessary or desirable to enforce the Portfolio's rights as a creditor or to protect the value of securities held by the Portfolio.

         Mortgage-Related Securities. The Portfolio may invest in mortgage-backed securities. Mortgage-related securities are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities"). The Portfolio may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

         Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owned on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

         Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-though securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

         FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PC's") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-though pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Portfolio may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Sub-advisor determines that the securities meet the Trust's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Portfolio will not purchase mortgage-related securities or any other assets which in the Sub-advisor's opinion are illiquid if, as a result, more than 15% of the value of the Portfolio's total assets will be illiquid.

         Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Portfolio's industry concentration restrictions, set forth in this Statement under "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Portfolio takes the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default that other comparable securities in the event of adverse economic, political or business developments that may affect such region and ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

                  Collateralized Mortgage Obligations (CMOs). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return or principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of the CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

                  FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

         For an additional discussion of mortgage-backed securities and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

                  CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities -- Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Portfolio may fail to recoup fully its initial investment in a CMO residual.

         CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to the Portfolio's limitations on investment in illiquid securities.

                  Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, which the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

         Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Portfolio's limitations on investment in illiquid securities.

         Other Asset-Backed Securities. Similarly, the Sub-advisor expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities may be offered to investors, including Certificates for Automobile Receivables. For a discussion of automobile receivables, see this Statement under "Certain Risk Factors and Investment Methods." Consistent with the Portfolio's investment objectives and policies, the Sub-advisor also may invest in other types of asset-backed securities.

         Foreign Securities. The Portfolio may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 10% of its assets in securities of issuers based in emerging market countries. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. For a discussion of certain risks involved in foreign investments, in general, and the special risks of investing in developing countries, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         The Portfolio also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see ""Derivative Instruments"), and enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities.

         A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the tine of the contract. These contracts may be bought or sold to protect the Portfolio against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forward contracts are covered by the segregation with the Trust's custodian of cash or other liquid assets and are marked to market daily. Although such contracts are intended to minimize the risk of loss due to a decline on the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

         Brady Bonds. The Portfolio may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including in Argentina, Bolivia, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, the Philippines, Poland, Uruguay, and Venezuela. In addition, Brazil has concluded a Brady-like plan. It is expected that other countries will undertake a Brady Plan in the future.

         Brady Bonds have been issued only recently, and accordingly do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

         Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

         Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Portfolio may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

         Bank Obligations. Bank obligations in which the Portfolios invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Portfolio will not invest in fixed time deposits which
(1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

         The Portfolio will limit its investments in United States bank obligations to obligations of United States bank (including foreign branches) which have more than $1 billion in total assets at the time of investment and are member of the Federal Reserve System, are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. The Portfolio also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess $1 billion.

         The Portfolio will limit its investments in foreign bank obligations to United States dollar- or foreign currency-denominated obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of the Sub-advisor, are of an investment quality comparable to obligations of United States banks in which the Portfolio may invest. Subject to the Portfolio's limitation on concentration of no more than 25% of its assets in the securities of issuers in particular industry, there is no limitation on the amount of the Portfolio's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

         Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality.

         Short Sales. The Portfolio may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation that the market price of that security will decline.

         When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest on such borrowed securities.

         If the price of the security sold short increases between the time of the short sale and the time and the Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

         To the extent that the Portfolio engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash or other liquid assets in a segregated account. The Portfolio does not intend to enter into short sales (other than those "against the box") if immediately after such sale the aggregate of the value of all collateral plus the amount in such segregated account exceeds one-third of the value of the Portfolio's net assets. This percentage may be varied by action of the Trust's Board of Trustees. A short sale is "against the box" to the extent that the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

         Derivative Instruments. In pursuing its individual objective, the Portfolio may, as described in the Prospectus, purchase and sell (write) both put options and call options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts ("future options") for hedging purposes. The Portfolio also may enter into swap agreements with respect to foreign currencies, interest rates and indexes of securities. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, the Portfolio may also use those instruments, provided that the Trust's Board of Trustees determines that their use is consistent with the Portfolio's investment objective, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Trust (i.e., that written call or put options will be "covered" or "secured" and that futures and futures options will be used only for hedging purposes).

         Options on Securities and Indexes. The Portfolio may purchase and sell both put and call options on debt or other securities or indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the-counter market, and agreements sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

         The Portfolio will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are placed in a segregated account by its custodian) upon conversion or exchange of other securities held by the Portfolio. For a call option on an index, the option is covered if the Portfolio maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Portfolio in cash or cash equivalents in a segregated account with its custodian. A put option on a security or an index is "covered" if the Portfolio maintains cash or cash equivalents equal to the exercise price in a segregated account with its custodian. A put option is also covered if the Portfolio holds a put on the same security or index as the put written where the exercise price of the put held is
(i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Portfolio in cash or cash equivalents in a segregated account with its custodian.

         If an option written by the Portfolio expires, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Portfolio expires unexercised, the Portfolio realizes a capital loss equal to the premium paid.

         Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires.

         The Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         The premium paid for a put or call option purchased by the Portfolio is an asset of the Portfolio. The premium received for a option written by the Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices. For a discussion of certain risks involved in options, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Currency Options. The Portfolio may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Portfolio to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

         Futures Contracts and Options on Futures Contracts. The Portfolio may use interest rate, foreign currency or index futures contracts, as specified in the Trust's Prospectus. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

         The Portfolio may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

         To comply with applicable rules of the Commodity Futures Trading Commission under which the Trust and the Portfolio avoid being deemed a "commodity pool" or a "commodity pool operator," the Portfolio intends generally to limit its use of futures contracts and futures options to "bona fide hedging" transactions, as such term is defined in applicable regulations, interpretations and practice. For example, the Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Portfolio's securities or the price of the securities which the Portfolio intends to purchase. The Portfolio's hedging activities may include sales of futures contracts as an offset against the effect or expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, the Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

         The Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

         When a purchase or sale of a futures contract is made by the Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by the Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark to market its open futures positions.

         The Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

         Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

         Limitations on Use of Futures and Futures Options. In general, the Portfolio intends to enter into positions in futures contracts and related options only for "bona fide hedging" purposes. With respect to positions in futures and related options that do not constitute bona fide hedging positions, the Portfolio will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Portfolio's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

         When purchasing a futures contract, the Portfolio will maintain with its custodian (and mark-to-market on a daily basis) cash or other liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Portfolio may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Portfolio.

         When selling a futures contract, the Portfolio will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Portfolio may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by the Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

         When selling a call option on a futures contract, the Portfolio will maintain with its custodian (and mark-to-market on a daily basis) cash or other liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

         When selling a put option on a futures contract, the Portfolio will maintain with its custodian (and mark-to market on a daily basis) cash or other liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.

         Swap Agreements. The Portfolio may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return. For a discussion of swap agreements, see the Trust's Prospectus under "Investment Objectives and Policies." The Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or other liquid assets to avoid any potential leveraging of the Portfolio's portfolio. The Portfolio will not enter into a swap agreement with any single party if the net amount owned or to be received under existing contracts with that party would exceed 5% of the Portfolio's assets.

         Whether the Portfolio's use of swap agreements will be successful in furthering its investment objective of total return will depend on the Sub-advisor's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of longer than seven days, swap agreements may be considered to be illiquid. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Sub-advisor will cause the Portfolio to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolio's repurchase agreement guidelines. Certain restrictions imposed on the Portfolio by the Internal Revenue Code may limit the Portfolio's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission. To qualify for this exemption, a swap agreement must be entered into by "eligible participants." To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

         This exemption is not exclusive, and partnerships may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individual tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

         Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is related to another economic indicator or financial market index. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by such an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent the Portfolio invests in these securities, however, the Sub-advisor analyzes these securities in its overall assessment of the effective duration of the Portfolio's portfolio in an effort to monitor the Portfolio's interest rate risk.

         Foreign Currency Exchange-Related Securities. The Portfolio may invest in foreign currency warrants, principal exchange rate linked securities and performance indexed paper. For a description of these instruments, see this Statement under "Certain Risk Factor and Investment Methods."

         Warrants to Purchase Securities. The Portfolio may invest in or acquire warrants to purchase equity or fixed-income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed-income securities at the same coupon rate. A decline in interest rates would permit the Portfolio to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.


         Hybrid Instruments. The Portfolio may invest up to 5% of its assets in hybrid instruments. A hybrid instrument can combine the characteristics of securities, futures, and options. Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. For an additional discussion of hybrid instruments and certain risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."

         Inverse Floaters. The Portfolio may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Portfolio will not invest more than 5% of its net assets in any combination of inverse floater, interest only, or principal only securities.

         Loan Participations. The Portfolio may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, the Portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Portfolio intends to invest may not be rated by any nationally recognized rating service.

         A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Portfolio has direct recourse against the corporate borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

         A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Portfolio were determined to be subject to the claims of the agent bank's general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

         Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer the Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

         The Portfolio may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Portfolio bears a substantial risk of losing the entire amount invested.

         The Portfolio limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, the Portfolio generally will treat the corporate borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Portfolio and the corporate borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations require the Portfolio to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

         Loan and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-advisor believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolio currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolio's limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Company's investment restriction relating to the lending of funds or assets by the Portfolio.

         Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Portfolio relies on the Sub-advisor's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.

         Delayed Funding Loans and Revolving Credit Facilities. The Portfolio may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will at all times segregate liquid assets, determined to be liquid by the Sub-advisor in accordance with procedures established by the Board of Directors, in an amount sufficient to meet such commitments. The Portfolio may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Portfolio currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolio's limitation on illiquid investments. Participation interests in revolving credit facilities will be subject to the limitations discussed above under "Loan Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Company's investment restriction relating to the lending of funds or assets by the Portfolio.

         Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable to the AST PIMCO Total Return Bond Portfolio. These limitations are not "fundamental" restrictions, and may be changed by the Trustees without shareholder approval.

         1. The Portfolio will not invest more than 15% of the assets of the Portfolio (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Portfolio has purchased, securities being used to cover options a Portfolio has written, securities for which market quotations are not readily available, or other securities which legally or in the Sub-advisor's option may be deemed illiquid.

         2. The Portfolio will not purchase securities for the Portfolio from, or sell portfolio securities to, any of the officers and directors or Trustees of the Trust or of the Investment Manager or of the Sub-advisor.

         3. The Portfolio will not invest more than 5% of the assets of the Portfolio (taken at market value at the time of investment) in any combination of interest only, principal only, or inverse floating rate securities.

AST PIMCO Limited Maturity Bond Portfolio:

     Investment Objective: The investment objective of the Portfolio is to seek to maximize total return, consistent with preservation of capital and prudent investment management. This is a fundamental objective of the Portfolio.

Investment Policies:

         Borrowing. The Portfolio may borrow for temporary administrative purposes. This borrowing may be unsecured. The 1940 Act requires the Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Portfolio's securities. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

         Among the forms of borrowing in which the Portfolio may engage is the entry into reverse repurchase agreements. A reverse repurchase agreement involves the sale of the Portfolio-eligible security by the Portfolio, coupled with its agreement to repurchase the instrument at a specified time and price. The Portfolio will maintain a segregated account with its Custodian consisting of cash or other liquid assets equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. To the extent that the Portfolio collateralizes its obligations under a reverse repurchase agreement, the asset coverage requirements of the 1940 Act will not apply.

         In addition to the above, the Portfolio may enter into reverse repurchase agreements and "mortgage dollar rolls." A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Portfolio, coupled with its agreement to repurchase the instrument at a specified time and price. In a "dollar roll" transaction the Portfolio sells a mortgage-related security (such as a GNMA security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Portfolio pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Portfolio enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Portfolio, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to the Portfolio generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered. The Portfolio's obligations under a dollar roll agreement must be covered by cash or other liquid assets equal in value to the securities subject to repurchase by the Portfolio, maintained in a segregated account.

         Both dollar roll and reverse repurchase agreements will be subject to the 1940 Act's limitations on borrowing, as discussed above. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to the Portfolio's overall limitations on investments in illiquid securities.

         Corporate Debt Securities. The Portfolio's investments in U.S. dollar-or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Portfolio, or, if unrated, are in the Sub-advisor's opinion comparable in quality to corporate debt securities in which the Portfolio may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

         Among the corporate bonds in which the Portfolio may invest are convertible securities. A convertible security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

         A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Portfolio is called for redemption, the Portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party. The Portfolio generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert.

         Investments in securities rated below investment grade that are eligible for purchase by the Portfolio (i.e., rated B or better by Moody's or S&P), are described as "speculative" by both Moody's and S&P. Investment in lower-rated corporate debt securities ("high yield securities") generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The market for these securities is relatively new, and many of the outstanding high yield securities have not endured a major business recession. A long-term track record on default rates, such as that for investment grade corporate bonds, does not exist for this market. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

         High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

         The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Portfolio could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Sub-advisor seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions. For a discussion of the risks involved in lower-rated debt securities, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Participation on Creditors Committees. The Portfolio may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject the Portfolio to expenses such as legal fees and may make the Portfolio an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Portfolio's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Portfolio would participate on such committees only when the Adviser believed that such participation was necessary or desirable to enforce the Portfolio's rights as a creditor or to protect the value of securities held by the Portfolio.

         Mortgage-Related Securities. The Portfolio may invest in mortgage-backed securities. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities"). The Portfolio may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

         Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

         Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

         FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fixed-Income Portfolio may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Adviser determines that the securities meet the Trust's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Portfolio will purchase mortgage-related securities or any other assets which in the Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Portfolio's total assets will be illiquid.

         Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Portfolio' industry concentration restrictions, set forth in this Statement under "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Portfolio takes the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by the Portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

                  Collateralized Mortgage Obligations (CMOs). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

                  FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults. For an additional discussion of mortgage-backed securities and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

                  CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities -- Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Portfolio may fail to recoup fully its initial investment in a CMO residual.

         CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to the Portfolio's limitations on investment in illiquid securities.

                  Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

         Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Portfolio's limitations on investment in illiquid securities.

         Other Asset-Backed Securities. Similarly, the Sub-advisor expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities maybe offered to investors, including Certificates for Automobile Receivables. For a discussion of automobile receivables, see this Statement under "Certain Risk Factors and Investment Methods."

         Foreign Securities. The Portfolio may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will concentrate its foreign investments in securities of issuers based in developed countries. The Portfolio may invest up to 5% of its assets in securities of issuers based in emerging market countries. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. For a discussion of certain risks involved in foreign investments, in general, and the special risks of investing in developing countries, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         The Portfolio also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities.

         A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Portfolio against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forward contracts are covered by the segregation with the Trust's custodian of cash or other liquid assets and are marked to market daily. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

         Brady Bonds. The Portfolio may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including in Argentina, Bolivia, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, the Philippines, Poland, Uruguay, and Venezuela. In addition, Brazil has concluded a Brady-like plan. It is expected that other countries will undertake a Brady Plan in the future.

         Brady Bonds have been issued only recently, and accordingly do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

         Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

         Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Portfolio may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

         Bank Obligations. Bank obligations in which the Portfolio invests include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Portfolio will not invest in fixed time deposits which
(1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

         The Portfolio will limit its investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System, are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. The Portfolio also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

         The Portfolio will limit its investments in foreign bank obligations to United States dollar- or foreign currency-denominated obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (I) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of the Sub-advisor, are of an investment quality comparable to obligations of United States banks in which the Portfolio may invest. Subject to the Trust's limitation on concentration of no more than 25% of its assets in the securities of issuers in a particular industry, there is no limitation on the amount of the Portfolio's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

         Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or because the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality.

         Short Sales. The Portfolio may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation that the market price of that security will decline.

         When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest on such borrowed securities.

         If the price of the security sold short increases between the time of the short sale and the time and the Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

         To the extent that the Portfolio engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash or other liquid assets in a segregated account. The Portfolio does not intend to enter into short sales (other than those "against the box") if immediately after such sale the aggregate of the value of all collateral plus the amount in such segregated account exceeds one-third of the value of the Portfolio's net assets. This percentage may be varied by action of the Trust's Board of Trustees. A short sale is "against the box" to the extent that the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

         Derivative Instruments. In pursuing its objective, the Portfolio may, as described in the Prospectus, purchase and sell (write) both put options and call options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts ("futures options") for hedging purposes. The Portfolio also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolio also may enter into swap agreements with respect to foreign currencies, interest rates and indexes of securities. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, the Portfolio may also use those instruments, provided that the Trust's Board of Trustees determines that their use is consistent with the Portfolio's investment objective, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Trust (i.e., that written call or put options will be "covered" or "secured" and that futures and futures options will be used only for hedging purposes).

         Options on Securities and Indexes. The Portfolio may purchase and sell both put and call options on debt or other securities or indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

         The Portfolio will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are placed in a segregated account by its custodian) upon conversion or exchange of other securities held by the Portfolio. For a call option on an index, the option is covered if the Portfolio maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (I) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Portfolio in cash or cash equivalents in a segregated account with its custodian. A put option on a security or an index is "covered" if the Portfolio maintains cash or cash equivalents equal to the exercise price in a segregated account with its custodian. A put option is also covered if the Portfolio holds a put on the same security or index as the put written where the exercise price of the put held is
(i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Portfolio in cash or cash equivalents in a segregated account with its custodian.

         If an option written by the Portfolio expires, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Portfolio expires unexercised, the Portfolio realizes a capital loss equal to the premium paid.

         Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires.

         The Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         The premium paid for a put or call option purchased by the Portfolio is an asset of the Portfolio. The premium received for an option written by the Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices. For a discussion of certain risks involved in options, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Currency Options. The Portfolio may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Portfolio to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

         Futures Contracts and Options on Futures Contracts. The Portfolio may use interest rate, foreign currency or index futures contracts, as specified in the Trust's Prospectus. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

         The Portfolio may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

         To comply with applicable rules of the Commodity Futures Trading Commission under which the Trust and the Portfolio avoid being deemed a "commodity pool" or a "commodity pool operator," the Portfolio intends generally to limit its use of futures contracts and futures options to "bona fide hedging" transactions, as such term is defined in applicable regulations, interpretations and practice. For example, the Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Portfolio's securities or the price of the securities which the Portfolio intends to purchase. The Portfolio's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, the Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

         The Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

         When a purchase or sale of a futures contract is made by the Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by the Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will mark to market its open futures positions.

         The Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

         Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

         Limitations on Use of Futures and Futures Options. In general, the Portfolio intends to enter into positions in futures contracts and related options only for "bona fide hedging" purposes. With respect to positions in futures and related options that do not constitute bona fide hedging positions, the Portfolio will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Portfolio's total net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

         When purchasing a futures contract, the Portfolio will maintain with its custodian (and mark-to-market on a daily basis) cash or other liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Portfolio may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Portfolio.

         When selling a futures contract, the Portfolio will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Portfolio may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by the Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

         When selling a call option on a futures contract, the Portfolio will maintain with its custodian (and mark-to-market on a daily basis) cash or other liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

         When selling a put option on a futures contract, the Portfolio will maintain with its custodian (and mark-to-market on a daily basis) cash or other liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio. For a discussion of the risks involved in futures contracts and related options, see the Trust's Prospectus and this Statement under "Certain Factors and Investment Methods."

         Swap Agreements. The Portfolio may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return. For a discussion of swap agreements, see the Trust's Prospectus under "Investment Objectives and Policies." The Portfolio's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or other liquid assets to avoid any potential leveraging of the Portfolio's portfolio. The Portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio's assets.

         Whether the Portfolio's use of swap agreements will be successful in furthering its investment objective of total return will depend on the Sub-advisor's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of longer than seven days, swap agreements may be considered to be illiquid. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Sub-advisor will cause the Portfolio to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolio's repurchase agreement guidelines. Certain restrictions imposed on the Portfolio by the Internal Revenue Code may limit the Portfolio's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

         This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

         Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is related to another economic indicator or financial market index. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by such an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent the Portfolio invests in these securities, however, the Sub-advisor analyzes these securities in its overall assessment of the effective duration of the Portfolio's portfolio in an effort to monitor the Portfolio's interest rate risk.

         Foreign Currency Exchange Related Securities. The Portfolio may also invest in foreign currency warrants, principal exchange rate linked securities and performance indexed paper. For a discussion of these, see this Statement under "Certain Risk Factors and Investment Methods."

         Warrants to Purchase Securities. The Portfolio may invest in or acquire warrants to purchase equity or fixed-income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed-income securities at the same coupon rate. A decline in interest rates would permit the Portfolio to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.


         Hybrid Instruments. The Portfolio may invest up to 5% of its assets in hybrid instruments. A hybrid instrument can combine the characteristics of securities, futures, and options. Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. For an additional discussion of hybrid instruments and certain risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."


         Inverse Floaters. The Portfolio may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Portfolio will not invest more than 5% of its net assets in any combination of inverse floater, interest only, or principal only securities.

         Loan Participations. The Portfolio may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, the Portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Portfolio intends to invest may not be rated by any nationally recognized rating service.

         A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Portfolio has direct recourse against the corporate borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

         A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Portfolio were determined to be subject to the claims of the agent bank's general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

         Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer the Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

         The Portfolio may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Portfolio bears a substantial risk of losing the entire amount invested.

         The Portfolio limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, the Portfolio generally will treat the corporate borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Portfolio and the corporate borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations require the Portfolio to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

         Loan and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-advisor believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolio currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolio's limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Company's investment restriction relating to the lending of funds or assets by the Portfolio.

         Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Portfolio relies on the Sub-advisor's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.

         Delayed Funding Loans and Revolving Credit Facilities. The Portfolio may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will at all times segregate liquid assets, determined to be liquid by the Sub-advisor in accordance with procedures established by the Board of Directors, in an amount sufficient to meet such commitments. The Portfolio may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Portfolio currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolio's limitation on illiquid investments. Participation interests in revolving credit facilities will be subject to the limitations discussed above under "Loan Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Company's investment restriction relating to the lending of funds or assets by the Portfolio.

         Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable to the AST PIMCO Limited Maturity Bond Portfolio. These limitations are not "fundamental" restrictions and may be changed by the Trustees without shareholder approval. The Portfolio will not:

         1. Invest more than 15% of the assets of the Portfolio (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that a Portfolio has purchased, securities being used to cover such options a Portfolio has written, securities for which market quotations are not readily available, or other securities which legally or in the Sub-advisor's opinion may be deemed illiquid.

         2. Invest more than 5% of the assets of the Portfolio (taken at market value at the time of investment) in any combination of interest only, principal only, or inverse floating rate securities.

         The Staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Portfolio has adopted an investment policy pursuant to which the Portfolio will not purchase or sell OTC options if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Portfolio, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Portfolio and margin deposits on the Portfolio's existing OTC options on futures contracts exceeds 15% of the total assets of the Portfolio, taken at market value, together with all other assets of the Portfolio which are illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Portfolio to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Portfolio has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Portfolio will treat as illiquid such amount of the underlying securities equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money."

AST Money Market Portfolio:

     Investment Objective: The investment objective of the Portfolio is to seek high current income and maintain high levels of liquidity. This is a fundamental objective of the Portfolio.

Investment Policies:

     Bank Obligations. The Portfolio will not invest in bank obligations for which any affiliate of the Sub-advisor is the ultimate obligor or accepting bank.

         Asset-Backed Securities. The asset-backed securities in which the Portfolio may invest are subject to the Portfolio's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested. For a discussion of asset-backed securities and the risks involved therein see the Trust's Prospectus and this Statement under "Certain Risk Factors and Investment Methods."

         Synthetic Instruments. As may be permitted by current laws and regulations and if expressly permitted by the Board of Trustees of the Trust, the Portfolio may invest in certain synthetic instruments. Such instruments generally involve the deposit of asset-backed securities in a trust arrangement and the issuance of certificates evidencing interests in the trust. The certificates are generally sold in private placements in reliance on Rule 144A of the Securities Act of 1933 (without registering the certificates under such Act).

         Repurchase Agreements. Subject to guidelines promulgated by the Board of Trustees of the Trust, the Portfolio may enter into repurchase agreements. The repurchase agreements into which the Portfolio may enter will usually be short, from overnight to one week, and at no time will the Portfolio invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. For a discussion of repurchase agreements and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Reverse Repurchase Agreements. The Portfolio invests the proceeds of borrowings under reverse repurchase agreements. The Portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Portfolio will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Portfolio may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. The Portfolio will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, such reverse repurchase agreement may have a negative impact on the Portfolio's ability to maintain a net asset value of $1.00 per share.

         Foreign Securities. The Portfolio may invest in U.S. dollar-denominated foreign securities. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). Generally, ADRs and EDRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic, in the case of ADRs, or European, in the case of EDRs, securities markets. For a discussion of depositary receipts and the risks involved in investing in foreign securities, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Lending Portfolio Securities. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In making a loan, the Portfolio will consider all facts and circumstances surrounding the making of the loan, including the creditworthiness of the borrowing financial institution. The Portfolio will not make any loans in excess of one year. The Portfolio will not lend its securities to any officer, employee or Trustee of the Trust, the Investment Manager, any Sub-advisor of the Trust, or the Administrator unless otherwise permitted by applicable law.

Investment Objective and Policy Applicable to All Portfolios:

         In order to permit the sale of shares of the Trust to separate accounts of Participating Insurance Companies in certain states, the Trust may make commitments more restrictive than the restrictions described in the section of this Statement entitled "Investment Restrictions." Should the Trust determine that any such commitment is no longer in the best interests of the Trust and its shareholders it will revoke the commitment and terminate sales of its shares in the state(s) involved.

         The Board of Trustees of the Trust may, from time to time, promulgate guidelines with respect to the investment policies of the Portfolios.

INVESTMENT RESTRICTIONS:

         The investment restrictions set forth below are "fundamental" policies. See the subsection of this Statement entitled "Investment Objectives and Policies" for further discussion of "fundamental" policies of the Trust and the requirements for changing such "fundamental" policies. Investment policies that are not "fundamental" may be found in the general description of the investment policies of each Portfolio, as described in the section of this Statement and the Trust's Prospectus entitled "Investment Objectives and Policies."

         The investment restrictions below apply only to the Portfolio or Portfolios described in the text preceding the restrictions.

Investment Restrictions Applicable Only to the AST Lord Abbett Growth and Income Portfolio, the AST JanCap Growth Portfolio, the AST Money Market Portfolio, the AST Federated High Yield Portfolio, the AST INVESCO Equity Income Portfolio, the AST PIMCO Total Return Bond Portfolio, and the AST PIMCO Limited Maturity Bond Portfolio.

1. A Portfolio will not purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved and only if immediately thereafter not more than 10% of this Portfolio's total assets, at market value, would be invested in such securities, or by investing no more than 5% of the Portfolio's total assets in other open-end investment companies or by purchasing no more than 3% of any one open-end investment company's securities.

2. A Portfolio will not buy any securities or other property on margin (except for such short-term credits as are necessary for the clearance of transactions).

3. A Portfolio will not invest in companies for the purpose of exercising control or management.

4. A Portfolio will not underwrite securities issued by others except to the extent that the Portfolio may be deemed an underwriter when purchasing or selling securities.

5. A Portfolio will not purchase or retain securities of any issuer (other than the shares of such Portfolio) if to the Trust's knowledge, the officers and Trustees of the Trust and the officers and directors of the Investment Manager who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

6. A Portfolio will not issue senior securities.

     Investment Restrictions Applicable Only to the AST Lord Abbett Growth and Income Portfolio:

     1. The Portfolio will not purchase a security if as a result, that Portfolio would own more than 10% of the outstanding voting securities of any issuer.

2. The Portfolio will not lend money or securities to any person except through entering into short-term repurchase agreements with sellers of securities the Portfolio has purchased, and through lending Portfolio securities to registered broker-dealers where the loan is 100% secured by cash or its equivalent as long as the Portfolio complies with regulatory requirements and the Sub-advisor deems such loans not to expose the Portfolio to significant risk or adversely affect the Portfolio's qualification for pass-through tax treatment under the Internal Revenue Code (investment in repurchase agreements exceeding 7 days and in other illiquid investments is limited to a maximum of 10% of Portfolio net assets).

3. The Portfolio will not pledge, mortgage, or hypothecate its assets -- however, this provision does not apply to the grant of escrow receipts or the entry into other similar escrow arrangements arising out of the writing of covered call options.

4. The Portfolio will not purchase securities of any issuer unless it or its predecessor has a record of three years' continuous operation, except that the Portfolio may purchase securities of such issuers through subscription offers or other rights it receives as a security holder of companies offering such subscriptions or rights, and such purchases will then be limited in the aggregate to 5% of the Portfolio's net assets at the time of investment.

5. The Portfolio will not concentrate its investments in any one industry (the Portfolio's investment policy of keeping its assets in those securities which are selling at the most reasonable prices in relation to value normally results in diversification among many industries -- consistent with this, the Portfolio does not intend to invest more than 25% of its assets in any one industry classification used by the Sub-advisor for investment purposes, although such concentration could, under unusual economic and market conditions, amount to 30% or conceivably somewhat more).

6. The Portfolio will not borrow money except from banks and then in amounts not in excess of 33 1/3% of its total assets. The Portfolio may borrow at prevailing interest rates and invest the Portfolios in additional securities. The Portfolio's borrowings are limited so that immediately after such borrowing the value of the Portfolio's assets (including borrowings) less its liabilities (not including borrowings) is at least three times the amount of the borrowings. Should the Portfolio, for any reason, have borrowings that do not meet the above test then, within three business days, the Portfolio must reduce such borrowings so as to meet the necessary test. Under such a circumstance, the Portfolio have to liquidate securities at a time when it is disadvantageous to do so.

7. The Portfolio will not make short sales except short sales made "against the box" to defer recognition of taxable gains or losses.

8. The Portfolio will not purchase or sell real estate (although it may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein).

9. The Portfolio will not invest directly in oil, gas, or other mineral exploration or development programs; however, the Portfolio may purchase securities of issuers whose principal business activities fall within such areas.

10. The Portfolio will not purchase a security if as a result, more than 5% of the value of that Portfolio's assets, at market value, would be invested in the securities of issuers which, with their predecessors, have been in business less than three years.

Investment Restrictions Applicable Only to the AST JanCap Growth Portfolio:

     1. The Portfolio will not purchase a security if as a result, that Portfolio would own more than 10% of the outstanding voting securities of any issuer.

2. As to 75% of the value of its total assets, the Portfolio will not invest more than 5% of its total assets, at market value, in the securities of any one issuer (except cash items and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

3. The Portfolio will not purchase a security if as a result, more than 25% of its total assets, at market value, would be invested in the securities of issuers principally engaged in the same industry (except securities issued or guaranteed by the U.S.
Government, its agencies or instrumentalities).

4. The Portfolio will not purchase or sell real estate (although it may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein).

5. The Portfolio will not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities and other instruments backed by physical commodities).

6. The Portfolio will not lend any security or make any other loan, if as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

     Investment  Restrictions  Applicable  Only to the AST Janus Overseas Growth
Portfolio:

1. The Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 33 1/3% of the value of the Portfolio's total assets by reason of a decline in net assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

2. The Portfolio will not, as to 75% of the value of its total assets, own more than 10% of the outstanding voting securities of any one issuer, or purchase the securities of any one issuer (except cash items and "government securities" as defined under the 1940 Act as amended), if immediately after and as a result of such purchase, the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of its total assets.

     3. The Portfolio will not invest more than 25% of the value of its assets in any particular industry (other than U.S. government securities).

4. The Portfolio will not invest directly in real estate or interests in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

5. The Portfolio will not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

6. The Portfolio will not lend any security or make any other loan if, as a result, more than 25% of the Portfolio's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

7. The Portfolio will not act as an underwriter of securities issued by others, except to the extent that the Portfolio may be deemed an underwriter in connection with the disposition of its securities.

8. The Portfolio will not issue senior securities except in compliance with the 1940 Act.

Investment Restrictions Applicable Only to the AST Money Market Portfolio:

     1. The Portfolio will not purchase a security if as a result, the Portfolio would own more than 10% of the outstanding voting securities of any issuer.

2. As to 75% of the value of its total assets, the Portfolio will not invest more than 5% of its total assets, at market value, in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

3. The Portfolio will not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of the Portfolio's total assets would be in investments which are illiquid.

4. The Portfolio will not purchase a security if as a result, more than 25% of its total assets, at market value, would be invested in the securities of issuers principally engaged in the same industry (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, negotiable certificates of deposit, time deposits, and bankers' acceptances of United States branches of United States banks).

5. The Portfolio will not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of the Portfolio's total assets, less liabilities other than obligations created by reverse repurchase agreements.

6. The Portfolio will not borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed 10% of the value of the Portfolio's total assets, taken at cost, at the time of such borrowing. The Portfolio may not mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 10% of the value of the Portfolio's net assets at the time of such borrowing. The Portfolio will not purchase securities while borrowings exceed 5% of the Portfolio's total assets. This borrowing provision is included to facilitate the orderly sale of securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes and shall not apply to reverse repurchase agreements.

7. The Portfolio will not make loans, except through purchasing or holding debt obligations, or entering into repurchase agreements, or loans of Portfolio securities in accordance with the Portfolio's investment objectives and policies.

8. The Portfolio will not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date.

9. The Portfolio will not purchase or sell puts, calls, straddles, spreads, or any combination thereof; real estate; commodities; or commodity contracts or interests in oil, gas or mineral exploration or development programs. However, the Portfolio may purchase bonds or commercial paper issued by companies which invest in real estate or interests therein including real estate investment trusts.

     Investment  Restrictions  Applicable  Only to the AST Federated  High Yield
Portfolio:

1. The Portfolio will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions.

2. The Portfolio will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only from banks and only in amounts not in excess of 5% of the value of its net assets, taken at the lower of cost or market. In addition, to meet redemption requests without immediately selling portfolio securities, the Portfolio may borrow up to one-third of the value of its total assets (including the amount borrowed) less its liabilities (not including borrowings, but including the current fair market value of any securities carried in open short positions). This practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Portfolio to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. If, due to market fluctuations or other reasons, the value of the Portfolio's assets falls below 300% of its borrowings, it will reduce its borrowings within three business days. No more than 10% of the value of the Portfolio's total assets at the time of providing such security may be used to secure borrowings.

3. The Portfolio will not invest more than 5% of its total assets in the securities of any one issuer (except cash and cash instruments, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements).

4. The Portfolio will not invest more than 5% of the value of its total assets in securities of companies, including their predecessors, that have been in operation for less than three years.

     5. The Portfolio will not invest more than 5% of the value of its total assets in foreign securities which are not publicly traded in the United States.

6. The Portfolio will not purchase or sell real estate, although it may invest in marketable securities secured by real estate or interests in real estate, and it may invest in the marketable securities of companies investing or dealing in real estate.

7. The Portfolio will not purchase or sell commodities or commodity contracts or oil, gas, or other mineral exploration or development programs. However, it may invest in the marketable securities of companies investing in or sponsoring such programs.

8. The Portfolio will not make loans, except through the purchase or holding of securities in accordance with its investment objective, policies, and limitations and through repurchase agreements. The Portfolio may invest up to 5% of its total assets in repurchase agreements which mature more than seven days from the time they are entered into. The Portfolio may lend portfolio securities if the borrower provides 100% cash collateral in the form of cash or U.S. government securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral. The Portfolio retains the right to any dividends, interest, or other distribution paid on the securities and any increase in their market value. Loans will be subject to termination at the option of the Portfolio or the borrower.

9. The Portfolio will not write, purchase, or sell puts, calls, or any combination thereof.

10. The Portfolio will not make short sales of securities or maintain short positions, unless: during the time the short position is open, it owns an equal amount of the securities sold or securities readily and freely convertible into or exchangeable, without payment of additional consideration, for securities of the same issue as, and equal in amount to, the securities sold short; and not more than 10% of the Portfolio's net assets (taken at current value) is held as collateral for such sales at any one time.

11. The Portfolio will not purchase securities of a company for the purpose of exercising control or management. However, the Portfolio may invest in up to 10% of the voting securities of any one issuer and may exercise its voting powers consistent with the best interests of the Portfolio. From time to time, the Portfolio, together with other investment companies advised by subsidiaries or affiliates of Federated Investors, may together buy and hold substantial amounts of a company's voting stock. All such stock may be voted together. In some such cases, the Portfolio and the other investment companies might collectively be considered to be in control of the company in which they have invested. In some cases, Directors, agents, employees, officers, or others affiliated with or acting for the Portfolio, its Sub-advisor, or affiliated companies might possibly become directors of companies in which the Portfolio holds stock.

12. The Portfolio will not invest more than 25% of the value of its total assets in one industry. However, for temporary defensive purposes, the Portfolio may at times invest more than that percentage in: cash and cash items; securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; or instruments secured by these money market instruments, such as repurchase agreements.

     Investment Restrictions Only Applicable to the AST T. Rowe Price Asset Allocation Portfolio:

         The following fundamental policies should be read in connection with the notes set forth below. The notes are not fundamental policies. As a matter of fundamental policy, the Portfolio may not:

1. Borrow money except that the Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may or may be deemed to involve a borrowing, in a manner consistent with the Portfolio's investment objective and policies, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The Portfolio may borrow from banks, other Price Portfolios or other persons to the extent permitted by applicable law;

2. Purchase or sell physical commodities; except that it may enter into futures contracts and options thereon;

3. Purchase the securities of any issuer if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

4. Make loans, although the Portfolio may (i) purchase money market securities and enter into repurchase agreements; (ii) acquire publicly- distributed or privately placed debt securities and purchase debt; (iii) lend portfolio securities; and (iv) participate in an interfund lending program with other Price Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Portfolio's total assets;

5. Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S.
government, or any of its agencies or instrumentalities;

6. Purchase a security if, as a result, with respect to 75% of the value of the Portfolio's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio (other than obligations issued or guaranteed by the U.S.
government, its agencies or instrumentalities);

7. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

8. Issue senior securities except in compliance with the 1940 Act; or

9. Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

     Notes: The following notes should be read in connection with the above described fundamental policies. The notes are not fundamental policies.

         With respect to investment restrictions (1) and (4), the Portfolio will not borrow or lend to any other fund unless it applies for and receives an exemptive order from the SEC, if so required, or the SEC issues rules permitting such transactions. The Portfolio has no current intention of engaging in any such activity and there is no assurance the SEC would grant any order requested by the Portfolio or promulgate any rules allowing the transactions.

         With respect to investment restriction (2), the Portfolio does not consider currency contracts on hybrid investments to be commodities.

         For the purposes of investment restriction (3), United States federal, state or local governments, or related agencies and instrumentalities, are not considered an industry. Foreign governments are considered an industry.

         For purposes of investment restriction (4), the Portfolio will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

     Investment   Restrictions   Only  Applicable  to  the  AST  T.  Rowe  Price
International Equity Portfolio:

          The following fundamental policies should be read in connection with the notes set forth below. The notes are not fundamental policies. As a matter of fundamental policy, the Portfolio may not:

1. Borrow money except that the Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may or may be deemed to involve a borrowing, in a manner consistent with the Portfolio's investment objective and policies, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The Portfolio may borrow from banks, other Price Portfolios or other persons to the extent permitted by applicable law;

2. Purchase or sell physical commodities; except that the Portfolio may enter into futures contracts and options thereon;

3. Purchase the securities of any issuer if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

4. Make loans, although the Portfolio may (i) purchase money market securities and enter into repurchase agreements; (ii) acquire publicly-distributed or privately placed debt securities and purchase debt; (iii) lend portfolio securities; and (iv) participate in an interfund lending program with other Price Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Portfolio's total assets;

5. Purchase a security if, as a result, with respect to 75% of the value of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities);

6. Purchase a security if, as a result, with respect to 75% of the value of the Portfolio's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio (other than obligations issued or guaranteed by the U.S.
Government, its agencies or instrumentalities);

7. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments back by real estate or securities of companies engaged in the real estate business);

8. Issue senior securities except in compliance with the 1940 Act; or

9. Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

     Notes: The following notes should be read in connection with the above described fundamental policies. The notes are not fundamental policies.

         With respect to investment restrictions (1) and (4), the Portfolio will not borrow or lend to any other fund unless it applies for and receives an exemptive order from the SEC, if so required, or the SEC issues rules permitting such transactions. The Portfolio has no current intention of engaging in any such activity and there is no assurance the SEC would grant any order requested by the Portfolio or promulgate any rules allowing the transactions.

         With respect to investment restriction (2), the Portfolio does not consider currency contracts or hybrid investments to be commodities.

         For the purposes of investment restriction (3), United States federal, state or local governments, or related agencies and instrumentalities, are not considered an industry. Foreign governments are considered an industry.

         For purposes of investment restriction (4), the Portfolio will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

     Investment Restrictions Applicable Only to the AST T. Rowe Price Natural Resources Portfolio:

          The following fundamental policies should be read in connection with the notes set forth below. The notes are not fundamental policies. As a matter of fundamental policy, the Portfolio may not:

1. Borrow money except that the Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Portfolio's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The Portfolio may borrow from banks, other Price Portfolios or other persons to the extent permitted by applicable law;

2. Purchase or sell physical commodities; except that it may enter into futures contracts and options thereon;

3. Purchase the securities of any issuer if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

4. Make loans, although the Portfolio may (i) lend portfolio securities and participate in an interfund lending program with other Price Portfolio provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Portfolio's total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt;

5. Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S.
Government or any of its agencies or instrumentalities;

6. Purchase a security if, as a result, with respect to 75% of the value of the Portfolio's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio (other than obligations issued or guaranteed by the U.S.
Government, its agencies or instrumentalities);

7. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business);

8. Issue senior securities except in compliance with the 1940 Act; or

9. Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

     Notes:   The  following  notes  should  be  read  in  connection  with  the above-described fundamental policies. The notes are not fundamental policies.

         With respect to investment restrictions (1) and (4), the Portfolio will not borrow from or lend to any other fund unless it applies for and receives an exemptive order from the SEC, if so required, or the SEC issues rules permitting such transactions. The Portfolio has no current intention of engaging in any such activity and there is no assurance the SEC would grant any order requested by the Portfolio or promulgate any rules allowing the transactions.

         With respect to investment restriction (2), the Portfolio does not consider currency contracts or hybrid investments to be commodities.

         For purposes of investment restriction (3), U.S., state or local governments, or related agencies or instrumentalities, are not considered an industry. Industries are determined by reference to the classifications of industries set forth in the Portfolio's semi-annual and annual reports.

         For purposes of investment restriction (4), the Portfolio will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

     Investment   Restrictions   Applicable  Only  to  the  AST  T.  Rowe  Price
International Bond Portfolio:

         As a matter of fundamental policy, the Portfolio may not:

1. Borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements provided that the Portfolio maintains asset coverage of 300% for all borrowings;

2. Purchase or sell real estate (except that the Portfolio may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein, and that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities) or purchase or sell physical commodities or contracts relating to physical commodities;

3. Act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Portfolio;

4. Make loans to other persons,  except (a) loans of portfolio  securities,  and
(b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

5. Issue senior securities except in compliance with the 1940 Act; or

6. Purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents).

     Investment Restrictions Applicable Only to the AST T. Rowe Price Small Company Value Portfolio:

          The following fundamental policies should be read in connection with the notes set forth below. The notes are not fundamental policies. As a matter of fundamental policy, the Portfolio may not:

1. Borrow money except that the Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Portfolio's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The Portfolio may borrow from banks, and other funds or other persons to the extent permitted by applicable law;

2. Purchase or sell physical commodities; except that it may enter into futures contracts and options thereon;

3. Purchase the securities of any issuer if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

4. Make loans, although the Portfolio may (i) lend portfolio securities and participate in an interfund lending program to the extent permitted by applicable law, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Portfolio's total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt;

5. Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S.
Government or any of its agencies or instrumentalities;

6. Purchase a security if, as a result, with respect to 75% of the value of the Portfolio's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio (other than obligations issued or guaranteed by the U.S.
Government, its agencies or instrumentalities);

7. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business);

8. Issue senior securities except in compliance with the 1940 Act; or

9. Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

     Notes:   The  following  notes  should  be  read  in  connection  with  the above-described fundamental policies. The notes are not fundamental policies.

         With respect to investment restrictions (1) and (4), the Portfolio will not borrow from or lend to any other fund unless it applies for and receives an exemptive order from the SEC, if so required, or the SEC issues rules permitting such transactions. The Portfolio has no current intention of engaging in any such activity and there is no assurance the SEC would grant any order requested by the Portfolio or promulgate any rules allowing the transactions.

         With respect to investment restriction (2), the Portfolio does not consider currency contracts or hybrid investments to be commodities.

         For purposes of investment restriction (3), U.S., state or local governments, or related agencies or instrumentalities, are not considered an industry.

         For purposes of investment restriction (4), the Portfolio will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

Investment Restrictions Applicable Only to the AST Founders Passport Portfolio:

         As a matter of fundamental policy, the Portfolio will not:

1. Make loans of money or securities other than (a) through the purchase of securities in accordance with the Portfolio's investment objective, (b) through repurchase agreements, and (c) by lending portfolio securities in an amount not to exceed 33 1/3% of the Portfolio's total assets;

2. Underwrite securities issued by others except to the extent that the Portfolio may be deemed an underwriter when purchasing or selling securities;

3.       Issue senior securities;

4. Invest directly in physical commodities (other than foreign currencies), real estate or interests in real estate; provided, that the Portfolio may invest in securities of issuers which invest in physical commodities, real estate or interests in real estate; and, provided further, that this restriction shall not prevent the Portfolio from purchasing or selling options, futures, swaps and forward contracts, or from investing in securities or other instruments backed by physical commodities, real estate or interests in real estate;

5. Make any investment which would concentrate 25% or more of the Portfolio's total assets in the securities of issuers having their principal business activities in the same industry, provided that this limitation does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

     6. Borrow money except from banks in amounts up to 33 1/3% of the Portfolio's total assets;

7. As to 75% of the value of its total assets, invest more than 5% of its total assets, at market value, in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities); or

8. As to 75% of the value of its total assets, purchase more than 10% of any class of securities of any single issuer or purchase more than 10% of the voting securities of any single issuer.

         In applying the above restriction regarding investments in a single industry, the Portfolio uses industry classifications based, where applicable, on Baseline, Bridge Information Systems, Reuters, the S&P Stock Guide published by Standard & Poor's, information obtained from Bloomberg L.P. and Moody's International, and/or the prospectus of the issuing company. Selection of an appropriate industry classification resource will be made by the Sub-advisor in the exercise of its reasonable discretion. (This note is not a fundamental policy.)

     Investment  Restrictions  Applicable  Only to the AST INVESCO Equity Income
Portfolio:

         As a matter of fundamental policy, the Portfolio may not:

1.       Issue preference shares or create any funded debt;

2.       Sell short;

     3. Borrow money except from banks in excess of 5% of the value of its total net assets, and when borrowing, it is a temporary measure for emergency purposes;

4. Buy or sell real estate, commodities, commodity contracts (however, the Portfolio may purchase securities of companies investing in real estate);

5. Purchase any security or enter into a repurchase agreement, if as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees or the Investment Manager or the Sub-advisor, acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to that rule, and therefore that such securities are not subject to the foregoing limitation;

     6. Purchase securities if the purchase would cause the Portfolio, at the time, to have more than 5% of its total assets invested in the securities of any one company or to own more than 10% of the voting securities of any one company (except obligations issued or guaranteed by the U.S. Government);

7. Make loans to any person, except through the purchase of debt securities in accordance with the Portfolio's investment policies, or the lending of portfolio securities to broker-dealers or other institutional investors, or the entering into repurchase agreements with member banks of the Federal Reserve System, registered broker-dealers and registered government securities dealers. The aggregate value of all portfolio securities loaned may not exceed 33-1/3% of the Portfolio's total net assets (taken at current value); or

8. Invest more than 25% of the value of the Portfolio's assets in one particular industry.

     Investment  Restrictions Applicable Only to the AST PIMCO Total Return Bond
Portfolio:

1. The Portfolio will not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of investment) would be invested in securities of issuers of a particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

2. The Portfolio will not, with respect to 75% of its total assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

3. The Portfolio will not, with respect to 75% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of investment) of the outstanding voting securities of any one issuer;

4. The Portfolio will not purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

5. The Portfolio will not purchase or sell commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Portfolio, subject to restrictions stated in the Trust's Prospectus and elsewhere in this Statement, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities laws or commodities laws;

6. The Portfolio will not borrow money, issue senior securities, pledge, mortgage, hypothecate its assets, except that the Portfolio may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing there is an asset coverage of 300% and (ii) enter into transactions in options, futures and options on futures and other derivative instruments as described in the Trust's Prospectus and this Statement (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposits for future contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of the Portfolio's assets);

7. The Portfolio will not lend funds or other assets, except that the Portfolio may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of a loan, (b) enter into repurchase agreements, and (c) lend its Portfolio securities in an amount not to exceed one-third the value of its total assets, provided such loans are and in accordance with applicable guidelines established by the SEC and the Trust's Board of Trustees; or

8. The Portfolio will not maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except as set forth in the Trust's Prospectus and this Statement for transactions in options, futures, and options on futures transactions arising under swap agreements or other derivative instruments.

     Investment Restrictions Applicable Only to the AST PIMCO Limited Maturity Bond Portfolio:

         As a matter of fundamental policy, the Portfolio may not:

1. Invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

2. With respect to 75% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

3. With respect to 75% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer;

4. Purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

5. Purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Portfolio, subject to restrictions described in the Prospectus and elsewhere in this Statement, from purchasing, selling or entering into futures contracts, options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;

6. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that the Portfolio may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing there is asset coverage of 300% and (ii) enter into transactions in options, futures and options on futures and other derivative instruments as described in the Prospectus and in this Statement (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposits for futures contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of the Portfolio assets);

7. Lend any funds or other assets, except that a Portfolio may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures or other debt securities, banker' acceptance and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the Trust's Board of Trustees; or

8. Maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except on such conditions as may be set forth in the Prospectus and in this Statement.

     Investment Restrictions Applicable Only to the AST American Century International Growth Portfolio:

         As a matter of fundamental policy, the Portfolio will not:

1. Lend its portfolio securities except to unaffiliated persons and subject to the rules and regulations adopted under the 1940 Act. No such rules and regulations have been issued, but it is Sub-advisor's policy that such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the Portfolio must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral; the Portfolio must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the Portfolio to vote the securities. To comply with the regulations of certain state securities administrators, such loans may not exceed one-third of the Portfolio's net assets taken at market;

2. With respect to 75% of the value of its total assets, purchase the security of any one issuer if such purchase would cause more than 5% of the Portfolio's assets at market to be invested in the securities of such issuer, except U.S. government securities, or if the purchase would cause more than 10% of the outstanding voting securities of any one issuer to be held in the Portfolio;

     3. Invest more than 25% of the assets of the Portfolio, exclusive of cash and U.S. government securities, in securities of any one industry;

4. Issue any senior security except in compliance with the 1940 Act;

5. Underwrite any securities except to the extent that the Portfolio may be deemed an underwriter when purchasing or selling securities;

6. Purchase or sell real estate. (In the opinion of the Sub-advisor, this restriction will not preclude the Portfolio from investing in securities of corporations that deal in real estate);

7. Purchase or sell commodities or commodity contracts; except that the Portfolio may, for non-speculative purposes, buy or sell interest rate futures contracts on debt securities (debt futures and bond index futures) and related options; or

8. Borrow any money, except in an amount not in excess of 33 1/3% of the total assets of the Portfolio, and then only for emergency and extraordinary purposes; this does not prohibit the escrow and collateral arrangements in connection with investment in interest rate futures contracts and related options by the Portfolio.

         In determining industry groups for purposes of the above restriction regarding investments in a single industry, the Securities and Exchange Commission ordinarily uses the Standard Industry Classification codes developed by the United States Office of Management and Budget. The Sub-advisor monitors industry concentration using a more restrictive list of industry groups than that recommended by the Securities and Exchange Commission. The Sub-advisor believes that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these more restrictive industry classifications may, however, cause the Portfolio to forego investment possibilities which may otherwise be available to it under the 1940 Act. (This note is not a fundamental policy.)

     Investment Restrictions Applicable Only to the AST American Century Strategic Balanced Portfolio:

         As a matter of fundamental policy, the Portfolio will not:

1. Lend its securities except to unaffiliated persons and subject to the rules and regulations adopted under the 1940 Act. No such rules and regulations have been promulgated, but it is the Sub-advisor's policy that such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the Sub-advisor must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral; the Portfolio must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the Portfolio to vote the securities. To comply with the regulations of certain state securities administrators, such loans may not exceed one-third of the Portfolio's net assets taken at market.

2. With respect to 75% of the value of its total assets, purchase the security of any one issuer if such purchase would cause more than 5% of the Portfolio's assets at market to be invested in the securities of such issuer, except United States government securities, or if the purchase would cause more than 10% of the outstanding voting securities of any one issuer to be held in the Portfolio;

     3. Invest more than 25% of the assets of the Portfolio, exclusive of cash and U.S. government securities, in securities of any one industry;

4. Issue any senior security except in compliance with the 1940 Act;

5. Underwrite any securities except to the extent that the Portfolio may be deemed an underwriter when purchasing or selling securities;

6. Purchase or sell real estate. (In the opinion of the Sub-advisor, this restriction will not preclude the Portfolio from investing in securities of corporations that deal in real estate.);

7. Purchase or sell commodities or commodity contracts; except that the Portfolio may, for non-speculative purposes, buy or sell interest rate futures contracts on debt securities (debt futures and bond index futures) and related options; or

8. Borrow any money, except in an amount not in excess of 33 1/3% of the total assets of the Portfolio, and then only for emergency and extraordinary purposes; this does not prohibit the escrow and collateral arrangements in connection with investment in interest rate futures contracts and related options by the Portfolio.

Investment  Restrictions Applicable Only to the AST Putnam Value Growth & Income
Portfolio:

         As a matter of fundamental policy, the Portfolio will not:

1. Borrow money in excess of 33 1/3% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased;

2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws;

3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

4. Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell financial futures contracts and options;

5. Make loans, except by purchase of debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities;

6. With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities;

     7. With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer;

8. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Portfolio's total assets would be invested in any one industry; or

9. Issue any class of securities which is senior to the Portfolio's shares of beneficial interest.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

     Investment Restrictions Applicable Only to the AST Putnam International Equity Portfolio:

         As a matter of fundamental policy, the Portfolio will not:

1. Borrow money except from banks and then in amounts not in excess of 33 1/3% of its total assets. The Portfolio may borrow at prevailing interest rates and invest the funds in additional securities. The Portfolio's borrowings are limited so that immediately after such borrowing the value of the Portfolio's assets (including borrowings) less its liabilities (not including borrowings) is at least three times the amount of the borrowings. Should the Portfolio, for any reason, have borrowings that do not meet the above test then, within three business days, the Portfolio must reduce such borrowings so as to meet the necessary test. Under such a circumstance, the Portfolio may have to liquidate securities at a time when it is disadvantageous to do so;

2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws;

3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities representing interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

4. Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell financial futures contracts and related options;

5. Make loans, except by purchase of debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities;

6. With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities;

     7. With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer;

8. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if as a result of such purchase more than 25% of the Portfolio's total assets would be invested in any one industry; or

9. Issue senior securities.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Investment Restrictions Applicable Only to the AST Putnam Balanced Portfolio:

         As a matter of fundamental policy, the Portfolio will not:

1. With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities;

     2. With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer;

3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

4. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Portfolio's total assets would be invested in any one industry;

5. Invest in commodities or commodity contracts except that it may purchase or sell financial futures contracts and options thereon;

6. Underwrite securities issued by others except to the extent that the Portfolio may be deemed an underwriter when purchasing or selling securities;

7. Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased;

8. Make loans, except by purchase of debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities; or

9. Issue senior securities.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Investment Restrictions Applicable Only to the AST Lord Abbett Small Cap Value Portfolio, the AST Janus Small-Cap Growth Portfolio, the AST Cohen & Steers Realty Portfolio, the AST Stein Roe Venture Portfolio, the AST Bankers Trust Enhanced 500 Portfolio, the AST Marsico Capital Growth Portfolio, the AST Neuberger Berman Mid-Cap Value Portfolio, the AST Neuberger Berman Mid-Cap Growth Portfolio, the AST Oppenheimer Large-Cap Growth Portfolio and the AST Kemper Small-Cap Growth Portfolio.

         1. No Portfolio may issue senior securities, except as permitted under the 1940 Act.

         2. No Portfolio may borrow money, except that a Portfolio may (i) borrow money for non-leveraging, temporary or emergency purposes, and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Portfolio's investment objective and policies; provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio's assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. Subject to the above limitations, a Portfolio may borrow from banks or other persons to the extent permitted by applicable law.

         3. No Portfolio may underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter (within the meaning of the Securities Act of 1933) in connection with the purchase and sale of portfolio securities.

         4. No Portfolio may purchase or sell real estate unless acquired as a result of the ownership of securities or other instruments; provided that this restriction shall not prohibit a Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business.

         5. No Portfolio may purchase or sell physical commodities unless acquired as a result of the ownership of securities or instruments; provided that this restriction shall not prohibit a Portfolio from (i) engaging in permissible options and futures transactions and forward foreign currency contracts in accordance with the Portfolio's investment policies, or (ii) investing in securities of any kind.

         6. No Portfolio may make loans, except that a Portfolio may (i) lend portfolio securities in accordance with the Portfolio's investment policies in amounts up to 33 1/3% of the total assets of the Portfolio taken at market value, (ii) purchase money market securities and enter into repurchase agreements, and (iii) acquire publicly distributed or privately placed debt securities.

         7. No Portfolio other than the AST Cohen & Steers Realty Portfolio may purchase any security if, as a result, more than 25% of the value of the Portfolio's assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this restriction does not apply to investments in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (or repurchase agreements with respect thereto). The AST Cohen & Steers Realty Portfolio will invest at least 25% of its total assets in securities of companies engaged in the real estate business.

         8. No Portfolio other than the AST Cohen & Steers Realty Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding voting securities of such issuer would be held by the Portfolio. The AST Cohen & Steers Realty Portfolio may not, with respect to 50% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities), if immediately after and as a result of such investment more than 5% of the total assets of the Portfolio would be invested in such issuer.

         If a restriction on a Portfolio's investments is adhered to at the time an investment is made, a subsequent change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in average duration of the Portfolio's investment portfolio, resulting from changes in the value of the Portfolio's total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

         With respect to investment restrictions (2) and (6), a Portfolio will not borrow or lend to any other fund unless it applies for and receives an exemptive order from the Securities and Exchange Commission (the "Commission"), if so required, or the Commission issues rules permitting such transactions. There is no assurance the Commission would grant any order requested by a Portfolio or promulgate any rules allowing the transactions.

CERTAIN RISK FACTORS AND INVESTMENT METHODS:

         Some of the investment instruments, techniques and methods which may be used by one or more of the Portfolios and the risks attendant thereto are described below. Other risk factors and investment methods may be described in the "Investment Objectives and Policies" and "Certain Risk Factors and Investment Methods" section in the Trust's Prospectus and in the "Investment Objectives and Policies" section of this Statement. The risks and investment methods described below apply only to those Portfolios which may invest in such instruments or use such techniques.

Debt Obligations:

         Yields on short, intermediate, and long-term securities are dependent on a variety of factors, including, the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of the Portfolio to achieve its investment objectives is also dependent on the continuing ability of the issuers of the debt securities in which the Portfolio invests to meet their obligations for the payment of interest and principal when due.

Special Risks Associated with Low-Rated and Comparable Unrated Securities:

         Low-rated and comparable unrated securities, while generally offering higher yields than investment-grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with such investments are discussed below. See the Appendix of this Statement for a discussion of securities ratings.

         Effect of Interest Rates and Economic Changes. The low-rated and comparable unrated securities market is relatively new, and its growth paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such a prolonged economic downturn could severely disrupt the market for and adversely affect the value of such securities.

         All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of low-rated and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Low-rated and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of low-rated and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of low-rated and comparable unrated securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a low-rated and comparable unrated security defaulted, a Portfolio might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of low-rated and comparable unrated securities and thus in a Portfolio's net asset value.

         As previously stated, the value of such a security will decrease in a rising interest rate market and accordingly, so will a Portfolio's net asset value. If a Portfolio experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of high-yield securities (discussed below) a Portfolio may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce a Portfolio's asset base over which expenses could be allocated and could result in a reduced rate of return for a Portfolio.

         Payment Expectations. Low-rated and comparable unrated securities typically contain redemption, call, or prepayment provisions which permit the issuer of such securities containing such provisions to, at their discretion, redeem the securities. During periods of falling interest rates, issuers of high-yield securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Portfolio may have to replace the securities with a lower-yielding security, which would result in a lower return for a Portfolio.

         Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

         Credit Ratings. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of low-rated and comparable unrated securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit-rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.
Investments in low-rated and comparable unrated securities will be more dependent on the Sub-advisor's credit analysis than would be the case with investments in investment-grade debt securities. The Sub-advisor may employ its own credit research and analysis, which could include a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history, and the current trend of earnings. The Sub-advisor continually monitors the investments in a Portfolio and evaluates whether to dispose of or to retain low-rated and comparable unrated securities whose credit ratings or credit quality may have changed.

         Liquidity and Valuation. A Portfolio may have difficulty disposing of certain low-rated and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all low-rated and comparable unrated securities, there is no established retail secondary market for many of these securities. A Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Portfolio's asset value and a Portfolio's ability to dispose of particular securities, when necessary to meet a Portfolio's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing a Portfolio. Market quotations are generally available on many low-rated and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated and comparable unrated securities, especially in a thinly-traded market.

Put and Call Options:

         Writing (Selling) Call Options. A call option gives the holder (buyer) the "right to purchase" a security or currency at a specified price (the exercise price), at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold.

          When writing a call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Portfolio has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, a Portfolio will realize a gain or loss from the sale of the underlying security or currency.

          Writing (Selling) Put Options. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

         Premium Received from Writing Call or Put Options. A Portfolio will receive a premium from writing a put or call option, which increases such Portfolio's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.

         Closing Transactions. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or, to permit the sale of the underlying security or currency. A Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. A Portfolio will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different put option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by such Portfolio.

          Furthermore, effecting a closing transaction will permit the Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the Portfolio desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Portfolio will be able to effect such closing transactions at a favorable price. If the Portfolio cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the Portfolio writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The Portfolio will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

          Purchasing Call Options. Call options may be purchased by a Portfolio for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the Portfolio to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to a Portfolio in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

          Purchasing Put Options. A Portfolio may purchase a put option on an underlying security or currency (a "protective put") owned by the Portfolio as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where a Sub-advisor deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

          By purchasing put options on a security or currency it does not own, the Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

          Dealer Options. Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the Portfolio will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the option. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the Portfolio, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, since the Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

          The Staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The Portfolio may treat the cover used for written OTC options as liquid if the dealer agrees that the Portfolio may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. To this extent, the Portfolio will treat dealer options as subject to the Portfolio's limitation on unmarketable securities. If the SEC changes its position on the liquidity of dealer options, the Portfolio will change its treatment of such instruments accordingly.

         Certain Risk Factors in Writing Call Options and in Purchasing Call and Put Options: During the option period, a Portfolio, as writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. The risk of purchasing a call or put option is that the Portfolio may lose the premium it paid plus transaction costs. If the Portfolio does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment.

         An option position may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that the Portfolio can close out its position by effecting a closing transaction. If the Portfolio is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, the Portfolio may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market include the following: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (v) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on orders. In addition, the hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

         Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions.

Options on Stock Indices:

         Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         Risk Factors in Options on Indices. Because the value of an index option depends upon the movements in the level of the index rather than upon movements in the price of a particular security, whether the Portfolio will realize a gain or a loss on the purchase or sale of an option on an index depends upon the movements in the level of prices in the market generally or in an industry or market segment rather than upon movements in the price of the individual security. Accordingly, successful use of positions will depend upon a Sub-advisor's ability to predict correctly movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

         Index prices may be distorted if trading of securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities in the index. If this occurred, a Portfolio would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses.

         Price movements in Portfolio securities will not correlate perfectly with movements in the level of the index and therefore, a Portfolio bears the risk that the price of the securities may not increase as much as the level of the index. In this event, the Portfolio would bear a loss on the call which would not be completely offset by movements in the prices of the securities. It is also possible that the index may rise when the value of the Portfolio's securities does not. If this occurred, a Portfolio would experience a loss on the call which would not be offset by an increase in the value of its securities and might also experience a loss in the market value of its securities.

         Unless a Portfolio has other liquid assets which are sufficient to satisfy the exercise of a call on the index, the Portfolio will be required to liquidate securities in order to satisfy the exercise.

         When a Portfolio has written a call on an index, there is also the risk that the market may decline between the time the Portfolio has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Portfolio is able to sell securities. As with options on securities, the Sub-advisor will not learn that a call has been exercised until the day following the exercise date, but, unlike a call on securities where the Portfolio would be able to deliver the underlying security in settlement, the Portfolio may have to sell part of its securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.

         If a Portfolio exercises a put option on an index which it has purchased before final determination of the closing index value for the day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall "out-of-the-money" the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although the Portfolio may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff time for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Trading in Futures:

          A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

          Unlike when the Portfolio purchases or sells a security, no price would be paid or received by the Portfolio upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Portfolio's open positions in futures contracts, the Portfolio would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

          If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio.

          These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Portfolio expects to earn interest income on its margin deposits. Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Portfolio will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the futures contract.

          For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying security. If not in the underlying security, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

         Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Alternatively, settlement may be made totally in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

         Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would immediately pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

         Commissions  on  financial   futures   contracts  and  related  options
transactions may be higher than those which would apply to purchases and sales of securities directly.

         A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. It is expected that Futures contracts trading in additional financial instruments will be authorized. The standard contract size is generally $100,000 for Futures contracts in U.S. Treasury bonds, U.S. Treasury notes, and GNMA pass-through securities and $1,000,000 for the other designated Futures contracts. A public market exists in Futures contracts covering a number of indexes, including, but not limited to, the Standard & Poor's 500 Index, the Standard & Poor's 100 Index, the NASDAQ 100 Index, the Value Line Composite Index and the New York Stock Exchange Composite Index.

         Regulatory Matters. The Staff of Securities and Exchange Commission ("SEC") has taken the position that the purchase and sale of futures contracts and the writing of related options may give rise to "senior securities" for the purposes of the restrictions contained in Section 18 of the 1940 Act on investment companies' issuing senior securities. However, the Staff has taken the position that no senior security will be created if a Portfolio maintains in a segregated account an amount of cash or other liquid assets at least equal to the amount of the Portfolio's obligation under the futures contract or option. Similarly, no senior security will be created if a Portfolio "covers" its futures and options positions by owning corresponding positions or securities underlying the positions that enable the Portfolio to close out its futures and options positions without paying additional cash consideration. Each Portfolio will conduct its purchases and sales of any futures contracts and writing of related options transactions in accordance with these requirements.

     Certain Risks Relating to Futures Contracts and Related Options. There are special risks involved in futures transactions.

                   Volatility and Leverage. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international policies and economic events.

          Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that the Portfolio has sufficient assets to satisfy its obligations under a futures contract, the Portfolio earmarks to the futures contract money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

                   Liquidity. The Portfolio may elect to close some or all of its futures positions at any time prior to their expiration. The Portfolio would do so to reduce exposure represented by long futures positions or increase exposure represented by short futures positions. The Portfolio may close its positions by taking opposite positions which would operate to terminate the Portfolio's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Portfolio, and the Portfolio would realize a loss or a gain.

          Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the Portfolio intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Portfolio would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of the underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

                   Hedging Risk. A decision of whether,  when,  and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market or interest rate trends. There are several risks in connection with the use by the Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. Sub-advisor will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.

          Successful use of futures contracts by the Portfolio for hedging purposes is also subject to a Sub-advisor's ability to correctly predict movements in the direction of the market. It is possible that, when the Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or underlying instruments on which the futures are written might advance and the value of the underlying instruments held in the Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, Sub-advisor may believe that over time the value of the Portfolio's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the underlying instruments sought to be hedged. It is also possible that if the Portfolio were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Portfolio would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Portfolio might have to sell underlying instruments at a time when it would be disadvantageous to do so.

          In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by Sub-advisor might not result in a successful hedging transaction over a very short time period.

         Certain Risks of Options on Futures Contracts. The Portfolio may seek to close out an option position by writing or buying an offsetting option covering the same index, underlying instruments, or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

Foreign Futures and Options:

         Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from customers for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time your order is placed and the time it is liquidated, offset or exercised.

          Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

          Depending on the applicable investment policies and restrictions applicable to a Portfolio, a Portfolio may generally enter into forward foreign currency exchange contracts under two circumstances. First, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

          Second, when a Sub-advisor believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. Alternatively, where appropriate, the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Portfolio. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

          As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. However, as noted, in order to avoid excessive transactions and transaction costs, the Portfolio may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

          If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         Currency Futures Contracts and Related Options. A currency futures contract sale creates an obligation by a Portfolio, as seller, to deliver the amount of currency called for in the contract at a specified future time for a special price. A currency futures contract purchase creates an obligation by a Portfolio, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Unlike forward foreign currency exchange contracts, currency futures contracts and options on currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a currency futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is fixed at the point of sale.

Interest Rate Swaps and Interest Rate Caps and Floors:

         Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

Hybrid Instruments:

         Hybrid instruments combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. The risks of investing in hybrid instruments reflect a combination of the risks from investing in securities, futures and currencies, including volatility and lack of liquidity. Reference is made to the discussion of futures and forward contracts in this Statement for a discussion of these risks. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time. Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market or in a private transaction between the Portfolio and the seller of the hybrid instrument, the creditworthiness of the contra party to the transaction would be a risk factor which the Portfolio would have to consider. Hybrid instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Zero-Coupon Securities:

         Zero-coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero-coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero-coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero-coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero-coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRSTM) and Certificate of Accrual on Treasuries (CATSTM). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Portfolio, most likely will be deemed the beneficial holder of the underlying U.S. Government securities.

         The U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Portfolio will be able to have its beneficial ownership of zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities that the Treasury sells itself.

When-Issued Securities:

         The price of when-issued securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within 90 days of the purchase. During the period between purchase and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. While when-issued securities may be sold prior to the settlement date, the Portfolio intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

Mortgage-Backed Securities:

         Principal and interest payments made on the mortgages in an underlying mortgage pool are passed through to the Portfolio. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Portfolio. This principal is returned to the Portfolio at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage securities were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

Asset-Backed Securities:

         Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.

         Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support. See "Types of Credit Support."

         Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support (see "Types of Credit Support"), the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

         Methods of Allocating Cash Flows. While many asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. See "Types of Credit Support." Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with a class or classes having characteristics which mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

         Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The Portfolio may invest in such asset-backed securities if such investment is otherwise consistent with its investment objectives and policies and with the investment restrictions of the Portfolio.

         Types of Credit Support. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class asset-backed securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and asset-backed securities that have "reserve portfolios" (where cash or investments, sometimes funded from a portion of the initial payments on the underlying assets, are held in reserve against future losses) or that have been "over collateralized" (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceeds that required to make payment of the asset-backed securities and pay any servicing or other fees). The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

         Automobile Receivable Securities. Asset-backed securities may be backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile Receivable Securities"). Since installment sales contracts for motor vehicles or installment loans related thereto ("Automobile Contracts") typically have shorter durations and lower incidences of prepayment, Automobile Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.

         Most entities that issue Automobile Receivable Securities create an enforceable interest in their respective Automobile Contracts only by filing a financing statement and by having the servicer of the Automobile Contracts, which is usually the originator of the Automobile Contracts, take custody thereof. In such circumstances, if the servicer of the Automobile Contracts were to sell the same Automobile Contracts to another party, in violation of its obligation not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile Receivable Securities. Also although most Automobile Contracts grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to create an enforceable security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the Automobile Contracts underlying the Automobile Receivable Security, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Automobile Receivable Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on the securities. In addition, various state and federal securities laws give the motor vehicle owner the right to assert against the holder of the owner's Automobile Contract certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the Automobile Receivable Securities.

         Credit Card Receivable Securities. Asset-backed securities may be backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities"). Credit balances on revolving credit card agreements ("Accounts") are generally paid down more rapidly than are Automobile Contracts. Most of the Credit Card Receivable Securities issued publicly to date have been Pass-Through Certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying accounts during the initial period and the non-occurrence of specified events. An acceleration in cardholders' payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could shorten the weighted average life and yield of the Credit Card Receivable Security.

         Credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

Warrants:

         Investments in warrants is speculative in that warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

Certain Risks of Foreign Investing:

          Currency Fluctuations. Investment in securities denominated in foreign currencies involves certain risks. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Portfolio's assets denominated in that currency. Such changes will also affect a Portfolio's income. Generally, when a given currency appreciates against the dollar (the dollar weakens) the value of a Portfolio's securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens). The value of a Portfolio's securities denominated in that currency would be expected to decline.

          Investment and Repatriation Restrictions. Foreign investment in the securities markets of certain foreign countries is restricted or controlled in varying degrees. These restrictions may at times limit or preclude investment in certain of such countries and may increase the cost and expenses of a Portfolio. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which a Portfolio invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. Although these restrictions may in the future make it undesirable to invest in these countries, Sub-advisor does not believe that any current repatriation restrictions would affect its decision to invest in these countries.

          Market Characteristics. Foreign securities may be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and a Portfolio's securities may be less liquid and more volatile than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although a Portfolio will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States.

          Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The internal politics of certain foreign countries are not as stable as in the United States.

          Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

          Information and Supervision. There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S.
companies.

          Taxes. The dividends and interest payable on certain of a Portfolio's foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Portfolio's shareholders. A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Portfolio.

          Costs. Investors should understand that the expense ratio of the Portfolio can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Portfolio are higher.

          Other.   With  respect  to  certain  foreign   countries,   especially
developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

          Eastern Europe. Changes occurring in Eastern Europe and Russia today could have long-term potential consequences. As restrictions fall, this could result in rising standards of living, lower manufacturing costs, growing consumer spending, and substantial economic growth. However, investment in the countries of Eastern Europe and Russia is highly speculative at this time. Political and economic reforms are too recent to establish a definite trend away from centrally-planned economies and state owned industries. In many of the countries of Eastern Europe and Russia, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property. In addition, these countries may have national policies which restrict investments in companies deemed sensitive to the country's national interest. Further, the governments in such countries may require governmental or quasi-governmental authorities to act as custodian of the Portfolio's assets invested in such countries and these authorities may not qualify as a foreign custodian under the 1940 Act and exemptive relief from such Act may be required. All of these considerations are among the factors which could cause significant risks and uncertainties to investment in Eastern Europe and Russia.

          Latin America. The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization and removal of trade barriers and result in significant disruption in securities markets. Persistent levels of inflation or in some cases, hyperinflation, have led to high interest rates, extreme measures by governments to keep inflation in check and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. In addition, a number of Latin American countries are also among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economics.

          Certain Latin American countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for the Portfolio to engage in foreign currency transactions designed to protect the value of the Portfolio's interests in securities denominated in such currencies.

Securities Lending:

         The  Trust  has  made  arrangements  for  certain  Portfolios  to  lend securities. While a Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of the Portfolio. In addition to the compensation payable by borrowers under securities loans, a Portfolio would also earn income from the investment of cash collateral for such loans. Any cash collateral received by a Portfolio in connection with such loans normally will be invested in high-quality money market securities. However, any losses resulting from the investment of cash collateral would be borne by the lending Portfolio. There is no assurance that collateral for loaned securities will be sufficient to provide for recovery of interest, dividends, or other distributions paid in respect of loaned securities and not received by a Portfolio or to pay all expenses incurred by a Portfolio in arranging the loans or in exercising rights in the collateral in the event that loaned securities are not returned.

     PORTFOLIO TURNOVER: High turnover involves correspondingly greater brokerage commissions and other transaction costs. Portfolio turnover information can be found in the Trust's Prospectus under "Financial Highlights" and "Portfolio Turnover."

         Over the past two fiscal years the following Portfolios experienced significant variation in their portfolio turnover rates. The turnover rate for the AST Founders Passport Portfolio (formerly, the Seligman Henderson International Small Cap Portfolio) for the years ended December 31, 1996 and 1997 were 133% and 73% respectively. Founders Asset Management, Inc. became the Portfolio's Sub-advisor on October 15, 1996, and manages the Portfolio with an anticipated annual rate of turnover not to exceed 150%. The turnover rate for the AST PIMCO Limited Maturity Bond Portfolio for the year ended December 31, 1996 was 247% and for the year ended December 31, 1997 was 54%. The Portfolio's turnover rate decreased in 1997 as the Portfolio's growth slowed and the consequent restructuring of its portfolio was completed early in the year. The turnover rate for the AST Putnam Balanced Portfolio (formerly, the AST Phoenix Balanced Asset Portfolio) for the years ended December 31, 1996 and 1997 were 276% and 170% respectively. Putnam Investment Management, Inc. became the Portfolio's Sub-advisor on October 15, 1996, and manages the Portfolio with an anticipated annual rate of turnover not to exceed 200%. The rate of turnover for the AST Oppenheimer Large-Cap Growth Portfolio was 77% for the period from commencement of operations (May 2, 1996) to December 31, 1996, and 219% for the year ended December 31, 1997. The portfolio turnover rate for the first partial year of the Portfolio's operations was abnormally low, as the Sub-advisor focused on investing incoming cash rather than selling portfolio securities. The turnover rate for the AST Neuberger Berman Mid-Cap Growth Portfolio (formerly, the Berger Capital Growth Portfolio) for the year ended December 31, 1996 was 156% and for the year ended December 31, 1997 was 305%. The Portfolio underwent portfolio manager changes during 1997 (when it was managed by its prior
Sub-advisor, Berger Associates, Inc.), which resulted in higher portfolio turnover.

         The annual rates of turnover for the AST Janus Overseas Growth Portfolio, the AST T. Rowe Price Small Company Value Portfolio, the AST American Century International Growth Portfolio, the AST American Century Strategic Balanced Portfolio and the AST Putnam Value Growth & Income Portfolio, all of which were first publicly offered in January 1997, are not anticipated to exceed 200%, 100%, 250%, 250% and 100%, respectively, under normal market conditions. The annual rates of turnover for the AST Lord Abbett Small Cap Value Portfolio, the AST Cohen & Steers Realty Portfolio, the AST Stein Roe Venture Portfolio, the AST Bankers Trust Enhanced 500 Portfolio, and the AST Marsico Capital Growth Portfolio, which were first publicly offered in December 1997 or January 1998, are not anticipated to exceed 100%, 150%, 100%, 100%, and 100%, respectively, under normal market conditions. The turnover rate for the AST Kemper Small-Cap Growth Portfolio, which has not been publicly offered prior to the date of this prospectus, is not anticipated to exceed [insert]% under normal market conditions. The policy of the AST Money Market Portfolio of investing only in securities maturing 397 days or less from the date of acquisition or purchased pursuant to repurchase agreements that provide for repurchase by the seller within 397 days from the date of acquisition will result in a high portfolio turnover rate.


ORGANIZATION AND MANAGEMENT OF THE TRUST: The Trust is a managed, open-end investment company organized as a Massachusetts business trust, whose separate Portfolios are diversified, unless otherwise indicated. As of the date of this Prospectus, twenty-eight Portfolios are available. The Trust may offer additional Portfolios with a range of investment objectives that Participating Insurance Companies may consider suitable for variable annuities and variable life insurance policies or that may be considered suitable for Qualified Plans. The Trust's current approach to achieving this goal is to seek to have multiple organizations unaffiliated with each other be responsible for conducting the investment programs for the Portfolios. Each such organization would be responsible for the Portfolio or Portfolios to which such organization's expertise is best suited.

         Formerly, the Trust was known as the Henderson International Growth Fund, which consisted of only one Portfolio. The Investment Manager was Henderson International, Inc. Shareholders of what was, at the time, the Henderson International Growth Fund, approved certain changes in a meeting held April 17, 1992. These changes included engagement of a new Investment Manager, engagement of a Sub-advisor and election of new Trustees. Subsequent to that meeting, the new Trustees adopted a number of resolutions, including, but not limited to, resolutions renaming the Trust. Since that time the Trustees have adopted a number of resolutions, including, but not limited to, making new Portfolios available and adopting forms of Investment Management Agreements and Sub-advisory Agreements between the Investment Manager and the Trust and the Investment Manager and each Sub-advisor, respectively.

         American Skandia Life Assurance Corporation, a Participating Insurance Company, is also a wholly-owned subsidiary of American Skandia Investment Holding Corporation. Certain officers of the Trust are officers and/or directors of one or more of the following companies: ASISI, American Skandia Life Assurance Corporation, American Skandia Marketing, Incorporated (the principal underwriter for various annuities deemed to be securities for American Skandia Life Assurance Corporation) and American Skandia Investment Holding Corporation.

         ASISI, a Connecticut corporation organized in 1991, is registered as an investment adviser with the Securities and Exchange Commission. Prior to April 7, 1995, ASISI was known as American Skandia Life Investment Management, Inc.


         The overall management of the business and affairs of the Trust is vested with the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including the Trust's agreements with the Investment Manager, Administrator, Custodian and Transfer and Shareholder Servicing Agent and the agreements between the Investment Manager and each Sub-advisor. The day-to-day operations of the Trust are delegated to the Trust's officers subject always to the investment objectives and policies of the Trust and to the general supervision of the Board of Trustees.

         The Trustees and officers of the Trust and their principal occupations are listed below. Unless otherwise indicated, the address of each Trustee and executive officer is One Corporate Drive, Shelton, Connecticut 06484:

Name, Office and Age                                                     Principal Occupation

John Birch+                                                              Chief Operating Officer:
     Vice President (48)                                                 American Skandia Investment Services, Incorporated
                                                                         December 1997 to present

                                                                         Executive Vice President and
                                                                         Chief Operating Officer
                                                                         International Fund Administration
                                                                         Bermuda
                                                                         August 1996 to October 1997

                                                                         Senior Vice President and
                                                                         Chief Administrative Officer
                                                                         Gabelli Funds, Inc.
                                                                         Rye, New York
                                                                         March 1995 to August 1996

                                                                         Executive Vice President
                                                                         Kansallis Osake Pankki
                                                                         New York, New York
                                                                         May 1985 to March 1995


Gordon C. Boronow*+                                                      President and Chief Operating Officer:
    Vice President and Trustee (46)                                      American Skandia Life Assurance Corporation
                                                                         June 1989 to present

Jan R. Carendi*+                                                         Senior Executive Vice President and
    President, Principal Executive Officer                               Member of Corporate Management Group:
    and Trustee (54)                                                     Skandia Insurance Company Ltd.
                                                                         September 1986 to present

David E. A. Carson                                                       Chairman
    Trustee (64)                                                         People's Bank
                                                                         850 Main Street
                                                                         Bridgeport, Connecticut 06604
                                                                         January 1999 to present


                                                                         Chairman and Chief Executive Officer:
                                                                         People's Bank
                                                                         January 1998 to December 1998

                                                                         President, Chairman and Chief Executive Officer:
                                                                         People's Bank
                                                                         1983 to December 1997

Richard G. Davy, Jr.*+                                                   Vice President
    Treasurer (50)                                                       (June 1997 to present)
                                                                         Controller (September 1994 to June 1997)
                                                                         American Skandia Investment
                                                                         Services, Incorporated

                                                                         Management Consultant
                                                                         December 1991 to September 1994


Eric. C. Freed*                                                          Securities Counsel and Senior Counsel, Securities
Secretary (36)                                                           American Skandia Investment Holding    Corporation
                                                                         December 1996 to present;

                                                                         Attorney, Senior Attorney and Special Counsel,
                                                                         U.S. Securities and Exchange Commission
                                                                         March 1991 to November 1996

Julian A. Lerner                                                         Semi-retired since 1995; Senior Vice President
    Trustee (74)                                                         and Portfolio Manager of AIM Charter Fund
                                                                         and AIM Summit Fund from 1986 to 1995:
                                                                         12850 Spurling Road -- Suite 208
                                                                         Dallas, Texas 75230

Thomas M. Mazzaferro                                                     Executive Vice President and
    Trustee (46)*                                                        Chief Financial Officer
                                                                         American Skandia Life Assurance Corporation
                                                                         April 1988 to present

Thomas M. O'Brien                                                        Vice Chairman
    Trustee (48)                                                         North Fork Bank
                                                                         275 Broad Hollow Road
                                                                         Melville, NY 11747;
                                                                         January 1997 to present


                                                                         President and Chief Executive Officer:
                                                                         North Side Savings Bank
                                                                         170 Tulip Avenue
                                                                         Floral Park, New York  11001
                                                                         December 1984 to December 1996

F. Don Schwartz                                                          Management Consultant:
    Trustee (63)                                                         1101 Penn Grant Road
                                                                                                        Lancaster, PA 17602
                                                                         April 1985 to present

* Interested person as defined in the 1940 Act.

+ Unless otherwise indicated, each officer and Trustee listed above has held his/her principal occupation for at least the last five years. In addition to the principal occupations noted above, the following officers and Trustees of the Trust hold various positions with American Skandia Investment Services, Incorporated ("ASISI"), the Trust's Investment Manager, and its affiliates, including American Skandia Life Assurance Corporation ("ASLAC"), American Skandia Marketing, Incorporated ("ASM"), American Skandia Information Services and Technology Corporation ("ASIST") or American Skandia Investment Holding Corporation ("ASIHC"): Mr. Boronow also serves as Executive Vice President, Deputy Chief Executive Officer and a Director of ASIHC, and a Director of ASLAC, ASISI, ASM and ASIST; Mr. Carendi also serves as Chairman, President, Chief Executive Officer and a Director of ASIHC, and Chief Executive Officer and a Director of ASLAC, ASISI, ASM and ASIST; Mr. Davy also serves as a Director of ASISI. Mr. Mazzaferro also serves as Executive Vice President and Chief Financial Officer of ASIHC, ASM and ASIST, and President and Chief Financial Officer of ASISI.

         The interested Trustees and officers of the Trust do not receive compensation directly from the Trust for serving in such capacities. However, those officers and Trustees of the Trust who are affiliated with the Investment Manager may receive remuneration indirectly, as the Investment Manager will receive fees from the Trust for the services it provides. Each of the other Trustees receives an annual fee paid by the Trust plus expenses for each meeting of the Board and of shareholders which he attends. Compensation received during the year ended December 31, 1998 by the Trustees who are not interested persons was as follows:

                                                  Aggregate Compensation from          Total Compensation from Registrant and
Name of Trustee                             ----------------------------------------      Fund Complex Paid to Trustee(1)
                                                           Registrant
-------------------------------------------                                           -----------------------------------------


David E. A. Carson                                         $[insert]                                 $[insert]
Julian A. Lerner                                             [insert]                                  [insert]
Thomas M. O'Brien                                            [insert]                                  [insert]
F. Don Schwartz                                              [insert]                                  [insert]


     (1) As of the date of this Statement, the "Fund Complex" consisted of the Trust, American Skandia Advisor Funds, Inc. ("ASAF"), and American Skandia Master Trust ("ASMT").

         The Trust does not offer pension or retirement benefits to its Trustees.

         Under the terms of the Massachusetts General Corporation Law, the Trust may indemnify any person who was or is a Trustee, officer or employee of the Trust to the maximum extent permitted by the Massachusetts General Corporation Law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Board of Trustees, by a majority vote of a quorum which consists of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act (the "1940 Act"), nor parties to the proceeding, or (ii) if the required quorum is not obtainable or if a quorum of such Trustees so directs by independent legal counsel in a written opinion. No indemnification will be provided by the Trust to any Trustee or officer of the Trust for any liability to the Trust or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

INVESTMENT ADVISORY AND OTHER SERVICES:

         Investment Advisory Services: The Trust has entered into investment management agreements with the Investment Manager (the "Management Agreements"). The Investment Manager furnishes each Portfolio with investment advice and certain administrative services with respect to the applicable Portfolio's assets subject to the supervision of the Board of Trustees and in conformity with the stated policies of the applicable Portfolio. The Investment Manager has engaged the Sub-advisors noted on the cover of this Statement to conduct the various investment programs of each Portfolio pursuant to separate sub-advisory agreements with the Investment Manager.

         Under the terms of the Management Agreements, the Investment Manager furnishes, at its expense, such personnel as is required by each Portfolio for the proper conduct of its affairs and engages the Sub-advisors to conduct the investment programs pursuant to the Investment Manager's obligations under the Management Agreements. The Investment Manager, not the Trust, is responsible for the expenses of conducting the investment programs. The Sub-advisor is responsible for the expenses of conducting the investment programs in relation to the applicable Portfolio pursuant to agreements between the Investment Manager and each Sub-advisor. Each Portfolio pays all of its other expenses, including but not limited to, brokerage commissions, legal, auditing, taxes or governmental fees, the cost of preparing share certificates, custodian, depository, transfer and shareholder servicing agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, insurance premiums on property or personnel (including officers and Trustees if available) of the Trust which inure to its benefit, expenses relating to Trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to shareholders. Expenses incurred by the Trust not directly attributable to any specific Portfolio or Portfolios are allocated on the basis of the net assets of the respective Portfolios.

         Under the terms of the Management Agreements, the Investment Manager is permitted to render services to others. The Management Agreements provide that neither the Investment Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the applicable Portfolios, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Management Agreements.


The Investment Management fees payable by each Portfolio to the Investment Manager are as follows. Investment Management fees are payable monthly and are accrued daily for purposes of determining the net asset values of the Portfolios.

         AST Lord Abbett Growth and Income Portfolio: An annual rate of .75% of the average daily net assets of the Portfolio. The Investment Manager has voluntarily agreed to waive a portion of its fee equal to .05% of the average daily net assets of the Portfolio in excess of $1 billion. The Investment Manager may terminate this voluntary agreement at any time.

     AST Lord Abbett Small Cap Value Portfolio: An annual rate of 0.95% of the average daily net assets of the Portfolio.

         AST JanCap Growth Portfolio: An annual rate of .90% of the average daily net assets of the Portfolio. The Investment Manager has voluntarily agreed to waive a portion of its fee equal to .05% of the average daily net assets of the Portfolio in excess of $1 billion. The Investment Manager may terminate this voluntary agreement at any time.

     AST Janus Overseas Growth Portfolio: An annual rate of 1.0% of the average daily net assets of the Portfolio.

     AST Janus Small-Cap Growth Portfolio: An annual rate of .90% of the average daily net assets of the Portfolio.

     AST Money Market Portfolio: An annual rate of .50% of the average daily net assets of the Portfolio. The Investment Manager has voluntarily agreed to waive a portion of its fee equal to .05% of the average daily net assets of the Portfolio. The Investment Manager may terminate this voluntary agreement at any time.

     AST Federated High Yield Portfolio: An annual rate of .75% of the average daily net assets of the Portfolio.

     AST T. Rowe Price Asset Allocation Portfolio: An annual rate of .85% of the average daily net assets of the Portfolio.

     AST T. Rowe Price International Equity Portfolio: An annual rate of 1.0% of the average daily net assets of the Portfolio.

     AST T. Rowe Price Natural Resources Portfolio: An annual rate of .90% of the average daily net assets of the Portfolio.

     AST T. Rowe Price International Bond Portfolio: An annual rate of .80% of the average daily net assets of the Portfolio.

     AST T. Rowe Price Small Company Value Portfolio: An annual rate of .90% of the average daily net assets of the Portfolio.

     AST Founders Passport Portfolio: An annual rate of 1.0% of the average daily net assets of the Portfolio.

     AST INVESCO Equity Income Portfolio: An annual rate of .75% of the average daily net assets of the Portfolio.

     AST PIMCO Total Return Bond Portfolio: An annual rate of .65% of the average daily net assets of the Portfolio.

     AST PIMCO Limited Maturity Bond Portfolio: An annual rate of .65% of the average daily net assets of the Portfolio.

     AST American Century International Growth Portfolio: An annual rate of 1.0% of the average daily net assets of the Portfolio.

     AST American Century Strategic Balanced Portfolio: An annual rate of .85% of the average daily net assets of the Portfolio.

     AST Putnam Value Growth & Income Portfolio: An annual rate of .75% of the average daily net assets of the Portfolio.

         AST Putnam International Equity Portfolio: An annual rate of 1.0% of the average daily net assets of the Portfolio not in excess of $75 million; plus
 .85% of the Portfolio's average daily net assets over $75 million.

         AST Putnam Balanced Portfolio: An annual rate of .75% of the average daily net assets of the Portfolio not in excess of $300 million; plus .70% of the Portfolio's average daily net assets in excess of $300 million.

     AST Cohen & Steers Realty Portfolio: An annual rate of 1.00% of the average daily net assets of the Portfolio.

     AST Stein Roe Venture Portfolio: An annual rate of .95% of the average daily net assets of the Portfolio.

     AST Bankers Trust Enhanced 500 Portfolio: An annual rate of .60% of the average daily net assets of the Portfolio

     AST Marsico Capital Growth Portfolio: An annual rate of .90% of the average daily net assets of the Portfolio.

     AST Neuberger Berman Mid-Cap Value Portfolio: An annual rate of .90% of the portion of the average daily net assets of the Portfolio not in excess of $1 billion; plus .85% of the portion of the net assets over $1 billion. Prior to May 1, 1998, the Investment Manager had engaged Federated Investment Counseling as Sub-advisor for the Portfolio (formerly, the Federated Utility Income Portfolio), for a total Investment Management fee equal to .75% of the first $50 million of the average daily net assets of the Portfolio; plus .60% of the Portfolio's average daily net assets in excess of $50 million.

     AST Neuberger Berman Mid-Cap Growth Portfolio: An annual rate of .90% of the portion of the average daily net assets of the Portfolio not in excess of $1 billion; plus .85% of the portion of the net assets over $1 billion. Prior to May 1, 1998, the Investment Manager had engaged Berger Associates, Inc. as Sub-advisor for the Portfolio (formerly, the Berger Capital Growth Portfolio), for a total Investment Management fee of .75% of the average daily net assets of the Portfolio.

         AST Oppenheimer Large-Cap Growth Portfolio: An annual rate of .90% of the portion of the average daily net assets of the Portfolio not in excess of $1 billion; plus .85% of the portion of the net assets over $1 billion. Prior to January 1, 1999, the Investment Manager had engaged Robertson, Stephens & Company Investment Management, L.P. as Sub-advisor for the Portfolio (formerly the Robertson Stephens Value + Growth Portfolio), for a total Investment Management fee of 1.00% of the average daily net assets of the Portfolio.

         AST Kemper Small-Cap Growth Portfolio: An annual rate of .95% of the portion of the average daily net assets of the Portfolio not in excess of $1 billion; plus .90% of the portion of the net assets over $1 billion.

The investment management fee paid for each of the past three fiscal years by each Portfolio that was publicly offered prior to January 1999 was as follows:

                                                                                          Investment Management Fees
                                           ---------------------------- --------------------------- ---------------------------
                                                                  1996                        1997                        1998
                                           ---------------------------- --------------------------- ---------------------------
                                           ---------------------------- --------------------------- ---------------------------
AST Lord Abbett Growth and Income                            2,881,119                   5,424,483                    [insert]
AST JanCap Growth                                            5,726,567                  11,384,457                    [insert]
AST Janus Overseas Growth                                            0                   1,260,797                    [insert]
AST Janus Small-Cap Growth                                   1,240,016                   2,219,824                    [insert]
AST Money Market                                             2,092,880                   2,941,160                    [insert]
AST Federated High Yield                                       991,953                   2,345,042                    [insert]
AST T. Rowe Price Asset Allocation                             727,787                   1,413,730                    [insert]
AST T. Rowe Price International Equity                       3,011,378                   4,640,262                    [insert]
AST T. Rowe Price Natural Resources                            351,569                     986,496                    [insert]
AST T. Rowe Price International Bond                           595,953                     941,760                    [insert]
AST T. Rowe Price Small Company Value                                0                     713,045                    [insert]
AST Founders Passport                                          778,018                   1,257,908                    [insert]
AST INVESCO Equity Income                                    1,883,792                   3.565.372                    [insert]
AST PIMCO Total Return Bond                                  1,895,849                   2,979,876                    [insert]
AST PIMCO Limited Maturity Bond                              1,239,854                   1,649,461                    [insert]
AST Putnam International Equity                              2,771,876                   3,428,762                    [insert]
AST Putnam Balanced                                          1,828,306                   2,387,734                    [insert]
AST Putnam Value Growth & Income                                     0                     416,420                    [insert]
AST American Century Strategic Balanced                              0                     115,602                    [insert]
AST American Century International Growth                            0                     157,826                    [insert]
AST Marsico Capital Growth                                           0                       1,568                    [insert]
AST Neuberger Berman Mid-Cap Value                             764,844                     886,649                    [insert]
AST Neuberger Berman Mid-Cap Growth                            683,999                   1,259,790                    [insert]
AST Oppenheimer Large-Cap Growth                               117,917                   1,501,894                    [insert]

The sub-advisory fee paid by the Investment Manager to the Sub-advisors for each such Portfolio for each of the past three fiscal years was as follows:

                                                                                          Sub-Advisory Fees
                                           ---------------------------- --------------------------- ---------------------------
                                                                  1996                        1997                        1998
                                           ---------------------------- --------------------------- ---------------------------
AST Lord Abbett Growth and Income                            1,736,325                   3,018,989                    [insert]
AST JanCap Growth                                            3,451,651                   6,261,619                    [insert]
AST Janus Overseas Growth                                            0                     793,793                    [insert]
AST Janus Small-Cap Growth(1)                                  859,376                   1,469,059                    [insert]
AST Money Market                                               697,446                     885,676                    [insert]
AST Federated High Yield                                       448,151                     899,181                    [insert]
AST T. Rowe Price Asset Allocation                             301,555                     503,303                    [insert]
AST T. Rowe Price International Equity                       1,532,137                   2,320,131                    [insert]
AST T. Rowe Price Natural Resources                            208,022                     548,053                    [insert]
AST T. Rowe Price International Bond(2)                        315,293                     470,880                    [insert]
AST T. Rowe Price Small Company Value                                0                     413,993                    [insert]
AST Founders Passport(3)                                       463,898                     728,954                    [insert]
AST INVESCO Equity Income                                      979,103                   1,763,840                    [insert]
AST PIMCO Total Return Bond                                    804,173                   1,221,106                    [insert]
AST PIMCO Limited Maturity Bond                                551,613                     709,408                    [insert]
AST Putnam International Equity(4)                           1,752,761                   2,205,668                    [insert]
AST Putnam Balanced(5)                                         942,912                   1,343,009                    [insert]
AST Putnam Value Growth & Income                                     0                     249,852                    [insert]
AST American Century Strategic Balanced                              0                      68,001                    [insert]
AST American Century International Growth                            0                     110,478                    [insert]
AST Marsico Capital Growth                                           0                         784                    [insert]
AST Neuberger Berman Mid-Cap Value(6)                          374,935                     425,687                    [insert]
AST Neuberger Berman Mid-Cap Growth(7)                         427,236                     734,388                    [insert]
AST Oppenheimer Large-Cap Growth(9)                             70,750                     892,079                    [insert]

(1) For the fiscal years 1996, 1997 and 1998, the entire fee noted above was paid to Founders Asset Management LLC, the prior Sub-advisor for the Portfolio.
(2) For fiscal year 1996, $103,905 was paid to Scudder, Stevens & Clark, Inc., the prior Sub-advisor for the Portfolio and $211,388 was paid to Rowe Price-Fleming International, Inc., the current Sub-advisor for the Portfolio.
(3) For fiscal year 1996, $325,763 was paid to Seligman Henderson Co. ("Seligman") , the prior Sub-advisor for the Portfolio and $138,135 was paid to Founders Asset Management, Inc., the current Sub-advisor for the Portfolio. (4) For fiscal year 1996, $1,338,724 was paid to Seligman, the prior Sub-advisor for the Portfolio and $414,037 was paid to Putnam Investment Management, Inc. ("Putnam"), the current Sub-advisor for the Portfolio. (5) For fiscal year 1996, $691,855 was paid to Phoenix Investment Counsel, Inc., the prior Sub-advisor for the Portfolio and $251,057 was paid to Putnam, the current Sub-advisor for the Portfolio. (6) For fiscal years 1996 and 1997, the entire fee noted above was paid to Federated Investment Counseling ("Federated"), the prior Sub-advisor for the Portfolio. For fiscal year 1998, $[insert] was paid to Federated and $[insert] was paid to Neuberger Berman Management, Inc., the current Sub-advisor for the Portfolio. (7) For fiscal years 1996 and 1997, the entire fee noted above was paid to Berger Associates, Inc.("Berger") , the prior Sub-advisor for the Portfolio. For fiscal year 1998, $[insert] was paid to Berger and $[insert] was paid to Neuberger Berman Management, Inc., the current Sub-advisor for the Portfolio. (8) For fiscal years 1996 and 1997, the entire fee noted above was paid to Robertson, Stephens & Company Investment Management, L.P. "Robertson Stephens" , the prior Sub-advisor for the Portfolio. For fiscal year 1998, $[insert] was paid to Robertson Stephens and $[insert] was paid to OppenheimerFunds, Inc., the current Sub-advisor for the Portfolio.

The Investment Manager has agreed by the terms of the Management Agreements for the following Portfolios of the Trust to reimburse the Portfolio for any fiscal year in order to prevent Portfolio expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, determined by the Trust or the Investment Manager, but inclusive of the management fee) from exceeding a specified percentage of the Portfolio's average daily net assets, as follows:

         AST Lord Abbett Growth and Income Portfolio:  1.25%

         AST JanCap Growth Portfolio:  1.35%.  Commencing September 4, 1996, the
Investment Manager has voluntarily agreed to reimburse certain operating expenses in excess of 1.33% for the AST JanCap Growth Portfolio. This voluntary agreement may be terminated by the Investment Manager at any time.

     AST Money Market Portfolio: .65%. The Investment Manager has voluntarily agreed to reimburse certain operating expenses in excess of .60% for the AST Money Market Portfolio. This voluntary agreement may be terminated by the Investment Manager at any time.

         AST Federated High Yield Portfolio:  1.15%

         AST T. Rowe Price Asset Allocation Portfolio:  1.25%

     AST T. Rowe Price International Equity Portfolio: 1.75%. Commencing May 1, 1996, the Investment Manager has voluntarily agreed to reimburse certain operating expenses in excess of 1.71% for the AST T. Rowe Price International Equity Portfolio. This voluntary agreement may be terminated by the Investment Manager at any time.

         AST T. Rowe Price Natural Resources Portfolio:  1.35%

         AST T. Rowe Price International Bond Portfolio:  1.75%

         AST Founders Passport Portfolio:  1.75%

         AST INVESCO Equity Income Portfolio:  1.20%

         AST PIMCO Total Return Bond Portfolio:  1.05%

         AST PIMCO Limited Maturity Bond Portfolio:  1.05%

         AST Putnam International Equity Portfolio:  1.75%

         AST Putnam Balanced Portfolio: 1.25%

         The Investment Manager has also voluntarily agreed to reimburse the other Portfolios of the Trust for any fiscal year in order to prevent Portfolio expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, determined by the Trust or the Investment Manager, but inclusive of the management fee) from exceeding a specified percentage of each Portfolio's average daily net assets, as follows:

         AST Lord Abbett Small Cap Value Portfolio:  1.35%

         AST Janus Overseas Growth Portfolio:  1.75%

         AST Janus Small-Cap Portfolio:  1.30%

         AST T. Rowe Price Small Company Value Portfolio:  1.30%

         AST American Century International Growth Portfolio:  1.75%

         AST American Century Strategic Balanced Portfolio:  1.25%

         AST Putnam Value Growth & Income Portfolio:  1.25%

         AST Cohen & Steers Realty Portfolio:  1.45%

         AST Stein Roe Venture Portfolio:  1.35%

         AST Bankers Trust Enhanced 500 Portfolio:  .80%

         AST Marsico Capital Growth Portfolio:  1.35%

         AST Neuberger Berman Mid-Cap Value Portfolio:  1.25%

         AST Neuberger Berman Mid-Cap Growth Portfolio:  1.25%

         AST Oppenheimer Large-Cap Growth Portfolio:  1.45%

         AST Kemper Small-Cap Growth Portfolio:  1.35%

         The Investment Manager may terminate the above voluntary agreements at any time. Voluntary payments of Portfolio expenses by the Investment Manager are subject to reimbursement by the Portfolio at the Investment Manager's discretion within the two year period following such payment to the extent permissible under applicable law and provided that the Portfolio is able to effect such reimbursement and remain in compliance with applicable expense limitations.

         Each Management Agreement will continue in effect from year to year, provided it is approved, at least annually, in the manner stipulated in the 1940 Act. This requires that each Management Agreement and any renewal be approved by a vote of the majority of the Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval. Each Management Agreement may be terminated without penalty on sixty days' written notice by vote of a majority of the Board of Trustees or by the Investment Manager, or by holders of a majority of the applicable Portfolio's outstanding shares, and will automatically terminate in the event of its "assignment" as that term is defined in the 1940 Act.


         Sub-Advisory Agreements: The Investment Manager pays each Sub-advisor for the performance of sub-advisory services out of its Investment Management fee and at no additional cost to any Portfolio. The fee paid to the Sub-advisors differs from Portfolio to Portfolio, reflecting the objectives, policies and restrictions of each Portfolio and the nature of each Sub-advisory Agreement. Each Sub-advisor's fee is accrued daily for purposes of determining the amount payable to the Sub-advisor. The fees payable to the present Sub-advisors are as follows:


         Lord, Abbett & Co. for the AST Lord Abbett Growth and Income Portfolio:
An annual rate of .50% of the portion of the average daily net assets of the Portfolio not in excess of $200 million; plus .40% of the portion over $200 million but not in excess of $500 million; plus .375% of the portion over $500 million but not in excess of $700 million; plus .35% of the portion over $700 million but not in excess of $900 million; plus .30% of the portion in excess of $900 million.

     Lord, Abbett & Co. for the AST Lord Abbett Small Cap Value Portfolio: An annual rate of .50% of the average daily net assets of the Portfolio.

         Janus Capital Corporation for the AST JanCap Growth Portfolio: An annual rate of .60% of the portion of the average daily net assets of the Portfolio not in excess of $100 million; plus .55% of the portion over $100 million but not in excess of $1 billion; plus .50% of the portion over $1 billion. Commencing September 4, 1996, the Sub-advisor has voluntarily agreed to waive a portion of its fee equal to .10% of the Portfolio's average daily net assets over $500 million but not in excess of $1 billion; and .05% of the portion of the Portfolio's average daily net assets over $1 billion. The Sub-advisor may terminate this voluntary agreement at any time.

         Janus Capital  Corporation for the AST Janus Overseas Growth Portfolio:
An annual rate of .65% of the portion of the average daily net assets of the Portfolio not in excess of $100 million; plus .60% of the portion of the net assets over $100 million but not in excess of $500 million; and .50% of the portion of the net assets over $500 million.

         Janus Capital Corporation for the AST Janus Small-Cap Growth Portfolio:
An annual rate of .50% of the portion of the average daily net assets of the Portfolio not in excess of $100 million; plus .45% of the portion of the net assets over $100 million but not in excess of $500 million; plus .40% of the portion of the net assets over $500 million but not in excess of $1 billion; plus .35% of the portion of the net assets over $1 billion. Commencing January 1, 1999, the Sub-advisor has voluntarily agreed to waive a portion of its fee equal to .05% of the portions of the Portfolio's average daily net assets over $400 million but not in excess of $500 million and over $900 million but not in excess of $1 billion. The Sub-advisor may terminate this voluntary agreement at any time. Prior to January 1, 1999, the Investment Manager had engaged Founders Asset Management LLC as Sub-advisor for the Portfolio (formerly the Founders Capital Appreciation Portfolio), for a total Sub-advisory fee of .65% of the portion of the average daily net assets of the Portfolio not in excess of $75 million; plus .60% of the portion of the net assets over $75 million but not in excess of $150 million; plus .55% of the portion of the net assets over $150 million.

         J.P.  Morgan  Investment  Management  Inc.  for  the AST  Money  Market
Portfolio: An annual rate of .25% of the portion of the average daily net assets of the Portfolio not in excess of $100 million; plus .20% of the portion over $100 million but not in excess of $200 million; plus .15% of the portion over $200 million but not in excess of $1 billion; and .10% of the portion in excess of $1 billion. Commencing December 30, 1996, the Sub-advisor has voluntarily agreed to waive a portion of its fee equal to .10% of the portion of the Portfolio's average daily net assets not in excess of $100 million; and .05% of the portion of the Portfolio's average daily net assets over $100 million but not in excess of $200 million; and .06% of the portion of the Portfolio's average daily net assets over $500 million but not in excess of $1 billion; and
 .04% of the portion of the Portfolio's average daily net assets over $1 billion. The Sub-advisor may terminate this voluntary agreement at any time.

         Federated  Investment  Counseling  for the  AST  Federated  High  Yield
Portfolio: An annual rate of .50% of the portion of the average daily net assets of the Portfolio under $30 million; plus .40% of the portion of the net assets equal to or in excess of $30 million but under $50 million; plus .30% of the portion equal to or in excess of $50 million but under $75 million; and .25% of the portion equal to or in excess of $75 million.

         T. Rowe Price Associates, Inc. for the AST T. Rowe Price Asset Allocation Portfolio: An annual rate of .50% of the portion of the average daily net assets of the Portfolio not in excess of $25 million; plus .35% of the portion in excess of $25 million but not in excess of $50 million; and .25% of the portion in excess of $50 million.

         Rowe  Price-Fleming  International,  Inc.  for  the AST T.  Rowe  Price
International Equity Portfolio: An annual rate of .75% of the portion of the average daily net assets of the Portfolio not in excess of $20 million; plus
 .60% of the portion of the net assets over $20 million but not in excess of $50 million; and .50% of the portion in excess of $50 million. The Sub-advisor has voluntarily agreed to waive a portion of its fee equal to .25% of the portion of the Portfolio's average daily net assets not in excess of $20 million and .10% of the portion of the net assets over $20 million but not in excess of $50 million, so long as the average daily net assets of the Portfolio equal or exceed $200 million. Furthermore, the Sub-advisor has voluntarily agreed to waive an additional portion of its fee equal to .05% of the Portfolio's average daily net assets so long as the combined average daily net assets of the Portfolio and the ASMT T. Rowe Price International Equity Portfolio of American Skandia Master Trust equal or exceed $500 million.
The Sub-advisor may terminate these voluntary agreements at any time.

         T. Rowe Price Associates, Inc. for the AST T. Rowe Price Natural Resources Portfolio: An annual rate of .60% of the portion of the average daily net assets of the Portfolio not in excess of $20 million; plus .50% of the portion of the net assets over $20 million but not in excess of $50 million. When the net assets of the Portfolio exceed $50 million, the fee is an annual rate of .50% of the average daily net assets of the Portfolio.

     Rowe  Price-Fleming   International,   Inc.  for  the  AST  T.  Rowe  Price
International Bond Portfolio: An annual rate of .40% of the average daily net assets of the Portfolio.

         T. Rowe Price Associates, Inc. for the AST T. Rowe Price Small Company Value Portfolio: An annual rate of .60% of the portion of the average daily net assets of the Portfolio not in excess of $20 million; plus .50% of the portion of the net assets over $20 million but not in excess of $50 million. When the net assets of the Portfolio exceed $50 million, the fee is an annual rate of
 .50% of the average daily net assets of the Portfolio.

         Founders Asset Management LLC for the AST Founders Passport  Portfolio:
An annual rate of .60% of the portion of the average net assets of the Portfolio not in excess of $100 million; plus .50% of the portion of the average net assets of the Portfolio in excess of $100 million.

         INVESCO Funds Group,  Inc. for the AST INVESCO Equity Income Portfolio:
An annual rate of .50% of the portion of the average daily net assets of the Portfolio not in excess of $25 million; plus .45% of the portion of the net assets over $25 million but not in excess of $75 million; plus .40% of the portion of the net assets in excess of $75 million but not in excess of $100 million; and .35% of the portion of the net assets over $100 million.

         Pacific Investment Management Company for the AST PIMCO Total Return Bond Portfolio: An annual rate of .30% of the average daily net assets of the Portfolio not in excess of $150 million; and .25% on the portion of the net assets over $150 million.

         Pacific Investment Management Company for the AST PIMCO Limited Maturity Bond Portfolio: An annual rate of .30% of the average daily net assets of the Portfolio not in excess of $150 million; and .25% on the portion of the net assets over $150 million.

     American Century Investment Management, Inc. for the AST American Century International Growth Portfolio: An annual rate of .70% of the portion of the average daily net assets of the Portfolio not in excess of $100 million; plus
 .60% of the portion of the net assets over $100 million.

     American Century Investment Management, Inc. for the AST American Century Strategic Balanced Portfolio: An annual rate of .50% of the portion of the of the average daily net assets of the Portfolio not in excess of $50 million; plus
 .45% of the portion of the net assets over $50 million.

         Putnam Investment Management, Inc. for the AST Putnam Value Growth & Income Portfolio: An annual rate of .45% of the portion of the average daily net assets of the Portfolio not in excess of $150 million; plus .40% of the portion of the net assets over $150 million but not in excess of $300 million; plus .35% of the portion of the net assets over $300 million.

         Putnam Investment Management, Inc. for the AST Putnam International Equity Portfolio: An annual rate of .65% of the portion of the average daily net assets of the Portfolio not in excess of $150 million; plus .55% of the portion of the average daily net assets of the Portfolio over $150 million but not in excess of $300 million; plus .45% of the portion of the average daily net assets of the Portfolio in excess of $300 million.

         Putnam  Investment  Management,   Inc.  for  the  AST  Putnam  Balanced
Portfolio: An annual rate of .45% of the portion of the average daily net assets of the Portfolio not in excess of $150 million; plus .40% of the portion of the average daily net assets of the Portfolio over $150 million but not in excess of $300 million; plus .35% of the portion of the average daily net assets of the Portfolio in excess of $300 million.

         Cohen & Steers Capital Management, Inc. for the AST Cohen & Steers Realty Portfolio: An annual rate of .60% of the portion of the average daily net assets of the Portfolio not in excess of $100 million; plus .40% of the portion of the net assets over $100 million but not in excess of $250 million; plus .30% of the portion of the net assets over $250 million.

     Stein Roe & Farnham  Incorporated for the AST Stein Roe Venture  Portfolio:
An annual rate of .50% of the average daily net assets of the Portfolio.

         Bankers Trust Company for the AST Bankers Trust Enhanced 500 Portfolio:
An annual rate of .17% of the portion of the average daily net assets of the Portfolio not in excess of $300 million; plus .13% of the portion of the net assets over $300 million.

     Marsico  Capital  Management,  LLC  for  the  AST  Marsico  Capital  Growth
Portfolio: An annual rate of 0.45% of the average daily net assets of the Portfolio.

         Neuberger & Berman Management, Incorporated for the Neuberger & Berman Mid-Cap Value Portfolio: An annual rate of .50% of the portion of the average daily net assets of the Portfolio not in excess of $750 million; plus .45% of the portion of the net assets over $750 million but not in excess of $1 billion; plus .40% of the portion in excess of $1 billion. Prior to May 1, 1998, the Investment Manager had engaged Federated Investment Counseling as Sub-advisor for the Portfolio (formerly, the Federated Utility Income Portfolio), for a total Sub-advisory fee of .50% of the portion of the average daily net assets of the Portfolio not in excess $25 million; plus .35% of the portion in excess of $25 million but not in excess of $50 million; plus .25% of the portion in excess of $50 million.

         Neuberger & Berman Management, Incorporated for the Neuberger & Berman Mid-Cap Growth Portfolio: An annual rate of .45% of the portion of the average daily net assets of the Portfolio not in excess of $100 million; plus .40% of the portion of the net assets over $100 million. Prior to May 1, 1998, the Investment Manager had engaged Berger Associates, Inc. as Sub-advisor for the Portfolio (formerly, the Berger Capital Growth Portfolio), for a total Sub-advisory fee of .55% of the average daily net assets of the Portfolio not in excess of $25 million; plus .50% of the portion of average daily net assets over $25 million but not in excess of $50 million; plus .40% of the portion of the average daily net assets over $50 million.

         OppenheimerFunds,   Inc.  for  the  AST  Oppenheimer  Large-Cap  Growth
Portfolio: An annual rate of .35% of the portion of the average daily net assets of the Portfolio not in excess of $500 million; plus .30% of the portion of the net assets over $500 million but not in excess of $1 billion; plus .25% of the portion of the net assets over $1 billion. Prior to January 1, 1999, the Investment Manager had engaged Robertson, Stephens & Company Investment Management, L.P. as Sub-advisor for the Portfolio (formerly the Robertson Stephens Value + Growth Portfolio), for a total Sub-advisory fee of .60% of the portion of the average daily net assets of the Portfolio not in excess of $200 million; plus .50% of the portion of the net assets over $200 million.

         Scudder Kemper  Investments,  Inc. for the AST Kemper  Small-Cap Growth
Portfolio: An annual rate of .50% of the average daily net assets of the Portfolio not in excess of $100 million; plus .45% of the portion of the net assets over $100 million but not in excess of $400 million; plus .40% of the portion of the net assets over $400 million but not in excess of $900 million; plus .35% of the portion of the net assets over $900 million.

     Corporate Structure. Several of the Sub-advisors are controlled by other parties as noted below:

         Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas
H. Bailey, President and Chairman of the Board of Janus, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus' Board.

     J.P. Morgan Investment Management, LLC is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated, a bank holding company organized under the laws of Delaware.

     Federated Investment Counseling, organized as a Delaware business trust in 1989 is a wholly owned subsidiary of Federated Investors.

         Founders is a 90%-owned subsidiary of Mellon Bank, N.A., with the remaining 10% held by certain Founders executives and portfolio managers. Mellon Bank is a wholly owned subsidiary of Mellon Bank Corporation, a publicly owned multibank holding company which provides a comprehensive range of financial products and services in domestic and selected international markets.

         Pacific Investment Management Company ("PIMCO") is a subsidiary general partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). A majority interest in PIMCO Advisors is held by PIMCO Partners, G.P., a general partnership between Pacific Investment Management Corporation, a California corporation, and an indirect wholly owned subsidiary of Pacific Life Insurance Company, and PIMCO Partners, LLC, a California limited liability company controlled by the managing directors of PIMCO.

     American Century Companies, Inc. ("ACC"), the parent of American Century Investment Management, Inc.

         Putnam Management is a subsidiary of Putnam Investments, Inc., a holding company which in turn is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

     Martin Cohen and Robert H. Steers may be deemed "controlling persons" of Cohen & Steers Capital Management, Inc. on the basis of their ownership of Cohen & Steers' stock.

         Bankers Trust Company is a wholly-owned subsidiary of Bankers Trust New York Corporation, the _____ seventh largest bank holding company in the United States as of ________, 1999.

         NationsBank,   N.A.,  a  national  bank   subsidiary   of   BankAmerica
Corporation, indirectly owns 50% of the voting control of Marsico Capital Management, LLC ("Marsico Capital"). Mr. Thomas F. Marsico and a company controlled by Mr. Marsico own the remainder of Marsico Capital's voting interests.

         All of the voting stock of Neuberger Berman Management, Inc. is owned by individuals who are principals of Neuberger Berman, LLC ("Neuberger Berman"). Neuberger Berman is a member firm of the NYSE and other principal exchanges.

         OppenheimerFunds, Inc. is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Sub-advisor and controlled by Massachusetts Mutual Life Insurance Company.

         Zurich Insurance Company, a leading provider of insurance and financial services, owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees.
         The Administrator and Transfer and Shareholder Servicing Agent: PFPC Inc. (the "Administrator"), 103 Bellevue Parkway, Wilmington, Delaware 19809, a Delaware corporation that is an indirect wholly-owned subsidiary of PNC Financial Corp., serves as the Administrator and Transfer and Shareholder Servicing Agent for the Trust. Pursuant to a Trust Accounting and Administration Agreement between the Trust and the Administrator, dated May 1, 1992 (the "Administration Agreement"), the Administrator has agreed to provide certain fund accounting and administrative services to the Trust, including, among other services, accounting relating to the Trust and investment transactions of the Trust; computation of daily net asset values; maintaining the Trust's books of account; assisting in monitoring, in conjunction with the Investment Manager, compliance with the Portfolios' investment objectives, policies and restrictions; providing office space and equipment necessary for the proper administration and accounting functions of the Trust; monitoring investment activity and income of the Trust for compliance with applicable tax laws; preparing and filing Trust tax returns; preparing financial information in connection with the preparation of the Trust's annual and semi-annual reports and making requisite filings thereof; preparing schedules of Trust share activity for footnotes to financial statements; furnishing financial information necessary for the completion of certain items to the Trust's registration statement and necessary to prepare and file Rule 24f-2 notices; providing an administrative interface between the Investment Manager and the Trust's custodian; creating and maintaining all necessary records in accordance with applicable laws, rules and regulations, including, but not limited to, those records required to be kept pursuant to the 1940 Act; and performing such other duties related to the administration of the Trust as may be requested by the Board of Trustees of the Trust. The Administrator does not have any responsibility or authority for the management of the assets of the Trust, the determination of its investment policies, or for any matter pertaining to the distribution of securities issued by the Trust.

         Under the terms of the Administration Agreement, the Administrator shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which the Administration Agreement relates, except for a loss or expense resulting from willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement. Any person, even though also an officer, director, partner, employee or agent of the Administrator, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed when rendering services to the Trust or acting on any business of the Trust (other than services or business in connection with the Administrator's duties under the Administration Agreement) to be rendering such services to or acting solely for the Trust and not as an officer, director, partner, employee or agent or one under the control or direction of the Administrator even though paid by them.

         As compensation for the services and facilities provided by the Administrator under the Administration Agreement, the Trust has agreed to pay to the Administrator the greater of certain percentages of the average daily net assets of each Portfolio or certain specified minimum annual amounts calculated for each Portfolio. Except for the AST Bankers Trust Enhanced 500 Portfolio, the percentages of the average daily net assets are: (a) 0.10% of the first $200 million; (b) 0.06% of the next $200 million; (c) 0.0275% of the next $200 million; (d) 0.02% of average daily net assets over $1 billion. The percentages for the AST Bankers Trust Enhanced 500 Portfolio are: (a) 0.05% of the first $200 million; (b) 0.03% of the next $200 million; (c) 0.0275 of the next $200 million; (d) 0.02% of the next $400 million; and (e) 0.01% of average daily net assets over $1 billion. The minimum amount is $75,000 for each of the AST Lord Abbett Growth and Income Portfolio, the AST JanCap Growth Portfolio, the AST Money Market Portfolio, the AST Federated High Yield Portfolio, the AST T. Rowe Price Asset Allocation Portfolio, the AST T. Rowe Price Natural Resources Portfolio, the AST T. Rowe Price Small Company Value Portfolio, the Founders Capital Appreciation Portfolio, the AST INVESCO Equity Income Portfolio, the AST Lord Abbett Small Cap Value Portfolio, the AST Cohen & Steers Realty Portfolio, the AST Bankers Trust Enhanced 500 Portfolio, and the AST Marsico Capital Growth Portfolio the AST PIMCO Total Return Bond Portfolio, the AST PIMCO Limited Maturity Bond Portfolio, the AST Oppenheimer Large-Cap Growth Portfolio, the AST American Century Strategic Balanced Portfolio, the AST Putnam Value Growth & Income Portfolio, the AST Putnam Balanced Portfolio, the AST Neuberger Berman Mid-Cap Value Portfolio and the AST Neuberger Berman Mid-Cap Growth Portfolio. The minimum amount is $100,000 for the AST Janus Overseas Growth Portfolio, the AST T. Rowe Price International Bond Portfolio, the AST T. Rowe Price International Equity Portfolio, the AST Founders Passport Portfolio, the AST American Century International Growth Portfolio and the AST Putnam International Equity Portfolio. The minimum amount for the fiscal year ending December 31, 1999 for the AST Kemper Small-Cap Growth Portfolio is $34,375. For an additional discussion of the services provided by the Administrator under the Administration Agreement, and the "out-of-pocket" expenses the Trust is to pay the Administrator, see the Trust's SAI under "Management of the Trust: The Administrator and Transfer and Shareholder Servicing Agent."

         Compensation   for  the  services  and   facilities   provided  by  the
Administrator under the Administration Agreement includes payment of the Administrator's "out-of-pocket" expenses. Such "out-of-pocket" expenses of the Administrator include, but are not limited to, postage and mailing, forms, envelopes, checks, toll-free lines (if requested by the Trust), telephone, hardware and telephone lines for remote terminals (if required by the Trust), wire fees, certificate issuance fees, microfiche and microfilm, telex, federal express, outside independent pricing service charges, record retention/storage and proxy solicitation, mailing and tabulation expenses (if required by the Trust). For the years ended December 31, 1996, 1997 and 1998, the Trust paid the Administrator $3,330,687, $4,902,309 and $[insert] respectively.

         The Administration Agreement provides that it will continue in effect from year to year. The Administration Agreement is terminable, without penalty, by the Board of Trustees, by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities, or by the Administrator, on not less than sixty days' notice. The Administration Agreement shall automatically terminate upon its assignment by the Administrator without the prior written consent of the Trust, provided, however, that no such assignment shall release Administrator from its obligations under the Agreement.


BROKERAGE ALLOCATION: Subject to the supervision of the Board of Trustees of the Trust, decisions to buy and sell securities for the Trust are made for each Portfolio by its Sub-advisor. Generally, the primary consideration in placing Portfolio securities transactions with broker-dealers is to obtain, and maintain the availability of, execution at the best net price available and in the most effective manner possible. Each Sub-advisor is authorized to allocate the orders placed by it on behalf of the applicable Portfolio to brokers who also provide research or statistical material, or other services to the Portfolio or the Sub-advisor for the use of the applicable Portfolio or the Sub-advisor's other accounts. Such allocation shall be in such amounts and proportions as the Sub-advisor shall determine and the Sub-advisor will report on said allocations either to the Investment Manager, which will report on such allocations to the Board of Trustees, or, if requested, directly to the Board of Trustees. Such reports will indicate the brokers to whom such allocations have been made and the basis therefor. The Sub-advisor may consider sale of shares of the Portfolios or variable insurance products that use the Portfolios as investment vehicles, or may consider or follow recommendations of the Investment Manager that take such sales into account, as factors in the selection of brokers to effect portfolio transactions for a Portfolio, subject to the requirements of best net price available and most favorable execution. In this regard, the Investment Manager has directed certain of the Sub-advisors to try to effect a portion of their Portfolios' transactions through broker-dealers that give prominence to variable insurance products using the Portfolios as investment vehicles, to the extent consistent with best net price available and most favorable execution.

         Subject to the rules promulgated by the SEC, as well as other regulatory requirements, a Sub-advisor also may allocate orders to brokers or dealers affiliated with the Sub-advisor or the Investment Manager. Such allocation shall be in such amounts and proportions as the Sub-advisor shall determine and the Sub-advisor will report on said allocations either to the Investment Manager, which will report on such allocations to the Board of Trustees, or, if requested, directly to the Board of Trustees.


         In  selecting a broker to execute  each  particular  transaction,  each
Sub-advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Portfolio on a continuing basis. Accordingly, the cost of the brokerage commissions in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the brokerage services offered. Subject to such policies and procedures as the Board of Trustees may determine, a Sub-advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused a Portfolio to pay a broker that provides research services to the Sub-advisor an amount of commission for effecting an investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Sub-advisor determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Sub-advisor's ongoing responsibilities with respect to a Portfolio or its managed accounts generally. For the years ended December 31, 1996, 1997 and 1998, aggregate brokerage commissions of $7,096,640, $7,265,436, and $[insert], respectively, were paid in relation to brokerage transactions for the Trust. The increase in commissions paid corresponds roughly to the increase in the Trust's net assets during those periods.

During the years ended December 31, 1997 and December 31, 1998 brokerage commissions were paid to certain affiliates of Rowe Price-Fleming International, Inc. by the AST T. Rowe Price International Equity Portfolio in the amounts of $29,585 and $[insert], respectively. For the year ended December 31, 1998, [insert]% of the total brokerage commissions paid by this Portfolio were paid to the affiliated brokers, with respect to transactions representing [insert]% of the Portfolio's total dollar amount of transactions involving the payment of commissions. Similarly, brokerage commissions were paid to Robertson Stephens & Co., an affiliate of Robertson, Stephens & Company Investment Management L.P., by the AST Oppenheimer Large-Cap Growth Portfolio (formerly, the Robertson Stephens Value + Growth Portfolio) in the aggregate amounts of $68,772 and $[insert] for the years ended December 31, 1997 and 1998 respectively. For the year ended December 31, 1998, [insert]% of the total brokerage commissions paid by this Portfolio were paid to Robertson Stephens & Co., with respect to transactions representing [insert]% of the total amount of the Portfolio's transactions involving the payment of commissions. Brokerage commissions in the amount of $____ were paid to Neuberger Berman, LLC, an affiliate of Neuberger Berman Management Inc., by the AST Neuberger Berman Mid-Cap Growth Portfolio for the period from May 1, 1998 (when Neuberger Berman Management Inc. became the Portfolio's Sub-advisor) until December 31, 1998. For that period, __% of the total brokerage commissions paid by this Portfolio were paid to Neuberger Berman, LLC, with respect to transactions representing __% of the total amount of the Portfolio's transactions involving the payment of commissions. Brokerage commissions in the amount of $____ were paid to Neuberger Berman, LLC, by the AST Neuberger Berman Mid-Cap Value Portfolio for the period from May 1, 1998 (when Neuberger Berman Management Inc. became the Portfolio's Sub-advisor) until December 31, 1998. For that period, __% of the total brokerage commissions paid by this Portfolio were paid to Neuberger Berman, LLC, with respect to
transactions   representing   __%  of  the  total  amount  of  the   Portfolio's
transactions involving the payment of commissions. During the year ended December 31, 1998, brokerage commissions were paid to J.P. Morgan Securities Inc. and other affiliates of American Century Investment Management, Inc. by the AST American Century International Growth Portfolio in the amount of $_____. For that year, __% of the total brokerage commissions paid by this Portfolio were paid to the affiliated brokers, with respect to transactions representing __% of the total amount of the Portfolio's transactions involving the payment of commissions. During the year ended December 31, 1998, brokerage commissions were paid to J.P. Morgan Securities Inc. and other affiliates of American Century Investment Management, Inc. by the AST American Century Strategic Balanced Portfolio in the amount of $_____. For that year, __% of the total brokerage commissions paid by this Portfolio were paid to the affiliated brokers, with respect to transactions representing __% of the total amount of the Portfolio's transactions involving the payment of commissions


ALLOCATION OF INVESTMENTS: The Sub-advisors have other advisory clients, some of which have similar investment objectives to one or more Portfolios for which advisory services are being provided. In addition, a Sub-advisor may be engaged to provide advisory services for more than one of the Trust's Portfolios. There will be times when a Sub-advisor may recommend purchases and/or sales of the same securities for a Portfolio and such Sub-advisor's other clients. In such circumstances, it will be the policy of each Sub-advisor to allocate purchases and sales among a Portfolio and its other clients, including other Trust
Portfolios for which it provides advisory services, in a manner which the Sub-advisor deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase costs, holding period and other pertinent factors relative to each account.

COMPUTATION OF NET ASSET VALUES: The Trust determines the net asset values of a Portfolio's shares at the close of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern time, on each day that the Exchange is open for business. Currently, the Exchange is closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         All  Portfolios  with the exception of the AST Money Market  Portfolio:
The net asset value per share of all of the Portfolios with the exception of the AST Money Market Portfolio is determined by dividing the market value of its securities as of the close of trading plus any cash or other assets (including dividends and accrued interest receivable) less all liabilities (including accrued expenses), by the number of shares outstanding. Portfolio securities, including open short positions and options written, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities not listed on an exchange or securities market, or securities in which there were not transactions on that day, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is available. Any securities or other assets for which recent market quotations are not readily available are valued at fair market value as determined in good faith by or under procedures established by the Board of Trustees. Short-term obligations with sixty days or less remaining to maturity are valued on an amortized cost basis. Expenses and fees, including the investment management fees, are accrued daily and taken into account for the purpose of determining net asset value of shares.

         Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in computing the net asset value of the shares of a Portfolio generally are determined as of such earlier times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they usually are determined and the close of the Exchange. If such extraordinary events occur, their effects may not be reflected in the net asset value of a Portfolio calculated as of the close of the Exchange on that day.

         Foreign securities are valued on the basis of quotations from the primary market in which they are traded. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at an exchange rate quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

         AST Money Market Portfolio: For the AST Money Market Portfolio, all securities are valued by the amortized cost method. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of $1.00. No assurance can be given that this goal can be attained. If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Trustees will take steps necessary to reduce such deviation or any unfair results to shareholders, such as changing dividend policy, shortening the average maturity of the investments in the Portfolio or valuing securities on the basis of current market prices if available or, if not, at fair market value.


SALE OF SHARES: The Trust has entered into separate agreements for the sale of shares with American Skandia Life Assurance Corporation ("ASLAC") and Kemper Investors Life Insurance Company ("Kemper"), respectively. Pursuant to these agreements, the Trust will pay ASLAC and Kemper for printing and delivery of certain documents to the beneficial owners of Trust shares who are holders of variable annuity and variable life insurance policies issued by ASLAC and Kemper. Such documents include prospectuses, semi-annual and annual reports and any proxy materials. The Trust will pay ASLAC 0.1%, on an annualized basis, of the net asset value of the shares legally owned by any separate account of ASLAC, and will pay Kemper 0.1%, on an annualized basis, of the net asset value of the shares legally owned by the separate accounts of Kemper named in the sales agreement. A complete description of the manner by which the Trust's shares may be purchased and redeemed appears in the Prospectus under the heading "Purchase and Redemption of Shares."

DESCRIPTION OF SHARES OF THE TRUST: The Trust's Declaration of Trust dated October 31, 1988, which governs certain Trust matters, permits the Trust's Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share. Each share entitles the holder to one vote for the election of Trustees and on all other matters that are not specific to one class of shares, and to participate equally in dividends, distributions of capital gains and net assets of each applicable Portfolio. Only shareholders of shares of a specific Portfolio may vote on matters specific to that Portfolio. Shares of one class may not bear the same economic relationship to the Trust as shares of another class. In the event of dissolution or liquidation, holders of shares of a Portfolio will receive pro rata, subject to the rights of creditors, the proceeds of the sale of the assets held in such Portfolio less the liabilities attributable to such Portfolio. Shareholders of a Portfolio will not be liable for the expenses, obligations or debts of another Portfolio.

         There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid, non-assessable and transferable. The Trustees may at any time create additional series of shares without shareholder approval.

         Generally, there will not be annual meetings of shareholders. A Trustee may, in accordance with certain rules of the Securities and Exchange Commission, be removed from office when the holders of record of not less than two-thirds of the outstanding shares either present a written declaration to the Trust's custodian or vote in person or by proxy at a meeting called for this purpose. In addition, the Trustees will promptly call a meeting of shareholders to remove a Trustee(s) when requested to do so in writing by record holders of not less than 10% of the outstanding shares. Finally, the Trustees shall, in certain circumstances, give such shareholders access to a list of the names and addresses of all other shareholders or inform them of the number of shareholders and the cost of mailing their request.

         Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders. The Declaration of Trust provides for indemnification out of the Trust's property for all loss and expense of any shareholder of the Trust held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations wherein the complaining party was held not to be bound by the disclaimer.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involving the conduct of his office. The Declaration of Trust provides for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also authorizes the purchase of liability insurance on behalf of Trustees and officers.

UNDERWRITER: The Trust is presently used for funding variable annuities and variable life insurance. Pursuant to an exemptive order of the Securities and Exchange Commission, the Trust may also sell its shares directly to qualified plans. If the Trust does sell its shares to qualified plans other than the profit sharing plan covering employees of American Skandia Life Assurance Corporation and its affiliates, it intends to use American Skandia Marketing, Incorporated ("ASM, Inc.") or another affiliated broker-dealer as underwriter, if so required by applicable law. ASM, Inc. is registered as a broker-dealer with the Securities and Exchange Commission and the National Association of Securities Dealers. It is an affiliate of American Skandia Life Assurance Corporation and the Investment Manager, being a wholly-owned subsidiary of American Skandia Investment Holding Corporation. As of the date of this Statement, ASM, Inc. has not received payments from the Trust in connection with any brokerage or underwriting services provided to the Trust.

TAX MATTERS: This discussion of federal income tax consequences applies to the Participating Insurance Companies and qualified plans because these entities are the shareholders of the Trust. The Trust intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. It is the Trust's policy to distribute to shareholders all of its investment income (net of expenses) and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Code so that the Trust will satisfy the distribution requirement of Subchapter M and not be subject to federal income taxes or the 4% excise tax.

         Distributions by the Trust of its net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. These distributions are treated as dividends for federal income tax purposes, but will qualify for the 70% dividends-received deduction for corporate shareholders only to the extent designated as attributable to dividends received by the Trust in a notice from the Trust. Distributions by the Trust of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder held his shares.

         Portions of certain Portfolio's investment income may be subject to foreign income taxes withheld at source. The Trust may elect to "pass-through" to the shareholders of such Portfolios these foreign taxes, in which event each shareholder will be required to include his pro rata portion thereof in his gross income, but will be able to deduct or (subject to various limitations) claim a foreign tax credit for such amount.

         Distributions to shareholders are treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of the Trust. In general, distributions by the Trust are taken into account by the shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by the Trust and received by the shareholders on December 31 of the preceding year. A statement setting forth the federal income tax status of all distributions made or deemed made during the year, including any amount of foreign taxes "passed through," will be sent to shareholders promptly after the end of each year. Notwithstanding the foregoing, distributions by the Trust to certain Qualified Plans may be exempt from federal income tax.

         Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in Treasury regulations. For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look-through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided the regulated investment company satisfies certain conditions relating to the ownership of its shares. The Trust intends to satisfy these ownership conditions. Further, the Trust intends that each Portfolio separately will be adequately diversified. Accordingly, a segregated asset account investing solely in shares of a Portfolio will be adequately diversified, and a segregated asset account investing in shares of one or more Trust Portfolios and shares of other adequately diversified funds generally will be adequately diversified.

         The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Statement, and is subject to change by legislative or administrative action. A description of other tax considerations generally affecting the Trust and its shareholders is found in the section of the Prospectus entitled "Tax Matters." No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders. The discussion herein in the Prospectus is not intended as a substitute for careful tax planning.

PERFORMANCE: The Portfolios may measure performance in terms of total return, which is calculated for any specified period of time by assuming the purchase of shares of the Portfolio at the net asset value at the beginning of the period. Quotations of average annual return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in such Portfolio over periods of 1, 5, and 10 years (up to the life of the Portfolio) and for such other periods as deemed appropriate by the Investment Manager. These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1+T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Each dividend or other distribution paid by each Portfolio during such period is assumed to have been reinvested at the net asset value on the reinvestment date. The shares then owned as a result of this process are valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis.

         Each Portfolio's cumulative total return shows a Portfolio's overall dollar or percentage change in value, including changes in share price and assuming each Portfolio's dividends and capital gains distributions are reinvested. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative return if a Portfolio's performance had been constant over the entire period. Because average annual returns for more than one year tend to smooth out variations in each Portfolio's return, investors should recognize that such figures are not the same as actual year-by-year results. To illustrate the components of overall performance, a Portfolio may separate its cumulative and average annual returns into income results and capital gains or losses. The total return of each Portfolio that had commenced operations as of December 31, 1998, computed as of that date, is shown in the table below. Such performance information is historical and is not intended to indicate future performance of the Portfolio.



Total Return
                                             Date Available                                                         Since
                                                for Sale          One Year       Three Years      Five Years      Inception
------------------------------------------ ------------------- ---------------- --------------- --------------- --------------

                                                                                                  (C>

AST Putnam Internat'l Equity Portfolio(1)       05/17/89          [insert]%        [insert]%      [insert]%       [insert]%
AST Founders Passport Portfolio(2)              05/02/95          [insert]%        [insert]%       N/A             [insert]%
AST  Lord   Abbett   Growth   and  Income       05/01/92          [insert]%        [insert]%       [insert]%       [insert]%
Portfolio
AST JanCap Growth Portfolio                     11/06/92          [insert]%        [insert]%       [insert]%       [insert]%
AST Federated High Yield Portfolio              01/04/94          [insert]%        [insert]%       N/A             [insert]%
AST Putnam Balanced Portfolio(3)                05/04/93          [insert]%        [insert]%       [insert]%       [insert]%
AST  T.  Rowe  Price   Asset   Allocation       01/04/94          [insert]%        [insert]%       [insert]%       [insert]%
Portfolio
AST  T.  Rowe  Price  Internat'l   Equity       01/04/94          [insert]%        [insert]%       [insert]%       [insert]%
Portfolio
AST  T.  Rowe  Price  Natural   Resources       05/02/95          [insert]%        [insert]%       N/A             [insert]%
Portfolio
AST  T.  Rowe   Price   Internat'l   Bond       05/03/94          [insert]%        [insert]%       N/A             [insert]%
Portfolio(4)
AST Janus Small-Cap Growth Portfolio(5)         01/04/94          [insert]%        [insert]%       [insert]%       [insert]%
AST INVESCO Equity Income Portfolio             01/04/94          [insert]%        [insert]%       [insert]%       [insert]%
AST PIMCO Total Return Bond Portfolio           01/04/94          [insert]%        [insert]%       [insert]%       [insert]%
AST PIMCO Limited Maturity Bond Portfolio       05/02/95          [insert]%        [insert]%       N/A             [insert]%
AST Oppenheimer Large-Cap Growth                05/02/96          [insert]%        N/A             N/A             [insert]%
Portfolio(6)
AST Janus Overseas Growth Portfolio             01/02/97          [insert]%        N/A             N/A             [insert]%
AST T. Rowe Price Small Company Value           01/02/97          [insert]%        N/A             N/A             [insert]%
Portfolio
AST American Century Internat'l Growth          01/02/97          [insert]%        N/A             N/A             [insert]%
Portfolio
AST American Century Strategic Balanced         01/02/97          [insert]%        N/A             N/A             [insert]%
Portfolio
AST   Putnam   Value   Growth   &  Income       01/02/97          [insert]%        N/A             N/A             [insert]%
Portfolio
AST Cohen & Steers Realty Portfolio             01/02/98          [insert]%        N/A             N/A             [insert]%
AST Bankers Trust Enhanced 500 Portfolio        01/02/98          [insert]%        N/A             N/A             [insert]%
AST Lord Abbett Small Cap Value Portfolio       01/02/98          [insert]%        N/A             N/A             [insert]%
AST Marsico Capital Growth                      12/22/97          [insert]%        N/A             N/A             [insert]%
AST Neuberger Berman Mid-Cap Value(7)           05/04/93          [insert]%        [insert]%       [insert]%       [insert]%
AST Neuberger Berman Mid-Cap Growth(8)          10/20/94          [insert]%        [insert]%       N/A             [insert]%


(1) Prior to October 15, 1996, Seligman Henderson Co. served as Sub-advisor to the Portfolio. The performance information provided in the above chart reflects that of the Portfolio for periods during part of which the Portfolio was sub-advised by the prior Sub-advisor. (2) Prior to October 15, 1996, Seligman Henderson Co. served as Sub-advisor to the Portfolio. The performance information provided in the above chart reflects that of the Portfolio for periods during part of which the Portfolio was sub-advised by the prior Sub-advisor. (3) Prior to October 15, 1996, Phoenix Investment Counsel, Inc. served as Sub-advisor to the Portfolio. The performance information provided in the above chart reflects that of the Portfolio for periods during part of which the Portfolio was sub-advised by the prior Sub-advisor. (4) Prior to May 1, 1996, Scudder, Stevens & Clark, Inc. served as Sub-advisor to the Portfolio. The performance information provided in the above chart reflects that of the Portfolio for periods during part of which the Portfolio was sub-advised by the prior Sub-advisor. (5) Prior to January 1, 1999, Founders Asset Management LLC. served as Sub-advisor to the Portfolio. The performance information provided in the above chart reflects that of the Portfolio for periods during which the Portfolio was sub-advised by the prior Sub-advisor. (6) Prior to December 31, 1998, Robertson, Stephens & Company Investment Management L.P. served as Sub-advisor to the Portfolio. The performance information provided in the above chart reflects that of the Portfolio for periods during nearly all of which the Portfolio was sub-advised by the prior Sub-advisor. (7) Prior to May 1, 1998, Federated Investment Counseling served as Sub-advisor to the Portfolio. The performance information provided in the above chart reflects that of the Portfolio for periods during part of which the Portfolio was sub-advised by the prior Sub-advisor. (8) Prior to May 1, 1998, Berger Associates, Inc. served as Sub-advisor to the Portfolio. The performance information provided in the above chart reflects that of the Portfolio for periods during part of which the Portfolio was sub-advised by the prior Sub-advisor. * Not annualized.

         The Portfolios may also measure performance in terms of yield. Each Portfolio's yield shows the rate of income the Portfolio earns on its investments as a percentage of the Portfolio's share price. Quotations of a Portfolio's yield (other than the AST Money Market Portfolio) are based on the investment income per share earned during a particular 30-day period (including dividends, if any, and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b + 1)6 -1]
                                       cd

where:   a = dividend and interest income
         b = expenses accrued for the period
         c = average daily number of shares outstanding during the period that were entitled to receive dividends d = maximum net asset value per share on the last day of the period

         For the Portfolio's investments denominated in foreign currencies, income and expenses are calculated in their respective currencies and then converted to U.S. dollars. Yields are calculated according to methods that are standardized for all stock and bond funds. Because yield calculation methods differ from the method used for other accounting purposes (for instance, currency gains and losses are not reflected in the yield calculation), a Portfolio's yield may not equal the income paid to shareholders' accounts or the income reported in the Portfolio's financial statements.

         The AST Money Market Portfolio yield refers to the income generated by an investment in the Portfolio over a seven-day period expressed as an annual percentage rate. Such Portfolio also may calculate an effective yield by compounding the base period return over a one-year period. The effective yield will be slightly higher than the yield because of the compounding effect on this assumed reinvestment.

         The current yield and effective yield calculations for shares of the AST Money Market Portfolio are illustrated for the seven-day period ended December 31, 1998:

                                    Current Yield              Effective Yield
                                     [insert%                       [insert]%


         Such Portfolio's total return is based on the overall dollar or percentage change in value of a hypothetical investment in the Portfolio assuming dividend distributions are reinvested.


         The Portfolios impose no sales or other charges that would impact the total return or yield computations. Portfolio performance figures are based upon historical results and are not intended to indicate future performance. The investment return and principal value of an investment in any of the Portfolios will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         Yield and total returns quoted from the Portfolios include the effect of deducting each Portfolio's expenses, but may not include charges and expenses attributable to any particular insurance product. Because shares of the Portfolios may be purchased through variable insurance contracts, the prospectus of the Participating Insurance Company sponsoring such contract should be carefully reviewed for information on relevant charges and expenses. Excluding these charges from quotations of each Portfolio's performance has the effect of increasing the performance quoted. The effect of these charges should be considered when comparing a Portfolio's performance to that of other mutual funds. In advertising and sales literature, these figures will be accompanied by figures that reflect the applicable contract charges.

         From time to time in advertisements or sales material, the Portfolios (or Participating Insurance Companies) may discuss their performance ratings or other information as published by recognized mutual fund statistical or rating services, such as Lipper Analytical Services, Inc., Morningstar or by publications of general interest, such as Forbes or Money. The Portfolios may also compare their performance to that of other selected mutual funds, mutual fund averages or recognized stock market indicators, including the Standard & Poor's 500 Stock Index, the Standard & Poor Midcap Index, the Dow Jones Industrial Average, the Russell 2000 and the NASDAQ composite. In addition, the Portfolios may compare their total return or yield to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Each of the AST Janus Overseas Growth Portfolio, AST T. Rowe Price International Equity Portfolio, AST T. Rowe Price International Bond Portfolio, AST Founders Passport Portfolio, AST American Century International Growth Portfolio and AST Putnam International Equity Portfolio may compare its performance to the record of global market indicators such as Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index), an unmanaged index of foreign common stock prices translated into U.S. dollars. Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Portfolios and such other funds or market indicators may be comprised of securities that differ significantly from the Portfolios' investments.


CUSTODIAN:


         The custodian for all cash and securities holdings of the AST Janus Overseas Growth Portfolio, AST T. Rowe Price International Equity Portfolio, AST
T. Rowe Price International Bond Portfolio, AST Founders Passport Portfolio, AST American Century International Growth Portfolio and AST Putnam International Equity Portfolio is The Chase Manhattan Bank, One Pierrepont, Brooklyn, New York. The custodian for all cash and securities holdings of the other Portfolios is PNC Bank, Airport Business Center, International Court 2, 200 Stevens Drive, Philadelphia, Pennsylvania 19113. For these Portfolios, The Chase Manhattan Bank will serve as co-custodian with respect to foreign securities holdings.


OTHER INFORMATION:

         Principal Holders: As of February 15, 1999, more than 99% of each Portfolio was owned of record by American Skandia Life Assurance Corporation ("ASLAC") on behalf of the owners of variable annuity contracts issued by ASLAC. As of February 15, 1999, the amount of shares of the Trust owned by the ten persons who were the officers and directors of the Trust at that time and who are shown as such in the section of this Statement entitled "Management," was less than one percent of the shares. To the knowledge of the Trust, no person owned beneficially more than 5% of any class of the Trust's outstanding shares as of February 15, 1999.

         The Participating Insurance Companies are not obligated to continue to invest in shares of any Portfolio under all circumstances. Variable annuity and variable life insurance policy holders should refer to the prospectuses for such products for a description of the circumstances in which such a change might occur.

         Reports to Holders: Holders of variable annuity contracts or variable life insurance policies issued by Participating Insurance Companies for which shares of the Trust are the investment vehicle will receive from the Participating Insurance Companies, unaudited semi-annual financial statements and audited year-end financial statements. Participants in the Skandia Qualified Plan may request such information from the plan's trustees. Each report will show the investments owned by the Trust and the market values of the investments and will provide other information about the Trust and its operations.

FINANCIAL STATEMENTS: The statements which follow in Appendix A of this Statement of Additional Information are Audited Financial Statements for the Trust for the year ended December 31, 1998. To the extent and only to the extent that any statement in a document incorporated by reference into this Statement is modified or superseded by a statement in this Statement or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Statement.

        You may obtain, without charge, a copy of any or all the documents incorporated by reference in this Statement, including any exhibits to such documents which have been specifically incorporated by reference. We send such documents upon receipt of your written or oral request. Please address your request to American Skandia Trust, P.O. Box 883, Shelton, Connecticut, 06484 or call (203) 926-1888.

                                   APPENDIXES

           APPENDIX A FINANCIAL STATEMENTS FOR AMERICAN SKANDIA TRUST

           APPENDIX B DESCRIPTIONS OF CERTAIN DEBT SECURITIES RATINGS

           APPENDIX A FINANCIAL STATEMENTS FOR AMERICAN SKANDIA TRUST

                                   APPENDIX B

                 Description of Certain Debt Securities Ratings

Moody's Investors Service, Inc. ("Moody's")

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa -- Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Corporation ("Standard & Poor's")

         AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated AA has a strong capacity to pay interest and repay principal, and differs from the highest rated issues only in a small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

         BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

         B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

         CCC -- Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, economic or financial conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC -- The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI -- The rating CI is reserved for income bonds on which no interest is being paid.

         D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or minus (-) -- Ratings from AA to CCC may be modified by the addition of a plus of minus sign to show relative standing within the major rating categories.

                 Description of Certain Commercial Paper Ratings

Moody's

         Prime-1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 -- Issuers rated Prime-2 (or related supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 -- Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Not Prime - Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's

         A-1 -- This highest category indicates that the degree of safety regarding time payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation.

         A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

         A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of the changes in circumstances than obligations carrying the higher designations.

         B -- Issues rated B are regarded as having only speculative capacity for timely payment.

         C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

         D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.

PART C.      OTHER INFORMATION


ITEM 23.          Exhibits

         vi       (a).     (1)      Declaration of Trust of Registrant.

         vi                (2)      Amendment to Agreement  and  Declaration  of
                                    Trust of Registrant.

         vi                (3)      Amendment   to   Declaration   of  Trust  of
                                    Registrant.

         vi       (b).     By-laws of Registrant.

         vi       (c).     Articles III and VI of the Registrant's Declaration of Trust and Article 11 of the Registrant's By-laws.

         vi       (d).     (1)      Investment  Management  Agreement  between  Registrant  and  American  Skandia  Life  Investment
                                    Management, Inc. for the Lord Abbett Growth and Income Portfolio.

         vi                (2)      Investment  Management  Agreement  between  Registrant  and  American  Skandia  Life  Investment
                                    Management, Inc. for the JanCap Growth Portfolio.

         vi                (3)      Investment  Management  Agreement  between  Registrant  and  American  Skandia  Life  Investment
                                    Management, Inc. for the AST Money Market.

         vi                (4)      Investment  Management  Agreement  between  Registrant  and  American  Skandia  Life  Investment
                                    Management, Inc. for the Federated High Yield Portfolio.

         vi                (5)      Investment  Management  Agreement  between  Registrant  and  American  Skandia  Life  Investment
                                    Management, Inc. for the T. Rowe Price Asset Allocation Portfolio.

         vi                (6)      Investment  Management  Agreement  between  Registrant  and  American  Skandia  Life  Investment
                                    Management, Inc. for the T. Rowe Price International Equity Portfolio.

         vi                (7)      Investment  Management  Agreement  between  Registrant  and  American  Skandia  Life  Investment
                                    Management, Inc. for the INVESCO Equity Income Portfolio.

         vi                (8)      Investment  Management  Agreement  between  Registrant  and  American  Skandia  Life  Investment
                                    Management, Inc. for the PIMCO Total Return Portfolio.

         vi                (9)      Investment  Management  Agreement  between  Registrant  and  American  Skandia  Life  Investment
                                    Management, Inc. for T. Rowe Price Natural Resources Portfolio.

         vi                (10)     Investment  Management  Agreement  between  Registrant  and  American  Skandia  Life  Investment
                                    Management, Inc. for PIMCO Limited Maturity Bond Portfolio.

         i                 (11)     Investment  Management  Agreement between Registrant and American Skandia  Investment  Services,
                                    Incorporated for the T. Rowe Price International Bond Portfolio.

         ii                (12)     Investment  Management  Agreement between Registrant and American Skandia  Investment  Services,
                                    Incorporated for the AST Janus Overseas Growth Portfolio.

         ii                (13)     Investment  Management  Agreement between Registrant and American Skandia  Investment  Services,
                                    Incorporated for the T. Rowe Price Small Company Value Portfolio.

         ii                (14)     Investment  Management  Agreement between Registrant and American Skandia  Investment  Services,
                                    Incorporated for the Founders Passport Portfolio.

         ii                (15)     Investment  Management  Agreement between Registrant and American Skandia  Investment  Services,
                                    Incorporated for the Twentieth Century International Growth Portfolio.

         ii                (16)     Investment  Management  Agreement between Registrant and American Skandia  Investment  Services,
                                    Incorporated for the Twentieth Century Strategic Balanced Portfolio.

         ii                (17)     Investment  Management  Agreement between Registrant and American Skandia  Investment  Services,
                                    Incorporated for the AST Putnam Value Growth & Income Portfolio.

         ii                (18)     Investment  Management  Agreement between Registrant and American Skandia  Investment  Services,
                                    Incorporated for the AST Putnam International Equity Portfolio.

         ii                (19)     Investment  Management  Agreement between Registrant and American Skandia  Investment  Services,
                                    Incorporated for the AST Putnam Balanced Portfolio.

         v                 (20)     Investment  Management  Agreement between Registrant and American Skandia  Investment  Services,
                                    Incorporated for the Lord Abbett Small Cap Value Portfolio.

         v                 (21)     Investment  Management  Agreement between Registrant and American Skandia  Investment  Services,
                                    Incorporated for the Cohen & Steers Realty Portfolio.

         v                 (22)     Investment  Management  Agreement between Registrant and American Skandia  Investment  Services,
                                    Incorporated for the Stein Roe Venture Portfolio.

         v                 (23)     Investment  Management  Agreement between Registrant and American Skandia  Investment  Services,
                                    Incorporated for the Bankers Trust Enhanced 500 Portfolio.

         v                 (24)     Investment  Management  Agreement between Registrant and American Skandia  Investment  Services,
                                    Incorporated for the Marsico Capital Growth Portfolio.

         vii               (25)     Investment  Management  Agreement between Registrant and American Skandia  Investment  Services,
                                    Incorporated for the Neuberger&Berman Mid-Cap Value Portfolio.

         vii               (26)     Investment  Management  Agreement between Registrant and American Skandia  Investment  Services,
                                    Incorporated for the Neuberger&Berman Mid-Cap Growth Portfolio.

         ix                (27)     Investment  Management  Agreement between Registrant and American Skandia  Investment  Services,
                                    Incorporated for the AST Janus Small-Cap Growth Portfolio.

         ix                (28)     Investment  Management  Agreement between Registrant and American Skandia  Investment  Services,
                                    Incorporated for the AST Oppenheimer Large-Cap Growth Portfolio.

         ix                (29)     Investment  Management  Agreement between Registrant and American Skandia  Investment  Services,
                                    Incorporated for the AST Kemper Small-Cap Growth Portfolio.

         vii               (30)     Sub-advisory Agreement between American Skandia Investment Services, Inc. and Lord, Abbett & Co.
                                    for the Lord Abbett Growth and Income Portfolio.

         vi                (31)     Sub-advisory  Agreement  between  American  Skandia Life Investment  Management,  Inc. and Janus
                                    Capital Corporation for the JanCap Growth Portfolio.

         vi                (32)     Sub-advisory  Agreement  between  American  Skandia  Investment  Services,  Inc. and J.P. Morgan
                                    Investment Management Inc. for the AST Money Market Portfolio.

         vi                (33)     Sub-advisory  Agreement  between  American  Skandia  Investment  Services,  Inc.  and  Federated
                                    Investment Counseling for the Federated High Yield Portfolio.

         vii               (34)     Sub-advisory  Agreement  between American Skandia  Investment  Services,  Inc. and T. Rowe Price
                                    Associates, Inc. for the T. Rowe Price Asset Allocation Portfolio.

         vi                (35)     Sub-advisory Agreement between American Skandia Investment Services, Inc. and Rowe Price-Fleming
                                    International, Inc. for the T. Rowe Price International Equity Portfolio.

         vi                (36)     Sub-advisory  Agreement between American Skandia Investment Services Inc. and Pacific Investment
                                    Management Company for the PIMCO Total Return Portfolio.

         vi                (37)     Sub-advisory  Agreement  between American Skandia  Investment  Services,  Inc. and T. Rowe Price
                                    Associates, Inc. for the T. Rowe Price Natural Resources Portfolio.

         vi                (38)     Sub-advisory Agreement between American Skandia Investment Services, Inc. and Pacific Investment
                                    Management Company for the PIMCO Limited Maturity Bond Portfolio.

         i                 (39)     Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and Rowe
                                    Price-Fleming International, Inc. for the T. Rowe Price International Bond Portfolio.

         ii                (40)     Sub-advisory  Agreement  between American Skandia  Investment  Services,  Incorporated and Janus
                                    Capital Corporation for the AST Janus Overseas Growth Portfolio.

         ii                (41)     Sub-advisory  Agreement between American Skandia Investment  Services,  Incorporated and T. Rowe
                                    Price Associates, Inc. for the T. Rowe Price Small Company Value Portfolio.

         vii               (42)     Sub-advisory  Agreement between American Skandia Investment Services,  Incorporated and Founders
                                    Asset Management LLC for the Founders Passport Portfolio.

         ii                (43)     Sub-advisory Agreement between American Skandia Investment Services,  Incorporated and Investors
                                    Research Corporation for the Twentieth Century International Growth Portfolio.

         ii                (44)     Sub-advisory Agreement between American Skandia Investment Services,  Incorporated and Investors
                                    Research Corporation for the Twentieth Century Strategic Balanced Portfolio.

         ii                (45)     Sub-advisory  Agreement between American Skandia  Investment  Services,  Incorporated and Putnam
                                    Investment Management, Inc. for the AST Putnam Value Growth & Income Portfolio.

         ii                (46)     Sub-advisory  Agreement between American Skandia  Investment  Services,  Incorporated and Putnam
                                    Investment Management, Inc. for the AST Putnam International Equity Portfolio.

         ii                (47)     Sub-advisory  Agreement between American Skandia  Investment  Services,  Incorporated and Putnam
                                    Investment Management, Inc. for the AST Putnam Balanced Portfolio.

         iv                (48)     Sub-advisory  Agreement between American Skandia Investment  Services,  Incorporated and INVESCO
                                    Trust Company for the INVESCO Equity Income Portfolio.

         viii              (49)     Amendment to Sub-advisory Agreement between American Skandia Investment Services,  Incorporated,
                                    INVESCO Trust Company and INVESCO Funds Group, Inc. for the INVESCO Equity Income Portfolio.

         v                 (50)     Sub-advisory  Agreement  between American Skandia  Investment  Services,  Incorporated and Lord,
                                    Abbett & Co. for the Lord Abbett Small Cap Value Portfolio.

         v                 (51)     Sub-advisory  Agreement between American Skandia Investment  Services,  Incorporated and Cohen &
                                    Steers Capital Management, Inc. for the Cohen & Steers Realty Portfolio.

         v                 (52)     Sub-advisory Agreement between American Skandia Investment Services,  Incorporated and Stein Roe
                                    & Farnham Incorporated for the Stein Roe Venture Portfolio.

         v                 (53)     Sub-advisory  Agreement between American Skandia Investment  Services,  Incorporated and Bankers
                                    Trust Global Investment Management for the Bankers Trust Enhanced 500 Portfolio.

         v                 (54)     Sub-advisory  Agreement between American Skandia Investment  Services,  Incorporated and Marsico
                                    Capital Management, LLC for the Marsico Capital Growth Portfolio.

         vii               (55)     Sub-advisory   Agreement  between  American  Skandia  Investment   Services,   Incorporated  and
                                    Neuberger&Berman Management, Incorporated for the Neuberger&Berman MidCap Value Portfolio.

         vii               (56)     Sub-advisory   Agreement  between  American  Skandia  Investment   Services,   Incorporated  and
                                    Neuberger&Berman Management, Incorporated for the Neuberger&Berman MidCap Growth Portfolio.

         ix                (57)     Sub-advisory  Agreement  between American Skandia  Investment  Services,  Incorporated and Janus
                                    Capital Corporation for the AST Janus Small-Cap Growth Portfolio.

         ix                (58)     Sub-advisory   Agreement  between  American  Skandia  Investment   Services,   Incorporated  and
                                    OppenheimerFunds, Inc. for the AST Oppenheimer Large-cap Growth Portfolio.

         ix                (59)     Sub-advisory  Agreement between American Skandia Investment  Services,  Incorporated and Scudder
                                    Kemper Investments, Inc. for the AST Kemper Small-Cap Growth Portfolio.
         vi       (e).     (1)      Sales Agreement between Registrant and American Skandia Life Assurance
                                    Corporation.

         ii                (2)      Sales Agreement between Registrant and Kemper Investors Life Insurance Company.

                  (f).     None.

         viii     (g).     (1)      Amended and Restated Custody Agreement between Registrant and Morgan Stanley Trust Company.

         viii              (2)      Foreign Custody Manager Delegation Amendment

         vi                (3)      Amended Custodian Agreement between Registrant and Provident National Bank.

         viii              (4)      Amendment to Custodian Services Agreement between Registrant and PNC Bank, N.A.

         vi                (5)      Amended  Transfer  Agency  Agreement  between  Registrant  and  Provident  Financial  Processing
                                    Corporation.

         vi       (h).     (1)      Amended   Administration   Agreement  between  Registrant  and  Provident  Financial  Processing
                                    Corporation.

         iii               (2)      Service  Agreement  between  American  Skandia  Investment  Services,  Incorporated  and  Kemper
                                    Investors Life Insurance Company.

                  (i).     Consent of Counsel for the Registrant.


         *        (j).     Independent Auditors' Consent.


                  (k).     None.

         vi       (l).     Certificate re:  initial $100,000 capital.

                  (m)      None.


         *        (n).     Financial Data Schedules.


                  (o).     None.
--------------------------

*        To be filed by future amendment.

i Filed as an Exhibit to Post-Effective Amendment No. 18 to Registration Statement, which Amendment was filed via EDGAR on April 30, 1996, and is incorporated herein by reference.

ii Filed as an Exhibit to Post-Effective Amendment No. 20 to Registration Statement, which Amendment was filed via EDGAR on December 24, 1996, and is incorporated herein by reference.

iii Filed as an Exhibit to Post-Effective Amendment No. 21 to Registration Statement, which Amendment was filed via EDGAR on February 28, 1997, and is incorporated herein by reference.

iv Filed as an Exhibit to Post-Effective Amendment No. 23 to Registration Statement, which Amendment was filed via EDGAR on October 7, 1997, and is incorporated herein by reference.

v Filed as an Exhibit to Post-Effective Amendment No. 24 to Registration Statement, which Amendment was filed via EDGAR on December 19, 1997, and is incorporated herein by reference.

vi Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

vii Filed as an Exhibit to Post-Effective Amendment No. 26 to Registration Statement, which Amendment was filed via EDGAR on May 1, 1998, and is incorporated herein by reference.

viii Filed as an Exhibit to Post-Effective Amendment No. 27 to Registration Statement, which Amendment was filed via EDGAR on October 16, 1998, and is incorporated herein by reference.


ix Filed as an Exhibit to Post-Effective Amendment No. 28 to Registration Statement, which Amendment was filed via EDGAR on December 28, 1998, and is incorporated herein by reference.



ITEM 24. Persons Controlled By or Under Common Control with Registrant

         Registrant does not control any person within the meaning of the Investment Company Act of 1940. Registrant may be deemed to be under common control with its investment manager and its affiliates because a controlling interest in Registrant is held of record by American Skandia Life Assurance Corporation. See Registrant's Statement of Additional Information under "Organization and Management of the Trust" and "Other Information."

ITEM 25. Indemnification


         Article VIII of the Registrant's Declaration of Trust provides as follows:

         The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or any other proceeding, whether civil or criminal, before any court or administrative legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or (b) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties) shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of any undertaking by or on behalf of such Covered Person repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (1) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (providing that a majority of the disinterested Trustees then in the office act on the matter), or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

         With respect to liability of the Investment Manager to Registrant or to shareholders of Registrant's Portfolios under the Investment Management Agreements, reference is made to Section 13 or 14 of each form of Investment Management Agreement filed herewith or incorporated by reference herein.

         With respect to the Sub-Advisors' indemnification of the Investment Manager and its affiliated and controlling persons, and the Investment Manager's indemnification of each Sub-advisor and its affiliated and controlling persons, reference is made to Section 14 (Section 9 in the case of the Sub-Advisory
Agreement for the Jan-Cap Growth Portfolio) of each form of Sub-Advisory Agreement filed herewith or incorporated by reference herein.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26.          Business and Other Connections of Investment Adviser


         American Skandia Investment Services, Incorporated ("ASISI"), One Corporate Drive, Shelton, Connecticut 06484, serves as the investment manager to the Registrant. Information as to the officers and directors of ASISI is included in ASISI's Form ADV (File No. 801-40532), including the amendments to such Form ADV filed with the Commission on April 7, 1998, August 13, 1997, April 11, 1997, October 22, 1996, March 22, 1996 and April 11, 1995, and is
incorporated herein by reference.


ITEM 27. Principal Underwriter


         Registrant's shares are presently offered exclusively as an investment medium for life insurance companies writing both variable annuity and variable life insurance policies. Pursuant to an exemptive order of the Commission, Registrant may also sell its shares directly to the Skandia Qualified Plan and other qualified plans. If Registrant sells its shares to other qualified plans, it intends to use American Skandia Marketing, Incorporated ("ASM, Inc.") or another affiliated broker-dealer as underwriter, if so required by applicable law. ASM, Inc. is registered as a broker-dealer with the Commission and the National Association of Securities Dealers. It is an affiliate of ASISI and American Skandia Life Assurance Corporation, being a wholly-owned subsidiary of American Skandia Investment Holding Corporation.

         The following individuals, all of whom have as their principal business address, One Corporate Drive, Shelton, Connecticut 06484, are the current officers and/or directors of ASM, Inc.:


Jan R. Carendi                                         Chairman, Chief Executive Officer & Director
Gordon C. Boronow                                      Deputy Chief Executive Officer &Director
Wade A. Dokken                                         President, Deputy Chief Executive Officer & Director
Thomas M. Mazzaferro                                   Executive Vice President, Chief Financial Officer & Director
Anders O. Soderstrom                                   Executive Vice President and Chief Information Officer
Patricia J. Abram                                      Senior Vice President and National Sales Manager, Variable Life
Kimberly A. Bradshaw                                   Vice President & National Accounts Manager/Qualified Plans
Robert Brinkman                                        Senior Vice President, National Sales Manager
Lucinda C. Ciccarello                                  Vice President, Mutual Funds
William F. Cordner, Jr.                                Vice President, Customer Focus Teams
Ian Kennedy                                            Senior Vice President, Customer Service
Lawrence Kudlow                                        Senior Vice President & Chief Economist
N. David Kuperstock                                    Vice President, Product Development & Director
David R. Monroe                                        Treasurer
Michael A. Murray                                      Vice President and National Sales  Manager/American  Skandia Advisor Funds,
                                                       Inc.
Brian O'Connor                                         Vice President & National Sales Manager, Internal Wholesaling
M. Patricia Paez                                       Director
Kathleen A. Pritchard                                  Vice President and National Key Accounts/Financial Institutions
Hayward L. Sawyer                                      Senior Vice President, National Sales Manager & Director
Leslie S. Sutherland                                   Vice President & National Accounts Manager
Amanda C. Sutyak                                       Vice President
Christian Thwaites                                     Senior Vice President, National Marketing Director
Bayard F. Tracy                                        Senior Vice President, National Sales Manager & Director
Mary Toumpas                                           Vice President & Compliance Director
Deborah G. Ullman                                      Senior Vice  President and Chief  Operating  Officer,  Finance and Business
                                                       Operations
M. Priscilla Pannell                                   Corporate Secretary
Kathleen A. Chapman                                    Assistant Corporate Secretary


         Of the above, the following individuals are also officers and/or directors of Registrant: Jan R. Carendi (President, Principal Executive Officer & Trustee); Gordon C. Boronow (Vice President & Trustee); and Thomas M. Mazzaferro (Trustee).


ITEM 28. Location of Accounts and Records

         Records regarding the Registrant's securities holdings are maintained at Registrant's Custodians, PNC Bank, Airport Business Center, International
Court 2, 200 Stevens Drive, Philadelphia, Pennsylvania 19113, and The Chase Manhattan Bank, One Pierrepont Plaza, Brooklyn, New York 11201. Certain records with respect to the Registrant's securities transactions are maintained at the offices of the various sub-advisors to the Registrant. The Registrant's corporate records are maintained at its offices at One Corporate Drive, Shelton, Connecticut 06484. The Registrant's financial and interestholder ledgers and similar financial records are maintained at the offices of its Administrator, PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.



ITEM 29. Management Services


         None.


ITEM 30. Undertakings


         None.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Shelton and State of Connecticut, on the 2nd day of March, 1999.

                                                          By: /s/ Eric C. Freed
                                                                  Eric C. Freed
                                                                      Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                              Date




/s/ Jan R. Carendi*                         President (Principal                        3/2/99
Jan R. Carendi                              Executive Officer)
                                            and Trustee

/s/ Gordon Boronow*                         Vice President                              3/2/99
Gordon C. Boronow                           and Trustee

/s/ Eric C. Freed                           Secretary                                   3/2/99
Eric C. Freed

/s/ Richard G. Davy, Jr.                    Treasurer (Chief                            3/2/99
Richard G. Davy, Jr.                        Financial and Accounting
                                            Officer)

/s/ David E. A. Carson*                     Trustee                                     3/2/99
David E. A. Carson

/s/ Julian A. Lerner*                       Trustee                                     3/2/99
Julian A. Lerner

/s/ Thomas M. Mazzaferro*                   Trustee                                     3/2/99
Thomas M. Mazzaferro

/s/ Thomas M. O'Brien*                      Trustee                                     3/2/99
Thomas M. O'Brien

/s/ F. Don Schwartz*                        Trustee                                     3/2/99
F. Don Schwartz


                                            *By:  /s/ Eric C. Freed
                                                  Eric C. Freed

         *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 22 to the Registration Statement, as filed with the Commission on April 30, 1997.

                               Registration No. 33-24962










                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                    EXHIBITS
                   FILED WITH POST-EFFECTIVE AMENDMENT NO. 29
                                  TO FORM N-1A



                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 AND
                         INVESTMENT COMPANY ACT OF 1940


                             AMERICAN SKANDIA TRUST

                                    Exhibits

                                Table of Contents

                  Exhibit Number                        Description


                  10                       Consent of Counsel for the Registrant

                  11                       Independent Auditor's Consent